THE HUDSON RIVER TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 1999 (Unaudited)



                                                                                    ALLIANCE
                                                                                  INTERMEDIATE
                                                                   ALLIANCE        GOVERNMENT
                                                                 MONEY MARKET      SECURITIES
                                                                  PORTFOLIO         PORTFOLIO
                                                              ----------------- ----------------
ASSETS:
Investments at value (Notes 1 and 4) ........................  $1,146,034,774     $227,443,889
Cash ........................................................      20,072,341          153,468
Receivable for securities sold ..............................              --       13,353,423
Collateral held for securities loaned (Note 1) ..............              --       23,566,820
Receivable from Separate Accounts for Trust shares sold .....       6,787,425          327,976
Dividends, interest and other receivables ...................       6,157,701        1,980,819
                                                               --------------     ------------
  Total assets ..............................................   1,179,052,241      266,826,395
                                                               --------------     ------------
LIABILITIES:
Options written at value (Premiums received: Alliance
 Common Stock Portfolio--$147,756,325)
 (Notes 1 and 4) ............................................              --               --
Payable to custodian ........................................              --               --
Payable for securities purchased ............................      19,900,639       37,722,957
Payable for collateral received on securities loaned ........              --       23,566,820
Payable to Separate Accounts for Trust shares redeemed ......       7,001,970          136,753
Unrealized depreciation of forward currency contracts
 (Notes 1 and 4) ............................................              --               --
Distribution fees payable ...................................          84,310            9,272
Investment advisory fees payable ............................         355,160           92,282
Trustees' fees payable ......................................          36,054            7,479
Accrued expenses ............................................          34,388           12,144
                                                               --------------     ------------
  Total liabilities .........................................      27,412,521       61,547,707
                                                               --------------     ------------
NET ASSETS ..................................................  $1,151,639,720     $205,278,688
                                                               ==============     ============
Investments at cost .........................................  $1,146,367,252     $230,138,358
                                                               ==============     ============
COMPONENTS OF NET ASSETS (NOTE 1):
 Paid in capital ............................................  $1,125,921,125     $211,673,830
 Accumulated undistributed (overdistributed) net
  investment income .........................................      26,046,025        4,912,980
 Accumulated undistributed net realized gain (loss) .........           5,048       (8,613,653)
 Unrealized appreciation/depreciation on investments
  and foreign currency denominated assets and
  liabilities ...............................................        (332,478)      (2,694,469)
                                                               --------------     ------------
NET ASSETS ..................................................  $1,151,639,720     $205,278,688
                                                               ==============     ============
CLASS IA SHARES:
Net Assets ..................................................  $  785,055,333     $163,877,441
                                                               ==============     ============
Shares outstanding (Note 5) .................................      75,070,487       17,112,177
                                                               ==============     ============
Net asset value, offering and redemption price per share
 (Note 1) ...................................................  $        10.46     $       9.58
                                                               ==============     ============
CLASS IB SHARES:
Net Assets ..................................................  $  366,584,387     $ 41,401,247
                                                               ==============     ============
Shares outstanding (Note 5) .................................      35,158,340        4,334,334
                                                               ==============     ============
Net asset value, offering and redemption price per share
 (Note 1) ...................................................  $        10.43     $       9.55
                                                               ==============     ============



                                                                                                     ALLIANCE
                                                                  ALLIANCE         ALLIANCE         GROWTH AND
                                                                QUALITY BOND      HIGH YIELD          INCOME
                                                                  PORTFOLIO       PORTFOLIO         PORTFOLIO
                                                              ---------------- --------------- -------------------
ASSETS:
Investments at value (Notes 1 and 4) ........................  $ 341,723,925    $ 574,873,989    $ 1,297,030,100
Cash ........................................................        135,847        1,190,159            756,839
Receivable for securities sold ..............................     21,347,551       26,018,148          5,731,794
Collateral held for securities loaned (Note 1) ..............     19,826,510               --         37,512,306
Receivable from Separate Accounts for Trust shares sold .....        617,418          569,610          4,163,892
Dividends, interest and other receivables ...................      3,615,643       15,958,189          2,069,688
                                                               -------------    -------------    ---------------
  Total assets ..............................................    387,266,894      618,610,095      1,347,264,619
                                                               -------------    -------------    ---------------
LIABILITIES:
Options written at value (Premiums received: Alliance
 Common Stock Portfolio--$147,756,325)
 (Notes 1 and 4) ............................................             --               --                 --
Payable to custodian ........................................             --               --                 --
Payable for securities purchased ............................     26,543,849       15,792,590          1,427,947
Payable for collateral received on securities loaned ........     19,826,510               --         37,512,306
Payable to Separate Accounts for Trust shares redeemed ......         88,439          242,712            931,081
Unrealized depreciation of forward currency contracts
 (Notes 1 and 4) ............................................             --               --                 --
Distribution fees payable ...................................             38           49,942             39,662
Investment advisory fees payable ............................        159,490          341,460            611,908
Trustees' fees payable ......................................          8,449           13,298             14,159
Accrued expenses ............................................         15,317           47,400             61,696
                                                               -------------    -------------    ---------------
  Total liabilities .........................................     46,642,092       16,487,402         40,598,759
                                                               -------------    -------------    ---------------
NET ASSETS ..................................................  $ 340,624,802    $ 602,122,693    $ 1,306,665,860
                                                               =============    =============    ===============
Investments at cost .........................................  $ 352,847,880    $ 644,025,543    $ 1,071,289,341
                                                               =============    =============    ===============
COMPONENTS OF NET ASSETS (NOTE 1):
 Paid in capital ............................................  $ 345,930,349    $ 712,716,874    $ 1,003,276,238
 Accumulated undistributed (overdistributed) net
  investment income .........................................      9,373,693       32,829,013          3,024,377
 Accumulated undistributed net realized gain (loss) .........     (3,555,211)     (74,271,640)        74,624,486
 Unrealized appreciation/depreciation on investments
  and foreign currency denominated assets and
  liabilities ...............................................    (11,124,029)     (69,151,554)       225,740,759
                                                               -------------    -------------    ---------------
NET ASSETS ..................................................  $ 340,624,802    $ 602,122,693    $ 1,306,665,860
                                                               =============    =============    ===============
CLASS IA SHARES:
Net Assets ..................................................  $ 340,458,141    $ 379,653,083    $ 1,120,581,914
                                                               =============    =============    ===============
Shares outstanding (Note 5) .................................     35,459,959       44,355,831         57,823,776
                                                               =============    =============    ===============
Net asset value, offering and redemption price per share
 (Note 1) ...................................................  $        9.60    $        8.56    $         19.38
                                                               =============    =============    ===============
CLASS IB SHARES:
Net Assets ..................................................  $     166,661    $ 222,469,610    $   186,083,946
                                                               =============    =============    ===============
Shares outstanding (Note 5) .................................         17,375       26,083,014          9,633,725
                                                               =============    =============    ===============
Net asset value, offering and redemption price per share
 (Note 1) ...................................................  $        9.59    $        8.53    $         19.32
                                                               =============    =============    ===============

See Notes to Financial Statements.

      ALLIANCE            ALLIANCE             ALLIANCE          ALLIANCE
    EQUITY INDEX        COMMON STOCK            GLOBAL        INTERNATIONAL
     PORTFOLIO            PORTFOLIO           PORTFOLIO         PORTFOLIO
------------------- -------------------- ------------------- ---------------
  $ 2,338,177,042     $ 15,332,541,658     $ 1,587,091,315    $247,505,049
               --            1,318,469             905,876              --
       12,736,904           33,740,339          38,312,429       6,286,225
       24,126,740          587,676,922          97,668,284      15,492,734
        5,364,871            9,956,545          22,524,853       3,613,378
        2,073,578           15,603,010           2,498,875         608,084
  ---------------     ----------------     ---------------    ------------
    2,382,479,135       15,980,836,943       1,749,001,632     273,505,470
  ---------------     ----------------     ---------------    ------------
               --          229,317,092                  --              --
          325,547                   --                  --         133,936
        4,171,349          136,632,394          26,279,973       2,009,928
       24,126,740          587,676,922          97,668,284      15,492,734
        2,645,681            5,927,875           1,989,602          53,109
               --               11,574              48,365           1,676
            1,422              264,791              14,617           2,011
          608,689            4,654,496             883,847         184,303
           24,144              388,459              44,015           5,578
           93,255              731,637             229,107          69,437
  ---------------     ----------------     ---------------    ------------
       31,996,827          965,605,240         127,157,810      17,952,712
  ---------------     ----------------     ---------------    ------------
  $ 2,350,482,308     $ 15,015,231,703     $ 1,621,843,822    $255,552,758
  ===============     ================     ===============    ============
  $ 1,611,203,547     $ 10,951,170,531     $ 1,169,846,949    $229,497,677
  ===============     ================     ===============    ============
  $ 1,591,417,336     $  9,130,138,512     $ 1,142,836,365    $237,340,260
       11,956,857           61,487,965           1,919,411       1,152,691
       18,026,193        1,523,830,325          61,155,458        (890,188)
      729,081,922        4,299,774,901         415,932,588      17,949,995
  ---------------     ----------------     ---------------    ------------
  $ 2,350,482,308     $ 15,015,231,703     $ 1,621,843,822    $255,552,758
  ===============     ================     ===============    ============
  $ 2,344,017,894     $ 13,779,458,509     $ 1,553,370,599    $246,169,843
  ===============     ================     ===============    ============
       83,714,592          497,660,174          71,084,924      20,891,889
  ===============     ================     ===============    ============
  $         28.00     $          27.69     $         21.85    $      11.78
  ===============     ================     ===============    ============
  $     6,464,414     $  1,235,773,194     $    68,473,223    $  9,382,915
  ===============     ================     ===============    ============
          231,327           44,791,924           3,144,579         798,541
  ===============     ================     ===============    ============
  $         27.94     $          27.59     $         21.78    $      11.75
  ===============     ================     ===============    ============



      ALLIANCE          ALLIANCE         ALLIANCE                               ALLIANCE
     AGGRESSIVE        SMALL CAP       CONSERVATIVE         ALLIANCE             GROWTH
       STOCK             GROWTH         INVESTORS           BALANCED           INVESTORS
     PORTFOLIO         PORTFOLIO        PORTFOLIO          PORTFOLIO           PORTFOLIO
------------------- --------------- ----------------- ------------------- -------------------
  $ 4,557,558,940    $ 310,805,082    $ 430,122,424     $ 2,008,861,993     $ 2,313,238,487
          139,645               --        1,146,457           5,888,863           3,480,078
       14,003,444        8,926,337        1,552,870           9,959,025          20,324,636
      296,817,450               --       31,783,922          99,991,868         136,068,978
          280,741          240,754          643,915             460,763           2,322,426
        4,203,170           43,315        2,943,121          11,045,389           7,176,774
  ---------------    -------------    -------------     ---------------     ---------------
    4,873,003,390      320,015,488      468,192,709       2,136,207,901       2,482,611,379
  ---------------    -------------    -------------     ---------------     ---------------
               --               --               --                  --                  --
               --               --               --                  --                  --
               --        4,719,610        1,957,187          14,274,527          20,038,394
      296,817,450               --       31,783,922          99,991,868         136,068,978
        8,700,175       18,080,758          180,561           1,619,784             532,294
               --               --                9               2,947              10,349
           42,581           23,963           12,359               1,616              29,104
        2,180,455          232,131          182,409             729,037           1,047,908
          181,218            2,296           15,198              95,599              57,302
          267,663           31,742           18,141             155,719             159,518
  ---------------    -------------    -------------     ---------------     ---------------
      308,189,542       23,090,500       34,149,786         116,871,097         157,943,847
  ---------------    -------------    -------------     ---------------     ---------------
  $ 4,564,813,848    $ 296,924,988    $ 434,042,923     $ 2,019,336,804     $ 2,324,667,532
  ===============    =============    =============     ===============     ===============
  $ 3,898,175,119    $ 284,313,105    $ 401,511,837     $ 1,757,577,394     $ 1,943,710,493
  ===============    =============    =============     ===============     ===============
  $ 3,735,799,335    $ 308,481,245    $ 381,912,704     $ 1,591,333,036     $ 1,778,298,674
        6,628,659         (644,183)       7,336,076          31,355,192          18,659,368
      163,002,033      (37,404,051)      16,194,268         145,379,390         159,071,290
      659,383,821       26,491,977       28,599,875         251,269,186         368,638,200
  ---------------    -------------    -------------     ---------------     ---------------
  $ 4,564,813,848    $ 296,924,988    $ 434,042,923     $ 2,019,336,804     $ 2,324,667,532
  ===============    =============    =============     ===============     ===============
  $ 4,369,333,860    $ 183,363,171    $ 376,637,429     $ 2,012,050,796     $ 2,189,694,688
  ===============    =============    =============     ===============     ===============
      113,857,497       15,581,896       29,358,167         102,040,920          99,599,485
  ===============    =============    =============     ===============     ===============
  $         38.38    $       11.77    $       12.83     $         19.72     $         21.99
  ===============    =============    =============     ===============     ===============
  $   195,479,988    $ 113,561,817    $  57,405,494     $     7,286,008     $   134,972,844
  ===============    =============    =============     ===============     ===============
        5,120,081        9,690,278        4,485,730             369,976           6,157,984
  ===============    =============    =============     ===============     ===============
  $         38.18    $       11.72    $       12.80     $         19.69     $         21.92
  ===============    =============    =============     ===============     ===============

THE HUDSON RIVER TRUST
STATEMENTS OF OPERATIONS
Six Months Ended June 30, 1999 (Unaudited)


                                                                            ALLIANCE
                                                                          INTERMEDIATE
                                                            ALLIANCE       GOVERNMENT
                                                          MONEY MARKET     SECURITIES
                                                            PORTFOLIO       PORTFOLIO
                                                         -------------- ----------------
INVESTMENT INCOME:
 Income* (Note 1):
  Dividends (including $1,574,824 from affiliated
    companies for the Alliance Aggressive
    Stock Portfolio) ...................................  $         --    $         --
  Interest .............................................    28,579,884       5,464,494
                                                          ------------    ------------
    Total income .......................................    28,579,884       5,464,494
                                                          ------------    ------------
 Expenses (Notes 1, 2, and 3):
  Investment advisory fee ..............................     1,917,659         495,161
  Custodian fees .......................................        50,793          35,192
  Distribution fees--Class IB ..........................       468,253          46,473
  Printing and mailing expenses ........................        40,168          12,094
  Professional fees ....................................        12,445           2,053
  Trustees' fees .......................................         5,494             906
  Miscellaneous ........................................         8,741           1,441
                                                          ------------    ------------
    Total expenses .....................................     2,503,553         593,320
                                                          ------------    ------------
NET INVESTMENT INCOME (LOSS) ...........................    26,076,331       4,871,174
                                                          ------------    ------------
REALIZED AND UNREALIZED GAIN (LOSS)
 (NOTES 1 AND 4):
 Realized Gain (Loss):
  On securities (including $(52,397,507) and
    $8,532,994 from affiliated companies for the
    Alliance Common Stock and Alliance
    Aggressive Stock Portfolios, respectively) .........         1,034      (2,828,157)
  On options written ...................................            --              --
  On foreign currency transactions .....................            --              --
  On futures contracts .................................            --          50,470
                                                          ------------    ------------
 Realized gain (loss)--net .............................         1,034      (2,777,687)
                                                          ------------    ------------
 Change in Unrealized
  Appreciation/Depreciation:
  On securities ........................................    (1,024,502)     (4,138,835)
  On options written ...................................            --              --
  On foreign currency transactions .....................            --              --
  On futures contracts .................................            --          (1,345)
                                                          ------------    ------------
 Unrealized appreciation/depreciation--net .............    (1,024,502)     (4,140,180)
                                                          ------------    ------------
REALIZED AND UNREALIZED GAIN (LOSS)--NET ...............    (1,023,468)     (6,917,867)
                                                          ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS ............................................  $ 25,052,863    $ (2,046,693)
                                                          ============    ============



                                                                                               ALLIANCE
                                                             ALLIANCE         ALLIANCE        GROWTH AND
                                                           QUALITY BOND      HIGH YIELD         INCOME
                                                             PORTFOLIO        PORTFOLIO       PORTFOLIO
                                                         ---------------- ---------------- ---------------
INVESTMENT INCOME:
 Income* (Note 1):
  Dividends (including $1,574,824 from affiliated
    companies for the Alliance Aggressive
    Stock Portfolio) ...................................  $          --    $          --    $  6,163,393
  Interest .............................................      9,893,847       35,135,239              --
                                                          -------------    -------------    ------------
    Total income .......................................      9,893,847       35,135,239       6,163,393
                                                          -------------    -------------    ------------
 Expenses (Notes 1, 2, and 3):
  Investment advisory fee ..............................        866,362        1,812,944       3,011,962
  Custodian fees .......................................         23,698           39,583          45,444
  Distribution fees--Class IB ..........................            214          270,722         183,476
  Printing and mailing expenses ........................         19,871           44,416          55,154
  Professional fees ....................................          3,624            6,864          11,194
  Trustees' fees .......................................          1,600            3,030           4,942
  Miscellaneous ........................................          2,547            4,820           7,861
                                                          -------------    -------------    ------------
    Total expenses .....................................        917,916        2,182,379       3,320,033
                                                          -------------    -------------    ------------
NET INVESTMENT INCOME (LOSS) ...........................      8,975,931       32,952,860       2,843,360
                                                          -------------    -------------    ------------
REALIZED AND UNREALIZED GAIN (LOSS)
 (NOTES 1 AND 4):
 Realized Gain (Loss):
  On securities (including $(52,397,507) and
    $8,532,994 from affiliated companies for the
    Alliance Common Stock and Alliance
    Aggressive Stock Portfolios, respectively) .........     (3,272,575)     (38,644,506)     66,826,677
  On options written ...................................             --               --              --
  On foreign currency transactions .....................        180,242          (21,010)             --
  On futures contracts .................................             --               --              --
                                                          -------------    -------------    ------------
 Realized gain (loss)--net .............................     (3,092,333)     (38,665,516)     66,826,677
                                                          -------------    -------------    ------------
 Change in Unrealized
  Appreciation/Depreciation:
  On securities ........................................    (14,016,711)      (4,861,908)     83,683,092
  On options written ...................................             --               --              --
  On foreign currency transactions .....................             --               --              --
  On futures contracts .................................             --               --              --
                                                          -------------    -------------    ------------
 Unrealized appreciation/depreciation--net .............    (14,016,711)      (4,861,908)     83,683,092
                                                          -------------    -------------    ------------
REALIZED AND UNREALIZED GAIN (LOSS)--NET ...............    (17,109,044)     (43,527,424)    150,509,769
                                                          -------------    -------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS ............................................  $  (8,133,113)   $ (10,574,564)   $153,353,129
                                                          =============    =============    ============

----------
* Net of foreign taxes withheld on dividends of $728, $341,496, $970,777, $265,431, $35,521, $207,606 and $483,277 for the Alliance Equity Index,
      Alliance Common Stock, Alliance Global, Alliance International, Alliance Conservative Investors, Alliance Balanced and Alliance Growth Investors Portfolios, respectively.










See Notes to Financial Statements.

    ALLIANCE          ALLIANCE         ALLIANCE        ALLIANCE
  EQUITY INDEX      COMMON STOCK        GLOBAL      INTERNATIONAL
    PORTFOLIO        PORTFOLIO        PORTFOLIO       PORTFOLIO
---------------- ----------------- --------------- ---------------


  $ 13,418,034    $   58,364,149    $  9,473,636     $ 2,440,826
     1,235,414        25,683,747       1,801,886         341,288
  ------------    --------------    ------------     -----------
    14,653,448        84,047,896      11,275,522       2,782,114
  ------------    --------------    ------------     -----------
     3,021,132        24,494,275       4,709,673         967,297
        75,608           284,979         345,093         154,005
         6,313         1,272,507          71,420          10,433
        86,102           785,933          80,466           5,079
        18,956           144,466          15,781           2,374
         8,369            63,777           6,967           1,048
        13,310           101,449          11,081           1,666
  ------------    --------------    ------------     -----------
     3,229,790        27,147,386       5,240,481       1,141,902
  ------------    --------------    ------------     -----------
    11,423,658        56,900,510       6,035,041       1,640,212
  ------------    --------------    ------------     -----------




     2,166,607     1,167,152,754      27,162,012        (103,753)
            --       422,030,940              --              --
           966          (171,738)     (1,240,592)       (359,883)
     2,590,408                --              --              --
  ------------    --------------    ------------     -----------
     4,757,981     1,589,011,956      25,921,420        (463,636)
  ------------    --------------    ------------     -----------
   213,874,010       (50,654,582)    141,950,839      13,536,370
            --       194,425,681              --              --
          (123)          (35,701)         23,744        (415,518)
     1,603,226                --              --              --
  ------------    --------------    ------------     -----------
   215,477,113       143,735,398     141,974,583      13,120,852
  ------------    --------------    ------------     -----------
   220,235,094     1,732,747,354     167,896,003      12,657,216
  ------------    --------------    ------------     -----------
  $231,658,752    $1,789,647,864    $173,931,044     $14,297,428
  ============    ==============    ============     ===========



   ALLIANCE        ALLIANCE        ALLIANCE                        ALLIANCE
  AGGRESSIVE       SMALL CAP     CONSERVATIVE      ALLIANCE         GROWTH
     STOCK          GROWTH         INVESTORS       BALANCED       INVESTORS
   PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO       PORTFOLIO
-------------- ---------------- -------------- --------------- ---------------


 $ 15,461,397   $      463,938   $    675,313   $   5,186,363   $  7,830,778
    3,725,619          330,250      7,817,622      26,027,700     17,802,494
 ------------   --------------   ------------   -------------   ------------
   19,187,016          794,188      8,492,935      31,214,063     25,633,272
 ------------   --------------   ------------   -------------   ------------
   11,666,294        1,235,940        971,973       3,984,058      5,433,305
       94,768           45,458         64,727         174,166        231,297
      212,971          128,474         57,184           7,468        140,083
      328,009           18,760         15,111         127,170        112,391
       50,422            3,496          4,362          21,683         23,030
       22,260            1,543          1,926           9,572         10,167
       35,408            2,456          3,063          15,228         16,171
 ------------   --------------   ------------   -------------   ------------
   12,410,132        1,436,127      1,118,346       4,339,345      5,966,444
 ------------   --------------   ------------   -------------   ------------
    6,776,884         (641,939)     7,374,589      26,874,718     19,666,828
 ------------   --------------   ------------   -------------   ------------




  166,093,055      (14,797,314)    14,432,935     131,163,328    147,273,528
           --               --             --              --             --
           --               --       (162,485)       (936,025)    (1,054,449)
           --               --             --              --             --
 ------------   --------------   ------------   -------------   ------------
  166,093,055      (14,797,314)    14,270,450     130,227,303    146,219,079
 ------------   --------------   ------------   -------------   ------------
  332,007,921       14,460,303     (5,034,452)    (31,693,354)    55,110,494
           --               --             --              --             --
           --               --         (9,956)       (100,251)      (239,591)
           --               --             --              --             --
 ------------   --------------   ------------   -------------   ------------
  332,007,921       14,460,303     (5,044,408)    (31,793,605)    54,870,903
 ------------   --------------   ------------   -------------   ------------
  498,100,976         (337,011)     9,226,042      98,433,698    201,089,982
 ------------   --------------   ------------   -------------   ------------
 $504,877,860   $     (978,950)  $ 16,600,631   $ 125,308,416   $220,756,810
 ============   ==============   ============   =============   ============

THE HUDSON RIVER TRUST
STATEMENTS OF CHANGES IN NET ASSETS


                                                                           ALLIANCE
                                                                    MONEY MARKET PORTFOLIO
                                                             -------------------------------------
                                                                 SIX MONTHS         YEAR ENDED
                                                                   ENDED           DECEMBER 31,
                                                               JUNE 30, 1999           1998
                                                             ----------------- -------------------
                                                                (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income .....................................  $   26,076,331    $      38,632,711
 Realized gain (loss)--net .................................           1,034               15,569
 Change in unrealized appreciation/depreciation of
  investments and foreign currency denominated
  assets and liabilities--net ..............................      (1,024,502)             580,153
                                                              --------------    -----------------
 Net increase (decrease) in net assets from operations .....      25,052,863           39,228,433
                                                              --------------    -----------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1):
 Class IA:
  Dividends from net investment income .....................              --          (27,368,048)
  Distributions from realized gains ........................              --              (21,660)
                                                              --------------    -----------------
 Total Class IA dividends and distributions ................              --          (27,389,708)
                                                              --------------    -----------------
 Class IB:
  Dividends from net investment income .....................              --          (11,444,905)
  Distributions from realized gains ........................              --               (9,300)
                                                              --------------    -----------------
 Total Class IB dividends and distributions ................              --          (11,454,205)
                                                              --------------    -----------------
 Decrease in net assets from dividends and
  distributions ............................................              --          (38,843,913)
                                                              --------------    -----------------
SHARE TRANSACTIONS (NOTES 1 AND 5):
 Class IA:
  Shares sold ..............................................     840,003,626        1,395,774,350
  Shares issued in reinvestment of dividends and
   distributions ...........................................              --           27,389,708
  Shares redeemed ..........................................    (795,258,764)      (1,150,845,557)
                                                              --------------    -----------------
 Total Class IA transactions ...............................      44,744,862          272,318,501
                                                              --------------    -----------------
 Class IB:
  Shares sold ..............................................     185,808,956          412,735,045
  Shares issued in reinvestment of dividends and
   distributions ...........................................              --           11,454,205
  Shares redeemed ..........................................    (213,996,569)        (160,498,113)
                                                              --------------    -----------------
 Total Class IB transactions ...............................     (28,187,613)         263,691,137
                                                              --------------    -----------------
 Net increase in net assets derived from share
  transactions .............................................      16,557,249          536,009,638
                                                              --------------    -----------------
INCREASE (DECREASE) IN NET ASSETS ..........................      41,610,112          536,394,158
NET ASSETS, BEGINNING OF PERIOD ............................   1,110,029,608          573,635,450
                                                              --------------    -----------------
NET ASSETS, END OF PERIOD* .................................  $1,151,639,720    $   1,110,029,608
                                                              ==============    =================



                                                                        ALLIANCE
                                                                 INTERMEDIATE GOVERNMENT
                                                                  SECURITIES PORTFOLIO
                                                             -------------------------------
                                                                SIX MONTHS      YEAR ENDED
                                                                  ENDED        DECEMBER 31,
                                                              JUNE 30, 1999        1998
                                                             --------------- ---------------
                                                               (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income .....................................  $   4,871,174   $   7,810,216
 Realized gain (loss)--net .................................     (2,777,687)      2,997,540
 Change in unrealized appreciation/depreciation of
  investments and foreign currency denominated
  assets and liabilities--net ..............................     (4,140,180)        108,806
                                                              -------------   -------------
 Net increase (decrease) in net assets from operations .....     (2,046,693)     10,916,562
                                                              -------------   -------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1):
 Class IA:
  Dividends from net investment income .....................             --      (6,948,505)
  Distributions from realized gains ........................             --              --
                                                              -------------   -------------
 Total Class IA dividends and distributions ................             --      (6,948,505)
                                                              -------------   -------------
 Class IB:
  Dividends from net investment income .....................             --        (839,019)
  Distributions from realized gains ........................             --              --
                                                              -------------   -------------
 Total Class IB dividends and distributions ................             --        (839,019)
                                                              -------------   -------------
 Decrease in net assets from dividends and
  distributions ............................................             --      (7,787,524)
                                                              -------------   -------------
SHARE TRANSACTIONS (NOTES 1 AND 5):
 Class IA:
  Shares sold ..............................................     32,739,798      70,532,629
  Shares issued in reinvestment of dividends and
   distributions ...........................................             --       6,948,505
  Shares redeemed ..........................................    (20,622,259)    (42,186,626)
                                                              -------------   -------------
 Total Class IA transactions ...............................     12,117,539      35,294,508
                                                              -------------   -------------
 Class IB:
  Shares sold ..............................................     14,051,601      26,363,094
  Shares issued in reinvestment of dividends and
   distributions ...........................................             --         839,019
  Shares redeemed ..........................................     (3,124,925)     (1,510,389)
                                                              -------------   -------------
 Total Class IB transactions ...............................     10,926,676      25,691,724
                                                              -------------   -------------
 Net increase in net assets derived from share
  transactions .............................................     23,044,215      60,986,232
                                                              -------------   -------------
INCREASE (DECREASE) IN NET ASSETS ..........................     20,997,522      64,115,270
NET ASSETS, BEGINNING OF PERIOD ............................    184,281,166     120,165,896
                                                              -------------   -------------
NET ASSETS, END OF PERIOD* .................................  $ 205,278,688   $ 184,281,166
                                                              =============   =============

---------
* Including accumulated undistributed (overdistributed) net investment income of $26,046,025 and $(30,306) for the Alliance Money Market Portfolio; $4,912,980 and $41,806 for the Alliance Intermediate Government Securities Portfolio; $9,373,693 and $397,762 for the Alliance Quality Bond Portfolio; $32,829,013 and $(123,847) for the Alliance High Yield Portfolio; $3,024,377 and $181,017 for the Alliance Growth and Income Portfolio; $11,956,857 and $533,199 for the Alliance Equity Index Portfolio, as of June 30, 1999 and December 31, 1998, respectively.












See Notes to Financial Statements.

            ALLIANCE                         ALLIANCE
     QUALITY BOND PORTFOLIO            HIGH YIELD PORTFOLIO
-------------------------------- ---------------------------------
   SIX MONTHS      YEAR ENDED       SIX MONTHS       YEAR ENDED
     ENDED        DECEMBER 31,        ENDED         DECEMBER 31,
 JUNE 30, 1999        1998        JUNE 30, 1999         1998
--------------- ---------------- --------------- -----------------
  (UNAUDITED)                      (UNAUDITED)

 $   8,975,931   $  14,192,221    $  32,952,860   $    59,339,850
    (3,092,333)      6,621,611      (38,665,516)      (25,614,101)
   (14,016,711)        759,535       (4,861,908)      (71,913,643)
 -------------   -------------    -------------   ---------------
    (8,133,113)     21,573,367      (10,574,564)      (38,187,894)
 -------------   -------------    -------------   ---------------
            --     (14,217,744)              --       (42,986,540)
            --      (6,441,066)              --        (8,030,526)
 -------------   -------------    -------------   ---------------
            --     (20,658,810)              --       (51,017,066)
 -------------   -------------    -------------   ---------------
            --            (256)              --       (16,704,168)
            --            (209)              --        (3,915,248)
 -------------   -------------    -------------   ---------------
            --            (465)              --       (20,619,416)
 -------------   -------------    -------------   ---------------
            --     (20,659,275)              --       (71,636,482)
 -------------   -------------    -------------   ---------------
    46,369,904     121,204,490       45,595,125       192,696,791
            --      20,658,810               --        51,017,066
   (20,202,626)    (23,592,796)     (64,762,849)     (118,180,171)
 -------------   -------------    -------------   ---------------
    26,167,278     118,270,504      (19,167,724)      125,533,686
 -------------   -------------    -------------   ---------------
       275,216          10,000       29,091,400       160,113,817
            --             465               --        20,619,416
      (113,118)             --       (9,576,838)       (5,903,002)
 -------------   -------------    -------------   ---------------
       162,098          10,465       19,514,562       174,830,231
 -------------   -------------    -------------   ---------------
    26,329,376     118,280,969          346,838       300,363,917
 -------------   -------------    -------------   ---------------
    18,196,263     119,195,061      (10,227,726)      190,539,541
   322,428,539     203,233,478      612,350,419       421,810,878
 -------------   -------------    -------------   ---------------
 $ 340,624,802   $ 322,428,539    $ 602,122,693   $   612,350,419
 =============   =============    =============   ===============



             ALLIANCE
         GROWTH AND INCOME                        ALLIANCE
             PORTFOLIO                     EQUITY INDEX PORTFOLIO
----------------------------------- ------------------------------------
    SIX MONTHS        YEAR ENDED        SIX MONTHS        YEAR ENDED
       ENDED         DECEMBER 31,         ENDED          DECEMBER 31,
   JUNE 30, 1999         1998         JUNE 30, 1999          1998
------------------ ---------------- ----------------- ------------------
    (UNAUDITED)                        (UNAUDITED)

  $    2,843,360    $   2,787,302    $   11,423,658     $   16,011,288
      66,826,677       80,187,460         4,757,981         13,814,552
      83,683,092       69,192,430       215,477,113        292,227,685
  --------------    -------------    --------------     --------------
     153,353,129      152,167,192       231,658,752        322,053,525
  --------------    -------------    --------------     --------------
              --       (2,436,074)               --        (15,462,444)
              --      (70,415,789)               --           (495,835)
  --------------    -------------    --------------     --------------
              --      (72,851,863)               --        (15,958,279)
  --------------    -------------    --------------     --------------
              --         (162,340)               --             (2,375)
              --       (9,420,614)               --               (115)
  --------------    -------------    --------------     --------------
              --       (9,582,954)               --             (2,490)
  --------------    -------------    --------------     --------------
              --      (82,434,817)               --        (15,960,769)
  --------------    -------------    --------------     --------------
     128,932,727      251,966,056       880,493,719        593,669,442
              --       72,851,863                --         15,958,279
     (18,946,143)     (65,846,350)     (457,573,568)      (169,374,643)
  --------------    -------------    --------------     --------------
     109,986,584      258,971,569       422,920,151        440,253,078
  --------------    -------------    --------------     --------------
      45,872,313       75,779,471         6,915,642            289,964
              --        9,582,954                --              2,490
        (848,226)      (3,520,202)       (1,367,633)           (23,916)
  --------------    -------------    --------------     --------------
      45,024,087       81,842,223         5,548,009            268,538
  --------------    -------------    --------------     --------------
     155,010,671      340,813,792       428,468,160        440,521,616
  --------------    -------------    --------------     --------------
     308,363,800      410,546,167       660,126,912        746,614,372
     998,302,060      587,755,893     1,690,355,396        943,741,024
  --------------    -------------    --------------     --------------
  $1,306,665,860    $ 998,302,060    $2,350,482,308     $1,690,355,396
  ==============    =============    ==============     ==============

THE HUDSON RIVER TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)


                                                                            ALLIANCE
                                                                     COMMON STOCK PORTFOLIO
                                                             ---------------------------------------
                                                                  SIX MONTHS          YEAR ENDED
                                                                    ENDED            DECEMBER 31,
                                                                JUNE 30, 1999            1998
                                                             ------------------- -------------------
                                                                 (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income (loss) ..............................   $    56,900,510    $     79,924,991
 Realized gain (loss)--net .................................     1,589,011,956       1,293,579,317
 Change in unrealized appreciation/depreciation of
  investments and foreign currency denominated
  assets and liabilities--net ..............................       143,735,398       1,484,721,400
                                                               ---------------    ----------------
 Net increase (decrease) in net assets from operations .....     1,789,647,864       2,858,225,708
                                                               ---------------    ----------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1):
 Class IA:
  Dividends from net investment income .....................                --         (66,892,105)
  Distributions from realized gains ........................                --      (1,453,774,524)
                                                               ---------------    ----------------
 Total Class IA dividends and distributions ................                --      (1,520,666,629)
                                                               ---------------    ----------------
 Class IB:
  Dividends from net investment income .....................                --          (1,845,494)
  Distributions from realized gains ........................                --         (96,324,343)
                                                               ---------------    ----------------
 Total Class IB dividends and distributions ................                --         (98,169,837)
                                                               ---------------    ----------------
 Decrease in net assets from dividends and
  distributions ............................................                --      (1,618,836,466)
                                                               ---------------    ----------------
SHARE TRANSACTIONS (NOTES 1 AND 5):
 Class IA:
  Shares sold ..............................................       453,100,723       1,061,850,530
  Shares issued in reinvestment of dividends and
   distributions ...........................................                --       1,520,666,629
  Shares redeemed ..........................................      (391,851,962)     (1,054,408,083)
                                                               ---------------    ----------------
 Total Class IA transactions ...............................        61,248,761       1,528,109,076
                                                               ---------------    ----------------
 Class IB:
  Shares sold ..............................................       276,795,429         475,955,734
  Shares issued in reinvestment of dividends and
   distributions ...........................................                --          98,169,837
  Shares redeemed ..........................................        (8,581,169)         (6,276,804)
                                                               ---------------    ----------------
 Total Class IB transactions ...............................       268,214,260         567,848,767
                                                               ---------------    ----------------
 Net increase (decrease) in net assets derived from
  share transactions .......................................       329,463,021       2,095,957,843
                                                               ---------------    ----------------
INCREASE (DECREASE) IN NET ASSETS ..........................     2,119,110,885       3,335,347,085
NET ASSETS, BEGINNING OF PERIOD ............................    12,896,120,818       9,560,773,733
                                                               ---------------    ----------------
NET ASSETS, END OF PERIOD* .................................   $15,015,231,703    $ 12,896,120,818
                                                               ===============    ================



                                                                           ALLIANCE
                                                                       GLOBAL PORTFOLIO
                                                             ------------------------------------
                                                                 SIX MONTHS        YEAR ENDED
                                                                   ENDED          DECEMBER 31,
                                                               JUNE 30, 1999          1998
                                                             ----------------- ------------------
                                                                (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income (loss) ..............................  $    6,035,041     $    9,414,726
 Realized gain (loss)--net .................................      25,921,420        118,228,354
 Change in unrealized appreciation/depreciation of
  investments and foreign currency denominated
  assets and liabilities--net ..............................     141,974,583        124,534,839
                                                              --------------     --------------
 Net increase (decrease) in net assets from operations .....     173,931,044        252,177,919
                                                              --------------     --------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1):
 Class IA:
  Dividends from net investment income .....................              --        (15,151,207)
  Distributions from realized gains ........................              --        (86,201,793)
                                                              --------------     --------------
 Total Class IA dividends and distributions ................              --       (101,353,000)
                                                              --------------     --------------
 Class IB:
  Dividends from net investment income .....................              --           (363,521)
  Distributions from realized gains ........................              --         (2,973,624)
                                                              --------------     --------------
 Total Class IB dividends and distributions ................              --         (3,337,145)
                                                              --------------     --------------
 Decrease in net assets from dividends and
  distributions ............................................              --       (104,690,145)
                                                              --------------     --------------
SHARE TRANSACTIONS (NOTES 1 AND 5):
 Class IA:
  Shares sold ..............................................     229,482,687        155,109,252
  Shares issued in reinvestment of dividends and
   distributions ...........................................              --        101,353,000
  Shares redeemed ..........................................    (203,594,925)      (244,390,306)
                                                              --------------     --------------
 Total Class IA transactions ...............................      25,887,762         12,071,946
                                                              --------------     --------------
 Class IB:
  Shares sold ..............................................      16,183,436         22,632,466
  Shares issued in reinvestment of dividends and
   distributions ...........................................              --          3,337,145
  Shares redeemed ..........................................      (2,361,193)        (2,713,553)
                                                              --------------     --------------
 Total Class IB transactions ...............................      13,822,243         23,256,058
                                                              --------------     --------------
 Net increase (decrease) in net assets derived from
  share transactions .......................................      39,710,005         35,328,004
                                                              --------------     --------------
INCREASE (DECREASE) IN NET ASSETS ..........................     213,641,049        182,815,778
NET ASSETS, BEGINNING OF PERIOD ............................   1,408,202,773      1,225,386,995
                                                              --------------     --------------
NET ASSETS, END OF PERIOD* .................................  $1,621,843,822     $1,408,202,773
                                                              ==============     ==============

---------
* Including accumulated undistributed (overdistributed) net investment income of $61,487,965 and $4,587,455 for the Alliance Common Stock Portfolio; $1,919,411 and $(4,115,630) for the Alliance Global Portfolio; $1,152,691 and $(487,521) for the Alliance International Portfolio; $6,628,659 and $(148,225) for the Alliance Aggressive Stock Portfolio; $(644,183) and $(2,244) for the Alliance Small Cap Growth Portfolio; $7,336,076 and $(38,513) for the Alliance Conservative Investors Portfolio, as of June 30, 1999 and December 31, 1998, respectively.


See Notes to Financial Statements.

             ALLIANCE                             ALLIANCE
      INTERNATIONAL PORTFOLIO            AGGRESSIVE STOCK PORTFOLIO
----------------------------------- -------------------------------------
    SIX MONTHS        YEAR ENDED        SIX MONTHS         YEAR ENDED
      ENDED          DECEMBER 31,         ENDED           DECEMBER 31,
  JUNE 30, 1999          1998         JUNE 30, 1999           1998
----------------- ----------------- ----------------- -------------------
   (UNAUDITED)                         (UNAUDITED)

 $     1,640,212   $     1,684,286   $    6,776,884    $      10,694,674
        (463,636)        4,970,328      166,093,055           94,437,250
      13,120,852        14,979,423      332,007,921          (90,382,441)
 ---------------   ---------------   --------------    -----------------
      14,297,428        21,634,037      504,877,860           14,749,483
 ---------------   ---------------   --------------    -----------------
              --        (3,728,549)              --          (19,956,153)
              --           (39,070)              --         (209,908,935)
 ---------------   ---------------   --------------    -----------------
              --        (3,767,619)              --         (229,865,088)
 ---------------   ---------------   --------------    -----------------
              --          (100,012)              --             (496,396)
              --            (1,254)              --           (6,821,111)
 ---------------   ---------------   --------------    -----------------
              --          (101,266)              --           (7,317,507)
 ---------------   ---------------   --------------    -----------------
              --        (3,868,885)              --         (237,182,595)
 ---------------   ---------------   --------------    -----------------
     331,193,286       451,931,751      424,761,303        1,200,293,864
              --         3,767,619               --          229,865,088
    (303,588,828)     (459,041,931)    (886,686,634)      (1,458,834,640)
 ---------------   ---------------   --------------    -----------------
      27,604,458        (3,342,561)    (461,925,331)         (28,675,688)
 ---------------   ---------------   --------------    -----------------
       5,486,532         6,597,093       37,117,586           85,624,198
              --           101,266               --            7,317,507
      (4,145,628)       (2,708,158)     (15,945,302)          (4,401,173)
 ---------------   ---------------   --------------    -----------------
       1,340,904         3,990,201       21,172,284           88,540,532
 ---------------   ---------------   --------------    -----------------
      28,945,362           647,640     (440,753,047)          59,864,844
 ---------------   ---------------   --------------    -----------------
      43,242,790        18,412,792       64,124,813         (162,568,268)
     212,309,968       193,897,176    4,500,689,035        4,663,257,303
 ---------------   ---------------   --------------    -----------------
 $   255,552,758   $   212,309,968   $4,564,813,848    $   4,500,689,035
 ===============   ===============   ==============    =================



             ALLIANCE                           ALLIANCE
         SMALL CAP GROWTH                CONSERVATIVE INVESTORS
             PORTFOLIO                         PORTFOLIO
----------------------------------- --------------------------------
    SIX MONTHS        YEAR ENDED       SIX MONTHS      YEAR ENDED
      ENDED          DECEMBER 31,        ENDED        DECEMBER 31,
  JUNE 30, 1999          1998        JUNE 30, 1999        1998
----------------- ----------------- --------------- ----------------
   (UNAUDITED)                        (UNAUDITED)

 $      (641,939)  $       (12,012)  $   7,374,589   $  13,590,507
     (14,797,314)      (21,147,657)     14,270,450      17,894,855
      14,460,303        11,287,980      (5,044,408)     13,769,937
 ---------------   ---------------   -------------   -------------
        (978,950)       (9,871,689)     16,600,631      45,255,299
 ---------------   ---------------   -------------   -------------
              --           (16,814)             --     (12,787,640)
              --                --              --     (18,882,918)
 ---------------   ---------------   -------------   -------------
              --           (16,814)             --     (31,670,558)
 ---------------   ---------------   -------------   -------------
              --                --              --        (702,882)
              --                --              --      (1,574,187)
 ---------------   ---------------   -------------   -------------
              --                --              --      (2,277,069)
 ---------------   ---------------   -------------   -------------
              --           (16,814)             --     (33,947,627)
 ---------------   ---------------   -------------   -------------
     270,136,956       625,198,674      25,440,513      44,384,823
              --            16,814              --      31,670,558
    (284,972,444)     (515,462,936)    (19,070,839)    (39,710,758)
 ---------------   ---------------   -------------   -------------
     (14,835,488)      109,752,552       6,369,674      36,344,623
 ---------------   ---------------   -------------   -------------
      14,786,739        72,962,781      23,557,066      25,242,172
              --                --              --       2,277,069
     (12,661,658)       (3,211,937)       (578,487)       (618,411)
 ---------------   ---------------   -------------   -------------
       2,125,081        69,750,844      22,978,579      26,900,830
 ---------------   ---------------   -------------   -------------
     (12,710,407)      179,503,396      29,348,253      63,245,453
 ---------------   ---------------   -------------   -------------
     (13,689,357)      169,614,893      45,948,884      74,553,125
     310,614,345       140,999,452     388,094,039     313,540,914
 ---------------   ---------------   -------------   -------------
 $   296,924,988   $   310,614,345   $ 434,042,923   $ 388,094,039
 ===============   ===============   =============   =============

THE HUDSON RIVER TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Concluded)


                                                                    ALLIANCE                             ALLIANCE
                                                               BALANCED PORTFOLIO               GROWTH INVESTORS PORTFOLIO
                                                      ------------------------------------ ------------------------------------
                                                          SIX MONTHS        YEAR ENDED         SIX MONTHS        YEAR ENDED
                                                            ENDED          DECEMBER 31,          ENDED          DECEMBER 31,
                                                        JUNE 30, 1999          1998          JUNE 30, 1999          1998
                                                      ----------------- ------------------ ----------------- ------------------
                                                         (UNAUDITED)                          (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income ..............................  $   26,874,718     $   54,374,560    $   19,666,828     $   38,229,669
 Realized gain--net .................................     130,227,303        149,648,732       146,219,079        147,510,271
 Change in unrealized appreciation/depreciation of
  investments and foreign currency denominated
  assets and liabilities--net .......................     (31,793,605)        99,779,596        54,870,903        137,214,556
                                                       --------------     --------------    --------------     --------------
 Net increase in net assets from operations .........     125,308,416        303,802,888       220,756,810        322,954,496
                                                       --------------     --------------    --------------     --------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1):
 Class IA:
  Dividends from net investment income ..............              --        (48,802,014)               --        (36,481,422)
  Distributions from realized gains .................              --       (161,293,799)               --       (156,501,489)
                                                       --------------     --------------    --------------     --------------
 Total Class IA dividends and distributions .........              --       (210,095,813)               --       (192,982,911)
                                                       --------------     --------------    --------------     --------------
 Class IB:
  Dividends from net investment income ..............              --               (106)               --         (1,186,181)
  Distributions from realized gains .................              --               (872)               --         (7,045,472)
                                                       --------------     --------------    --------------     --------------
 Total Class IB dividends and distributions .........              --               (978)               --         (8,231,653)
                                                       --------------     --------------    --------------     --------------
 Decrease in net assets from dividends and
  distributions .....................................              --       (210,096,791)               --       (201,214,564)
                                                       --------------     --------------    --------------     --------------
SHARE TRANSACTIONS (NOTES 1 AND 5):
 Class IA:
  Shares sold .......................................      40,830,726         90,787,180        79,523,483        120,550,111
  Shares issued in reinvestment of dividends and
   distributions ....................................              --        210,095,813                --        192,982,911
  Shares redeemed ...................................     (90,299,342)      (182,248,936)      (62,419,270)       (99,572,371)
                                                       --------------     --------------    --------------     --------------
 Total Class IA transactions ........................     (49,468,616)       118,634,057        17,104,213        213,960,651
                                                       --------------     --------------    --------------     --------------
 Class IB:
  Shares sold .......................................       7,503,830             10,000        33,529,829         50,028,647
  Shares issued in reinvestment of dividends and
   distributions ....................................              --                978                --          8,231,653
  Shares redeemed ...................................        (446,487)                --        (1,823,839)        (4,979,079)
                                                       --------------     --------------    --------------     --------------
 Total Class IB transactions ........................       7,057,343             10,978        31,705,990         53,281,221
                                                       --------------     --------------    --------------     --------------
 Net increase (decrease) in net assets derived from
  share transactions ................................     (42,411,273)       118,645,035        48,810,203        267,241,872
                                                       --------------     --------------    --------------     --------------
INCREASE IN NET ASSETS ..............................      82,897,143        212,351,132       269,567,013        388,981,804
NET ASSETS, BEGINNING OF PERIOD .....................   1,936,439,661      1,724,088,529     2,055,100,519      1,666,118,715
                                                       --------------     --------------    --------------     --------------
NET ASSETS, END OF PERIOD* ..........................  $2,019,336,804     $1,936,439,661    $2,324,667,532     $2,055,100,519
                                                       ==============     ==============    ==============     ==============

---------
* Including accumulated undistributed (overdistributed) net investment income of $31,355,192 and $4,480,474 for the Alliance Balanced Portfolio; $18,659,368 and $(1,007,460) for the Alliance Growth Investors Portfolio, as of June 30, 1999 and December 31, 1998, respectively.


See Notes to Financial Statements.

THE HUDSON RIVER TRUST
ALLIANCE MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1999 (Unaudited)


------------------------------------------------------------------------------------------------
                                                                                       EFFECTIVE
                                                       PRINCIPAL          VALUE         ANNUAL
                                                        AMOUNT          (NOTE 1)        YIELD*
------------------------------------------------------------------------------------------------
SHORT-TERM DEBT SECURITIES:
BANK NOTES (2.2%)
FCC National Bank
 Due 09/30/99 ...................................    $25,000,000      $ 24,997,407        5.24%
                                                                      ------------
CERTIFICATES OF DEPOSIT
Bayerische Landesbank, New York
 Due 03/21/00 ...................................     15,000,000        14,934,441        5.15
Chase Manhattan Corp.
 Due 09/08/99 ...................................     45,000,000        44,974,089        5.24
Deutsche Bank
 Due 02/22/00 ...................................     15,000,000        14,953,130        5.15
First National Bank Chicago
 Due 06/14/00 ...................................     25,000,000        25,024,280        5.65
First Tennessee Bank
 Due 07/30/99 ...................................     50,000,000        50,001,900        5.17
Morgan Guaranty Trust Co., New York
 Due 10/15/99 ...................................     35,000,000        34,949,257        5.04
Nordeutsche Landesbank
 Due 05/18/00 ...................................     20,000,000        19,956,474        5.30
Rabobank Nederland N.V.:
 Due 02/08/00 ...................................     25,000,000        24,915,105        5.18
 Due 03/28/00 ...................................      3,500,000         3,490,453        5.28
State Street Bank & Trust Co.
 Due 09/13/99 ...................................     20,000,000        19,985,864        4.95
Toronto Dominion Bank:
 Due 02/14/00 ...................................     20,000,000        19,934,184        5.20
 Due 03/06/00 ...................................     15,000,000        14,971,919        5.33
UBS AG Stamford CT
 Due 05/22/00 ...................................     26,000,000        25,945,288        5.60
Wachovia Bank and Trust Co. NA
 Due 02/23/00 ...................................     25,000,000        24,922,170        5.13
                                                                      ------------
  TOTAL CERTIFICATES OF DEPOSIT (29.4%) .........                      338,958,554
                                                                      ------------
COMMERCIAL PAPER
Allianz of America Financial, Inc.
 Due 09/20/99+ ..................................     14,900,000        14,729,023        5.23
Associates Corp. of North America
 Due 09/15/99 ...................................     25,000,000        24,730,833        5.26
BellSouth Corp.
 Due 07/28/99 ...................................     50,000,000        49,808,750        5.17
Colgate Palmolive Co.
 Due 07/01/99+ ..................................     22,300,000        22,300,000        4.82
Dresdner US Finance, Inc.
 Due 07/30/99 ...................................     50,000,000        49,792,565        5.12
Exxon Financial Services
 Due 07/15/99 ...................................     16,106,000        16,073,743        5.23
Ford Motor Credit Co.
 Due 09/30/99 ...................................     50,000,000        49,342,775        5.26
General Electric Capital Corp.
 Due 09/30/99 ...................................     26,000,000        25,658,243        5.29
General Motors Acceptance Corp.
 Due 09/30/99 ...................................     50,000,000        49,340,250        5.25
John Hancock Capital Corp.:
 Due 07/27/99 ...................................     29,300,000        29,192,076        5.19
 Due 07/28/99 ...................................     20,698,000        20,618,830        5.19

THE HUDSON RIVER TRUST
ALLIANCE MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 1990 (Unaudited)


--------------------------------------------------------------------------------------------------------
                                                                                               EFFECTIVE
                                                             PRINCIPAL           VALUE          ANNUAL
                                                              AMOUNT           (NOTE 1)         YIELD*
--------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.
 Due 07/30/99 .........................................    $50,000,000      $   49,794,580        5.12%
Morgan Stanley Group, Inc.
 Due 07/01/99 .........................................     41,100,000          41,100,000        5.75
Norwest Financial, Inc.
 Due 07/30/99 .........................................     20,000,000          19,917,026        5.13
Sara Lee Corp.
 Due 07/01/99 .........................................     50,000,000          50,000,000        4.80
Southern Co.
 Due 07/30/99 .........................................     27,000,000          26,889,073        5.17
Teachers Insurance and Annuity Association
 Due 07/30/99 .........................................     50,000,000          49,794,580        5.22
                                                                            --------------
  TOTAL COMMERCIAL PAPER (51.1%) ......................                        589,082,347
                                                                            --------------
VARIABLE RATE SECURITIES
Asset Backed Capital Financial
 Due 07/22/99(a)+ .....................................     25,000,000          24,994,430        5.33
Federal Home Loan Bank
 Due 08/12/99(a) ......................................     25,000,000          25,004,428        5.33
National Westminster Bank
 Due 04/17/00(a) ......................................     40,000,000          39,981,780        4.88
Royal Bank of Canada, New York
 Due 08/25/99(a) ......................................     20,000,000          20,003,928        5.44
Sigma Finance:
 Due 08/23/99(a)+ .....................................     25,000,000          25,005,050        5.47
 Due 06/29/00(a)+ .....................................     13,000,000          12,999,031        5.32
 Due 06/29/00(a)+ .....................................     10,000,000           9,999,860        5.18
Student Loan Marketing Association
 Due 11/09/99(a) ......................................     35,000,000          35,007,959        5.64
                                                                            --------------
  TOTAL VARIABLE RATE SECURITIES (16.8%) ..............                        192,996,466
                                                                            --------------
TOTAL INVESTMENTS IN SHORT-TERM DEBT SECURITIES (99.5%)
 (Amortized Cost $1,146,367,252).......................                      1,146,034,774
OTHER ASSETS
 LESS LIABILITIES (0.5%) ..............................                          5,604,946
                                                                            --------------
NET ASSETS (100.0%) ...................................                     $1,151,639,720
                                                                            ==============

----------
*     Based on amortized cost at the close of business on June 30, 1999.

+ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 1999, these securities amounted to $110,027,394 or 9.6% of net assets.

(a) Coupon will fluctuate based upon an interest rate index. Stated due date reflects final maturity of security.













                       See Notes to Financial Statements.

THE HUDSON RIVER TRUST
ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1999 (Unaudited)




--------------------------------------------------------------------------
                                            PRINCIPAL            VALUE
                                              AMOUNT           (NOTE 1)
--------------------------------------------------------------------------
LONG-TERM DEBT SECURITIES:
ASSET BACKED (12.6%)
Amresco Residential Securities
  Mortgage Loan Trust
  5.94%, 03/25/15 ..................       $ 4,500,000     $  4,446,585
Countrywide Home Equity
  Loan Trust
  5.083%, 10/15/24 .................         2,587,333        2,577,630
Delta Funding Home Equity
  Loan Trust
 Series 1999-2, Class A1F
  6.14%, 03/15/18 ..................         7,000,000        6,991,250
Green Tree Home Improvement
  Loan Trust
  6.25%, 08/15/29 ..................         5,000,000        4,942,200
The Money Store Home
  Equity Trust
  6.725%, 06/15/24 .................         7,000,000        6,969,410
                                                           ------------
                                                             25,927,075
                                                           ------------
COLLATERALIZED MORTGAGE BACKED
  SECURITIES (10.4%)
Allied Capital Commercial
  Mortgage Trust
  6.31%, 09/25/03+ .................         2,664,193        2,651,298
Government Lease Trust
  4.0%, 05/18/11 ...................         4,500,000        3,448,125
  5.5%, 05/05/29 ...................         4,500,000        3,448,125
LB Commercial Conduit
  Mortgage Trust
  6.78%, 4/15/09 ...................         8,000,000        7,935,040
Morgan Stanley Capital I
  Series 1998-XL2, Class A2
  6.17%, 10/03/08 ..................         4,000,000        3,777,640
                                                           ------------
                                                             21,260,228
                                                           ------------
MORTGAGE RELATED (26.8%)
Federal Home Loan Mortgage
  Corp. GOLD
  9.5%, 01/01/20 ...................             4,756            5,063
Federal National Mortgage
  Association:
  7.5%, 08/01/13 ...................         6,906,174        7,016,859
  6.0%, 12/01/13 ...................        12,944,333       12,502,259
  6.0%, 01/01/14 ...................           389,501          376,199
  6.0%, 02/01/14 ...................            42,393           40,945
  6.0%, 03/01/14 ...................         1,968,225        1,901,006
  6.0%, 04/01/14 ...................         1,681,039        1,623,628
  6.0%, 05/01/14 ...................         1,591,938        1,537,571
  6.0%, 06/01/14 ...................         1,974,651        1,907,213
  6.0%, 07/01/14 ...................           216,200          208,816
  6.5%, 04/01/28 ...................           938,797          908,035
  6.5%, 07/01/28 ...................           932,742          902,178
  6.5%, 03/01/29 ...................         6,129,257        5,928,414


--------------------------------------------------------------------------
                                            PRINCIPAL            VALUE
                                              AMOUNT           (NOTE 1)
--------------------------------------------------------------------------
  6.5%, 04/01/29 ...................       $   806,106     $    779,691
  6.5%, 06/01/29 ...................         2,794,252        2,702,690
15 Year TBA:
  6.0%, 06/01/14 ...................         4,320,000        4,170,329
  7.0%, 06/01/14 ...................         5,760,000        5,781,900
30 Year TBA
  7.0%, 06/01/29 ...................         5,588,000        5,528,627
Providian Master Trust
  5.29%, 01/15/09 ..................         1,000,000          999,115
Prudential Home Mortgage
  Securities
  7.415%, 01/25/24 .................           101,912          101,849
                                                           ------------
                                                             54,922,387
                                                           ------------
U.S. GOVERNMENT & AGENCIES (51.0%)
Federal Farm Credit Bank
  6.29%, 08/25/04 ..................         4,700,000        4,687,507
Federal Home Loan Bank
  5.77%, 02/03/04 ..................         6,430,000        6,314,922
Federal Home Loan
  Mortgage Corp.:
  5.0%, 01/15/04 ...................        28,000,000       26,688,732
  9.5%, 05/07/29 ...................           600,000          637,313
Tennessee Valley Authority
  6.5%, 08/20/01 ...................         5,400,000        5,465,281
U.S. Treasury:
  4.875% Note, 03/31/01 ............        21,200,000       20,981,386
  6.125% Note, 12/31/01 ............        18,700,000       18,922,062
  11.875% Bond, 11/15/03 ...........         6,300,000        7,745,062
  5.25% Note, 05/15/04 .............         4,000,000        3,930,000
  6.625% Note, 05/15/07 ............         9,000,000        9,374,067
                                                           ------------
                                                            104,746,332
                                                           ------------
TOTAL LONG-TERM DEBT SECURITIES (100.8%)
  (Amortized Cost $209,550,491)                             206,856,022
                                                           ------------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES
Federal Home Loan Bank
  4.6%, due 07/01/99 ...............        13,600,000       13,600,000
Federal Home Loan Mortgage
  Corp.
  4.81%, due 07/14/99 ..............         7,000,000        6,987,867
                                                           ------------
 TOTAL U.S. GOVERNMENT AGENCIES (10.0%)                      20,587,867
                                                           ------------
TOTAL SHORT-TERM DEBT SECURITIES (10.0%)
 (Amortized Cost $20,587,867).......                         20,587,867
                                                           ------------
TOTAL INVESTMENTS (110.8%)
  (Amortized Cost $230,138,358).....                        227,443,889
OTHER ASSETS
  LESS LIABILITIES (-10.8%) ........                        (22,165,201)
                                                           ------------
NET ASSETS (100.0%) ................                       $205,278,688
                                                           ============

----------
+ Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may only be resold to qualified institutional buyers. At June 30, 1999, this security amounted to $2,651,298 or 1.3% of net assets.


                       See Notes to Financial Statements.

THE HUDSON RIVER TRUST
ALLIANCE QUALITY BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1999 (Unaudited)




---------------------------------------------------------------------
                                          PRINCIPAL        VALUE
                                            AMOUNT        (NOTE 1)
---------------------------------------------------------------------
LONG-TERM DEBT SECURITIES:
CONSUMER CYCLICALS (0.9%)
AUTOS & TRUCKS
Ford Motor Co.
  6.375%, 02/01/29 ...................   $ 3,500,000     $  3,040,951
                                                         ------------
CONSUMER NONCYCLICALS
MEDIA & CABLE
Comcast Cable
  Communications, Inc.
  6.2%, 11/15/08 .....................    10,000,000        9,301,200
Cox Communications, Inc.
  6.8%, 08/01/28 .....................    11,025,000        9,848,522
Time Warner, Inc.
  7.25%, 10/15/17 ....................    10,000,000        9,626,700
                                                         ------------
  TOTAL CONSUMER NONCYCLICALS (8.4%)                       28,776,422
                                                         ------------
CREDIT SENSITIVE
ASSET BACKED (5.5%)
Capital Auto Receivables Asset
  Trust
  Series 1999-1, Class A2
  5.58%, 06/15/02 ....................     8,000,000        7,927,520
Carco Auto Loan Master Trust
  Series 1998-1, Class A2
  4.9825%, 06/15/05 ..................     5,100,000        5,072,103
Citibank Credit Card Master
  Trust I Series 1999-2, Class A
  5.875%, 03/10/11 ...................     6,150,000        5,757,938
                                                         ------------
                                                           18,757,561
                                                         ------------
FINANCIAL SERVICES (7.3%)
Household Netherlands B.V.
  6.2%, 12/01/03 .....................     5,500,000        5,379,770
Morgan Stanley Dean Witter & Co.
  5.625%, 01/20/04 ...................    11,000,000       10,602,240
Prudential Insurance Corp.
  8.3%, 07/01/25 .....................     8,000,000        8,732,160
                                                         ------------
                                                           24,714,170
                                                         ------------
MORTGAGE RELATED (1.4%)
Prudential Securities Secured
  Financing
  Series 1999-NRF1, Class A2
  6.48%, 01/15/09 ....................     5,000,000        4,828,150
                                                         ------------
UTILITY--ELECTRIC (2.8%)
Dominion Resources Capital
  Trust I
  7.83%, 12/01/27 ....................     5,925,000        5,601,139
Southern Company Capital Trust I
  8.19%, 02/01/37 ....................     3,950,000        3,978,322
                                                         ------------
                                                            9,579,461
                                                         ------------
UTILITY--TELEPHONE (0.9%)
TPSA Finance B.V.
  7.75%, 12/10/08 ....................     3,200,000        3,120,000
                                                         ------------
  TOTAL CREDIT SENSITIVE (17.9%) .....                     60,999,342
                                                         ------------
ENERGY (2.0%)
COAL & GAS PIPELINES
Williams Companies, Inc.
  6.125%, 02/01/01 ...................     6,990,000        6,971,337
                                                         ------------


---------------------------------------------------------------------
                                          PRINCIPAL        VALUE
                                            AMOUNT        (NOTE 1)
---------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES
MORTGAGE RELATED
Federal Home Loan Mortgage
  Corp. GOLD
  7.0%, 09/01/11 .....................   $ 4,400,026     $  4,422,225
Federal National Mortgage
  Association:
  7.0%, 05/01/12 .....................     3,750,000        3,766,575
  7.0%, 02/01/13 .....................     3,524,621        3,542,402
  7.0%, 05/01/26 .....................     1,325,073        1,309,755
  7.5%, 09/01/27 .....................     3,499,999        3,539,686
  7.0%, 01/01/28 .....................     2,091,309        2,070,209
  6.5%, 03/01/28 .....................     1,233,095        1,192,689
  6.5%, 09/01/28 .....................     1,900,617        1,838,337
  6.5%, 10/01/28 .....................       969,387          937,622
  8.0%, 11/01/28 .....................     3,027,889        3,110,187
  6.5%, 12/01/28 .....................     5,225,357        5,054,132
  8.0%, 12/01/28 .....................     5,009,713        5,140,992
  6.0%, 03/01/29 .....................    14,085,621       13,244,965
  7.5%, 04/01/29 .....................    12,762,870       12,907,589
30 Year TBA
  8.0%, 05/01/29 .....................     3,250,325        3,334,697
Government National Mortgage
  Association:
  7.0%, 11/15/26 .....................     8,350,316        8,251,532
  7.0%, 07/15/27 .....................     2,382,039        2,353,860
  7.0%, 02/15/28 .....................     7,566,545        7,477,033
  6.5%, 03/15/28 .....................     3,415,487        3,292,437
  6.5%, 04/15/28 .....................     2,686,258        2,589,480
  6.5%, 05/15/28 .....................       359,812          346,849
  6.5%, 10/15/28 .....................    15,931,931       15,357,952
  7.0%, 12/15/28 .....................    14,642,060       14,468,844
  6.5%, 01/15/29 .....................     9,857,794        9,502,647
                                                         ------------
  TOTAL U.S. GOVERNMENT AGENCIES (37.9%)                  129,052,696
                                                         ------------
U.S. GOVERNMENT
U.S. Treasury:
  6.5% Note, 08/31/01 ................    14,000,000       14,262,500
  6.5% Note, 05/31/02 ................    42,470,000       43,425,575
  6.875% Note, 05/15/06 ..............    18,300,000       19,266,478
  8.125% Bond, 08/15/19 ..............     6,450,000        7,790,374
  6.125% Bond, 11/15/27 ..............     8,000,000        7,925,000
  5.25% Bond, 02/15/29 ...............     6,700,000        6,013,250
                                                         ------------
  TOTAL U.S. GOVERNMENT (29.0%)                            98,683,177
                                                         ------------
TOTAL LONG-TERM DEBT SECURITIES (96.1%)
 (Amortized Cost $338,647,880) .......                    327,523,925
                                                         ------------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (4.2%)
Federal Home Loan Bank
  4.6%, due 07/01/99 .................    14,200,000       14,200,000
                                                         ------------
TOTAL SHORT-TERM DEBT SECURITIES (4.2%)
 (Amortized Cost $14,200,000) ........                     14,200,000
                                                         ------------
TOTAL INVESTMENTS (100.3%)
  (Amortized Cost $352,847,880).......                    341,723,925
OTHER ASSETS
  LESS LIABILITIES (-0.3%) ...........                     (1,099,123)
                                                         ------------
NET ASSETS (100.0%) ..................                   $340,624,802
                                                         ============

                       See Notes to Financial Statements.

THE HUDSON RIVER TRUST
ALLIANCE HIGH YIELD PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1999 (Unaudited)




--------------------------------------------------------------------------------
                                                   NUMBER              VALUE
                                                  OF SHARES           (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS AND
  OTHER INVESTMENTS:
BUSINESS SERVICES
PRINTING, PUBLISHING &
  BROADCASTING (0.0%)
Pegasus Communications Corp.
  (Class A) .............................         3,384            $    133,457
                                                                   ------------
TRUCKING, SHIPPING (0.0%)
Millenium SeaCarriers, Inc.--
  Warrants (expire 07/15/05)* ...........         6,000                       0
                                                                   ------------
  TOTAL BUSINESS SERVICES (0.0%)                                        133,457
                                                                   ------------
CAPITAL GOODS (0.0%)
BUILDING & CONSTRUCTION
Capital Pacific Holdings, Inc.--
  Warrants (expire 05/01/02)* ...........        11,850                   5,925
                                                                   ------------
CONSUMER CYCLICALS
LEISURE RELATED (0.0%)
Discovery Zone--Warrants
  (expire 08/01/07)*+ ...................         3,500                       3
                                                                   ------------
RETAIL--GENERAL (0.0%)
FTD Corp.*+ .............................        37,500                 187,500
V2 Music Holdings--Warrants
  (expire 04/15/08)*+ ...................         8,000                  20,000
                                                                   ------------
                                                                        207,500
                                                                   ------------
  TOTAL CONSUMER CYCLICALS (0.0%)                                       207,503
                                                                   ------------
CONSUMER NONCYCLICALS
HOSPITAL SUPPLIES & SERVICES (0.0%)
Wright Medical Technology, Inc.--
  Warrants (expire 06/30/03)* ...........           618                       6
                                                                   ------------
SOAPS & TOILETRIES (0.0%)
Renaissance Cosmetics, Inc.--
  Warrants (expire 08/15/01)* ...........         2,000                       2
                                                                   ------------
  TOTAL CONSUMER NONCYCLICALS (0.0%)                                          8
                                                                   ------------
TECHNOLOGY
ELECTRONICS (0.0%)
Interactive Systems Corp.--
  Warrants (expire 08/01/03)*+ ..........         1,500                       0
                                                                   ------------
TELECOMMUNICATIONS (0.2%)
DTI Holdings, Inc.--Warrants
  (expire 03/01/08)* ....................        20,000                       0
Knology Holdings, Inc.--
  Warrants (expire 10/15/07)*+ ..........        15,000                  37,500
Long Distance International,
  Inc.--Warrants
  (expire 04/13/08)* ....................         5,000                       0
Optel, Inc.* ............................        10,000                 100,000
Orion Network Systems, Inc.--
  Warrants (expire 01/15/07)* ...........         4,000                  42,000
PathNet, Inc.--Warrants
  (expire 04/15/08)* ....................         4,000                       0
Primus Telecommunications--
  Warrants (expire 08/01/04)* ...........         6,500                 130,000
Splitrock Services, Inc.--
  Warrants (expire 07/15/08)* ...........        10,000                 700,000
Versatel Telecommunications--
  Warrants (expire 05/15/08)* ...........        10,000                       0


--------------------------------------------------------------------------------
                                                   NUMBER               VALUE
                                                  OF SHARES            (NOTE 1)
--------------------------------------------------------------------------------
21st Century Telecom Group--
  Warrants (expire 02/15/10)* ...........         4,000            $          0
                                                                   ------------
                                                                      1,009,500
                                                                   ------------
  TOTAL TECHNOLOGY (0.2%) ...............                             1,009,500
                                                                   ------------
TOTAL COMMON STOCKS AND
  OTHER INVESTMENTS (0.2%)
  (Cost $121,660)........................                             1,356,393
                                                                   ------------
PREFERRED STOCKS:
CONSUMER NONCYCLICALS (0.2%)
HOSPITAL SUPPLIES & SERVICES
Harborside Healthcare, Inc.
  13.5%*(b) .............................         2,209               1,082,410
                                                                   ------------
TECHNOLOGY
TELECOMMUNICATIONS (0.8%)
Nextel Communications, Inc.
  (Series E)
  11.125%*(b) ...........................         2,312               2,335,120
21st Century Telecom Group
  13.75%*(b) ............................         4,789               2,394,228
                                                                   ------------
  TOTAL TECHNOLOGY (0.8%) ...............                             4,729,348
                                                                   ------------
TOTAL PREFERRED STOCKS (1.0%)
  (Cost $8,345,573)......................                             5,811,758
                                                                   ------------
                                              PRINCIPAL
                                               AMOUNT
                                               ------
LONG-TERM DEBT SECURITIES:
BASIC MATERIALS
CHEMICALS (4.6%)
Aqua Chemicals, Inc.
  11.25%, 07/01/08 ......................   $5,500,000                3,850,000
Brunner Mond Group PLC
  11.0%, 07/15/08 .......................    3,000,000                1,740,000
Equistar Chemicals LP
  8.75%, 02/15/09+ ......................    7,000,000                7,074,949
Geo Specialty Chemicals
  10.125%, 08/01/08 .....................    5,000,000                4,800,000
ZSC Specialty Chemicals PLC
  11.0%, 07/01/09+ ......................   10,000,000               10,087,500
                                                                   ------------
                                                                     27,552,449
                                                                   ------------
CHEMICALS--SPECIALTY (1.7%)
Lyondell Chemical Co.
  9.875%, 05/01/07+ .....................   10,000,000               10,187,500
                                                                   ------------
METALS & MINING (2.2%)
Bulong Operations Property Ltd.
  12.5%, 12/15/08+ ......................    5,000,000                5,068,750
Murrin Murrin Holdings
  9.375%, 08/31/07 ......................    2,500,000                2,200,000
P&L Coal Holdings Corp.
  (Series B)
  9.625%, 05/15/08 ......................    6,100,000                6,054,250
                                                                   ------------
                                                                     13,323,000
                                                                   ------------
PAPER (2.0%)
Doman Industries Ltd.
  8.75%, 03/15/04 .......................    4,300,000                2,709,000
  12.0%, 07/01/04+ ......................    7,000,000                6,755,000
Pen Tab Industries, Inc. (Series B)
  10.875%, 02/01/07 .....................    3,500,000                2,975,000
                                                                   ------------
                                                                     12,439,000
                                                                   ------------
  TOTAL BASIC MATERIALS (10.5%) .........                            63,501,949
                                                                   ------------

THE HUDSON RIVER TRUST
ALLIANCE HIGH YIELD PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1999 (Unaudited)




--------------------------------------------------------------------------------
                                         PRINCIPAL               VALUE
                                          AMOUNT                (NOTE 1)
--------------------------------------------------------------------------------
BUSINESS SERVICES
PRINTING, PUBLISHING &
  BROADCASTING (5.3%)
Filtronic Comtek PLC
  10.0%, 12/01/05+ .................   $10,000,000             $ 9,900,000
GOSS Graphic Systems, Inc.
  12.0%, 10/15/06(e) ...............     6,000,000               1,980,000
Marvel Enterprises, Inc.
  12.0%, 06/15/09+ .................     8,000,000               8,080,000
Radio One, Inc. (Series B)
  7.0%, 05/15/04(c) ................     5,000,000               5,150,000
Sullivan Graphics, Inc
  12.75%, 08/01/05 .................     5,000,000               5,150,000
Supercanal Holding SA
  11.75%, 05/15/02+ ................     1,738,812               1,738,812
                                                                ----------
                                                                31,998,812
                                                                ----------
PROFESSIONAL SERVICES (2.0%)
Employee Solutions, Inc.
  (Series B)
  10.0%, 10/15/04 ..................     3,250,000               1,945,938
Primark Corp.
  9.25%, 12/15/08 ..................     6,000,000               5,775,000
T/SF Communications Corp.
  (Series B)
  10.375%, 11/01/07 ................     4,000,000               4,000,000
                                                                ----------
                                                                11,720,938
                                                                ----------
TRUCKING, SHIPPING (2.9%)
Millenium SeaCarriers, Inc.
  12.0%, 07/15/05(d) ...............     6,000,000               3,360,000
MTL, Inc. (Series B)
  10.0%, 06/15/06 ..................     3,500,000               3,465,000
Pacer International, Inc.
  11.75%, 06/01/07+ ................     5,000,000               4,850,000
Stena Line AB
  10.625%, 06/01/08 ................     8,000,000               6,040,000
                                                                ----------
                                                                17,715,000
                                                                ----------
  TOTAL BUSINESS SERVICES (10.2%)                               61,434,750
                                                                ----------
CAPITAL GOODS
BUILDING & CONSTRUCTION (0.7%)
MMI Products, Inc. (Series B)
  11.25%, 04/15/07 .................     4,000,000               4,100,000
                                                                ----------
MACHINERY (0.8%)
Penhall International
  12.0%, 08/01/06 ..................     5,000,000               5,050,000
                                                                ----------
  TOTAL CAPITAL GOODS (1.5%) .......                             9,150,000
                                                                ----------
CONSUMER CYCLICALS
AIRLINES (0.7%)
Aircraft Service International
  Group
  11.0%, 08/15/05 ..................     4,000,000               4,125,000
Canadian Airlines Corp.
  12.25%, 08/01/06 .................     1,000,000                 391,250
                                                                ----------
                                                                 4,516,250
                                                                ----------
APPAREL, TEXTILE (0.4%)
NTEX, Inc.
  11.5%, 06/01/06 ..................     3,000,000               2,550,000
                                                                ----------


--------------------------------------------------------------------------------
                                          PRINCIPAL               VALUE
                                           AMOUNT                (NOTE 1)
--------------------------------------------------------------------------------
AUTO RELATED (1.0%)
Avis Rent a Car, Inc.
  11.0%, 05/01/09+ .................   $ 4,500,000             $ 4,561,875
Breed Technologies, Inc.
  9.25%, 04/15/08 ..................     8,000,000               1,280,000
                                                                ----------
                                                                 5,841,875
                                                                ----------
AUTOS & TRUCKS (0.9%)
Sonic Automotive, Inc. (Series B)
  11.0%, 08/01/08 ..................     5,250,000               5,197,500
                                                                ----------
HOUSEHOLD FURNITURE, APPLIANCES (0.8%)
Home Interiors & Gifts, Inc.
  10.125%, 06/01/08 ................     2,000,000               1,980,000
Sealy Mattress Co. (Series B)
  9.875%, 12/15/07 .................     2,750,000               2,705,313
                                                                ----------
                                                                 4,685,313
                                                                ----------
LEISURE RELATED (2.1%)
Hedstrom Corp.
  10.0%, 06/01/07 ..................     6,000,000               5,340,000
Jupiters Ltd.
  8.5%, 03/01/06+ ..................     5,000,000               4,875,000
Silverleaf Resorts, Inc.
  10.5%, 04/01/08 ..................     3,000,000               2,490,000
                                                                ----------
                                                                12,705,000
                                                                ----------
PHOTO & OPTICAL (0.9%)
Polaroid Corp.
  11.5%, 02/15/06 ..................     5,000,000               5,300,000
                                                                ----------
RETAIL--GENERAL (2.0%)
AAI.Fostergrant, Inc.
  10.75%, 07/15/06 .................     3,500,000               2,380,000
Just For Feet, Inc.
  11.0%, 05/01/09+ .................     8,500,000               5,482,500
V2 Music Holdings PLC
  Zero Coupon, 04/15/08(a)(d)+ .....     8,000,000               4,120,000
                                                                ----------
                                                                11,982,500
                                                                ----------
  TOTAL CONSUMER CYCLICALS (8.8%)                               52,778,438
                                                                ----------
CONSUMER NONCYCLICALS
BEVERAGES (1.7%)
TM Group Holdings
  11.0%, 05/15/08+ .................    10,000,000              10,125,000
                                                                ----------
CONTAINERS (3.2%)
Anchor Glass Corp.
  11.25%, 04/01/05 .................     4,000,000               4,060,000
Russell-Stanley Holding, Inc.
  10.875%, 02/15/09+ ...............    10,000,000               9,900,000
Stone Container Corp.
  9.875%, 02/01/01 .................     5,500,000               5,534,375
                                                                ----------
                                                                19,494,375
                                                                ----------
FOODS (5.6%)
Imperial Holly Corp.
  9.75%, 12/15/07 ..................     6,000,000               5,850,000
NE Restaurant Co., Inc.
  10.75%, 07/15/08 .................     9,000,000               8,212,500
Romacorp, Inc.
  12.0%, 07/01/06 ..................     6,000,000               5,835,000

THE HUDSON RIVER TRUST
ALLIANCE HIGH YIELD PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1999 (Unaudited)




--------------------------------------------------------------------------------
                                          PRINCIPAL               VALUE
                                           AMOUNT                (NOTE 1)
--------------------------------------------------------------------------------
Specialty Foods Corp. (Series B)
  11.125%, 10/01/02 .................   $8,000,000               $7,520,000
Vlasic Foods International, Inc.
  10.25%, 07/01/09 ..................    6,000,000                5,910,000
                                                                 ----------
                                                                 33,327,500
                                                                 ----------
MEDIA & CABLE (1.1%)
Jones International Networks Ltd.
  11.75%, 07/01/05 ..................    5,000,000                4,150,000
TVN Entertainment Corp.
  14.0%, 08/01/08(d)+ ...............    5,000,000                2,737,500
                                                                 ----------
                                                                  6,887,500
                                                                 ----------
RETAIL--FOOD (0.8%)
Digiorgio Corp. (Series B)
  10.0%, 06/15/07 ...................    5,000,000                4,775,000
                                                                 ----------
  TOTAL CONSUMER NONCYCLICALS (12.4%)                            74,609,375
                                                                 ----------
CREDIT SENSITIVE
FINANCIAL SERVICES (2.2%)
Metris Companies, Inc.
  10.0%, 11/01/04 ...................    8,000,000                7,840,000
Willis Corroon Corp.
  9.0%, 02/01/09+ ...................    6,000,000                5,782,500
                                                                 ----------
                                                                 13,622,500
                                                                 ----------
UTILITY--ELECTRIC (2.7%)
AES Corp.
  9.5%, 06/01/09 ....................    6,000,000                6,165,000
Cogentrix Energy, Inc.
  8.75%, 10/15/08 ...................   10,000,000                9,950,000
                                                                 ----------
                                                                 16,115,000
                                                                 ----------
  TOTAL CREDIT SENSITIVE (4.9%) .....                            29,737,500
                                                                 ----------
ENERGY
COAL & GAS PIPELINES (1.0%)
Chesapeake Energy Corp.
  (Series B)
  9.625%, 05/01/05 ..................    6,800,000                6,256,000
                                                                 ----------
GAS (0.5%)
Western Gas Resources, Inc.
  10.0%, 06/15/09 ...................    3,000,000                3,060,000
                                                                 ----------
OIL--DOMESTIC (1.1%)
Transamerican Energy (Series B)
  11.5%, 06/15/02 ...................   13,000,000                1,235,000
Trans-Resources, Inc. (Series B)
  10.75%, 03/15/08 ..................    5,000,000                4,825,000
TransTexas Gas Corp. (Series D)
  13.75%, 12/31/01(e)+ ..............    5,829,000                  582,900
                                                                 ----------
                                                                  6,642,900
                                                                 ----------
OIL--INTERNATIONAL (1.4%)
Northern Offshore ASA
  10.0%, 05/15/05 ...................    6,500,000                3,575,000
Queen Sand Resources, Inc.
  12.5%, 07/01/08 ...................    7,500,000                4,575,000
                                                                 ----------
                                                                  8,150,000
                                                                 ----------
OIL--SUPPLIES & CONSTRUCTION (0.3%)
Celestica International, Inc.
  10.5%, 12/31/06 ...................    1,623,000                1,758,926
                                                                 ----------


--------------------------------------------------------------------------------
                                           PRINCIPAL               VALUE
                                            AMOUNT                (NOTE 1)
--------------------------------------------------------------------------------
RAILROADS (1.2%)
Vectura Group, Inc.
  10.25%, 06/30/08 ..................   $7,000,000               $7,000,000
                                                                 ----------
  TOTAL ENERGY (5.5%) ...............                            32,867,826
                                                                 ----------
TECHNOLOGY
ELECTRONICS (5.0%)
Amkor Technologies, Inc.
  9.25%, 05/01/06+ ..................    6,000,000                5,850,000
CHS Electronics, Inc.
  9.875%, 04/15/05 ..................   10,000,000                7,000,000
Elgar Holdings, Inc.
  9.875%, 02/01/08 ..................    2,250,000                1,800,000
Geologistics Corp.
  9.75%, 10/15/07 ...................    4,000,000                3,025,000
Interactive Systems, Inc.
  Zero Coupon, 08/01/03(a) ..........    1,500,000                  225,000
Micron Technology, Inc.
  6.5%, 09/30/05+ ...................    4,000,000                3,090,000
Splitrock Services, Inc. (Series B)
  11.75%, 07/15/08 ..................   10,000,000                9,350,000
                                                                 ----------
                                                                 30,340,000
                                                                 ----------
OFFICE EQUIPMENT (0.9%)
Integrated Circuit Systems, Inc.
  11.5%, 05/15/09+ ..................    5,500,000                5,486,250
                                                                 ----------
TELECOMMUNICATIONS (22.9%)
Alestra SA
  12.625%, 05/15/09+ ................    7,000,000                6,676,250
Call-Net Enterprises, Inc.
  9.375%, 05/15/09 ..................   10,000,000                9,500,000
Carrier1, Inc.
  13.25%, 02/15/09+ .................    5,000,000                5,300,000
Charter Communications
  Holdings LLC
  8.625%, 04/01/09+ .................    5,500,000                5,280,000
Econophone, Inc.
  13.5%, 07/15/07 ...................    6,500,000                6,906,250
Exodus Communications, Inc.
  11.25%, 07/01/08+ .................    3,500,000                3,675,000
Hyperion Telecommunications,
  Inc.
  12.0%, 11/01/07+ ..................    7,500,000                7,575,000
ICG Services, Inc.
  Zero Coupon, 05/01/08(a) ..........    7,000,000                3,710,000
Iridium LLC/Capital Corp.
  (Series B)
  14.0%, 07/15/05 ...................   12,000,000                2,340,000
Iridium LLC/Capital Corp.
  (Series D)
  10.875%, 07/15/05 .................    5,000,000                1,050,000
KPNQWest BV
  8.125%, 06/01/09+ .................    5,000,000                4,875,000
Logix Communications
  Enterprises
  12.25%, 06/15/08 ..................   10,000,000                9,000,000
Long Distance International, Inc.
  12.25%, 04/15/08 ..................    5,000,000                3,000,000
Nextel Communications, Inc.
  9.75%, 08/15/04 ...................    3,500,000                3,561,250

THE HUDSON RIVER TRUST
ALLIANCE HIGH YIELD PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 1999 (Unaudited)




-----------------------------------------------------------------------
                                          PRINCIPAL          VALUE
                                           AMOUNT           (NOTE 1)
-----------------------------------------------------------------------
Optel, Inc. (Series B)
  13.0%, 02/15/05 ..................    $10,000,000         $7,800,000
Orion Network Systems, Inc.
  11.25%, 01/15/07(d) ..............      4,000,000          3,580,000
Price Communications Wire, Inc.
  (Series B)
  9.125%, 12/15/06 .................      5,000,000          5,075,000
Primus Telecommunications
  11.75%, 08/01/04(d) ..............      6,500,000          6,597,500
Startec Global Communications,
  Inc.
  12.0%, 05/15/08 ..................      5,000,000          4,475,000
US Xchange LLC
  15.0%, 07/01/08 ..................      6,500,000          6,760,000
Versatel Telecommunications
  13.25%, 05/15/08 .................      5,800,000          6,003,000
  13.25%, 05/15/08(d) ..............      4,200,000          4,347,000
Viatel, Inc.
  11.5%, 03/15/09+ .................     10,000,000         10,300,000
WinStar Equipment Corp.
  12.5%, 03/15/04 ..................     10,000,000         10,450,000
                                                          ------------
                                                           137,836,250
                                                          ------------
  TOTAL TECHNOLOGY (28.8%) .........                       173,662,500
                                                          ------------
DIVERSIFIED
MISCELLANEOUS (4.2%)
Eagle Geophysical, Inc. (Series B)
  10.75%, 07/15/08 .................      3,000,000          1,560,000


---------------------------------------------------------------------
                                          PRINCIPAL          VALUE
                                           AMOUNT           (NOTE 1)
---------------------------------------------------------------------
Elgin National Industries
  (Series B)
  11.0%, 11/01/07 ..................    $ 3,000,000       $ 2,970,000
Generac Portable Products
  11.25%, 07/01/06+ ................      7,000,000         7,700,000
Pentacon, Inc.
  12.25%, 04/01/09 .................      7,000,000         6,912,500
Precision Partners, Inc.
  12.0%, 03/15/09+ .................      6,200,000         5,921,000
                                                         ------------
  TOTAL DIVERSIFIED (4.2%) .........                       25,063,500
                                                         ------------
TOTAL LONG-TERM DEBT SECURITIES (86.8%)
  (Amortized Cost $590,658,310).....                      522,805,838
                                                         ------------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (7.5%)
Federal Home Loan Bank
  4.53%, due 07/01/99 ..............     44,900,000        44,900,000
                                                         ------------
TOTAL SHORT-TERM DEBT SECURITIES (7.5%)
  (Amortized Cost $44,900,000)......                       44,900,000
                                                         ------------
TOTAL INVESTMENTS (95.5%)
  (Cost/Amortized Cost
  $644,025,543).....................                      574,873,989
OTHER ASSETS
  LESS LIABILITIES (4.5%) ..........                       27,248,704
                                                         ------------
NET ASSETS (100.0%) ................                     $602,122,693
                                                         ============

----------
*     Non-income producing.

+ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 1999, these securities amounted to $183,883,289 or 30.5% of net assets.

(a) Debt security initially issued in zero coupon form which converts to coupon form at a specified rate and date.

(b)        Paid-in-kind preferred, quarterly stock payments.

(c) Coupon will increase periodically based upon a predetermined schedule. Stated interest rate in effect at June 30, 1999.

(d) Consists of more than one class of securities traded together as a unit; generally bonds with attached stocks or warrants.

(e)        Securities in default.

                       See Notes to Financial Statements.

THE HUDSON RIVER TRUST
ALLIANCE GROWTH & INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1999 (Unaudited)




---------------------------------------------------------------------------
                                           NUMBER                 VALUE
                                          OF SHARES             (NOTE 1)
---------------------------------------------------------------------------
COMMON STOCKS:
BASIC MATERIALS
CHEMICALS (1.0%)
Dow Chemical Co. ....................        65,000          $    8,246,875
Eastman Chemical Co. ................       100,000               5,175,000
                                                             --------------
                                                                 13,421,875
                                                             --------------
CHEMICALS--SPECIALTY (1.5%)
Lyondell Chemical Co. ...............       490,000              10,106,250
Praxair, Inc. .......................        77,000               3,768,188
Solutia Inc. ........................       250,000               5,328,125
                                                             --------------
                                                                 19,202,563
                                                             --------------
  TOTAL BASIC MATERIALS (2.5%) ......                            32,624,438
                                                             --------------
BUSINESS SERVICES
ENVIRONMENTAL CONTROL (1.1%)
Republic Services, Inc.* ............       600,000              14,850,000
                                                             --------------
PRINTING, PUBLISHING &
  BROADCASTING (3.5%)
AT&T Corp.--Liberty Media
  Group--A* .........................       149,988               5,512,059
Belo (A.H.) Corp. (Series A) ........       396,700               7,810,031
Chancellor Media Corp.* .............       100,000               5,512,500
Donnelley (R.R.) & Sons Co. .........       155,000               5,744,688
Gannett Co., Inc. ...................       135,000               9,635,625
Time Warner, Inc. ...................       152,000              11,172,000
                                                             --------------
                                                                 45,386,903
                                                             --------------
  TOTAL BUSINESS SERVICES (4.6%).....                            60,236,903
                                                             --------------
CAPITAL GOODS
BUILDING MATERIALS & FOREST
  PRODUCTS (0.8%)
Masco Corp. .........................       353,000              10,192,875
                                                             --------------
MACHINERY (3.0%)
AlliedSignal, Inc. ..................       302,000              19,026,000
United Technologies Corp. ...........       281,400              20,172,862
                                                             --------------
                                                                 39,198,862
                                                             --------------
  TOTAL CAPITAL GOODS (3.8%) ........                            49,391,737
                                                             --------------
CONSUMER CYCLICALS
AIRLINES (1.1%)
Continental Airlines, Inc.
  (Class B)* ........................       269,005              10,121,315
Delta Air Lines, Inc. ...............        78,400               4,517,800
                                                             --------------
                                                                 14,639,115
                                                             --------------
APPAREL, TEXTILE (1.1%)
Tommy Hilfiger Corp.* ...............       185,200              13,612,200
                                                             --------------
HOUSEHOLD FURNITURE, APPLIANCES (0.7%)
Newell Rubbermaid, Inc. .............       201,000               9,346,500
                                                             --------------
LEISURE RELATED (0.0%)
Harley-Davidson, Inc. ...............         6,300                 342,563
                                                             --------------
RETAIL--GENERAL (2.3%)
Dayton Hudson Corp. .................       109,000               7,085,000
Saks, Inc.* .........................       783,300              22,617,787
                                                             --------------
                                                                 29,702,787
                                                             --------------
  TOTAL CONSUMER CYCLICALS (5.2%)                                67,643,165
                                                             --------------
CONSUMER NONCYCLICALS
BEVERAGES (2.0%)
Coca-Cola Enterprises, Inc. .........       380,000              11,305,000
Pepsi Bottling Group, Inc. ..........       645,000              14,875,313
                                                             --------------
                                                                 26,180,313
                                                             --------------


---------------------------------------------------------------------------
                                           NUMBER                 VALUE
                                          OF SHARES             (NOTE 1)
---------------------------------------------------------------------------
DRUGS (5.5%)
Bristol-Myers Squibb Co. ............       658,000          $   46,347,875
Genzyme Corp. (General
  Division)* ........................        97,300               4,719,050
Schering-Plough Corp. ...............       385,000              20,405,000
                                                             --------------
                                                                 71,471,925
                                                             --------------
FOODS (2.3%)
General Mills, Inc. .................        61,000               4,902,875
H.J. Heinz Co. ......................        99,000               4,962,375
Nabisco Group Holdings Corp. ........       553,900              10,835,669
Tyson Foods, Inc. (Class A) .........       408,000               9,180,000
                                                             --------------
                                                                 29,880,919
                                                             --------------
HOSPITAL SUPPLIES & SERVICES (3.7%)
Columbia/HCA Healthcare
  Corp. .............................       305,000               6,957,813
Genzyme Surgical Products* ..........        17,417                  76,742
Health Management Associates,
  Inc. (Class A)* ...................       380,000               4,275,000
LifePoint Hospitals, Inc.* ..........        16,052                 215,699
PacifiCare Health Systems, Inc.
  (Class B)* ........................        97,400               7,006,712
Tenet Healthcare Corp.* .............     1,585,000              29,421,562
Triad Hospitals, Inc.* ..............        16,052                 216,698
                                                             --------------
                                                                 48,170,226
                                                             --------------
RETAIL--FOOD (1.1%)
Kroger Co.* .........................       538,000              15,030,375
                                                             --------------
SOAPS & TOILETRIES (0.4%)
Avon Products, Inc. .................        98,000               5,439,000
                                                             --------------
TOBACCO (2.5%)
Philip Morris Cos., Inc. ............       669,500              26,905,531
R.J. Reynolds Tobacco Holdings,
  Inc.* .............................       184,633               5,815,950
                                                             --------------
                                                                 32,721,481
                                                             --------------
  TOTAL CONSUMER NONCYCLICALS (17.5%)                           228,894,239
                                                             --------------
CREDIT SENSITIVE
BANKS (9.7%)
Bank of America Corp. ...............       702,000              51,465,375
Bank One Corp. ......................       250,000              14,890,625
Chase Manhattan Corp. ...............       262,000              22,695,750
Citigroup, Inc. .....................       568,500              27,003,750
Wells Fargo Co. .....................       240,000              10,260,000
                                                             --------------
                                                                126,315,500
                                                             --------------
FINANCIAL SERVICES (6.0%)
Associates First Capital Corp.
  (Class A) .........................       176,000               7,799,000
C.I.T. Group, Inc. (Class A) ........       195,100               5,633,512
Household International, Inc. .......       827,000              39,179,125
MBNA Corp. ..........................       186,750               5,719,219
Merrill Lynch & Co., Inc. ...........       150,000              11,990,625
Newcourt Credit Group, Inc. .........       121,700               1,574,494
PMI Group, Inc. .....................        99,600               6,256,125
                                                             --------------
                                                                 78,152,100
                                                             --------------
INSURANCE (1.3%)
Hartford Financial Services
  Group, Inc. .......................       165,000               9,621,563
Travelers Property Casualty
  Corp. (Class A) ...................       205,000               8,020,625
                                                             --------------
                                                                 17,642,188
                                                             --------------

THE HUDSON RIVER TRUST
ALLIANCE GROWTH & INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1999 (Unaudited)




---------------------------------------------------------------------------
                                           NUMBER                 VALUE
                                          OF SHARES             (NOTE 1)
---------------------------------------------------------------------------
UTILITY--ELECTRIC (3.6%)
AES Corp.* ..........................       100,100          $    5,818,312
CMS Energy Corp. ....................       123,000               5,150,625
Consolidated Edison Inc. ............       339,300              15,353,325
FPL Group, Inc. .....................       130,000               7,101,250
GPU, Inc. ...........................       186,000               7,846,875
Pinnacle West Capital Corp. .........       128,400               5,168,100
                                                             --------------
                                                                 46,438,487
                                                             --------------
UTILITY--TELEPHONE (1.3%)
AT&T Corp. ..........................       308,675              17,227,923
                                                             --------------
  TOTAL CREDIT SENSITIVE (21.9%).....                           285,776,198
                                                             --------------
ENERGY
OIL--DOMESTIC (4.0%)
Kerr-McGee Corp. ....................       246,200              12,356,162
Murphy Oil Corp. ....................       171,000               8,346,938
Union Pacific Resources
  Group, Inc. .......................       183,800               2,998,238
USX-Marathon Group, Inc. ............       871,000              28,361,937
                                                             --------------
                                                                 52,063,275
                                                             --------------
OIL--INTERNATIONAL (1.6%)
Shell Transport & Trading Co.
  (ADR) .............................       235,000              10,898,125
Total Fina SA (ADR)* ................       170,000              10,954,375
                                                             --------------
                                                                 21,852,500
                                                             --------------
OIL--SUPPLIES & CONSTRUCTION (3.1%)
BJ Services Co.* ....................       280,000               8,242,500
Noble Drilling Corp.* ...............     1,274,400              25,089,750
Transocean Offshore, Inc. ...........       272,800               7,161,000
                                                             --------------
                                                                 40,493,250
                                                             --------------
  TOTAL ENERGY (8.7%) ...............                           114,409,025
                                                             --------------
TECHNOLOGY
ELECTRONICS (6.4%)
Altera Corp.* .......................       259,600               9,556,525
Atmel Corp.* ........................       404,500              10,592,844
Sanmina Corp.* ......................       366,500              27,808,187
Seagate Technology, Inc.* ...........       173,000               4,433,125
Solectron Corp.* ....................       458,209              30,556,836
                                                             --------------
                                                                 82,947,517
                                                             --------------
OFFICE EQUIPMENT (0.3%)
Compaq Computer Corp. ...............       186,600               4,420,088
                                                             --------------
OFFICE EQUIPMENT SERVICES (4.5%)
Computer Sciences Corp.* ............       254,000              17,573,625
Electronic Data Systems Corp. .......       197,200              11,154,125
First Data Corp. ....................       467,000              22,853,812
Oracle Corp.* .......................       192,000               7,128,000
                                                             --------------
                                                                 58,709,562
                                                             --------------
TELECOMMUNICATIONS (2.8%)
Lucent Technologies, Inc. ...........       132,000               8,901,750
MCI WorldCom, Inc.* .................       158,682              13,686,323
Tellabs, Inc.* ......................       128,000               8,648,000
Vodafone AirTouch PLC (ADR)..........        24,000               4,728,000
WinStar Communications, Inc.* .......         9,308                 453,765
                                                             --------------
                                                                 36,417,838
                                                             --------------
  TOTAL TECHNOLOGY (14.0%) ..........                           182,495,005
                                                             --------------
DIVERSIFIED
MISCELLANEOUS (5.1%)
Honeywell, Inc. .....................        96,000              11,124,000
Tyco International Ltd. .............       484,200              45,877,950
U.S. Industries, Inc. ...............       367,200               6,242,400


---------------------------------------------------------------------------
                                           NUMBER                 VALUE
                                          OF SHARES             (NOTE 1)
---------------------------------------------------------------------------
Viad Corp. ..........................     130,000            $    4,021,875
                                                             --------------
  TOTAL DIVERSIFIED (5.1%) ..........                            67,266,225
                                                             --------------
TOTAL COMMON STOCKS (83.3%)
  (Cost $906,750,178)................                         1,088,736,935
                                                             --------------
PREFERRED STOCKS:
BUSINESS SERVICES
PRINTING, PUBLISHING &
  BROADCASTING (0.2%)
Chancellor Media Corp.
  7.0% Conv. ........................      21,400                 3,287,575
                                                             --------------
TRUCKING, SHIPPING (0.3%)
CNF Trust I
  5.0% Conv. Series A ...............      58,000                 3,313,250
                                                             --------------
 TOTAL BUSINESS SERVICES (0.5%)......                             6,600,825
                                                             --------------
CONSUMER CYCLICALS (0.8%)
LEISURE RELATED
Royal Caribbean Cruises Ltd.
  7.25% Series A ....................      76,300                10,395,875
                                                             --------------
CONSUMER NONCYCLICALS (0.1%)
DRUGS
Alkermes, Inc.
  6.5% Conv. ........................      16,100                   750,663
                                                             --------------
CREDIT SENSITIVE (0.5%)
UTILITY--ELECTRIC
AES Trust I
  5.375% Conv. Series A .............      84,700                 7,008,925
                                                             --------------
ENERGY (0.8%)
RAILROADS
Union Pacific Capital Trust
  6.25% Conv.+ ......................     206,000                10,609,000
                                                             --------------
TECHNOLOGY
ELECTRONICS (0.2%)
Times Mirror Co.
  4.25% Conv. .......................      22,000                 1,982,750
                                                             --------------
TELECOMMUNICATIONS (2.6%)
Adelphia Communications, Inc.
  5.5% Conv., Series D ..............      21,900                 4,232,175
Globalstar Telecommunications
  Ltd.
  8.0% Conv.+ .......................      41,000                 2,331,875
ICG Communications, Inc.
  6.75% Conv. .......................      43,800                 2,315,925
IXC Communications, Inc.:
  6.75% Conv. .......................      36,200                 1,366,550
  6.75% Conv.+ ......................      46,500                 1,755,375
Nextel Strypes Trust
  7.25% Conv. .......................     205,900                 8,647,800
Nextlink Communications
  6.5% Conv. ........................      72,100                 6,615,175
WinStar Communications, Inc.
  7.0% Conv. ........................     118,900                 6,762,437
                                                             --------------
                                                                 34,027,312
                                                             --------------
  TOTAL TECHNOLOGY (2.8%) ...........                            36,010,062
                                                             --------------
TOTAL PREFERRED STOCKS (5.5%)
  (Cost $62,038,841).................                            71,375,350
                                                             --------------

THE HUDSON RIVER TRUST
ALLIANCE GROWTH & INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 1999 (Unaudited)




-----------------------------------------------------------------
                                       PRINCIPAL         VALUE
                                         AMOUNT         (NOTE 1)
-----------------------------------------------------------------
LONG-TERM DEBT SECURITIES:
BUSINESS SERVICES
PRINTING, PUBLISHING & BROADCASTING (0.1%)
P-Com, Inc.
  4.25% Conv., 11/01/02+ ...........  $ 2,560,000  $    1,459,200
                                                   --------------
PROFESSIONAL SERVICES (0.2%)
Doubleclick, Inc.
  4.75% Conv., 03/15/06+ ...........    2,315,000       2,873,494
                                                   --------------
 TOTAL BUSINESS SERVICES (0.3%).....                    4,332,694
                                                   --------------
CONSUMER CYCLICALS
LEISURE RELATED (0.2%)
CUC International, Inc.
  3.0% Conv., 02/15/02+ ............    3,390,000       3,241,687
                                                   --------------
RETAIL--GENERAL (0.4%)
Amazon.Com, Inc.:
  4.75% Conv., 02/01/09+ ...........    4,075,000       3,952,750
  4.75% Conv., 02/01/09 ............      750,000         727,500
                                                   --------------
                                                        4,680,250
                                                   --------------
  TOTAL CONSUMER CYCLICALS (0.6%)                       7,921,937
                                                   --------------
CONSUMER NONCYCLICALS
DRUGS (1.1%)
MedImmune, Inc.:
  7.0% Conv., 07/01/03 .............    1,835,000      12,633,975
  7.0% Conv. Sub. Note,
     07/01/03+ .....................       20,000         137,700
Quintiles Transnational Corp.
  4.25% Conv., 05/31/00+ ...........      820,000         916,350
                                                   --------------
                                                       13,688,025
                                                   --------------
HOSPITAL SUPPLIES & SERVICES (0.3%)
FPA Medical Management, Inc.
  6.5% Conv., 12/15/01(a) ..........    1,770,000             177
RES-Care, Inc.:
  6.0% Conv., 12/01/04+ ............    1,420,000       1,814,050
  6.0% Conv., 12/01/04 .............      770,000         983,675
Sunrise Assisted Living, Inc.
  5.5% Conv., 06/15/02 .............    1,200,000       1,330,500
                                                   --------------
                                                        4,128,402
                                                   --------------
  TOTAL CONSUMER NONCYCLICALS (1.4%)                   17,816,427
                                                   --------------
ENERGY
OIL--SUPPLIES & CONSTRUCTION (0.1%)
Diamond Offshore Drilling, Inc.
  3.75% Conv., 02/15/07 ............      630,000         626,850
Nabors Industries, Inc.
  5.0% Conv., 05/15/06 .............      630,000         852,075
                                                   --------------
  TOTAL ENERGY (0.1%) ..............                    1,478,925
                                                   --------------
TECHNOLOGY
ELECTRONICS (3.5%)
America Online, Inc.
  4.0% Conv., 11/15/02+ ............    1,290,000      10,923,881


-----------------------------------------------------------------
                                       PRINCIPAL         VALUE
                                         AMOUNT         (NOTE 1)
-----------------------------------------------------------------
Amkor Technologies, Inc.
  5.75% Conv., 05/01/03+ ...........  $ 4,650,000  $    4,557,000
EMC Corp.
  3.25% Conv., 03/15/02+ ...........    1,485,000       7,213,387
HNC Software, Inc.
  4.75% Conv., 03/01/03 ............    1,990,000       1,945,225
Level One Communications, Inc.
  4.0% Conv., 09/01/04+ ............    3,475,000       6,780,594
LSI Logic Corp.
  4.25% Conv., 03/15/04+ ...........    4,475,000       7,255,094
Mindspring Enterprises, Inc.
  5.0% Conv., 04/15/06 .............    2,035,000       1,920,531
Photronics, Inc.
  6.0% Conv., 06/01/04 .............    3,295,000       3,595,669
Wind River Systems, Inc.
  5.0% Conv., 08/01/02 .............    2,050,000       1,783,500
                                                   --------------
                                                       45,974,881
                                                   --------------
TELECOMMUNICATIONS (2.3%)
At Home Corp.
  0.5246% Conv., 12/28/18+ .........    3,450,000       2,738,438
CNET, Inc.
  5.0% , 03/01/06 ..................    1,290,000       2,167,200
Comverse Technology, Inc.:
  5.75% Conv., 10/01/06 ............    1,200,000       2,983,500
  5.75% Conv., 10/01/06+ ...........    3,290,000       8,179,762
Global TeleSystems Group, Inc.
  5.75% Conv., 07/01/10+ ...........    6,190,000       9,826,625
Nextel Communications, Inc.
  4.75% Conv., 07/01/07+ ...........    2,060,000       2,441,100
NTL, Inc.
  7.0% Conv., 12/15/08 .............      800,000       1,268,400
                                                   --------------
                                                       29,605,025
                                                   --------------
  TOTAL TECHNOLOGY (5.8%) ..........                   75,579,906
                                                   --------------
TOTAL LONG-TERM DEBT SECURITIES (8.2%)
 (Amortized Cost $72,712,396).......                  107,129,889
                                                   --------------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES
Federal Home Loan Bank
  4.6%, due 07/01/99 ...............   22,800,000      22,800,000
Federal Home Loan Mortgage
  Corp. 4.8%, due 07/14/99 .........    7,000,000       6,987,926
                                                   --------------
  TOTAL U.S. GOVERNMENT AGENCIES (2.3%)
                                                       29,787,926
                                                   --------------
TOTAL SHORT-TERM DEBT SECURITIES (2.3%)
 (Amortized Cost $29,787,926).......                   29,787,926
                                                   --------------
TOTAL INVESTMENTS (99.3%)
  (Cost/Amortized Cost
  $1,071,289,341)...................                1,297,030,100
OTHER ASSETS
  LESS LIABILITIES (0.7%) ..........                    9,635,760
                                                   --------------
NET ASSETS (100.0%) ................               $1,306,665,860
                                                   ==============

----------
*     Non-income producing.
+ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 1999, these securities amounted to $89,007,362 or 6.8% of net assets.
(a)   Security in default.
      Glossary:
      ADR--American Depository Receipt

                       See Notes to Financial Statements.

THE HUDSON RIVER TRUST
ALLIANCE EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1999 (Unaudited)




----------------------------------------------------------------------------
                                            NUMBER                 VALUE
                                           OF SHARES             (NOTE 1)
----------------------------------------------------------------------------
COMMON STOCKS:
BASIC MATERIALS
CHEMICALS (1.6%)
Air Products & Chemicals, Inc. .......     44,800             $    1,803,200
Avery Dennison Corp. .................     22,900                  1,382,588
Dow Chemical Co. .....................     44,600                  5,658,625
Dupont (E.I.) de Nemours
  & Co. ..............................   232,200                  15,862,162
Eastman Chemical Co. .................    22,600                   1,169,550
Ecolab, Inc. .........................    29,500                   1,286,938
FMC Corp.* ...........................    16,300                   1,113,494
Hercules, Inc. .......................    29,700                   1,167,581
Monsanto Co. .........................   126,200                   4,977,012
Rohm & Haas Co. ......................    42,878                   1,838,394
Union Carbide Corp. ..................    25,400                   1,238,250
                                                              --------------
                                                                  37,497,794
                                                              --------------
CHEMICALS--SPECIALTY (0.3%)
Praxair, Inc. ........................    31,800                   1,556,213
Sigma-Aldrich Corp. ..................    37,500                   1,291,406
Southern Co. .........................   140,200                   3,715,300
                                                              --------------
                                                                   6,562,919
                                                              --------------
METALS & MINING (0.6%)
Alcan Aluminum Ltd. ..................    32,300                   1,024,371
Alcan Aluminum Ltd. (Canada)..........    13,200                     421,575
Alcoa, Inc. ..........................    72,800                   4,504,500
Barrick Gold Corp. ...................    73,300                   1,420,187
Engelhard Corp. ......................    61,600                   1,393,700
Engelhard Corp.--Rights* .............    32,900                           0
Newmont Mining Corp. .................    53,107                   1,055,501
Phelps Dodge Corp. ...................    16,900                   1,046,744
Placer Dome, Inc. ....................    84,700                   1,000,519
Reynolds Metals Co. ..................    18,900                   1,115,100
                                                              --------------
                                                                  12,982,197
                                                              --------------
PAPER (0.8%)
Champion International Corp. .........    20,600                     986,225
Fort James Corp. .....................    41,900                   1,586,963
Georgia Pacific Group ................    36,000                   1,705,500
International Paper Co. ..............    80,554                   4,067,977
Kimberly Clark Corp. .................   110,844                   6,318,108
Mead Corp. ...........................    25,400                   1,060,450
Temple Inland, Inc. ..................    17,200                   1,173,900
Westvaco Corp. .......................    37,600                   1,090,400
Willamette Industries, Inc. ..........    25,300                   1,165,381
                                                              --------------
                                                                  19,154,904
                                                              --------------
STEEL (0.1%)
Allegheny Teledyne, Inc. .............    43,600                     986,450
Nucor Corp. ..........................    16,900                     801,694
USX-U.S. Steel Group .................    31,900                     861,300
                                                              --------------
                                                                   2,649,444
                                                              --------------
 TOTAL BASIC MATERIALS (3.4%) ........                            78,847,258
                                                              --------------
BUSINESS SERVICES
ENVIRONMENTAL CONTROL (0.4%)
Browning-Ferris Industries, Inc. .....    33,000                   1,419,000
Johnson Controls, Inc. ...............    16,300                   1,129,794
Thermo Electron Corp.* ...............    61,500                   1,233,844
Waste Management, Inc. ...............   122,084                   6,562,015
                                                              --------------
                                                                  10,344,653
                                                              --------------


----------------------------------------------------------------------------
                                            NUMBER                 VALUE
                                          OF SHARES              (NOTE 1)
----------------------------------------------------------------------------
PRINTING, PUBLISHING &
  BROADCASTING (2.9%)
CBS Corp.* ...........................   144,100              $    6,259,344
Clear Channel Communications,
  Inc.* ..............................    65,900                   4,542,981
Comcast Corp. (Class A) SPL ..........   146,800                   5,642,625
Deluxe Corp. .........................    32,900                   1,281,044
Donnelley (R.R.) & Sons Co. ..........    31,100                   1,152,644
Dow Jones & Co., Inc. ................    22,800                   1,209,825
Dun & Bradstreet Corp. ...............    32,700                   1,158,806
Gannett Co., Inc. ....................    55,900                   3,989,862
Knight-Ridder, Inc. ..................    22,100                   1,214,119
McGraw-Hill Companies, Inc. ..........    39,100                   2,108,956
MediaOne Group, Inc.* ................   124,100                   9,229,937
New York Times Co. (Class A) .........    35,100                   1,292,119
Time Warner, Inc. ....................   251,000                  18,448,500
Times Mirror Co. (Class A) ...........    20,100                   1,190,925
Tribune Co. ..........................    22,600                   1,969,025
Viacom, Inc. (Class B)* ..............   138,200                   6,080,800
                                                              --------------
                                                                  66,771,512
                                                              --------------
PROFESSIONAL SERVICES (0.3%)
Block (H&R), Inc. ....................    24,000                   1,200,000
Interpublic Group Cos., Inc. .........    26,800                   2,321,580
Omnicom Group, Inc. ..................    33,400                   2,672,000
Service Corp. International ..........    59,700                   1,149,225
                                                              --------------
                                                                   7,342,805
                                                              --------------
TRUCKING, SHIPPING (0.1%)
FDX Corp.* ...........................    57,600                   3,124,800
                                                              --------------
 TOTAL BUSINESS SERVICES (3.7%).......                            87,583,770
                                                              --------------
CAPITAL GOODS
AEROSPACE (1.0%)
Boeing Co. ...........................   195,174                   8,624,251
General Dynamics Corp. ...............    25,100                   1,719,350
Lockheed Martin Corp. ................    81,708                   3,043,623
Northrop Grumman Corp. ...............    18,900                   1,253,306
Northrop Grumman Corp.--
  Rights (expire 10/31/08)* ..........     9,700                           0
Raytheon Co. (Class B) ...............    67,500                   4,750,313
Rockwell International Corp. .........    38,400                   2,332,800
TRW, Inc. ............................    23,200                   1,273,100
                                                              --------------
                                                                  22,996,743
                                                              --------------
BUILDING & CONSTRUCTION (0.1%)
Centex Corp. .........................    33,200                   1,247,075
                                                              --------------
BUILDING MATERIALS & FOREST
  PRODUCTS (0.4%)
Louisiana-Pacific Corp. ..............    51,300                   1,218,375
Masco Corp. ..........................    71,400                   2,061,675
PPG Industries, Inc. .................    36,300                   2,143,969
Sherwin Williams Co. .................    34,700                     962,925
Vulcan Materials Co. .................    19,400                     936,050
Weyerhaeuser Co. .....................    38,800                   2,667,500
                                                              --------------
                                                                   9,990,494
                                                              --------------
ELECTRICAL EQUIPMENT (3.6%)
Emerson Electric Co. .................    89,500                   5,627,343
General Electric Co. .................   665,700                  75,224,100
General Instrument Corp.* ............    33,400                   1,419,500

THE HUDSON RIVER TRUST
ALLIANCE EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1999 (Unaudited)




------------------------------------------------------------------------
                                          NUMBER                 VALUE
                                         OF SHARES             (NOTE 1)
------------------------------------------------------------------------
Grainger (W.W.), Inc. ...............     23,500             $ 1,264,594
Thomas & Betts Corp. ................     26,800               1,266,300
                                                             -----------
                                                              84,801,837
                                                             -----------
MACHINERY (1.4%)
AlliedSignal, Inc. ..................   113,700                7,163,100
Caterpillar, Inc. ...................    73,200                4,392,000
Cooper Industries, Inc. .............    23,800                1,237,600
Cummins Engine Company, Inc..........    21,500                1,228,187
Deere & Co. .........................    47,000                1,862,375
Dover Corp. .........................    44,000                1,540,000
Fluor Corp. .........................    32,100                1,300,050
Illinois Tool Works, Inc. ...........    49,300                4,042,600
Ingersoll Rand Co. ..................    32,450                2,097,081
Pall Corp. ..........................    61,200                1,357,875
Parker-Hannifin Corp. ...............    22,750                1,040,813
United Technologies Corp. ...........    94,000                6,738,625
                                                             -----------
                                                              34,000,306
                                                             -----------
 TOTAL CAPITAL GOODS (6.5%) .........                        153,036,455
                                                             -----------
CONSUMER CYCLICALS
AIRLINES (0.3%)
AMR Corp.* ..........................    36,900                2,518,425
Delta Air Lines, Inc. ...............    26,700                1,538,587
Southwest Airlines Co. ..............    63,325                1,970,991
US Airways Group, Inc.* .............    18,900                  823,331
                                                             -----------
                                                               6,851,334
                                                             -----------
APPAREL, TEXTILE (0.2%)
Liz Claiborne, Inc. .................    32,500                1,186,250
Nike, Inc. (Class B) ................    59,200                3,748,100
VF Corp. ............................    22,800                  974,700
                                                             -----------
                                                               5,909,050
                                                             -----------
AUTO RELATED (0.4%)
Dana Corp. ..........................    32,423                1,493,484
Danaher Corp. .......................    28,800                1,674,000
Delphi Automotive Systems
  Corp. .............................   108,052                2,005,715
Eaton Corp. .........................    13,200                1,214,400
Genuine Parts Co. ...................    36,800                1,288,000
Goodyear Tire & Rubber Co. ..........    34,200                2,011,388
                                                             -----------
                                                               9,686,987
                                                             -----------
AUTOS & TRUCKS (1.1%)
AutoZone, Inc.* .....................    36,700                1,105,588
Ford Motor Co. ......................   248,000               13,996,500
General Motors Corp. ................   134,100                8,850,600
Paccar, Inc. ........................    19,800                1,056,825
                                                             -----------
                                                              25,009,513
                                                             -----------
FOOD SERVICES, LODGING (0.7%)
Harrah's Entertainment, Inc.* .......    48,100                1,058,200
Marriott International, Inc.
  (Class A) .........................    50,750                1,896,781
McDonald's Corp. ....................   282,900               11,687,306
Tricon Global Restaurants, Inc.*.....    30,220                1,635,658
                                                             -----------
                                                              16,277,945
                                                             -----------
HOUSEHOLD FURNITURE, APPLIANCES (0.3%)
Black & Decker Corp. ................    18,400                1,161,500
Maytag Corp. ........................    17,600                1,226,500
Newell Rubbermaid, Inc. .............    54,120                2,516,580


------------------------------------------------------------------------
                                          NUMBER                 VALUE
                                        OF SHARES             (NOTE 1)
------------------------------------------------------------------------
Stanley Works .......................    35,200              $ 1,133,000
Whirlpool Corp. .....................    16,100                1,191,400
                                                             -----------
                                                               7,228,980
                                                             -----------
LEISURE RELATED (1.2%)
American Greetings Corp.
  (Class A) .........................    45,600                1,373,700
Carnival Corp. (Class A) ............   119,200                5,781,200
Cendant Corp.* ......................   170,850                3,502,425
Disney (Walt) Co. ...................   420,800               12,965,900
Hasbro, Inc. ........................    39,000                1,089,563
Hilton Hotels Corp. .................    76,700                1,088,181
Mattel, Inc. ........................    83,800                2,215,462
Mirage Resorts, Inc.* ...............    54,000                  904,500
                                                             -----------
                                                              28,920,931
                                                             -----------
PHOTO & OPTICAL (0.3%)
Allergan, Inc. ......................    13,400                1,487,400
Eastman Kodak Co. ...................    68,900                4,667,975
                                                             -----------
                                                               6,155,375
                                                             -----------
RETAIL--GENERAL (5.6%)
Best Buy Co., Inc.* .................    41,300                2,787,750
Circuit City Stores--Circuit City
  Group .............................    19,700                1,832,100
Consolidated Stores Corp.* ..........    31,500                  850,500
Costco Cos., Inc.* ..................    44,500                3,562,781
CVS Corp. ...........................    79,500                4,064,437
Dayton Hudson Corp. .................    88,500                5,752,500
Dollar General Corp. ................    45,562                1,321,298
Federated Department Stores,
  Inc.* .............................    41,400                2,191,613
Gap, Inc. ...........................   174,300                8,780,362
Harcourt General, Inc. ..............    23,000                1,185,938
Home Depot, Inc. ....................   300,400               19,357,025
K-Mart Corp.* .......................    97,300                1,599,369
Kohl's Corp.* .......................    31,800                2,454,563
Limited, Inc. .......................    44,700                2,028,263
Lowe's Cos., Inc. ...................    75,700                4,291,244
May Department Stores Co. ...........    70,300                2,873,512
Nordstrom, Inc. .....................    34,400                1,152,400
Office Depot, Inc.* .................    71,400                1,575,263
Penney (J.C.), Inc. .................    52,900                2,568,956
Sears, Roebuck & Co. ................    76,900                3,426,856
Staples, Inc.* ......................    95,050                2,940,609
Tandy Corp. .........................    41,000                2,003,875
TJX Cos., Inc. ......................    64,900                2,161,981
Toys R Us, Inc.* ....................    50,400                1,042,650
Wal-Mart Stores, Inc. ...............   906,100               43,719,325
Walgreen Co. ........................   200,400                5,886,750
                                                             -----------
                                                             131,411,920
                                                             -----------
 TOTAL CONSUMER CYCLICALS (10.1%)                            237,452,035
                                                             -----------
CONSUMER NONCYCLICALS
BEVERAGES (2.5%)
Anheuser Busch Companies, Inc.           97,900                6,944,781
Brown Forman Corp. (Class B) ........    17,700                1,153,819
Coca-Cola Co. .......................   504,400               31,525,000
Coca-Cola Enterprises, Inc. .........    80,200                2,385,950
Pepsico, Inc. .......................   300,200               11,613,987
Seagram Ltd. ........................    81,700                4,115,638
                                                             -----------
                                                              57,739,175
                                                             -----------

THE HUDSON RIVER TRUST
ALLIANCE EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1999 (Unaudited)




-------------------------------------------------------------------------
                                         NUMBER                VALUE
                                       OF SHARES             (NOTE 1)
-------------------------------------------------------------------------
CONTAINERS (0.1%)
Crown Cork & Seal Co., Inc. .......     30,700             $      874,950
Owens-Illinois, Inc.* .............     34,500                  1,127,719
Sealed Air Corp.* .................     17,510                  1,135,961
                                                           --------------
                                                                3,138,630
                                                           --------------
DRUGS (7.1%)
ALZA Corp.* .......................     29,600                  1,505,900
American Home Products Corp........    269,900                 15,519,250
Amgen, Inc.* ......................    104,300                  6,349,262
Bristol-Myers Squibb Co. ..........    407,000                 28,668,062
Lilly (Eli) & Co. .................    225,200                 16,129,950
Merck & Co., Inc. .................    487,900                 36,104,600
Pfizer, Inc. ......................    264,700                 29,050,825
Pharmacia & Upjohn, Inc. ..........    104,090                  5,913,613
Schering-Plough Corp. .............    301,000                 15,953,000
Warner-Lambert Co. ................    167,600                 11,627,250
Watson Pharmaceuticals, Inc.* .....     28,200                    988,763
                                                           --------------
                                                              167,810,475
                                                           --------------
FOODS (1.6%)
Archer Daniels Midland Co. ........    118,570                  1,830,424
Bestfoods .........................     58,500                  2,895,750
Campbell Soup Co. .................     91,000                  4,220,125
ConAgra, Inc. .....................     98,000                  2,609,250
General Mills, Inc. ...............     30,700                  2,467,512
H.J. Heinz Co. ....................     74,050                  3,711,756
Hershey Foods Corp. ...............     28,700                  1,704,063
Kellogg Co. .......................     82,900                  2,735,700
Nabisco Group Holdings Corp. ......     67,600                  1,322,425
Pioneer Hi Bred International,
  Inc. ............................     47,200                  1,837,850
Quaker Oats Co. ...................     26,900                  1,785,488
Ralston--Ralston Purina Group......     65,700                  1,999,744
Rite Aid Corp. ....................     49,700                  1,223,863
Sara Lee Corp. ....................    186,600                  4,233,487
Wrigley (Wm.), Jr. Co. ............     23,200                  2,088,000
                                                           --------------
                                                               36,665,437
                                                           --------------
HOSPITAL SUPPLIES & SERVICES (3.5%)
Abbott Laboratories ...............    310,800                 14,141,400
Baxter International, Inc. ........     57,300                  3,473,812
Becton, Dickinson & Co. ...........     51,000                  1,530,000
Biomet, Inc. ......................     26,100                  1,037,475
Boston Scientific Corp.* ..........     78,800                  3,462,275
Cardinal Health, Inc. .............     55,700                  3,571,762
Columbia/HCA Healthcare
  Corp. ...........................    132,200                  3,015,812
Guidant Corp. .....................     60,400                  3,106,825
HCR Manor Care, Inc.* .............     44,500                  1,076,344
HEALTHSOUTH Corp.* ................     97,600                  1,457,900
IMS Health, Inc. ..................     65,000                  2,031,250
Johnson and Johnson ...............    275,400                 26,989,200
Medtronic, Inc. ...................    119,600                  9,313,850
PE Corp.--PE Biosystems
  Group ...........................     10,400                  1,193,400
St. Jude Medical, Inc.* ...........     35,649                  1,269,996
Tenet Healthcare Corp.* ...........     60,800                  1,128,600
United HealthCare Corp. ...........     38,100                  2,386,013
Wellpoint Health Networks,
  Inc.* ...........................     13,300                  1,128,838
                                                           --------------
                                                               81,314,752
                                                           --------------


-------------------------------------------------------------------------
                                        NUMBER                 VALUE
                                       OF SHARES             (NOTE 1)
-------------------------------------------------------------------------
RETAIL--FOOD (0.8%)
Albertsons, Inc. ..................    84,580              $    4,361,156
Kroger Co.* .......................   167,000                   4,665,562
Safeway, Inc.* ....................    97,600                   4,831,200
Supervalu, Inc. ...................    49,000                   1,258,688
Sysco Corp. .......................    68,100                   2,030,231
Winn Dixie Stores, Inc. ...........    30,800                   1,137,675
                                                           --------------
                                                               18,284,512
                                                           --------------
SOAPS & TOILETRIES (2.3%)
Avon Products, Inc. ...............    51,600                   2,863,800
Clorox Co. ........................    22,500                   2,403,281
Colgate Palmolive Co. .............    58,600                   5,786,750
Gillette Co. ......................   227,100                   9,311,100
International Flavors &
  Fragrances, Inc. ................    26,900                   1,193,688
Procter & Gamble Co. ..............   271,800                  24,258,150
Unilever NV--New York Shares.......   131,011                   9,137,973
                                                           --------------
                                                               54,954,742
                                                           --------------
TOBACCO (1.0%)
Fortune Brands, Inc. ..............    34,200                   1,415,025
Loews Corp. .......................    21,000                   1,661,625
Philip Morris Cos., Inc. ..........   506,900                  20,371,044
UST, Inc. .........................    39,200                   1,146,600
                                                           --------------
                                                               24,594,294
                                                           --------------
 TOTAL CONSUMER NONCYCLICALS (18.9%)                          444,502,017
                                                           --------------
CREDIT SENSITIVE
BANKS (7.9%)
AmSouth Bancorp. ..................    36,900                     855,619
Bank of America Corp. .............   354,089                  25,959,150
Bank of New York Co., Inc. ........   155,600                   5,708,575
Bank One Corp. ....................   240,537                  14,326,985
BankBoston Corp. ..................    60,700                   3,103,287
Chase Manhattan Corp. .............   173,080                  14,993,055
Citigroup, Inc. ...................   691,660                  32,853,850
Comerica, Inc. ....................    31,100                   1,848,506
Fifth Third Bancorp ...............    54,450                   3,624,328
First Union Corp. .................   202,756                   9,529,532
Firstar Corp. .....................   141,200                   3,953,600
Golden West Financial Corp. .......    11,400                   1,117,200
Huntington Bancshares, Inc. .......    41,550                   1,454,250
KeyCorp. ..........................    93,100                   2,990,837
Mellon Bank Corp. .................   106,800                   3,884,850
Mercantile Bancorp., Inc. .........    31,500                   1,799,438
Morgan (J.P.) & Co., Inc. .........    35,800                   5,029,900
National City Corp. ...............    66,800                   4,375,400
Northern Trust Corp. ..............    22,200                   2,153,400
PNC Bank Corp. ....................    61,600                   3,549,700
Regions Financial Corp. ...........    44,300                   1,702,781
Republic New York Corp. ...........    21,900                   1,493,306
SouthTrust Corp. ..................    32,600                   1,251,025
State Street Corp. ................    32,800                   2,800,300
Summit Bancorp. ...................    34,200                   1,429,988
Suntrust Banks, Inc. ..............    65,600                   4,555,100
U.S. Bancorp. .....................   149,078                   5,068,652
Union Planters Corp. ..............    28,100                   1,255,719
Wachovia Corp. ....................    41,500                   3,550,844
Washington Mutual, Inc. ...........   121,142                   4,285,398
Wells Fargo Co. ...................   336,400                  14,381,100
                                                           --------------
                                                              184,885,675
                                                           --------------

THE HUDSON RIVER TRUST
ALLIANCE EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1999 (Unaudited)




--------------------------------------------------------------------------
                                       NUMBER                    VALUE
                                      OF SHARES                (NOTE 1)
--------------------------------------------------------------------------
FINANCIAL SERVICES (3.2%)
American Express Co. ...............    92,400              $   12,023,550
Associates First Capital Corp.
  (Class A) ........................   148,700                   6,589,269
Bear Stearns Co., Inc. .............    24,648                   1,152,294
Capital One Financial Corp. ........    38,700                   2,155,106
Countrywide Credit Industries,
  Inc. .............................    26,900                   1,149,975
Equifax, Inc. ......................    30,200                   1,077,763
Fleet Financial Group, Inc. ........   116,258                   5,158,949
Franklin Resources, Inc. ...........    49,700                   2,019,062
Household International, Inc. ......    98,646                   4,673,354
Lehman Brothers Holdings, Inc.......    21,800                   1,357,050
MBIA, Inc. .........................    19,000                   1,230,250
MBNA Corp. .........................   160,430                   4,913,169
Merrill Lynch & Co., Inc. ..........    72,400                   5,787,475
Morgan Stanley Dean Witter &
  Co. ..............................   118,005                  12,095,512
Paine Webber Group, Inc. ...........    29,900                   1,397,825
Schwab (Charles) Corp. .............    81,925                   9,001,509
SLM Holding Corp. ..................    32,600                   1,493,488
Synovus Financial Corp. ............    52,650                   1,046,419
Transamerica Corp. .................    24,700                   1,852,500
                                                            --------------
                                                                76,174,519
                                                            --------------
INSURANCE (3.3%)
Aetna, Inc. ........................    28,243                   2,525,983
AFLAC, Inc. ........................    54,900                   2,628,337
Allstate Corp. .....................   167,576                   6,011,789
American General Corp. .............    51,500                   3,881,812
American International Group,
  Inc. .............................   250,799                  29,359,158
Aon Corp. ..........................    52,125                   2,150,156
Chubb Corp. ........................    32,200                   2,237,900
CIGNA Corp. ........................    42,200                   3,755,800
Cincinnati Financial Corp. .........    33,000                   1,239,563
Conseco, Inc. ......................    65,446                   1,992,013
Hartford Financial Services
  Group, Inc. ......................    47,700                   2,781,506
Jefferson-Pilot Corp. ..............    20,950                   1,386,628
Lincoln National Corp.
  Industries .......................    41,200                   2,155,275
Marsh & McLennan Cos., Inc. ........    52,500                   3,963,750
MGIC Investment Corp. ..............    22,400                   1,089,200
Progressive Corp. ..................    14,300                   2,073,500
Provident Companies, Inc. ..........    27,600                   1,104,000
Providian Financial Corp. ..........    28,900                   2,702,150
Safeco Corp. .......................    27,300                   1,204,613
Saint Paul Cos., Inc. ..............    46,664                   1,484,499
Torchmark Corp. ....................    34,900                   1,190,963
UnumProvident Corp. ................    27,400                   1,500,150
                                                            --------------
                                                                78,418,745
                                                            --------------
MORTGAGE RELATED (1.0%)
Fannie Mae .........................   211,800                  14,481,825
Freddie Mac ........................   138,600                   8,038,800
                                                            --------------
                                                                22,520,625
                                                            --------------
UTILITY--ELECTRIC (1.9%)
AES Corp.* .........................    34,700                   2,016,937
Ameren Corp. .......................    29,800                   1,143,575
American Electric Power, Inc. ......    37,500                   1,408,594
Carolina Power & Light Co. .........    29,100                   1,245,844


--------------------------------------------------------------------------
                                         NUMBER                 VALUE
                                        OF SHARES             (NOTE 1)
--------------------------------------------------------------------------
Central & South West Co. ...........    43,200              $    1,009,800
CINergy Corp. ......................    36,813                   1,178,016
CMS Energy Corp. ...................    20,700                     866,813
Consolidated Edison, Inc. ..........    46,900                   2,122,225
Constellation Energy Group .........    42,200                   1,250,175
Dominion Resources, Inc. ...........    38,300                   1,658,869
DTE Energy Co. .....................    27,900                   1,116,000
Duke Energy Co. ....................    72,830                   3,960,131
Edison International ...............    69,100                   1,848,425
Entergy Corp. ......................    48,300                   1,509,375
FirstEnergy Corp. ..................    46,400                   1,438,400
Florida Progress Corp. .............    21,100                     871,694
FPL Group, Inc. ....................    36,400                   1,988,350
GPU, Inc. ..........................    29,200                   1,231,875
New Century Energies, Inc. .........    29,600                   1,148,850
Northern States Power Co. ..........    46,100                   1,115,044
Pacificorp. ........................    65,000                   1,194,375
Peco Energy Corp. ..................    45,100                   1,888,562
PG&E Corp. .........................    76,900                   2,499,250
PP&L Resources, Inc. ...............    40,900                   1,257,675
Public Service Enterprise Group.....    43,700                   1,786,237
Reliant Energy, Inc. ...............    55,700                   1,538,713
Sempra Energy ......................    57,300                   1,296,413
Texas Utilities Co. ................    56,800                   2,343,000
Unicom Corporation .................    42,600                   1,642,762
                                                            --------------
                                                                45,575,979
                                                            --------------
UTILITY--GAS (0.4%)
Columbia Gas System, Inc. ..........    23,200                   1,454,350
Consolidated Natural Gas Co. .......    20,800                   1,263,600
ENRON Corp. ........................    71,300                   5,828,775
                                                            --------------
                                                                 8,546,725
                                                            --------------
UTILITY--TELEPHONE (6.5%)
Alltel Corp. .......................    55,100                   3,939,650
Ameritech Corp. ....................   224,800                  16,522,800
AT&T Corp. .........................   643,848                  35,934,777
Bell Atlantic Corp. ................   317,592                  20,762,577
BellSouth Corp. ....................   398,900                  18,698,437
CenturyTel, Inc. ...................    29,100                   1,156,725
Frontier Corp. .....................    33,000                   1,947,000
GTE Corp. ..........................   197,400                  14,953,050
SBC Communications, Inc. ...........   399,900                  23,194,200
Sprint Corp. (FON Group) ...........   182,800                   9,654,125
US West, Inc. ......................   102,933                   6,047,314
                                                            --------------
                                                               152,810,655
                                                            --------------
 TOTAL CREDIT SENSITIVE (24.2%)                                568,932,923
                                                            --------------
ENERGY
COAL & GAS PIPELINES (0.4%)
Burlington Resources, Inc. .........    36,930                   1,597,222
Coastal Corp. ......................    41,700                   1,668,000
Sonat, Inc. ........................    32,300                   1,069,938
Tenneco, Inc. ......................    36,600                     873,825
Williams Cos., Inc. ................    86,000                   3,660,375
                                                            --------------
                                                                 8,869,360
                                                            --------------
OIL--DOMESTIC (0.8%)
Amerada Hess Corp. .................    19,100                   1,136,450
Anadarko Petroleum Corp. ...........    33,800                   1,244,263
Apache Corp. .......................    32,800                   1,279,200
Ashland, Inc. ......................    25,500                   1,023,188
Atlantic Richfield Co. .............    64,600                   5,398,137

THE HUDSON RIVER TRUST
ALLIANCE EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1999 (Unaudited)




---------------------------------------------------------------------------
                                              NUMBER             VALUE
                                            OF SHARES          (NOTE 1)
---------------------------------------------------------------------------
Kerr-McGee Corp. ...................           26,200        $    1,314,912
Occidental Petroleum Corp. .........           67,200             1,419,600
Phillips Petroleum Co. .............           51,400             2,586,062
Sunoco, Inc. .......................           29,800               899,588
Unocal Corp. .......................           47,800             1,894,075
USX-Marathon Group, Inc. ...........           59,300             1,930,956
                                                             --------------
                                                                 20,126,431
                                                             --------------
OIL--INTERNATIONAL (4.3%)
Chevron Corp. ......................          133,900            12,745,606
Exxon Corp. ........................          499,000            38,485,375
Mobil Corp. ........................          160,100            15,849,900
Royal Dutch Petroleum Co.
  (New York Shares) ................          440,100            26,516,025
Texaco, Inc. .......................          107,400             6,712,500
                                                             --------------
                                                                100,309,406
                                                             --------------
OIL--SUPPLIES & CONSTRUCTION (0.5%)
Baker Hughes, Inc. .................           68,100             2,281,350
Halliburton Co. ....................           86,300             3,905,075
Schlumberger Ltd. ..................          109,600             6,980,150
                                                             --------------
                                                                 13,166,575
                                                             --------------
RAILROADS (0.5%)
Burlington Northern Santa Fe .......           95,953             2,974,543
CSX Corp. ..........................           41,600             1,885,000
Kansas City Southern Industries,
  Inc. .............................           21,200             1,352,825
Norfolk Southern Corp. .............           77,600             2,337,700
Union Pacific Corp. ................           48,800             2,845,650
                                                             --------------
                                                                 11,395,718
                                                             --------------
 TOTAL ENERGY (6.5%) ...............                            153,867,490
                                                             --------------
TECHNOLOGY
ELECTRONICS (6.1%)
Applied Materials, Inc.* ...........           75,500             5,577,562
BB&T Corp. .........................           62,200             2,281,962
BMC Software, Inc.* ................           48,300             2,608,200
Cisco Systems, Inc.* ...............          644,050            41,541,225
EMC Corp.* .........................          205,400            11,297,000
Harris Corp. .......................           29,300             1,148,194
Intel Corp. ........................          682,500            40,608,750
ITT Industries, Inc. ...............           28,700             1,094,188
KLA-Tencor Corp.* ..................           20,800             1,349,400
LSI Logic Corp.* ...................           28,600             1,319,175
Micron Technology, Inc.* ...........           48,700             1,963,219
Motorola, Inc. .....................          122,900            11,644,775
National Semiconductor Corp.* ......           51,000             1,290,937
Network Appliance, Inc.* ...........           13,900               776,663
Parametric Technology Corp.* .......           88,800             1,232,100
Seagate Technology, Inc.* ..........           48,000             1,230,000
Solectron Corp.* ...................           51,300             3,421,069
Texas Instruments, Inc. ............           79,800            11,571,000
3Com Corp.* ........................           73,400             1,958,862
                                                             --------------
                                                                143,914,281
                                                             --------------
OFFICE EQUIPMENT (5.4%)
Apple Computer, Inc.* ..............           28,200             1,306,013
Ceridian Corp.* ....................           30,700             1,003,506
Compaq Computer Corp. ..............          345,298             8,179,246
Compuware Corp.* ...................           75,200             2,392,300
Dell Computer Corp.* ...............          520,900            19,273,300
Hewlett-Packard Co. ................          207,800            20,883,900


---------------------------------------------------------------------------
                                              NUMBER             VALUE
                                            OF SHARES          (NOTE 1)
---------------------------------------------------------------------------
International Business Machines
  Corp. ............................          377,800        $   48,830,650
PeopleSoft, Inc.* ..................           80,500             1,388,625
Pitney Bowes, Inc. .................           54,600             3,508,050
Sun Microsystems, Inc.* ............          157,700            10,861,587
Unisys Corp.* ......................           53,400             2,079,263
Xerox Corp. ........................          134,300             7,932,094
                                                             --------------
                                                                127,638,534
                                                             --------------
OFFICE EQUIPMENT SERVICES (5.9%)
Adobe Systems, Inc. ................           17,100             1,404,872
Automatic Data Processing, Inc......          122,900             5,407,600
Computer Associates
  International, Inc. ..............          109,925             6,045,875
Computer Sciences Corp.* ...........           31,400             2,172,488
Electronic Data Systems Corp. ......          100,900             5,707,156
First Data Corp. ...................           90,300             4,419,056
Gateway 2000, Inc.* ................           30,900             1,823,100
McKesson HBOC, Inc. ................           51,800             1,664,075
Microsoft Corp.* ...................        1,028,500            92,757,844
Novell, Inc.* ......................           64,900             1,719,850
Oracle Corp.* ......................          294,730            10,941,851
Paychex, Inc. ......................           48,600             1,549,125
Silicon Graphics, Inc.* ............           87,000             1,424,625
                                                             --------------
                                                                137,037,517
                                                             --------------
TELECOMMUNICATIONS (5.2%)
America Online, Inc.* ..............          209,500            23,149,750
Lucent Technologies, Inc. ..........          612,951            41,335,883
MCI WorldCom, Inc.* ................          375,100            32,352,375
Nextel Communications, Inc.
  (Class A)* .......................           56,500             2,835,594
Nortel Networks Corp. ..............          135,820            11,790,874
Sprint Corp. (PCS Group)* ..........           88,100             5,032,712
Tellabs, Inc.* .....................           77,800             5,256,362
                                                             --------------
                                                                121,753,550
                                                             --------------
 TOTAL TECHNOLOGY (22.6%) ..........                            530,343,882
                                                             --------------
DIVERSIFIED
MISCELLANEOUS (1.4%)
Corning, Inc. ......................           47,800             3,351,975
Honeywell, Inc. ....................           25,800             2,989,575
Minnesota Mining &
  Manufacturing Co. ................           82,900             7,207,119
Textron, Inc. ......................           31,400             2,584,613
Tyco International Ltd. ............          166,550            15,780,612
                                                             --------------
 TOTAL DIVERSIFIED (1.4%) ..........                             31,913,894
                                                             --------------
TOTAL COMMON STOCKS (97.3%)
  (Cost $1,559,506,653).............                          2,286,479,724
                                                             --------------
                                          PRINCIPAL
                                           AMOUNT
                                           ------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT & AGENCIES
Federal Home Loan Bank
  4.6%, due 07/01/99 ...............      $48,000,000            48,000,000
U.S. Treasury Bill
  4.32%, due 07/08/99** ............        3,700,000             3,697,318
                                                             --------------
 TOTAL U.S. GOVERNMENT &
   AGENCIES (2.2%) .................                             51,697,318
                                                             --------------

THE HUDSON RIVER TRUST
ALLIANCE EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 1999 (Unaudited)


                                                 VALUE
                                                (NOTE 1)
                                           -----------------
TOTAL SHORT-TERM DEBT SECURITIES (2.2%)
  (Amortized Cost $51,696,894)..........    $   51,697,318
                                            --------------
TOTAL INVESTMENTS (99.5%)
  (Cost/Amortized Cost
  $1,611,203,547).......................     2,338,177,042
OTHER ASSETS
  LESS LIABILITIES (0.5%) ..............        12,305,266
                                            --------------
NET ASSETS (100.0%) ....................    $2,350,482,308
                                            ==============

----------
Financial Futures Contracts outstanding at June 30, 1999:



                                 EXPIRATION        NUMBER          ORIGINAL         VALUE AT        UNREALIZED
DESCRIPTION                         DATE        OF CONTRACTS         VALUE           6/30/99       APPRECIATION
-----------------------------   ------------   --------------   --------------   --------------   -------------
Long S&P 500 Index* .........   9/99           172               $57,304,550      $59,413,100      $2,108,550

----------
*     Non-income producing.

**    Security segregated as collateral on financial futures contracts.
      Glossary:
      ADR--American Depository Receipt












                       See Notes to Financial Statements.

THE HUDSON RIVER TRUST
ALLIANCE COMMON STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1999 (Unaudited)




-----------------------------------------------------------------------------
                                            NUMBER                 VALUE
                                           OF SHARES             (NOTE 1)
-----------------------------------------------------------------------------
COMMON STOCKS:
BUSINESS SERVICES
PRINTING, PUBLISHING &
  BROADCASTING (10.0%)
AT&T Corp.--Liberty Media
  Group--A(a)* .......................   18,683,702           $   686,626,048
CBS Corp.(a)* ........................    5,260,000               228,481,250
Chris Craft Industries, Inc.
  (Class B)*+ ........................    1,229,799                57,954,292
Comcast Corp. (Class A) SPL(a)........    3,323,600               127,750,875
MediaOne Group, Inc.(a)* .............    1,565,000               116,396,875
News Corp. Ltd. (ADR)(a) .............    3,830,200               135,253,938
Reuters Group PLC (ADR) ..............    1,061,880                86,078,648
Time Warner, Inc. ....................      257,800                18,948,300
Viacom, Inc. (Class B)* ..............    1,081,600                47,590,400
                                                              ---------------
  TOTAL BUSINESS SERVICES (10.0%)                               1,505,080,626
                                                              ---------------
CAPITAL GOODS
AEROSPACE (2.3%)
General Motors Corp.
  (Class H)(a)* ......................      421,700                23,720,625
Loral Space &
  Communications(a)*+ ................   17,537,700               315,678,600
                                                              ---------------
                                                                  339,399,225
                                                              ---------------
ELECTRICAL EQUIPMENT (0.4%)
Koninklijke (Royal) Philips
  Electronics N.V.
  (New York Shares)(a) ...............      654,120                65,984,355
                                                              ---------------
  TOTAL CAPITAL GOODS (2.7%) .........                            405,383,580
                                                              ---------------
CONSUMER CYCLICALS
AIRLINES (1.7%)
AMR Corp.* ...........................      495,000                33,783,750
Continental Airlines, Inc.
  (Class B)* .........................      650,000                24,456,250
Delta Air Lines, Inc. ................    2,266,300               130,595,538
Northwest Airlines Corp.* ............      445,800                14,488,500
UAL Corp.* ...........................      850,000                55,250,000
                                                              ---------------
                                                                  258,574,038
                                                              ---------------
AUTO RELATED (0.5%)
AutoNation, Inc.* ....................    4,588,400                81,730,875
                                                              ---------------
FOOD SERVICES, LODGING (0.2%)
Starwood Hotels & Resorts ............      869,151                26,563,427
                                                              ---------------
HOUSEHOLD FURNITURE,
  APPLIANCES (0.2%)
Newell Rubbermaid, Inc.(a) ...........      500,000                23,250,000
                                                              ---------------
LEISURE RELATED (2.3%)
Carnival Corp. (Class A) .............    1,282,200                62,186,700
Cendant Corp.(a)* ....................   13,979,850               286,586,925
                                                              ---------------
                                                                  348,773,625
                                                              ---------------
RETAIL--GENERAL (3.9%)
Home Depot, Inc.(a) ..................    4,144,000               267,029,000
Limited, Inc.(a) .....................    2,489,475               112,959,928
Lowe's Cos., Inc. ....................      502,800                28,502,475
Office Depot, Inc.* ..................    1,497,500                33,038,594


-----------------------------------------------------------------------------
                                            NUMBER                 VALUE
                                           OF SHARES             (NOTE 1)
-----------------------------------------------------------------------------
Tandy Corp.(a) .......................    1,681,600           $    82,188,200
Wal-Mart Stores, Inc. ................    1,361,000                65,668,250
                                                              ---------------
                                                                  589,386,447
                                                              ---------------
  TOTAL CONSUMER CYCLICALS (8.8%)                               1,328,278,412
                                                              ---------------
CONSUMER NONCYCLICALS
BEVERAGES (0.3%)
Pepsi Bottling Group, Inc. ...........    1,801,400                41,544,787
                                                              ---------------
DRUGS (4.8%)
AstraZeneca Group PLC ................    1,218,035                47,605,355
Bristol-Myers Squibb Co. .............    4,064,000               286,258,000
Merck & Co., Inc. ....................    3,006,400               222,473,600
Pfizer, Inc.(a) ......................      600,000                65,850,000
Schering-Plough Corp. ................    1,791,000                94,923,000
                                                              ---------------
                                                                  717,109,955
                                                              ---------------
HOSPITAL SUPPLIES & SERVICES (0.9%)
Abbott Laboratories ..................    1,418,600                64,546,300
Columbia/HCA Healthcare
  Corp.(a) ...........................    1,975,000                45,054,688
LifePoint Hospitals, Inc.* ...........      103,944                 1,396,751
Medtronic, Inc. ......................      357,800                27,863,675
Triad Hospitals, Inc.* ...............      103,944                 1,403,247
                                                              ---------------
                                                                  140,264,661
                                                              ---------------
SOAPS & TOILETRIES (0.2%)
Gillette Co. .........................      600,000                24,600,000
                                                              ---------------
TOBACCO (2.1%)
Loews Corp. ..........................    1,993,500               157,735,687
Philip Morris Cos., Inc. .............    3,925,200               157,743,975
                                                              ---------------
                                                                  315,479,662
                                                              ---------------
  TOTAL CONSUMER NONCYCLICALS (8.3%)                            1,238,999,065
                                                              ---------------
CREDIT SENSITIVE
BANKS (11.8%)
Bank of America Corp. ................    6,452,700               473,063,569
Bank of Tokyo-Mitsubishi Ltd. ........    5,395,100                78,566,144
Bank One Corp. .......................    3,344,000               199,177,000
Chase Manhattan Corp. ................    4,504,836               390,231,418
Citigroup, Inc.(a) ...................   11,128,196               528,589,298
First Union Corp. ....................    1,680,000                78,960,000
Wells Fargo Co. ......................      700,000                29,925,000
                                                              ---------------
                                                                1,778,512,429
                                                              ---------------
FINANCIAL SERVICES (7.4%)
American Express Co. .................      637,400                82,941,675
Associates First Capital Corp.
  (Class A) ..........................    5,169,000               229,051,312
Fleet Financial Group, Inc. ..........      134,200                 5,955,125
Goldman Sachs Group, Inc.* ...........      240,300                17,361,675
Household International, Inc. ........    2,555,400               121,062,075
MBNA Corp. ...........................   14,626,187               447,926,977
Morgan Stanley Dean Witter &
  Co.(a) .............................    1,033,166               105,899,515
Newcourt Credit Group, Inc. ..........      169,200                 2,189,025
PMI Group, Inc.(a) ...................    1,492,200                93,728,813
                                                              ---------------
                                                                1,106,116,192
                                                              ---------------

THE HUDSON RIVER TRUST
ALLIANCE COMMON STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1999 (Unaudited)




-----------------------------------------------------------------------------
                                             NUMBER                 VALUE
                                           OF SHARES              (NOTE 1)
-----------------------------------------------------------------------------
INSURANCE (5.8%)
Ace Ltd. ............................         200,000         $     5,650,000
Allstate Corp. ......................         443,294              15,903,172
American International Group,
  Inc.(a) ...........................       5,117,712             599,092,161
Hartford Financial Services
  Group, Inc. .......................       1,042,200              60,773,288
Progressive Corp. ...................         449,900              65,235,500
Providian Financial Corp.(a) ........       1,225,000             114,537,500
UnumProvident Corp. .................          99,000               5,420,250
                                                              ---------------
                                                                  866,611,871
                                                              ---------------
REAL ESTATE (0.9%)
CBL & Associates Properties,
  Inc. ..............................         792,200              20,894,275
Macerich Co. ........................         682,500              17,915,625
Simon Property Group, Inc. ..........       1,418,000              35,981,750
Spieker Properties, Inc. ............       1,373,400              53,390,925
Summit Properties, Inc. .............         429,100               8,474,725
                                                              ---------------
                                                                  136,657,300
                                                              ---------------
UTILITY--TELEPHONE (3.2%)
AT&T Corp. ..........................       4,915,332             274,336,963
BellSouth Corp. .....................          21,648               1,014,750
Cable & Wireless PLC ................       1,485,000              18,939,355
Sprint Corp. (FON Group)(a) .........       3,440,400             181,696,125
Telecomunicacoes Brasileiras
  S.A. - Telebras (ADR)* ............         500,000                  31,250
                                                              ---------------
                                                                  476,018,443
                                                              ---------------
  TOTAL CREDIT SENSITIVE (29.1%).....                           4,363,916,235
                                                              ---------------
ENERGY
OIL--DOMESTIC (2.5%)
Atlantic Richfield Co. ..............       4,475,200             373,958,900
Union Pacific Resources Group,
  Inc. ..............................         405,154               6,609,075
                                                              ---------------
                                                                  380,567,975
                                                              ---------------
OIL--INTERNATIONAL (0.7%)
Royal Dutch Petroleum Co.
  (New York Shares) .................         600,000              36,150,000
Total Fina SA (ADR) .................       1,143,850              73,706,834
                                                              ---------------
                                                                  109,856,834
                                                              ---------------
OIL--SUPPLIES & CONSTRUCTION (0.2%)
Nabors Industries, Inc.* ............          40,300                 984,831
Transocean Offshore, Inc. ...........         915,800              24,039,750
                                                              ---------------
                                                                   25,024,581
                                                              ---------------
RAILROADS (0.2%)
Canadian Pacific Ltd. ...............         967,800              23,045,738
                                                              ---------------
  TOTAL ENERGY (3.6%) ...............                             538,495,128
                                                              ---------------
TECHNOLOGY
ELECTRONICS (7.5%)
Altera Corp.* .......................         575,000              21,167,188
Cisco Systems, Inc.* ................         309,500              19,962,750
Ingram Micro, Inc.
  (Class A)(a)*+ ....................       3,452,000              88,889,000
Intel Corp.(a) ......................       5,550,000             330,225,000
National Semiconductor
  Corp.(a)* .........................         210,000               5,315,625
Network Associates, Inc.(a)* ........       4,341,400              63,764,312
SCI Systems, Inc.(a)*+ ..............       6,287,500             298,656,250




-----------------------------------------------------------------------------
                                             NUMBER                 VALUE
                                           OF SHARES              (NOTE 1)
-----------------------------------------------------------------------------
Solectron Corp.(a)* .................       2,220,000         $   148,046,250
Sterling Commerce, Inc.* ............       3,228,582             117,843,243
Texas Instruments, Inc.(a) ..........         170,000              24,650,000
                                                              ---------------
                                                                1,118,519,618
                                                              ---------------
OFFICE EQUIPMENT (8.2%)
Ceridian Corp.*+ ....................       7,730,000             252,674,375
Compaq Computer Corp.(a) ............       2,505,000              59,337,187
International Business Machines
  Corp.(a) ..........................       6,900,000             891,825,000
Sterling Software, Inc.* ............       1,172,400              31,288,425
                                                              ---------------
                                                                1,235,124,987
                                                              ---------------
OFFICE EQUIPMENT SERVICES (2.5%)
First Data Corp. ....................       2,215,000             108,396,563
McKesson HBOC, Inc.(a) ..............       7,424,250             238,504,031
Oracle Corp.(a)* ....................         950,000              35,268,750
                                                              ---------------
                                                                  382,169,344
                                                              ---------------
TELECOMMUNICATIONS (13.0%)
ADC Telecommunications, Inc.*........       1,115,000              50,802,202
Global TeleSystems Group, Inc.*......         693,700              56,189,700
Globalstar Telecommunications
  Ltd.(a)* ..........................         300,000               6,956,250
Lucent Technologies, Inc. ...........          38,000               2,562,625
Mannesmann AG .......................       2,853,245             427,185,409
Mannesmann AG (ADR) .................       1,022,000             152,823,646
MCI WorldCom, Inc.(a)* ..............       6,926,815             597,437,794
Nextel Communications, Inc.
  (Class A)(a)* .....................       6,715,400             337,029,137
Nokia Oyj (A Shares)(a) .............       1,234,200             113,006,437
Orange PLC (ADR)* ...................       2,475,000             186,862,500
Vodafone AirTouch PLC (ADR)..........         122,300              24,093,100
                                                              ---------------
                                                                1,954,948,800
                                                              ---------------
  TOTAL TECHNOLOGY (31.2%) ..........                           4,690,762,749
                                                              ---------------
DIVERSIFIED
MISCELLANEOUS (3.6%)
Honeywell, Inc.(a) ..................       1,000,000             115,875,000
Tyco International Ltd.(a) ..........       4,513,336             427,638,587
                                                              ---------------
  TOTAL DIVERSIFIED (3.6%) ..........                             543,513,587
                                                              ---------------
TOTAL COMMON STOCKS (97.3%)
  (Cost $10,243,273,273).............                          14,614,429,382
                                                              ---------------
PREFERRED STOCKS:
CONSUMER CYCLICALS (0.1%)
AUTO RELATED
Republic Industries, Inc.
  6.5% Exch. Conv. ..................         445,400               8,017,200
                                                              ---------------
TOTAL PREFERRED STOCKS (0.1%)
  (Cost $10,964,872).................                               8,017,200
                                                              ---------------
                                             PRINCIPAL
                                              AMOUNT
                                              ------
LONG-TERM DEBT SECURITIES:
TECHNOLOGY
TELECOMMUNICATIONS (0.2%)
Global TeleSystems Group, Inc.
  5.75% Conv., 07/01/10 .............     $14,445,000              22,931,437

THE HUDSON RIVER TRUST
ALLIANCE COMMON STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1999 (Unaudited)


-------------------------------------------------------------------------
                                             PRINCIPAL           VALUE
                                              AMOUNT            (NOTE 1)
-------------------------------------------------------------------------
Nextel Communications, Inc.
  4.75% Conv., 07/01/07 ...............   $ 6,500,000      $    7,897,500
                                                           --------------
  TOTAL TECHNOLOGY (0.2%) .............                        30,828,937
                                                           --------------
TOTAL LONG-TERM DEBT SECURITIES (0.2%)
  (Amortized Cost $17,666,247).........                        30,828,937
                                                           --------------
SHORT-TERM DEBT SECURITIES:
BANKERS ACCEPTANCES
Chase Manhattan Corp.
  4.85%, due 07/12/99 .................    25,032,785          24,995,765
  5.1%, due 07/28/99 ..................    36,010,818          35,873,616
First Union Bank
  4.92%, due 07/26/99 .................    28,000,000          27,904,722
KeyCorp.
  4.9%, due 07/09/99 ..................     5,000,000           4,994,567
                                                           --------------
  TOTAL BANKERS ACCEPTANCES (0.6%)                             93,768,670
                                                           --------------
COMMERCIAL PAPER
Banco Santander SA
  10.42%, due 07/30/99 ................     8,279,000           8,244,387
Bell Atlantic Corp.
  10.44%, due 07/14/99 ................    24,000,000          23,954,846
Bell Atlantic Network Funding
  5.1%, due 07/21/99 ..................    24,340,000          24,271,171
BellSouth Corp.
  5.09%, due 07/29/99 .................     9,000,000           8,964,510
Cargill, Inc.
  5.7%, due 07/01/99 ..................     3,600,000           3,600,000
Exxon Financial Services
  10.46%, due 07/15/99 ................    11,000,000          10,977,670
Ford Motor Credit Co.
  5.75%, due 07/01/99 .................    45,000,000          45,000,000
Household Finance Corp.
  5.17%, due 07/30/99 .................    50,000,000          49,792,570
Koch Industries
  5.52%, due 07/01/99 .................    55,000,000          55,000,000
Morgan Stanley Group, Inc.
  5.75%, due 07/01/99 .................     2,900,000           2,900,000
Teachers Insurance and Annuity
  Association:
  4.83%, due 07/01/99 .................    27,000,000          27,000,000
  4.85%, due 07/12/99 .................     5,000,000           4,992,606
  5.0%, due 07/30/99 ..................    25,000,000          24,899,708
                                                           --------------
  TOTAL COMMERCIAL PAPER (1.9%)                               289,597,468
                                                           --------------
TIME DEPOSITS
Canadian Imperial Bank
  5.75%, due 07/01/99 .................    44,000,000          44,000,000
Societe Generale
  4.58%, due 07/01/99 .................   207,500,000         207,500,001
Westdeutsche Landesbank
  5.81%, due 07/01/99 .................    44,000,000          44,000,000
                                                           --------------
  TOTAL TIME DEPOSITS (2.0%) ..........                       295,500,001
                                                           --------------
U.S. GOVERNMENT AGENCIES (0.0%)
Federal Home Loan Bank
  4.47%, due 07/01/99 .................       400,000             400,000
                                                           --------------
TOTAL SHORT-TERM DEBT SECURITIES (4.5%)
  (Amortized Cost $679,266,139)                               679,266,139
                                                           --------------
TOTAL INVESTMENTS (102.1%)
  (Cost/Amortized Cost $10,951,170,531)                    15,332,541,658
                                                           --------------


-------------------------------------------------------------------------
                                             NUMBER OF            VALUE
                                           CONTRACTS (B)        (NOTE 1)
-------------------------------------------------------------------------
CALL OPTIONS WRITTEN*(c):
American International Group,
  Inc.:
  July @ $110.625......................         1,000    $      (859,000)
  July @ $113.78.......................         3,000         (1,659,030)
AT&T Corp.--Liberty Media
  Group--A:
  August @ $54.3656....................         5,000         (1,850,000)
  August @ $70.39......................         6,000         (1,890,000)
CBS Corp.:
  July @ $40.375.......................         2,500           (965,278)
  July @ $42.25........................         2,500           (657,325)
  August @ $42.125.....................         2,000           (734,000)
  August @ $42.50......................         3,000           (788,220)
  August @ $43.00......................         2,500           (596,825)
  August @ $43.25......................         3,000           (671,580)
Cendant Corp.:
  August @ $18.00......................         2,500           (770,000)
  August @ $19.00......................         2,000           (518,000)
  August @ $19.4375....................         2,000           (484,000)
  August @ $19.6875....................         2,500           (542,500)
Citigroup, Inc.:
  July @ $40.3125......................         3,000         (2,244,000)
  July @ $64.75........................         4,000         (1,867,880)
Columbia/HCA Healthcare
  Corp.:
  July @ $24.625.......................         3,000           (195,000)
  July @ $25.00........................         3,000           (117,000)
  July @ $25.11........................         1,000            (19,540)
  July @ $25.125.......................         1,500            (28,935)
  August @ $22.375.....................         2,000           (416,000)
Comcast Corp.:
  July @ $37.90........................         2,000           (447,780)
  August @ $33.4375....................         2,000         (1,132,000)
  August @ $36.625.....................         2,000           (742,500)
  August @ $36.875.....................         2,500           (772,472)
  August @ $37.4977....................         2,000           (692,000)
  August @ $38.50......................         2,500           (652,002)
Compaq Computer Corp.:
  July @ $24.00........................         2,000           (184,000)
  July @ $25.00........................         3,000           (192,000)
  July @ $25.50........................         2,000           (100,000)
  August @ $21.50......................         1,500           (439,965)
  August @ $22.0706....................         2,000           (560,000)
  August @ $23.1377....................         2,500           (547,500)
  August @ $23.25......................         2,000           (398,834)
General Motors Corp.
  August @ $52.50......................         2,000         (1,038,000)
Globalstar Telecommunications
  Ltd.
  August @ $21.125.....................         3,000         (1,067,700)
Home Depot, Inc.:
  July @ $55.75........................         3,000         (2,713,440)
  July @ $56.50........................         2,000         (1,636,320)
  August @ $56.00......................         1,500         (1,368,735)
Honeywell, Inc.:
  August @ $113.375....................         3,000         (2,082,000)
  August @ $113.75.....................         1,500         (1,122,000)
  August @ $114.00.....................         3,000         (2,244,000)
  August @ $116.625....................         2,500         (1,507,500)

THE HUDSON RIVER TRUST
ALLIANCE COMMON STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1999 (Unaudited)




--------------------------------------------------------------------
                                     NUMBER OF              VALUE
                                   CONTRACTS (b)          (NOTE 1)
--------------------------------------------------------------------
International Business Machines
  Corp.:
  July @ $228.8055.............       6,000         $    (9,480,000)
  July @ $237.50...............       4,000              (4,716,000)
Ingram Micro, Inc. (Class A):
  August @ $26.625.............       2,500                (453,155)
  August @ $28.0625............       3,000                (585,000)
Intel Corp.:
  July @ $52.00................       2,500              (2,067,500)
  July @ $55.875...............       2,500              (1,247,500)
  July @ $61.0975..............       3,000                (360,888)
  July @ $61.0975..............       4,000                (628,684)
  July @ $61.250...............       6,000                (720,000)
  July @ $61.3125..............       2,500                (432,500)
  August @ $50.625.............       2,500              (2,422,500)
  August @ $55.5625............       2,000              (1,194,258)
Koninklijke (Royal) Philips
  Electronics N.V.:
  July @ $85.6875..............       1,500              (1,468,500)
  August @ $92.25..............       1,000              (1,054,000)
  August @ $97.4375............       1,500              (1,219,500)
Limited, Inc.:
  July @ $48.39................       1,500                (187,500)
  August @ $44.625.............       2,000                (713,500)
  August @ $44.75..............       2,500                (833,875)
Loral Space & Communications:
  July @ $16.25................       3,000                (744,000)
  July @ $16.75................       2,000                (355,300)
  July @ $17.00................       1,500                (232,500)
  July @ $17.00................       1,500                (222,000)
  July @ $18.50................       3,000                (156,000)
  July @ $19.00................       2,500                (130,525)
  July @ $19.25................       2,000                 (64,460)
  July @ $20.50................       2,500                 (56,575)
  August @ $16.625.............       3,000                (666,000)
  August @ $17.00..............       3,000                (618,480)
  August @ $17.25..............       2,500                (462,475)
  August @ $17.375.............       2,000                (348,686)
  August @ $17.375.............       2,000                (398,200)
  August @ $17.4375............       2,000                (385,090)
  August @ $17.9939............       2,500                (445,000)
MCI WorldCom, Inc.:
  July @ $83.41................       2,000              (1,084,000)
  July @ $84.875...............       2,500              (1,165,000)
  July @ $85.6178..............       2,000                (778,520)
  August @ $89.75..............       2,500                (893,850)
  August @ $93.377.............       2,000                (538,000)
McKesson HBOC, Inc.:
  July @ $37.50................       2,500                 (22,500)
  July @ $38.625...............       2,000                 (30,000)
  August @ $36.125.............       2,500                (186,225)
MediaOne Group, Inc.:
  July @ $36.25................       2,000                (702,000)
  July @ $73.5625..............       1,000                (213,000)
  August @ $71.875.............       3,500              (1,533,000)
  August @ $73.625.............       1,500                (451,500)
Morgan Stanley Dean Witter & Co.:
  August @ $85.875.............       3,000              (5,340,000)
  August @ $93.25..............       1,000              (1,316,000)


--------------------------------------------------------------------
                                     NUMBER OF              VALUE
                                   CONTRACTS (b)          (NOTE 1)
--------------------------------------------------------------------
National Semiconductor Corp.:
  July @ $18.50................       1,000         $      (700,830)
  July @ $21.9375..............       1,000                (393,500)
Network Associates, Inc.:
  July @ $12.77................       1,650                (358,809)
  July @ $12.91................         850                (174,394)
  July @ $14.125...............       3,000                (435,000)
  July @ $15.375...............       3,000                (238,425)
  August @ $13.0625............       3,000                (783,810)
  August @ $13.125.............       2,000                (452,980)
  August @ $14.9375............       2,500                (407,500)
Newell Rubbermaid, Inc.:
  August @ $44.00..............       3,000              (1,119,000)
  August @ $46.25..............       2,000                (514,000)
News Corp. Ltd.:
  July @ $34.50................         300                 (44,349)
  August @ $34.4375............       3,000                (768,330)
  August @ $34.875.............       3,000                (795,000)
  August @ $35.2778............       3,000                (628,110)
Nextel Communications, Inc.:
  July @ $34.75................       2,000              (3,109,060)
  July @ $35.30................       3,000              (4,527,000)
  July @ $35.625...............       2,000              (2,918,720)
  July @ $35.75................       3,000              (4,349,970)
  July @ $35.75................       4,000              (5,787,480)
  July @ $36.25................       2,500              (3,530,000)
  July @ $36.25................       3,000              (4,234,002)
  July @ $39.5583..............       2,500              (2,660,250)
  August @ $35.875.............       2,500              (3,680,000)
  August @ $36.3125............       2,500              (3,522,728)
  August @ $36.867.............       3,000              (4,065,000)
  August @ $38.00..............       2,000              (2,552,000)
  August @ $45.00..............       1,500              (1,051,290)
  August @ $45.625.............       2,000              (1,260,000)
Nokia Oyj
  August @ $81.25..............       3,000              (3,711,000)
Oracle Corp.:
  August @ $32.2927............       3,000              (1,833,150)
  August @ $34.625.............       3,500              (1,507,905)
  August @ $36.375.............       3,000              (1,098,969)
Pfizer, Inc.:
  August @ $95.3794............       2,000              (3,136,000)
  August @ $100.25.............       4,000              (5,088,440)
PMI Group, Inc.:
  August @ $58.25..............       2,000              (1,369,620)
  August @ $60.25..............       1,500                (879,570)
Providian Financial Corp.:
  August @ $77.7129............       1,800              (3,176,784)
  August @ $77.7292............       1,500              (2,580,150)
  August @ $78.2369............         700              (1,205,113)
  August @ $87.125.............       3,000              (3,564,000)
  August @ $87.875.............       3,000              (2,690,310)
SCI Systems, Inc.:
  July @ $38.50................       2,500              (2,432,500)
  July @ $38.875...............       3,000              (2,607,450)
  August @ $46.125.............       2,000                (890,120)
  August @ $46.75..............       2,000                (864,000)
  August @ $48.375.............       2,500                (825,275)

THE HUDSON RIVER TRUST
ALLIANCE COMMON STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 1999 (Unaudited)


------------------------------------------------------------------------
                                        NUMBER OF            VALUE
                                      CONTRACTS (b)        (NOTE 1)
------------------------------------------------------------------------
Solectron Corp.:
  July @ $52.993....................      8,000       $     (11,176,000)
  July @ $54.00.....................      3,000              (3,914,130)
  July @ $56.6528...................      2,000              (2,012,000)
  August @ $56.625..................      2,500              (2,724,600)
  August @ $60.0166.................      1,000                (926,000)
  August @ $64.0625.................      1,000                (647,000)
Sprint Corp. (FON Group):
  July @ $107.00....................      4,000                (604,000)
  July @ $108.00....................      1,950                 (21,216)
  July @ $108.1222..................      1,250                 (12,387)
  July @ $108.3125..................      1,800                 (15,372)
  July @ $108.725...................      4,000                (464,000)
  July @ $109.00....................      5,000                (195,000)
  July @ $110.875...................      5,000                (402,800)
Tandy Corp.:
  August @ $84.375..................      2,500              (1,855,958)
  August @ $86.00...................      2,500              (1,688,068)
Texas Instruments, Inc.
  July @ $105.08....................      1,700              (6,852,496)
Tyco International Ltd.:
  July @ $87.1875...................      1,500              (1,315,677)
  July @ $87.9375...................      2,000              (1,444,060)
  July @ $90.375....................      1,500                (802,500)
  August @ $87.50...................      3,000              (2,795,400)
  August @ $88.875..................      2,000              (1,714,000)
  August @ $89.9375.................      3,000              (2,254,953)
  August @ $93.75...................      1,000                (562,000)
  August @ $99.75...................      2,500              (1,556,975)
                                                      -----------------
TOTAL CALL OPTIONS WRITTEN (-1.5%)
  (Premiums Received $147,756,325)                         (229,317,092)
                                                      -----------------
OTHER ASSETS
  LESS LIABILITIES (-0.6%) .........                        (87,992,863)
                                                      -----------------
NET ASSETS (100.0%) ................                  $  15,015,231,703
                                                      =================




----------
*     Non-income producing.

+ Affiliated company as defined under the Investment Company Act of 1940 (See Note 6).

(a) Fully or partially pledged as collateral on outstanding written call options.

(b)   One contract relates to 100 shares.

(c) Covered call option contracts written in connection with securities held.

      Glossary:
      ADR--American Depository Receipt



                       See Notes to Financial Statements.

THE HUDSON RIVER TRUST
ALLIANCE GLOBAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1999 (Unaudited)




------------------------------------------------------------------------
                                         NUMBER                VALUE
                                        OF SHARES             (NOTE 1)
------------------------------------------------------------------------
COMMON STOCKS:
CAPITAL GOODS
ELECTRICAL EQUIPMENT (0.9%)
Misys PLC .........................       729,473            $ 6,248,385
Schneider SA ......................       165,000              9,276,650
                                                             -----------
                                                              15,525,035
                                                             -----------
ENGINEERING & CONSTRUCTION (0.9%)
ABB Ltd.* .........................        50,400              4,758,394
Daito Trust Construction Co. Ltd.         846,600              9,455,696
                                                             -----------
                                                              14,214,090
                                                             -----------
MACHINERY (0.8%)
Mannesmann AG .....................        93,000             13,923,881
                                                             -----------
MISCELLANEOUS (1.1%)
United Technologies Corp. .........       240,000             17,205,000
                                                             -----------
  TOTAL CAPITAL GOODS (3.7%) ......                           60,868,006
                                                             -----------
CONSUMER MANUFACTURING
APPLIANCES (0.3%)
Sony Corp. ........................        48,100              5,193,224
                                                             -----------
AUTO & RELATED (1.3%)
Autoliv, Inc. .....................        22,800                697,272
Bridgestone Corp. .................       306,000              9,265,823
DaimlerChrysler AG ................        72,000              6,296,878
Honda Motor Co. Ltd. ..............        93,000              3,947,133
                                                             -----------
                                                              20,207,106
                                                             -----------
BUILDING & RELATED (0.2%)
CRH PLC ...........................       187,000              3,315,130
                                                             -----------
  TOTAL CONSUMER MANUFACTURING (1.8%)                         28,715,460
                                                             -----------
CONSUMER SERVICES
AIRLINES (0.4%)
British Airways PLC ...............     1,056,000              7,292,035
                                                             -----------
BROADCASTING & CABLE (5.4%)
AT&T Corp.--Liberty Media
  Group--A* .......................     1,573,388             57,822,009
CBS Corp.* ........................       426,000             18,504,375
TVI Televisao Independente SA*.....         1,175                      0
United Pan-Europe
  Communications NV* ..............       217,000             11,785,685
                                                             -----------
                                                              88,112,069
                                                             -----------
ENTERTAINMENT & LEISURE (3.6%)
Carnival Corp. (Class A) ..........       360,000             17,460,000
Fuji Photo Film Co. ...............       206,000              7,805,742
Harley-Davidson, Inc. .............       442,400             24,055,500
Time Warner, Inc. .................       117,000              8,599,500
                                                             -----------
                                                              57,920,742
                                                             -----------
MISCELLANEOUS (1.5%)
Orange PLC* .......................       787,350             11,550,731
Vodafone AirTouch PLC .............       631,000             12,442,226
                                                             -----------
                                                              23,992,957
                                                             -----------
PRINTING & PUBLISHING (1.9%)
United News & Media PLC ...........     1,400,000             13,471,519
Wolters Kluwer N.V. ...............       420,000             16,739,633
                                                             -----------
                                                              30,211,152
                                                             -----------
RETAIL--GENERAL MERCHANDISE (3.6%)
Castorama Dubois ..................         5,580              1,325,169
Dixons Group PLC ..................       250,000              4,673,229
Home Depot, Inc. ..................       491,200             31,651,700


------------------------------------------------------------------------
                                        NUMBER                VALUE
                                       OF SHARES             (NOTE 1)
------------------------------------------------------------------------
Next PLC ..........................       484,700            $ 5,891,208
Wal-Mart Stores, Inc. .............       300,000             14,475,000
                                                             -----------
                                                              58,016,306
                                                             -----------
  TOTAL CONSUMER SERVICES (16.4%)
                                                             265,545,261
                                                             -----------
CONSUMER STAPLES
BEVERAGES (0.9%)
Coca-Cola Amatil Ltd. .............     1,135,000              4,557,124
Diageo PLC ........................       994,700             10,395,292
                                                             -----------
                                                              14,952,416
                                                             -----------
COSMETICS (2.0%)
Avon Products, Inc. ...............       295,000             16,372,500
Gillette Co. ......................       267,400             10,963,400
Shiseido Co. Ltd. .................       300,000              4,502,358
                                                             -----------
                                                              31,838,258
                                                             -----------
HOUSEHOLD PRODUCTS (0.8%)
Kao Corp. .........................       431,000             12,123,769
                                                             -----------
RETAIL--FOOD & DRUG (2.1%)
Koninklijke Ahold NV ..............       540,000             18,622,997
Kroger Co.* .......................       570,000             15,924,375
                                                             -----------
                                                              34,547,372
                                                             -----------
TOBACCO (3.7%)
Japan Tobacco, Inc. ...............         1,017             11,274,758
Philip Morris Cos., Inc. ..........       480,400             19,306,075
Seita .............................       275,000             15,901,206
Tabacalera SA--A ..................       672,100             13,601,892
                                                             -----------
                                                              60,083,931
                                                             -----------
  TOTAL CONSUMER STAPLES (9.5%)                              153,545,746
                                                             -----------
ENERGY
DOMESTIC INTEGRATED (0.9%)
Total Fina SA--B ..................       114,950             14,848,262
                                                             -----------
INTERNATIONAL (0.2%)
ENI Spa ...........................       480,000              2,869,651
                                                             -----------
OIL SERVICE (1.7%)
Halliburton Co. ...................       378,900             17,145,225
Noble Drilling Corp.* .............       297,000              5,847,188
Repsol SA .........................       275,000              5,622,212
                                                             -----------
                                                              28,614,625
                                                             -----------
  TOTAL ENERGY (2.8%) .............                           46,332,538
                                                             -----------
FINANCE
BANKING--MONEY CENTER (5.0%)
Banco Bilbao Vizcaya SA ...........       464,000              6,712,209
Bank of Tokyo-Mitsubishi Ltd. .....     1,209,000             17,234,276
Chase Manhattan Corp. .............       333,976             28,930,671
Development Bank of Singapore
  Ltd. ............................       131,000              1,600,611
National Australia Bank Ltd. ......       380,000              6,264,301
Standard Chartered PLC ............       824,900             13,480,927
UBS AG--Registered ................        24,400              7,296,256
                                                             -----------
                                                              81,519,251
                                                             -----------
BANKING--REGIONAL (4.8%)
Bank of America Corp. .............       347,100             25,446,769
Bank of Scotland ..................     1,285,000             17,027,116
ForeningsSparbanken AB ............       643,800              9,122,210
Royal Bank of Scotland Group
  PLC .............................       857,000             17,466,345
Unicredito Italiano Spa ...........     1,900,000              8,357,426
                                                             -----------
                                                              77,419,866
                                                             -----------

THE HUDSON RIVER TRUST
ALLIANCE GLOBAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1999 (Unaudited)




----------------------------------------------------------------------------
                                                  NUMBER        VALUE
                                                 OF SHARES     (NOTE 1)
----------------------------------------------------------------------------
BROKERAGE & MONEY MANAGEMENT (2.0%)
CMIC Finance & Securities
  Public Co. Ltd.* ..........................     724,700      $           0
Daiwa Securities Group, Inc. ................   1,750,000         11,582,692
Morgan Stanley Dean Witter
  & Co. .....................................     200,300         20,530,750
                                                               -------------
                                                                  32,113,442
                                                               -------------
INSURANCE (6.6%)
American International Group,
  Inc. ......................................     279,247         32,689,352
Citigroup, Inc. .............................     824,548         39,166,030
ING Groep N.V. ..............................     363,000         19,677,743
Zurich Allied AG ............................      26,500         15,096,990
                                                               -------------
                                                                 106,630,115
                                                               -------------
MISCELLANEOUS (4.0%)
Associates First Capital Corp.
  (Class A) .................................     438,000         19,408,875
MBNA Corp. ..................................     837,150         25,637,719
Societe Generale (Class A) ..................     113,500         20,028,446
                                                               -------------
                                                                  65,075,040
                                                               -------------
REAL ESTATE (0.5%)
Cheung Kong Holdings Ltd. ...................     472,000          4,197,827
Mandamus AB .................................         485              2,577
Sun Hung Kai Properties Ltd. ................     481,000          4,386,367
                                                               -------------
                                                                   8,586,771
                                                               -------------
  TOTAL FINANCE (22.9%) .....................                    371,344,485
                                                               -------------
HEALTHCARE
DRUGS (7.8%)
AstraZeneca Group PLC .......................     121,080          4,687,116
Bristol-Myers Squibb Co. ....................     428,000         30,147,250
Novartis AG .................................       5,858          8,569,736
Novartis AG (ADR) ...........................      20,000          1,460,192
Pfizer, Inc. ................................     129,000         14,157,750
Sanofi--Synthelabo SA* ......................     374,000         15,890,984
Santen Pharmaceutical Co. Ltd. ..............     530,000         10,216,762
Schering-Plough Corp. .......................     309,000         16,377,000
Takeda Chemical Industries ..................     212,000          9,839,662
Yamanouchi Pharmaceutical Co.
  Ltd. ......................................     381,000         14,594,440
                                                               -------------
                                                                 125,940,892
                                                               -------------
MEDICAL PRODUCTS (0.4%)
Medtronic, Inc. .............................      91,000          7,086,625
                                                               -------------
MEDICAL SERVICES (0.0%)
McKesson HBOC, Inc. .........................      25,500            819,188
                                                               -------------
  TOTAL HEALTHCARE (8.2%) ...................                    133,846,705
                                                               -------------
MULTI INDUSTRY COMPANIES
Citic Pacific Ltd. ..........................     427,000          1,362,186
Tyco International Ltd. .....................     264,984         25,107,234
U.S. Industries, Inc. .......................     345,000          5,865,000
                                                               -------------
  TOTAL MULTI INDUSTRY COMPANIES (2.0%)                           32,334,420
                                                               -------------
TECHNOLOGY
COMMUNICATION EQUIPMENT (3.4%)
Nokia Oyj ...................................     520,000         45,638,526
NTT Mobile Communications
  Network, Inc.--NE* ........................         772         10,346,985
                                                               -------------
                                                                  55,985,511
                                                               -------------



----------------------------------------------------------------------------
                                                   NUMBER        VALUE
                                                  OF SHARES     (NOTE 1)
----------------------------------------------------------------------------
COMPUTER HARDWARE (3.1%)
Dell Computer Corp.* ........................     608,000      $  22,496,000
International Business Machines
  Corp. .....................................     212,000         27,401,000
                                                               -------------
                                                                  49,897,000
                                                               -------------
COMPUTER SOFTWARE (2.8%)
Cap Gemini SA ...............................      67,000         10,543,119
Microsoft Corp.* ............................     380,000         34,271,250
                                                               -------------
                                                                  44,814,369
                                                               -------------
MISCELLANEOUS (6.5%)
Canon, Inc. .................................     152,000          4,376,272
Equant N.V.* ................................     100,000          9,412,500
Hoya Corp. ..................................     110,000          6,215,769
Korea Telecom Corp. (ADR)* ..................     111,701          4,468,040
Sanmina Corp.* ..............................     256,000         19,424,000
Solectron Corp.* ............................     676,400         45,107,425
TDK Corp. ...................................      72,000          6,594,192
Tokyo Electron Ltd. .........................     137,000          9,305,618
                                                               -------------
                                                                 104,903,816
                                                               -------------
NETWORKING SOFTWARE (4.1%)
America Online, Inc.* .......................     154,000         17,017,000
Cisco Systems, Inc.* ........................     760,850         49,074,825
                                                               -------------
                                                                  66,091,825
                                                               -------------
SEMICONDUCTOR COMPONENTS (1.7%)
Altera Corp.* ...............................     460,000         16,933,750
Intel Corp. .................................     188,000         11,186,000
                                                               -------------
                                                                  28,119,750
                                                               -------------
  TOTAL TECHNOLOGY (21.6%) ..................                    349,812,271
                                                               -------------
UTILITIES
MISCELLANEOUS (2.5%)
MCI WorldCom, Inc.* .........................     480,097         41,408,366
                                                               -------------
TELEPHONE UTILITY (1.4%)
Hellenic Telecommunication
  Organization SA ...........................       5,838            125,295
NTT Mobile Communications
  Network, Inc. .............................         193          2,618,681
SK Telecom Co. Ltd. (ADR) ...................     188,000          3,120,800
Telecomunicacoes Brasileiras
  S.A.--Telebras (ADR)* .....................      29,700              1,856
Telecomunicacoes Brasileiras
  S.A.--Telebras (ADR) ......................      29,700          2,678,569
Telefonica SA* ..............................     214,180         10,329,948
Telstra Corp. Ltd. ..........................     540,000          3,082,550
                                                               -------------
                                                                  21,957,699
                                                               -------------
  TOTAL UTILITIES (3.9%) ....................                     63,366,065
                                                               -------------
TOTAL COMMON STOCKS (92.8%)
  (Cost $1,084,321,784) .....................                  1,505,710,957
                                                               -------------
PREFERRED STOCKS:
CONSUMER SERVICES (0.2%)
RETAIL--GENERAL MERCHANDISE
Hornbach Holding AG .........................      63,249          2,710,261
                                                               -------------
CONSUMER STAPLES (0.4%)
COSMETICS
Wella AG ....................................       9,130          6,504,729
                                                               -------------
TOTAL PREFERRED STOCKS (0.6%)
  (Cost $13,357,143).........................                      9,214,990
                                                               -------------

THE HUDSON RIVER TRUST
ALLIANCE GLOBAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 1999 (Unaudited)


---------------------------------------------------------------------
                                          PRINCIPAL         VALUE
                                            AMOUNT        (NOTE 1)
---------------------------------------------------------------------
LONG-TERM DEBT SECURITIES:
FINANCE (0.0%)
BANKING--REGIONAL
Grupo Financiero Banorte
  Zero Coupon, 12/05/02 ...............  $   165,700   $       17,585
                                                       --------------
TOTAL LONG-TERM DEBT SECURITIES (0.0%)
 (Amortized Cost $20,239)..............                        17,585
                                                       --------------
SHORT-TERM DEBT SECURITIES:
TIME DEPOSIT (4.5%)
Chase Nassau
  4.62%, due 07/01/99 .................   72,147,783       72,147,783
                                                       --------------
TOTAL SHORT-TERM DEBT SECURITIES (4.5%)
  (Amortized Cost $72,147,783)                             72,147,783
                                                       --------------
TOTAL INVESTMENTS (97.9%)
  (Cost/Amortized Cost $1,169,846,949)                  1,587,091,315
OTHER ASSETS
  LESS LIABILITIES (2.1%) .............                    34,752,507
                                                       --------------
NET ASSETS (100.0%) ...................                $1,621,843,822
                                                       ==============


DISTRIBUTION OF INVESTMENTS BY GLOBAL
REGION
As a Percentage of Total Investments
France .........................     5.5%
Germany ........................     1.9
Japan ..........................    10.5
Latin America ..................     1.3
Netherlands ....................     4.8
New Zealand & Australia ........     0.9
Scandinavia ....................     3.5
Southeast Asia .................     1.2
Spain ..........................     2.3
Switzerland ....................     2.3
United Kingdom .................     9.6
United States** ................    55.5
Other European Countries .......     0.7
                                   -----
                                   100.0%
                                   =====


----------
*     Non-income producing.

**    Includes Short-Term Debt Securities of 4.5%.

      Glossary:
      ADR--American Depository Receipt








                       See Notes to Financial Statements.

THE HUDSON RIVER TRUST
ALLIANCE INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1999 (Unaudited)




------------------------------------------------------------------------
                                        NUMBER                 VALUE
                                       OF SHARES             (NOTE 1)
------------------------------------------------------------------------
COMMON STOCKS AND
  OTHER INVESTMENTS:
AUSTRALIA
Broken Hill Proprietary Co. Ltd.        30,000                $  346,185
Coca-Cola Amatil Ltd ...............   380,000                 1,525,733
QCT Resources Ltd. .................   185,000                   107,350
Telstra Corp. Ltd. .................   184,000                 1,050,351
Woodside Petroleum Ltd. ............     1,100                     7,420
                                                              ----------
  TOTAL AUSTRALIA (1.2%) ...........                           3,037,039
                                                              ----------
AUSTRIA (0.1%)
OMV AG .............................     3,000                   267,915
                                                              ----------
BELGIUM
Mobistar SA* .......................     8,000                   396,498
Virgin Express Holdings PLC
  (ADR)* ...........................    50,000                   456,250
                                                              ----------
  TOTAL BELGIUM (0.3%) .............                             852,748
                                                              ----------
DENMARK (0.3%)
Coloplast A/S B ....................     7,000                   719,325
                                                              ----------
FINLAND
Fortum Oyj .........................    52,301                   253,275
Nokia Oyj ..........................   166,000                14,569,222
Sampo Insurance Co. (A Shares)          25,000                   725,363
                                                              ----------
  TOTAL FINLAND (6.1%) .............                          15,547,860
                                                              ----------
FRANCE
Banque Nationale de Paris ..........       700                    58,401
Cap Gemini SA ......................    23,000                 3,619,280
Compagnie de St. Gobain ............       250                    39,882
Essilor International ..............     4,000                 1,251,859
PSA Peugeot Citroen ................       200                    31,596
Sanofi-Synthelabo SA* ..............   124,000                 5,268,668
Schneider SA .......................    11,000                   618,443
Seita ..............................    69,000                 3,989,757
Societe Generale (Class A) .........    37,000                 6,529,097
Suez Lyonnaise des Eaux ............     4,000                   722,369
Total Fina SA--B ...................    15,480                 1,999,575
                                                              ----------
  TOTAL FRANCE (9.4%) ..............                          24,128,927
                                                              ----------
GERMANY
Allianz AG .........................     1,500                   419,730
Apcoa Parking AG+ ..................       800                    61,953
B.U.S. Berzelius Umwelt-Service
  AG ...............................    25,200                   307,038
DaimlerChrysler AG .................    24,000                 2,098,959
Deutsche Bank AG ...................     3,000                   183,070
Mannesmann AG ......................    36,000                 5,389,889
                                                              ----------
  TOTAL GERMANY (3.3%) .............                           8,460,639
                                                              ----------
GREECE (0.1%)
Hellenic Telecommunication
  Organization SA ..................    17,138                   367,822
                                                              ----------
HONG KONG
Cheung Kong Holdings Ltd. ..........    50,000                   444,685
Citic Pacific Ltd. .................   154,000                   491,281
Guangdong Kelon Electrical
  Holdings Co. Ltd. ................   800,000                   933,194
HSBC Holdings PLC (H.K.$) ..........     9,200                   335,589
JCG Holdings Ltd. ..................   250,000                   119,227
                                                              ----------
  TOTAL HONG KONG (0.9%) ...........                           2,323,976
                                                              ----------




------------------------------------------------------------------------
                                         NUMBER                 VALUE
                                       OF SHARES              (NOTE 1)
------------------------------------------------------------------------
INDIA
Videsh Sanchar Nigam Ltd.
  (GDR)*+ ..........................     1,000                $   12,810
Videsh Sanchar Nigam Ltd.
  (GDR) ............................    44,000                   563,750
                                                              ----------
  TOTAL INDIA (0.2%) ...............                             576,560
                                                              ----------
IRELAND
Bank of Ireland ....................    75,000                 1,262,287
Irish Life & Permanent PLC .........   121,700                 1,288,024
                                                              ----------
  TOTAL IRELAND (1.0%) .............                           2,550,311
                                                              ----------
ISRAEL (0.1%)
Home Centers Ltd. ..................    21,560                   198,756
                                                              ----------
ITALY
Banca Commerciale Italiana .........    10,000                    73,104
ENI Spa ............................   320,000                 1,913,101
Finmeccanica Spa* ..................   408,000                   376,202
Industrie Natuzzi Spa (ADR) ........    20,000                   388,750
Telecom Italia Spa .................   130,800                   710,400
Unicredito Italiano Spa ............   583,400                 2,566,169
Unione Immobiliare Spa .............    22,500                     9,990
                                                              ----------
  TOTAL ITALY (2.4%) ...............                           6,037,716
                                                              ----------
JAPAN
Aiful Corp. ........................    30,080                 3,688,141
Bank of Tokyo-Mitsubishi Ltd. ......   378,000                 5,388,384
Bridgestone Corp. ..................    90,000                 2,725,242
Canon, Inc. ........................    14,000                   403,078
Daito Trust Construction Co.
  Ltd. .............................   181,100                 2,022,710
Daiwa Securities Group Inc. ........   580,000                 3,838,835
Data Communication System Co.               20                       794
Fuji Photo Film Co. ................    42,000                 1,591,462
Honda Motor Co. Ltd. ...............    26,000                 1,103,500
Hoya Corp. .........................    35,000                 1,977,745
Japan Tobacco, Inc. ................       290                 3,215,025
Kao Corp. ..........................   135,000                 3,797,468
NTT Mobile Communications
  Network, Inc. ....................        62                   841,235
NTT Mobile Communications
  Network, Inc.--NE* ...............       248                 3,323,902
Santen Pharmaceutical Co. Ltd. .....   106,000                 2,043,352
Seven-Eleven Japan Co. Ltd. ........       600                    58,873
Sony Corp. .........................    12,600                 1,360,387
Takeda Chemical Industries .........    62,000                 2,877,637
TDK Corp. ..........................    24,000                 2,198,064
Tokyo Electron Ltd. ................    43,000                 2,920,741
Yamanouchi Pharmaceutical Co.
  Ltd. .............................   130,000                 4,979,730
                                                              ----------
  TOTAL JAPAN (19.7%) ..............                          50,356,305
                                                              ----------
KOREA (0.6%)
Korea Telecom Corp. (ADR)* .........    34,726                 1,389,040
                                                              ----------
MALAYSIA**
Guinness Anchor BHD ................    30,000                    29,716
Kumpulan Guthrie BHD ...............    26,000                    15,526
Lingkaran Trans Kota Holdings
  BHD* .............................   130,000                   147,867
Malayan Banking BHD ................    48,000                   129,668
Metacorp BHD .......................    90,000                    68,246
Pernas International Hotels
  Holdings BHD .....................   280,000                   104,834

THE HUDSON RIVER TRUST
ALLIANCE INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1999 (Unaudited)




---------------------------------------------------------------------------
                                            NUMBER                  VALUE
                                          OF SHARES               (NOTE 1)
---------------------------------------------------------------------------
Resorts World BHD .....................    20,000                $   42,417
RJ Reynolds BHD .......................    60,000                    63,128
Sime Darby BHD ........................   134,000                   158,133
Star Publications BHD .................    25,000                    53,317
Talam Corp. BHD .......................   200,000                    81,517
Tanjong PLC ...........................   100,000                   223,934
UMW Holdings BHD ......................   150,000                   303,910
                                                                 ----------
  TOTAL MALAYSIA (0.6%) ...............                           1,422,213
                                                                 ----------
MEXICO
Elamex S.A. de C.V.* ..................    10,000                    33,750
Grupo Electra S.A. de C.V. ............   500,000                   297,145
Grupo Industrial Saltillo SA (B
  Shares) .............................   236,000                   831,498
Kimberly-Clark de Mexico S.A.
  de C.V. .............................    30,000                   612,054
Sanluis Corporacion S.A.
  de C.V. .............................    28,000                    65,372
                                                                 ----------
  TOTAL MEXICO (0.7%) .................                           1,839,819
                                                                 ----------
NETHERLANDS
Elsevier N.V. .........................    40,000                   464,646
Equant N.V.* ..........................    31,000                 2,917,875
Fortis Amev N.V.* .....................    30,000                   927,742
Hagemeyer N.V. ........................    12,000                   392,780
Hunter Douglas N.V. ...................     6,000                   206,303
IHC Caland N.V. .......................    15,000                   588,551
ING Groep N.V. ........................   131,000                 7,101,334
Koninklijke Ahold N.V. ................   110,000                 3,793,573
Koninklijke Nedlloyd Groep N.V.             2,250                    55,758
Koninklijke Numico N.V.+ ..............     8,000                   283,744
United Pan-Europe
  Communications N.V.* ................    65,700                 3,568,293
Wolters Kluwer N.V. ...................   168,000                 6,695,853
                                                                 ----------
  TOTAL NETHERLANDS (10.6%) ...........                          26,996,452
                                                                 ----------
NORWAY
Frontline Ltd.--Warrants
  (expire 05/11/01)* ..................    57,060                         0
Norsk Hydro ASA .......................     1,100                    41,546
Sparebanken NOR .......................    12,000                   224,328
                                                                 ----------
  TOTAL NORWAY (0.1%) .................                             265,874
                                                                 ----------
POLAND (0.4%)
Telekomunikacja Polska SA
  (GDR)* ..............................   155,000                 1,092,750
                                                                 ----------
PORTUGAL
BPI-SGPS SA ...........................    21,400                   449,663
Cia de Seguros Imperio SA .............   134,000                 1,033,558
Electricidade de Portugal SA ..........    40,000                   721,130
                                                                 ----------
  TOTAL PORTUGAL (0.9%) ...............                           2,204,351
                                                                 ----------
SINGAPORE
City Developments Ltd. ................    43,000                   275,325
Great Eastern Life Assurance
  Co. .................................     7,000                    93,342
Singapore Press Holdings Ltd. .........    30,000                   511,058
United Overseas Bank Ltd. .............    40,000                   279,613
                                                                 ----------
  TOTAL SINGAPORE (0.5%) ..............                           1,159,338
                                                                 ----------
SPAIN
Aldeasa SA ............................    32,000                   886,833
Banco Bilbao Vizcaya SA ...............    14,643                   211,825



---------------------------------------------------------------------------
                                           NUMBER                  VALUE
                                         OF SHARES                (NOTE 1)
---------------------------------------------------------------------------
Banco Santander Central
  Hispano SA ..........................    13,872                $  144,667
Hidroelectrica del Cantabrico .........    10,116                   145,816
Repsol SA .............................    30,000                   613,332
Tabacalera SA--A ......................   161,000                 3,258,302
Telefonica SA* ........................     2,308                   111,315
TelePizza SA* .........................    40,000                   207,335
                                                                 ----------
  TOTAL SPAIN (2.2%) ..................                           5,579,425
                                                                 ----------
SWEDEN
Asticus AB* ...........................    40,000                   552,604
Autoliv, Inc.+ ........................     8,800                   269,123
ForeningsSparbanken AB ................   187,500                 2,656,748
Karlshamns AB+ ........................    33,367                   248,214
NetCom Systems AB
  (B Shares)*+ ........................     6,000                   202,621
Skandia Forsakrings AB ................    24,000                   450,584
Skandinaviska Enskilda Banken
  (Series A) ..........................    84,700                   990,117
                                                                 ----------
  TOTAL SWEDEN (2.1%) .................                           5,370,011
                                                                 ----------
SWITZERLAND
ABB Ltd.* .............................     7,300                   689,212
Novartis AG ...........................     1,980                 2,896,565
Roche Holding AG ......................        60                   617,903
Tag Heuer International SA
  (ADR) ...............................    35,000                   363,125
UBS AG--Registered ....................     6,700                 2,003,480
Zurich Allied AG ......................     2,560                 1,458,426
                                                                 ----------
  TOTAL SWITZERLAND (3.1%) ............                           8,028,711
                                                                 ----------
THAILAND
CMIC Finance & Securities
  Public Co. Ltd.* ....................    51,000                         0
Nation Multimedia Group Public
  Co. Ltd. ............................   130,000                    73,133
                                                                 ----------
  TOTAL THAILAND (0.0%) ...............                              73,133
                                                                 ----------
UNITED KINGDOM
BAA PLC ...............................    13,300                   127,979
Bank of Scotland ......................   339,000                 4,491,979
BG PLC ................................    22,077                   134,949
British Airways PLC ...................    38,000                   262,403
British Energy PLC ....................    60,000                   511,097
British Sky Broadcasting
  Group PLC ...........................     8,097                    75,167
Cadbury Schweppes PLC .................    11,922                    75,978
Compass Group PLC .....................   170,000                 1,686,779
Dixons Group PLC ......................   100,000                 1,869,292
FKI PLC ...............................   150,000                   466,282
Garban PLC ............................     2,590                    12,257
GKN PLC ...............................     4,178                    71,377
Great Universal Stores PLC ............     3,970                    44,025
HSBC Holdings PLC .....................    10,000                   354,298
Kingfisher PLC ........................     8,168                    94,058
Land Securities PLC ...................     3,207                    43,153
Legal & General Group PLC .............    29,900                    76,173
Lloyds TSB Group PLC ..................    34,379                   466,391
Marks & Spencer PLC ...................    17,109                    99,049
MEPC PLC ..............................    57,826                   470,686
Misys PLC .............................   250,000                 2,141,404
Next PLC ..............................   115,800                 1,407,472
Orange PLC* ...........................   224,450                 3,292,769

THE HUDSON RIVER TRUST
ALLIANCE INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 1999 (Unaudited)


--------------------------------------------------------------------
                                           NUMBER           VALUE
                                          OF SHARES       (NOTE 1)
--------------------------------------------------------------------
Peninsular & Oriental Steam
  Navigation Co. ....................        3,314      $     49,794
Randgold Resources Ltd.
  (GDR)*+ ...........................       30,300           121,200
Rentokil Initial PLC ................      140,000           546,590
Royal & Sun Alliance Insurance
  Group PLC .........................      327,273         2,937,517
Royal Bank of Scotland Group
  PLC ...............................      306,000         6,236,525
Standard Chartered PLC ..............      240,500         3,930,371
United News & Media PLC .............      425,000         4,089,568
Vodafone AirTouch PLC ...............      211,100         4,162,526
                                                        ------------
  TOTAL UNITED KINGDOM (15.8%)                            40,349,108
                                                        ------------
TOTAL COMMON STOCKS AND OTHER
  INVESTMENTS (82.7%)
  (Cost $194,239,333) ...............                    211,196,124
                                                        ------------
PREFERRRED STOCKS:
FINLAND (0.4%)
Nokia Oyj (ADR) .....................       12,000         1,098,750
                                                        ------------
TOTAL PREFERRED STOCKS (0.4%)
  (Cost $99,210) ....................                      1,098,750
                                                        ------------
                                         PRINCIPAL
                                           AMOUNT
                                          --------
LONG-TERM DEBT SECURITIES:
UNITED STATES (0.1%)
LSI Logic Corp.
  4.25% Conv., 03/15/04+ ............    $ 190,000           310,175
                                                        ------------
TOTAL LONG-TERM DEBT
  SECURITIES (0.1%)
  (Amortized Cost $259,134) .........                        310,175
                                                        ------------


--------------------------------------------------------------------
                                         PRINCIPAL          VALUE
                                           AMOUNT          (NOTE 1)
--------------------------------------------------------------------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (13.7%)
Federal Home Loan Bank
  4.6%, due 07/01/99 .............     $34,900,000      $ 34,900,000
                                                        ------------
TOTAL SHORT-TERM DEBT SECURITIES (13.7%)
 (Amortized Cost $34,900,000).....                        34,900,000
                                                        ------------
TOTAL INVESTMENTS (96.9%)
  (Cost/Amortized Cost
  $229,497,677) ..................                       247,505,049
OTHER ASSETS
  LESS LIABILITIES (3.1%) ........                         8,047,709
                                                        ------------
NET ASSETS (100.0%) ..............                      $255,552,758
                                                        ============


      MARKET SECTOR DIVERSIFICATION
As a Percentage of Total Equity Investments
Basic Materials ................     1.0%
Business Services ..............     7.8
Capital Goods ..................     2.3
Consumer Cyclicals .............    11.5
Consumer Non-Cyclicals .........    16.9
Credit Sensitive ...............    32.9
Diversified ....................     0.9
Energy .........................     2.3
Technology .....................    24.4
                                   -----
                                   100.0%
                                   =====

----------
*     Non-income producing.

**    Fair value securities.

+ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 1999, these securities amounted to $1,509,840 or 0.6% of net assets.

      Glossary:

      ADR--American Depository Receipt

      GDR--Global Depository Receipt


                       See Notes to Financial Statements.

THE HUDSON RIVER TRUST
ALLIANCE AGGRESSIVE STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1999 (Unaudited)




---------------------------------------------------------------------------
                                            NUMBER                VALUE
                                          OF SHARES              (NOTE 1)
---------------------------------------------------------------------------
COMMON STOCKS AND OTHER
  INVESTMENTS:
BUSINESS SERVICES
ENVIRONMENTAL CONTROL (1.2%)
Republic Services, Inc.* ............     2,190,600           $  54,217,350
                                                              -------------
PRINTING, PUBLISHING &
  BROADCASTING (7.2%)
Comcast Corp. (Class A) SPL .........     3,795,000             145,870,312
Infinity Broadcasting Corp.
  (Class A)* ........................     2,203,100              65,542,225
USA Networks, Inc.* .................     2,934,600             117,750,825
                                                              -------------
                                                                329,163,362
                                                              -------------
PROFESSIONAL SERVICES (0.6%)
Block (H&R), Inc. ...................       552,000              27,600,000
                                                              -------------
TRUCKING, SHIPPING (1.1%)
Teekay Shipping Corp.+ ..............     2,841,100              50,074,388
                                                              -------------
  TOTAL BUSINESS SERVICES (10.1%)                               461,055,100
                                                              -------------
CAPITAL GOODS (1.9%)
MACHINERY
United Rentals, Inc.* ...............     2,967,300              87,535,350
                                                              -------------
CONSUMER CYCLICALS
AIRLINES (5.7%)
Continental Airlines, Inc.
  (Class B)*+ .......................     4,542,800             170,922,850
Northwest Airlines Corp.* ...........     2,663,500              86,563,750
                                                              -------------
                                                                257,486,600
                                                              -------------
APPAREL, TEXTILE (6.8%)
Jones Apparel Group, Inc.* ..........     1,627,300              55,836,731
Mohawk Industries, Inc.*+ ...........     4,469,500             135,761,063
Tommy Hilfiger Corp.* ...............       811,100              59,615,850
Unifi, Inc.* ........................     2,859,100              60,755,875
                                                              -------------
                                                                311,969,519
                                                              -------------
AUTO RELATED (4.1%)
AutoNation, Inc.* ...................     6,053,600             107,829,750
Circuit City Stores, Inc.--CarMax
  Group+ ............................     5,227,200              27,769,500
Hertz Corp. (Class A) ...............       845,500              52,421,000
                                                              -------------
                                                                188,020,250
                                                              -------------
FOOD SERVICES, LODGING (1.1%)
MeriStar Hospitality Corp. ..........     2,171,300              48,718,544
                                                              -------------
HOUSEHOLD FURNITURE,
  APPLIANCES (1.2%)
Industrie Natuzzi Spa (ADR) .........     2,884,700              56,071,356
                                                              -------------
LEISURE RELATED (10.7%)
Harman International Industries,
  Inc. ..............................       786,300              34,597,200
Hasbro, Inc. ........................     2,025,900              56,598,581
Mattel, Inc. ........................     1,824,700              48,240,506
Premier Parks, Inc.*+ ...............     5,543,200             203,712,600
Royal Caribbean Cruises Ltd. ........     3,294,000             144,112,500
                                                              -------------
                                                                487,261,387
                                                              -------------
PHOTO & OPTICAL (0.4%)
Bausch & Lomb, Inc. .................       249,500              19,086,750
                                                              -------------



---------------------------------------------------------------------------
                                           NUMBER                VALUE
                                         OF SHARES              (NOTE 1)
---------------------------------------------------------------------------
RETAIL--GENERAL (12.1%)
Bed Bath & Beyond, Inc.* ............     1,554,600           $  59,852,100
Consolidated Stores Corp.* ..........     1,003,700              27,099,900
Family Dollar Stores, Inc. ..........     3,154,900              75,717,600
Limited, Inc. .......................       473,700              21,494,138
Ross Stores, Inc. ...................       896,800              45,176,300
Tiffany & Co.+ ......................     1,415,000             136,547,500
TJX Cos., Inc. ......................     2,003,400              66,738,262
Venator Group, Inc.*+ ...............    11,365,900             118,631,581
                                                              -------------
                                                                551,257,381
                                                              -------------
  TOTAL CONSUMER CYCLICALS (42.1%)
                                                              1,919,871,787
                                                              -------------
CONSUMER NONCYCLICALS
DRUGS (0.5%)
Biogen, Inc.* .......................       331,800              21,338,888
                                                              -------------
HOSPITAL SUPPLIES & SERVICES (8.3%)
Columbia/HCA Healthcare Corp.             5,285,700             120,580,031
Health Management Associates,
  Inc. (Class A)* ...................     5,279,700              59,396,625
HEALTHSOUTH Corp.* ..................     9,556,200             142,745,737
St. Jude Medical, Inc.* .............     1,074,700              38,286,188
VISX, Inc.* .........................       238,500              18,886,219
                                                              -------------
                                                                379,894,800
                                                              -------------
RETAIL--FOOD (0.7%)
Whole Foods Market, Inc.* ...........       673,600              32,374,900
                                                              -------------
  TOTAL CONSUMER NONCYCLICALS (9.5%)                            433,608,588
                                                              -------------
CREDIT SENSITIVE
BANKS (1.3%)
GreenPoint Financial Corp.  .........     1,760,000              57,750,000
                                                              -------------
FINANCIAL SERVICES (3.3%)
A.G. Edwards, Inc. ..................     1,317,400              42,486,150
Capital One Financial Corp. .........     1,012,200              56,366,888
Paine Webber Group, Inc. ............     1,122,000              52,453,500
                                                              -------------
                                                                151,306,538
                                                              -------------
INSURANCE (5.7%)
Ace Ltd. ............................       886,800              25,052,100
AFLAC, Inc. .........................       971,000              46,486,625
CNA Financial Corp.* ................     4,744,100             191,246,531
                                                              -------------
                                                                262,785,256
                                                              -------------
REAL ESTATE (4.6%)
Boston Properties, Inc. .............     1,397,400              50,131,725
Crescent Real Estate Equities Co. .       1,728,000              41,040,000
Equity Office Properties Trust ......     1,604,600              41,117,875
Vornado Realty Trust ................     2,164,900              76,448,031
                                                              -------------
                                                                208,737,631
                                                              -------------
  TOTAL CREDIT SENSITIVE (14.9%).....                           680,579,425
                                                              -------------
TECHNOLOGY
ELECTRONICS (3.5%)
Broadcom Corp. (Class A)* ...........       191,000              27,611,438
Citrix Systems, Inc.* ...............       481,700              27,216,050
Nextlink Communications, Inc.
  (Class A)* ........................       286,700              21,323,313
Sanmina Corp.* ......................     1,084,400              82,278,850
                                                              -------------
                                                                158,429,651
                                                              -------------

THE HUDSON RIVER TRUST
ALLIANCE AGGRESSIVE STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 1999 (Unaudited)


--------------------------------------------------------------------
                                          NUMBER           VALUE
                                        OF SHARES        (NOTE 1)
--------------------------------------------------------------------
OFFICE EQUIPMENT SERVICES (3.4%)
American Tower Corp.
  (Class A)* .......................    1,433,000     $   34,392,000
Comverse Technology, Inc.* .........    1,070,700         80,837,850
McKesson HBOC, Inc. ................    1,260,000         40,477,500
                                                      --------------
                                                         155,707,350
                                                      --------------
TELECOMMUNICATIONS (11.1%)
Amdocs Ltd.* .......................    1,220,300         27,761,825
American Satellite Network--
  Warrants (expire 07/01/99)* ......       49,450                  0
Crown Castle International
  Corp.* ...........................    1,421,100         29,576,644
Global TeleSystems Group, Inc.*.....    1,857,200        150,433,200
McLeodUSA, Inc. (Class A)* .........      520,800         28,644,000
Millicom International Cellular
  SA*+ .............................    2,492,300         78,507,450
Nextel Communications, Inc.
  (Class A)* .......................    2,479,100        124,419,831
NTL, Inc.* .........................      517,100         44,567,556
RCN Corp.* .........................      599,600         24,958,350
                                                      --------------
                                                         508,868,856
                                                      --------------
  TOTAL TECHNOLOGY (18.0%) .........                     823,005,857
                                                      --------------
TOTAL COMMON STOCKS AND OTHER
  INVESTMENTS (96.5%)
  (Cost $3,746,272,286) ............                   4,405,656,107
                                                      --------------



--------------------------------------------------------------------
                                       PRINCIPAL         VALUE
                                        AMOUNT         (NOTE 1)
--------------------------------------------------------------------
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (1.1%)
BellSouth Corp.
  5.09%, due 07/29/99 .............  $ 50,000,000   $   49,802,833
                                                    --------------
TIME DEPOSITS (2.2%)
Societe Generale
  5.87%, due 07/01/99 .............   102,100,000      102,100,000
                                                    --------------
TOTAL SHORT-TERM DEBT SECURITIES (3.3%)
 (Amortized Cost $151,902,833).....                    151,902,833
                                                    --------------
TOTAL INVESTMENTS (99.8%)
  (Cost/Amortized Cost $3,898,175,119)               4,557,558,940
OTHER ASSETS
  LESS LIABILITIES (0.2%) .........                      7,254,908
                                                    --------------
NET ASSETS (100.0%) ...............                 $4,564,813,848
                                                    ==============


----------
*     Non-income producing.

+ Affiliated company as defined under the Investment Company Act of 1940 (See Note 6).

      Glossary:
      ADR--American Depository Receipt



                       See Notes to Financial Statements.

THE HUDSON RIVER TRUST
ALLIANCE SMALL CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1999 (Unaudited)




-------------------------------------------------------------------------------
                                               NUMBER                  VALUE
                                             OF SHARES               (NOTE 1)
-------------------------------------------------------------------------------
COMMON STOCKS:
BASIC INDUSTRY
CHEMICALS (0.7%)
MacDermid, Inc. ...........................     44,700               $2,078,550
                                                                     ----------
MINING & METALS (0.8%)
Gibraltar Steel Corp. .....................     98,200                2,430,450
                                                                     ----------
  TOTAL BASIC INDUSTRY (1.5%) .............                           4,509,000
                                                                     ----------
CAPITAL GOODS
ENGINEERING & CONSTRUCTION (1.0%)
Granite Construction, Inc. ................   101,200                 2,966,425
                                                                     ----------
MACHINERY (1.7%)
National Equipment Services,
  Inc.* ...................................   139,900                 1,678,800
Terex Corp.* ..............................   110,400                 3,360,300
                                                                     ----------
                                                                      5,039,100
                                                                     ----------
MISCELLANEOUS (5.9%)
L-3 Communications Holdings,
  Inc.* ...................................    83,500                 4,034,094
Mohawk Industries, Inc.* ..................   114,500                 3,477,937
SLI, Inc.* ................................   110,800                 2,991,600
Spartech Corp. ............................   108,600                 3,434,475
WESCO International, Inc.* ................   177,800                 3,644,900
                                                                     ----------
                                                                     17,583,006
                                                                     ----------
POLLUTION CONTROL (4.0%)
Casella Waste Systems, Inc.
  (Class A)* ..............................   173,900                 4,521,400
Tetra Tech, Inc.* .........................   199,500                 3,291,750
Waste Connections, Inc.* ..................   135,500                 4,132,750
                                                                     ----------
                                                                     11,945,900
                                                                     ----------
  TOTAL CAPITAL GOODS (12.6%) .............                          37,534,431
                                                                     ----------
CONSUMER MANUFACTURING
AUTO & RELATED (1.9%)
O'Reilly Automotive, Inc.* ................    26,900                 1,355,088
Tower Automotive, Inc.* ...................   167,000                 4,248,062
                                                                     ----------
 TOTAL CONSUMER MANUFACTURING (1.9%)                                  5,603,150
                                                                     ----------
CONSUMER SERVICES
ADVERTISING (1.1%)
Lamar Advertising Co.* ....................    83,300                 3,410,094
                                                                     ----------
AIRLINES (1.2%)
Expeditors International of
  Washington, Inc. ........................   131,300                 3,577,925
                                                                     ----------
APPAREL (1.4%)
Children's Place Retail Stores,
  Inc.* ...................................    10,500                   425,250
Men's Wearhouse, Inc.* ....................   143,200                 3,651,600
Stage Stores, Inc.--Rights
  (expire 11/10/08)* ......................   195,700                         0
                                                                     ----------
                                                                      4,076,850
                                                                     ----------
BROADCASTING & CABLE (1.6%)
Cox Radio, Inc. (Class A)* ................    59,400                 3,222,450
Metro Networks, Inc.* .....................    31,400                 1,675,975
                                                                     ----------
                                                                      4,898,425
                                                                     ----------
ENTERTAINMENT & LEISURE (3.6%)
Bally Total Fitness Holding
  Corp.* ..................................   130,100                 3,691,587
Championship Auto Racing
  Teams, Inc.* ............................    68,800                 2,059,700
Premier Parks, Inc.* ......................    75,900                 2,789,325
Preview Travel, Inc.--Rights
  (expire 10/28/08)* ......................    99,400                         0
Station Casinos, Inc.* ....................    98,500                 2,006,938
                                                                     ----------
                                                                     10,547,550
                                                                     ----------


--------------------------------------------------------------------------------
                                             NUMBER                     VALUE
                                            OF SHARES                 (NOTE 1)
--------------------------------------------------------------------------------
MISCELLANEOUS (14.9%)
Beyond.com Corp.* .........................    27,700                $  794,644
Career Education Corp.* ...................    83,100                 2,809,818
CDW Computer Centers, Inc.* ...............    95,200                 4,188,800
Consolidated Graphics, Inc.* ..............    74,900                 3,745,000
Corinthian Colleges, Inc.* ................    73,800                 1,392,975
Cornell Corrections, Inc.* ................   123,600                 2,031,675
Corporate Executive Board Co.*.............    86,400                 3,072,600
Dycom Industries, Inc.* ...................    73,200                 4,099,200
Insight Enterprises, Inc.* ................   216,700                 5,363,325
Iron Mountain, Inc.* ......................   163,600                 4,683,050
Lason, Inc.* ..............................   139,200                 6,907,800
pcOrder.com, Inc.* ........................    12,800                   532,000
Pierce Leahy Corp.* .......................    56,100                 1,384,969
Regis Corp. ...............................   124,800                 2,394,600
VerticalNet, Inc.* ........................     8,000                   839,000
                                                                     ----------
                                                                     44,239,456
                                                                     ----------
RETAIL--GENERAL MERCHANDISE (5.9%)
AnnTaylor Stores Corp.* ...................    72,300                 3,253,500
BJ's Wholesale Club, Inc.* ................   125,400                 3,769,837
Claire's Stores, Inc. .....................    61,000                 1,563,125
THQ, Inc.* ................................    60,950                 1,752,313
Tuesday Morning Corp.* ....................   132,400                 3,376,200
99 Cents Only Stores* .....................    75,700                 3,780,269
                                                                     ----------
                                                                     17,495,244
                                                                     ----------
  TOTAL CONSUMER SERVICES (29.7%)
                                                                     88,245,544
                                                                     ----------
ENERGY
MISCELLANEOUS (3.3%)
Basin Exploration, Inc.* ..................    77,000                 1,544,813
Houston Exploration Co.* ..................   113,400                 2,147,513
Newfield Exploration Co.* .................   122,200                 3,475,062
Stone Energy Corp.* .......................    60,700                 2,572,162
                                                                     ----------
                                                                      9,739,550
                                                                     ----------
OIL SERVICE (1.3%)
BJ Services Co.* ..........................    51,700                 1,521,918
Core Laboratories N.V.* ...................    83,700                 1,166,569
Dril-Quip, Inc.* ..........................    55,300                 1,268,444
                                                                     ----------
                                                                      3,956,931
                                                                     ----------
PIPELINES (0.5%)
Cal Dive International, Inc.* .............    51,800                 1,547,525
                                                                     ----------
 TOTAL ENERGY (5.1%) ......................                          15,244,006
                                                                     ----------
FINANCE
BANKING--MONEY CENTER (1.1%)
U.S. Trust Corp. ..........................    34,800                 3,219,000
                                                                     ----------
BROKERAGE & MONEY MANAGEMENT (1.3%)
Affiliated Managers Group, Inc.*...........    68,400                 2,064,825
Conning Corp. .............................    84,100                 1,366,625
Multex.com, Inc.* .........................    17,100                   446,737
                                                                     ----------
                                                                      3,878,187
                                                                     ----------
INSURANCE (2.4%)
Annuity and Life Re (Holdings)
  Ltd. ....................................   106,900                 2,398,569
Reinsurance Group of America,
  Inc. ....................................   137,300                 4,599,550
                                                                     ----------
                                                                      6,998,119
                                                                     ----------
REAL ESTATE (2.4%)
Correctional Properties Trust .............    85,700                 1,349,775
Glenborough Realty Trust, Inc. ............    74,300                 1,300,250
Macerich Co. ..............................    70,400                 1,848,000
MeriStar Hospitality Corp. ................   121,853                 2,734,077
                                                                     ----------
                                                                      7,232,102
                                                                     ----------
  TOTAL FINANCE (7.2%) ....................                          21,327,408
                                                                     ----------

THE HUDSON RIVER TRUST
ALLIANCE SMALL CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 1999 (Unaudited)



-------------------------------------------------------------------------
                                              NUMBER             VALUE
                                             OF SHARES         (NOTE 1)
-------------------------------------------------------------------------
HEALTHCARE
BIOTECHNOLOGY (1.3%)
Anesta Corp.* .........................          79,300      $  1,620,694
GelTex Pharmaceuticals, Inc.* .........          81,500         1,467,000
Trimeris, Inc.* .......................          56,400           817,800
                                                             ------------
                                                                3,905,494
                                                             ------------
DRUGS (4.1%)
ChiRex, Inc.* .........................          44,400         1,426,350
Jones Pharma, Inc. ....................         136,300         5,366,812
Medicis Pharmaceutical Corp.
  (Class A)* ..........................         176,450         4,477,419
United Therapeutics Corp.* ............          65,800           781,375
                                                             ------------
                                                               12,051,956
                                                             ------------
MEDICAL PRODUCTS (1.9%)
AmeriSource Health Corp.
  (Class A)* ..........................          51,200         1,305,600
InfoCure Corp.* .......................          53,700         2,842,744
Novoste Corp.* ........................          68,900         1,446,900
                                                             ------------
                                                                5,595,244
                                                             ------------
MEDICAL SERVICES (5.3%)
CareMatrix Corp.* .....................         134,600         1,674,088
First Consulting Group, Inc.* .........         175,700         1,866,812
Hooper Holmes, Inc. ...................          88,500         1,803,187
Medical Manager Corp.* ................          34,500         1,526,625
MedQuist, Inc.* .......................          27,800         1,216,250
Pharmaceutical Product
  Development, Inc.* ..................          62,800         1,719,150
Priority Healthcare Corp.
  (Class B)* ..........................          64,850         2,237,325
Res-Care, Inc.* .......................         163,100         3,710,525
                                                             ------------
                                                               15,753,962
                                                             ------------
  TOTAL HEALTHCARE (12.6%) ............                        37,306,656
                                                             ------------
TECHNOLOGY
COMMUNICATION EQUIPMENT (0.5%)
Inet Technologies, Inc.* ..............          59,700         1,432,800
True North Communications--
  Rights (expire 11/30/08)* ...........         125,100                 0
                                                             ------------
                                                                1,432,800
                                                             ------------
COMPUTER PERIPHERIALS (0.8%)
Advanced Energy Industries,
  Inc.* ...............................          41,300         1,675,231
SoftNet Systems, Inc.* ................          19,800           551,925
                                                             ------------
                                                                2,227,156
                                                             ------------
COMPUTER SERVICES (1.5%)
IMRglobal Corp.* ......................          53,700         1,033,725
Sykes Enterprises, Inc.* ..............          86,500         2,886,937
Visual Networks, Inc.* ................          19,000           608,000
                                                             ------------
                                                                4,528,662
                                                             ------------
COMPUTER SOFTWARE (9.6%)
About.com, Inc.* ......................          13,600           705,500
Advent Software, Inc.* ................          28,900         1,936,300
Allaire Corp.* ........................          35,500         2,422,875
BindView Development Corp.* ...........          93,600         2,223,000
Intraware, Inc.* ......................          24,800           595,200
Macromedia, Inc.* .....................          99,800         3,517,950
Marimba, Inc.* ........................          17,100           900,956
Mercury Interactive Corp.* ............          37,800         1,337,175
Micromuse, Inc.* ......................         101,050         5,039,869



-------------------------------------------------------------------------
                                              NUMBER             VALUE
                                             OF SHARES         (NOTE 1)
-------------------------------------------------------------------------
New Era of Networks, Inc.* ............          59,300      $  2,605,494
Online Resources &
  Communications Corp.* ...............          33,300           451,631
Peregrine Systems, Inc.* ..............         110,200         2,830,763
Ramp Networks, Inc.* ..................          30,600           437,963
USinternetworking, Inc.* ..............          21,600           907,200
Verity, Inc.* .........................          36,300         1,967,006
Vignette Corp. ........................          10,200           765,000
                                                             ------------
                                                               28,643,882
                                                             ------------
MISCELLANEOUS (1.3%)
Flextronics International Ltd.* .......          60,600         3,363,300
iVillage, Inc.* .......................           8,600           432,150
                                                             ------------
                                                                3,795,450
                                                             ------------
NETWORKING SOFTWARE (0.3%)
Concentric Network Corp.* .............          20,600           818,850
                                                             ------------
SEMICONDUCTOR CAPITAL EQUIPMENT (0.5%)
MKS Instruments, Inc.* ................          81,800         1,523,525
                                                             ------------
SEMICONDUCTOR COMPONENTS (6.7%)
Alpha Industries, Inc.* ...............           5,900           280,988
Applied Micro Circuits Corp.* .........          33,900         2,788,275
ATMI, Inc.* ...........................          57,700         1,716,575
DuPont Photomasks, Inc.* ..............          50,500         2,417,688
Emulex Corp.* .........................          12,300         1,367,606
Micrel, Inc.* .........................          26,400         1,953,600
MIPS Technologies, Inc.
  (Class A)* ..........................          75,000         3,595,312
Photronics, Inc.* .....................          72,200         1,768,900
Software.com, Inc.* ...................          18,500           428,969
TranSwitch Corp.* .....................          75,700         3,586,287
                                                             ------------
                                                               19,904,200
                                                             ------------
  TOTAL TECHNOLOGY (21.2%) ............                        62,874,525
                                                             ------------
UTILITIES
ELECTRIC & GAS UTILITY (2.1%)
Calpine Corp.* ........................          55,700         3,007,800
Metzler Group, Inc.* ..................         113,700         3,140,963
                                                             ------------
                                                                6,148,763
                                                             ------------
TELEPHONE UTILITY (0.8%)
WinStar Communications, Inc.* .........          49,100         2,393,625
                                                             ------------
 TOTAL UTILITIES (2.9%) ...............                         8,542,388
                                                             ------------
TOTAL COMMON STOCKS (94.7%)
  (Cost $254,695,131)..................                       281,187,108
                                                             ------------
                                             PRINCIPAL
                                              AMOUNT
                                              ------
SHORT-TERM DEBT SECURITIES:
TIME DEPOSIT (10.0%)
Chase Nassau
  4.62%, due 07/01/99 .................     $29,617,974        29,617,974
                                                             ------------
TOTAL SHORT-TERM DEBT
  SECURITIES (10.0%)
  (Amortized Cost $29,617,974).........                        29,617,974
                                                             ------------
TOTAL INVESTMENTS (104.7%)
  (Cost/Amortized Cost
     $284,313,105).....................                       310,805,082
OTHER ASSETS
  LESS LIABILITIES (-4.7%) ............                      (13,880,094)
                                                             ------------
NET ASSETS (100.0%) ...................                     $296,924,988
                                                            =============

----------
*     Non-income producing.


                       See Notes to Financial Statements.

THE HUDSON RIVER TRUST
ALLIANCE CONSERVATIVE INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1999 (Unaudited)




--------------------------------------------------------------------------------
                                                  NUMBER                 VALUE
                                                 OF SHARES             (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS AND
  OTHER INVESTMENTS:
BASIC MATERIALS
CHEMICALS (0.1%)
Akzo Nobel N.V. .............................     2,500               $  105,320
Georgia Gulf Corp. ..........................    22,000                  371,250
                                                                      ----------
                                                                         476,570
                                                                      ----------
CHEMICALS--SPECIALTY (0.1%)
Lyondell Chemical Co. .......................    15,000                  309,375
                                                                      ----------
PAPER (0.0%)
UPM-Kymmene Oyj .............................     5,620                  161,321
                                                                      ----------
STEEL (0.0%)
Pohang Iron & Steel Co. Ltd.
  (ADR) .....................................     2,000                   67,250
                                                                      ----------
  TOTAL BASIC MATERIALS (0.2%) ..............                          1,014,516
                                                                      ----------
BUSINESS SERVICES
PRINTING, PUBLISHING &
  BROADCASTING (2.2%)
AT&T Corp.--Liberty Media
  Group--A* .................................    58,760                2,159,430
CBS Corp.* ..................................     8,800                  382,250
Chancellor Media Corp.* .....................    17,800                  981,225
Clear Channel Communications,
  Inc.* .....................................    12,700                  875,506
Comcast Corp. (Class A) SPL .................    10,000                  384,375
Gannett Co., Inc. ...........................    13,000                  927,875
MediaOne Group, Inc.* .......................     9,600                  714,000
Seat Pagine Gialle Spa ......................   196,000                  268,152
Television Broadcasts Ltd. ..................    31,000                  145,444
Time Warner, Inc. ...........................    28,570                2,099,895
United News & Media PLC .....................    30,000                  288,675
USA Networks, Inc.* .........................     5,900                  236,738
Wolters Kluwer N.V. .........................     4,400                  175,368
                                                                      ----------
                                                                       9,638,933
                                                                      ----------
PROFESSIONAL SERVICES (0.3%)
Cap Gemini SA ...............................     2,400                  377,664
Nielsen Media Research, Inc.* ...............    25,000                  731,250
                                                                      ----------
                                                                       1,108,914
                                                                      ----------
TRUCKING, SHIPPING (0.0%)
Frontline Ltd.--Warrants (expire
  05/11/01)* ................................     3,804                        0
Knightsbridge Tankers Ltd. ..................     6,800                  119,000
OMI Corp.* ..................................    53,100                  109,519
                                                                      ----------
                                                                         228,519
                                                                      ----------
  TOTAL BUSINESS SERVICES (2.5%)                                      10,976,366
                                                                      ----------
CAPITAL GOODS
AEROSPACE (0.1%)
British Aerospace PLC .......................    10,000                   64,952
Loral Space & Communications*................     7,000                  126,000
                                                                      ----------
                                                                         190,952
                                                                      ----------
BUILDING & CONSTRUCTION (0.3%)
ABB AG ......................................        40                   59,290
ABB Ltd.* ...................................     1,800                  169,943
American Standard Companies,
  Inc.* .....................................    18,500                  888,000
New World Infrastructure Ltd. ...............   113,400                  213,402
                                                                      ----------
                                                                       1,330,635
                                                                      ----------



--------------------------------------------------------------------------------
                                                NUMBER                  VALUE
                                               OF SHARES              (NOTE 1)
--------------------------------------------------------------------------------
BUILDING MATERIALS & FOREST
  PRODUCTS (0.3%)
Lafarge SA ..................................      800                $   76,161
Louisiana-Pacific Corp. .....................   10,000                   237,500
Martin Marietta Materials, Inc. .............   19,700                 1,162,300
                                                                      ----------
                                                                       1,475,961
                                                                      ----------
ELECTRICAL EQUIPMENT (0.8%)
General Electric Co. ........................   28,400                 3,209,200
Johnson Electric Holdings Ltd. ..............   52,000                   214,480
Schneider SA ................................    4,000                   224,888
                                                                      ----------
                                                                       3,648,568
                                                                      ----------
MACHINERY (0.7%)
AlliedSignal, Inc. ..........................   13,900                   875,700
FKI PLC .....................................   10,000                    31,085
United Technologies Corp. ...................   30,200                 2,164,963
                                                                      ----------
                                                                       3,071,748
                                                                      ----------
  TOTAL CAPITAL GOODS (2.2%) ................                          9,717,864
                                                                      ----------
CONSUMER CYCLICALS
AIRLINES (0.3%)
Alaska Air Group, Inc.* .....................    5,000                   208,750
British Airways PLC .........................   42,500                   293,477
Continental Airlines, Inc.
  (Class B)* ................................   20,000                   752,500
Northwest Airlines Corp.* ...................    6,000                   195,000
                                                                      ----------
                                                                       1,449,727
                                                                      ----------
APPAREL, TEXTILE (0.0%)
Unifi, Inc.* ................................      500                    10,625
                                                                      ----------
AUTO RELATED (0.1%)
Autoliv, Inc. ...............................    5,600                   171,260
AutoNation, Inc.* ...........................   10,000                   178,125
DaimlerChrysler AG ..........................    2,900                   253,624
                                                                      ----------
                                                                         603,009
                                                                      ----------
AUTOS & TRUCKS (0.0%)
Honda Motor Co. Ltd. ........................    3,000                   127,327
                                                                      ----------
FOOD SERVICES, LODGING (0.4%)
Compass Group PLC ...........................   10,000                    99,223
Starbucks Corp.* ............................   32,100                 1,205,756
U.S. Foodservice* ...........................    8,000                   341,000
                                                                      ----------
                                                                       1,645,979
                                                                      ----------
HOUSEHOLD FURNITURE, APPLIANCES (0.4%)
Newell Rubbermaid, Inc. .....................   33,637                 1,564,120
                                                                      ----------
LEISURE RELATED (1.2%)
Berjaya Sports Toto BHD(a) ..................   16,000                    33,365
Carnival Corp. (Class A) ....................   32,800                 1,590,800
Cyrk, Inc.* .................................   10,600                    64,262
Harley-Davidson, Inc. .......................   24,400                 1,326,750
Hasbro, Inc. ................................    3,000                    83,812
MGM Grand, Inc.* ............................   17,000                   833,000
Royal Caribbean Cruises Ltd. ................   13,980                   611,625
Sankyo Co. Ltd. .............................    8,000                   383,222
TABCORP Holdings Ltd. .......................   15,900                   106,732
                                                                      ----------
                                                                       5,033,568
                                                                      ----------
PHOTO & OPTICAL (0.1%)
Fuji Photo Film Co. .........................    6,000                   227,352
                                                                      ----------

THE HUDSON RIVER TRUST
ALLIANCE CONSERVATIVE INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1999 (Unaudited)




------------------------------------------------------------------------
                                         NUMBER                 VALUE
                                        OF SHARES             (NOTE 1)
------------------------------------------------------------------------
RETAIL--GENERAL (2.0%)
Bed Bath & Beyond, Inc.* ...........      4,000               $  154,000
Circuit City Stores-Circuit City
  Group ............................     15,924                1,480,932
Dixons Group PLC ...................     12,300                  229,923
Genesis Direct, Inc.* ..............      9,000                   16,875
Home Depot, Inc. ...................     19,459                1,253,889
Kingfisher PLC .....................     11,000                  126,670
Kohl's Corp.* ......................     17,800                1,373,938
Koninklijke Ahold N.V. .............      8,800                  303,486
Limited, Inc. ......................     41,000                1,860,375
Next PLC ...........................     24,200                  294,135
Wal-Mart Stores, Inc. ..............     34,229                1,651,549
                                                              ----------
                                                               8,745,772
                                                              ----------
  TOTAL CONSUMER CYCLICALS (4.5%)                             19,407,479
                                                              ----------
CONSUMER NONCYCLICALS
BEVERAGES (0.4%)
Coca-Cola Enterprises, Inc. ........     50,000                1,487,500
Diageo PLC .........................     18,000                  188,112
                                                              ----------
                                                               1,675,612
                                                              ----------
CONTAINERS (0.3%)
Sealed Air Corp.* ..................     19,400                1,258,575
                                                              ----------
DRUGS (2.0%)
AstraZeneca Group PLC ..............      3,683                  142,566
Biogen, Inc.* ......................      8,900                  572,381
Bristol-Myers Squibb Co. ...........     39,500                2,782,281
Dura Pharmaceuticals, Inc.* ........     20,000                  238,750
Human Genome Sciences, Inc.* .......     10,500                  414,750
Millennium Pharmaceuticals,
  Inc.* ............................     12,300                  442,800
Novartis AG ........................         80                  117,033
Sanofi-Synthelabo SA* ..............      6,400                  271,931
Santen Pharmaceutical Co. Ltd. .....      5,000                   96,385
Schering-Plough Corp. ..............     50,000                2,650,000
Takeda Chemical Industries .........     10,000                  464,135
Yamanouchi Pharmaceutical Co.
  Ltd. .............................      9,000                  344,751
                                                              ----------
                                                               8,537,763
                                                              ----------
FOODS (0.2%)
Ajinomoto Co., Inc. ................     14,000                  159,841
Nestle SA ..........................         82                  148,020
Ng Fung Hong Ltd. ..................    134,000                  111,403
Tyson Foods, Inc. (Class A) ........     17,240                  387,900
                                                              ----------
                                                                 807,164
                                                              ----------
HOSPITAL SUPPLIES & SERVICES (0.7%)
Health Management Associates,
  Inc. (Class A)* ..................     16,000                  180,000
HEALTHSOUTH Corp.* .................      3,000                   44,813
Medtronic, Inc. ....................     25,000                1,946,875
Sun International Hotels Ltd.* .....      7,400                  331,150
Tenet Healthcare Corp.* ............     26,100                  484,481
                                                              ----------
                                                               2,987,319
                                                              ----------
RETAIL--FOOD (0.8%)
Familymart Co. .....................      5,000                  229,585
Food Lion, Inc. (Class A) ..........     34,900                  414,437
Kroger Co.* ........................     65,575                1,832,002
Safeway, Inc.* .....................     18,420                  911,790
                                                              ----------
                                                               3,387,814
                                                              ----------



------------------------------------------------------------------------
                                         NUMBER                 VALUE
                                        OF SHARES             (NOTE 1)
------------------------------------------------------------------------
SOAPS & TOILETRIES (0.2%)
Gillette Co. .......................      7,610               $  312,010
Kao Corp. ..........................     14,000                  393,812
Shiseido Co. Ltd. ..................     21,000                  315,165
                                                              ----------
                                                               1,020,987
                                                              ----------
TOBACCO (0.6%)
Loews Corp. ........................      2,000                  158,250
Philip Morris Cos., Inc. ...........     41,700                1,675,819
Seita ..............................      3,750                  216,834
Tabacalera SA--A ...................     30,600                  619,280
                                                              ----------
                                                               2,670,183
                                                              ----------
  TOTAL CONSUMER NONCYCLICALS (5.2%)                          22,345,417
                                                              ----------
CREDIT SENSITIVE
BANKS (2.5%)
Bangkok Bank Public Co. Ltd.*.......      2,000                    7,483
Bank of America Corp. ..............     36,976                2,710,803
Bank of Ireland ....................     10,000                  168,305
Bank of Scotland ...................     28,000                  371,019
Bank of Tokyo-Mitsubishi Ltd. ......     35,000                  498,924
Bank One Corp. .....................     30,000                1,786,875
Banque Nationale de Paris ..........      3,000                  250,289
Barclays PLC .......................      2,000                   58,240
Citigroup, Inc. ....................     75,300                3,576,750
Commonwealth Bank of
  Australia ........................      6,300                   99,909
Development Bank of Singapore
  Ltd. .............................     15,000                  183,276
Fuji Bank Ltd. .....................     29,000                  202,499
National Australia Bank Ltd. .......      3,500                   57,697
PT Bank Dagang Nasional
  Indonesia Tbk* ...................    136,000                        0
Societe Generale (Class A) .........      1,700                  299,986
Standard Chartered PLC .............     28,520                  466,088
Thai Farmers Bank Public Co.--
  Warrants (expire 09/15/02)* ......        375                       88
UBS AG--Registered .................        440                  131,572
Unicredito Italiano Spa ............     42,600                  187,382
                                                              ----------
                                                              11,057,185
                                                              ----------
FINANCIAL SERVICES (2.4%)
A.G. Edwards, Inc. .................      7,000                  225,750
Associates First Capital Corp.
  (Class A) ........................     51,700                2,290,959
Credit Saison Co. ..................      5,200                  108,844
Daiwa Securities Group, Inc. .......     47,000                  311,078
Legg Mason, Inc. ...................      6,000                  231,000
MBIA, Inc. .........................     11,500                  744,625
MBNA Corp. .........................    105,900                3,243,187
Merrill Lynch & Co., Inc. ..........      8,100                  647,494
Morgan Stanley Dean Witter &
  Co. ..............................     13,800                1,414,500
Peregrine Investment Holdings
  Ltd.* ............................     52,000                        0
Radian Group, Inc. .................     20,700                1,010,419
Worms Et Compagnie* ................        200                    9,481
                                                              ----------
                                                              10,237,337
                                                              ----------

THE HUDSON RIVER TRUST
ALLIANCE CONSERVATIVE INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1999 (Unaudited)




-------------------------------------------------------------------------
                                          NUMBER                 VALUE
                                         OF SHARES             (NOTE 1)
-------------------------------------------------------------------------
INSURANCE (0.8%)
Ace Ltd. ............................      1,000               $   28,250
American International Group,
  Inc. ..............................     11,000                1,287,687
Everest Reinsurance Holdings,
  Inc. ..............................     16,500                  538,313
Gallagher (Arthur J.) & Co. .........      7,500                  371,250
ING Groep N.V. ......................      6,800                  368,626
UnumProvident Corp. .................      7,400                  405,150
Zurich Allied AG ....................        490                  279,152
                                                               ----------
                                                                3,278,428
                                                               ----------
REAL ESTATE (0.1%)
Boston Properties, Inc. .............      5,000                  179,375
Cheung Kong Holdings Ltd. ...........      4,000                   35,575
New World Development Co. ...........     69,000                  206,778
Sun Hung Kai Properties Ltd. ........     16,000                  145,908
                                                               ----------
                                                                  567,636
                                                               ----------
UTILITY--ELECTRIC (0.3%)
AES Corp.* ..........................     16,800                  976,500
Huaneng Power International,
  Inc. ..............................    408,000                  170,914
                                                               ----------
                                                                1,147,414
                                                               ----------
UTILITY--TELEPHONE (0.4%)
AT&T Corp. ..........................          7                      364
British Telecommunications PLC.......     10,000                  167,684
Sprint Corp. (FON Group) ............     14,800                  781,625
Telecom Italia Spa ..................     13,100                   71,149
Telefonica SA* ......................      4,162                  200,715
Telekomunikacja Polska S.A.
  (GDR)* ............................     15,500                  109,275
Viatel, Inc.* .......................     10,000                  561,250
                                                               ----------
                                                                1,892,062
                                                               ----------
  TOTAL CREDIT SENSITIVE (6.5%) .....                          28,180,062
                                                               ----------
ENERGY
OIL--DOMESTIC (0.5%)
Kerr-McGee Corp. ....................     31,900                1,600,981
Louis Dreyfus Natural Gas
  Corp.* ............................     22,000                  474,375
Tom Brown, Inc.* ....................     17,500                  272,344
                                                               ----------
                                                                2,347,700
                                                               ----------
OIL--INTERNATIONAL (0.6%)
BP Amoco PLC ........................     11,100                  199,087
Elf Aquitaine SA ....................      1,090                  160,155
Orogen Minerals Ltd. ................      5,160                    5,580
Repsol SA ...........................      4,230                   86,480
Total Fina SA - B ...................      2,881                  372,143
Total Fina SA (ADR) .................     27,500                1,772,031
                                                               ----------
                                                                2,595,476
                                                               ----------
OIL--SUPPLIES & CONSTRUCTION (0.2%)
Noble Drilling Corp.* ...............     34,500                  679,219
Woodside Petroleum Ltd. .............     15,400                  103,883
                                                               ----------
                                                                  783,102
                                                               ----------
  TOTAL ENERGY (1.3%) ...............                           5,726,278
                                                               ----------


-------------------------------------------------------------------------
                                          NUMBER                 VALUE
                                         OF SHARES             (NOTE 1)
-------------------------------------------------------------------------
TECHNOLOGY
ELECTRONICS (3.0%)
ABB AB (B Shares) ...................      9,500               $  126,196
Cisco Systems, Inc.* ................     58,600                3,779,700
Hoya Corp. ..........................      3,000                  169,521
Infosys Technologies Ltd.
  (ADR) .............................      5,100                  295,800
Intel Corp. .........................     42,600                2,534,700
Micron Technology, Inc.* ............      5,000                  201,563
Rohm Co. Ltd. .......................      1,000                  156,780
Sanmina Corp.* ......................     11,500                  872,562
Seagate Technology, Inc.* ...........     27,200                  697,000
Solectron Corp.* ....................     48,600                3,241,012
Sterling Commerce, Inc.* ............     12,500                  456,250
TDK Corp. ...........................      3,000                  274,758
Tokyo Electron Ltd. .................      4,000                  271,697
                                                               ----------
                                                               13,077,539
                                                               ----------
OFFICE EQUIPMENT (1.0%)
Canon, Inc. .........................      6,000                  172,747
Dell Computer Corp.* ................     71,000                2,627,000
International Business Machines
  Corp. .............................     13,000                1,680,250
                                                               ----------
                                                                4,479,997
                                                               ----------
OFFICE EQUIPMENT SERVICES (1.7%)
Electronic Data Systems Corp. .......     17,000                  961,563
First Data Corp. ....................     45,900                2,246,231
Fiserv, Inc.* .......................     14,950                  468,122
Fuji Soft ABC, Inc. .................        240                   14,296
McKesson HBOC, Inc. .................     17,113                  549,755
Microsoft Corp.* ....................     30,400                2,741,700
Misys PLC ...........................     14,000                  119,919
                                                               ----------
                                                                7,101,586
                                                               ----------
TELECOMMUNICATIONS (3.3%)
Cable & Wireless PLC (ADR) ..........     10,000                  396,250
China Telecom (Hong Kong)
  Ltd. ..............................     84,000                  233,324
Clearnet Communications, Inc.
  (Class A)* ........................     29,000                  404,188
Equant N.V.* ........................      3,880                  365,205
Global TeleSystems Group, Inc.*......     26,842                2,174,202
Korea Telecom Corp. (ADR)* ..........      7,737                  309,480
Lucent Technologies, Inc. ...........     27,290                1,840,369
Mannesmann AG .......................      2,890                  432,688
MCI WorldCom, Inc.* .................     24,700                2,130,375
Millicom International Cellular
  SA* ...............................      1,800                   56,700
Nextel Communications, Inc.
  (Class A)* ........................     20,000                1,003,750
Nokia Oyj ...........................     12,600                1,105,857
NTL, Inc.* ..........................     15,300                1,318,669
NTT Mobile Communications
  Network, Inc. .....................         30                  407,049
Orange PLC* .........................     43,150                  633,027
RCN Corp.* ..........................      5,000                  208,125
SK Telecom Co. Ltd. (ADR) ...........     16,473                  280,040
SmarTone Telecommunications
  Holdings Ltd. .....................     38,000                  135,184
Telstra Corp. Ltd. ..................     23,300                  133,006
United Pan-Europe
  Communications N.V.* ..............      7,770                  422,004

THE HUDSON RIVER TRUST
ALLIANCE CONSERVATIVE INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1999 (Unaudited)


-------------------------------------------------------------------------
                                            NUMBER               VALUE
                                           OF SHARES           (NOTE 1)
-------------------------------------------------------------------------
Vodafone AirTouch PLC ..............            14,600        $   287,887
                                                              -----------
                                                               14,277,379
                                                              -----------
  TOTAL TECHNOLOGY (9.0%) ..........                           38,936,501
                                                              -----------
DIVERSIFIED
MISCELLANEOUS (0.6%)
Suez Lyonnaise des Eaux ............               400             72,237
Tyco International Ltd. ............            25,400          2,406,650
                                                              -----------
  TOTAL DIVERSIFIED (0.6%) .........                            2,478,887
                                                              -----------
TOTAL COMMON STOCKS AND OTHER
  INVESTMENTS (32.0%)
  (Cost $103,991,594)...............                          138,783,370
                                                              -----------
PREFERRED STOCKS:
BUSINESS SERVICES (0.0%)
PRINTING, PUBLISHING &
  BROADCASTING
ProSieben Media AG .................             1,600             73,848
                                                              -----------
CONSUMER CYCLICALS (0.0%)
RETAIL--GENERAL
Hornbach Holding AG ................               920             39,422
                                                              -----------
TOTAL PREFERRED STOCKS (0.0%)
  (Cost $148,800) ..................                              113,270
                                                              -----------
                                             PRINCIPAL
                                              AMOUNT
                                              ------
LONG-TERM DEBT SECURITIES:
BUSINESS SERVICES (1.4%)
PRINTING, PUBLISHING &
  BROADCASTING
Time Warner Entertainment Co.
  8.375%, 03/15/23 .................        $5,625,000          6,092,831
                                                              -----------
CONSUMER CYCLICALS
AUTO RELATED (1.2%)
Enterprise Rent-A-Car USA
  Finance Co.
  6.8%, 02/15/08+ ..................         5,500,000          5,195,300
                                                              -----------
AUTOS & TRUCKS (1.3%)
Ford Motor Co.
  6.375%, 02/01/29 .................         6,400,000          5,560,595
                                                              -----------
  TOTAL CONSUMER CYCLICALS (2.5%)                              10,755,895
                                                              -----------
CREDIT SENSITIVE
ASSET BACKED (2.0%)
Capital Auto Receivables Asset
  Trust
  Series 1999-1, Class A2
 5.58%, 06/15/02 ...................         5,500,000          5,450,170
Carco Auto Loan Master Trust
  Series 1998-1, Class A2
 4.9825%, 06/15/05 .................         3,280,000          3,262,058
                                                              -----------
                                                                8,712,228
                                                              -----------
BANKS (1.1%)
First Union Corp.
  6.55%, 10/15/35 ..................         3,110,000          3,080,175
St. George Bank Ltd.
  7.15%, 10/15/05+ .................         2,000,000          1,971,420
                                                              -----------
                                                                5,051,595
                                                              -----------


-------------------------------------------------------------------------
                                      PRINCIPAL          VALUE
                                        AMOUNT         (NOTE 1)
-------------------------------------------------------------------------
FINANCIAL SERVICES (2.5%)
Household Finance Corp.
  6.5%, 11/15/08 ................   $6,125,000      $ 5,813,409
Morgan Stanley Dean Witter &
  Co.
  5.625%, 01/20/04 ..............    5,100,000        4,915,584
                                                    -----------
                                                     10,728,993
                                                    -----------
MORTGAGE RELATED (21.6%)
Federal National Mortgage
  Association:
  6.0%, 11/01/10 ................   10,767,966       10,400,219
  7.0%, 04/01/12 ................    5,024,688        5,046,897
  7.0%, 05/01/26 ................    1,441,991        1,425,321
  7.0%, 09/01/27 ................    1,702,567        1,682,868
  6.5%, 03/01/28 ................    1,826,808        1,766,947
  7.0%, 05/01/28 ................    2,144,685        2,123,047
  6.5%, 09/01/28 ................    2,138,193        2,068,129
  6.5%, 10/01/28 ................    1,938,774        1,875,245
  8.0%, 11/01/28 ................    2,004,953        2,059,448
  8.0%, 12/01/28 ................    3,260,289        3,345,725
  6.0%, 01/01/29 ................    4,102,256        3,860,883
  6.0%, 03/01/29 ................    5,321,452        5,008,343
  7.5%, 03/01/29 ................    4,542,683        4,594,193
  7.5%, 04/01/29 ................    3,727,577        3,769,844
  6.5%, 06/01/29 ................    7,000,000        6,770,624
  7.0%, 06/01/29 ................    6,800,000        6,728,036
  8.0%, 06/01/29 ................    2,000,200        2,052,121
Government National Mortgage
  Association:
  7.0%, 12/15/25 ................    9,019,349        8,912,650
  7.0%, 07/15/27 ................    1,746,829        1,726,164
  7.0%, 02/15/28 ................    6,024,715        5,953,443
  6.5%, 03/15/28 ................    1,498,103        1,444,131
  6.5%, 05/15/28 ................      182,305          175,737
  6.5%, 07/15/28 ................    1,172,763        1,130,512
  6.5%, 03/15/29 ................    7,247,621        6,986,511
Prudential Securities Secured
  Financing
 Series 1999-NRF1, Class A2
  6.48%, 01/15/09 ...............    3,000,000        2,896,890
                                                    -----------
                                                     93,803,928
                                                    -----------
UTILITY--ELECTRIC (0.8%)
Texas Utilities (Series C)
  6.375%, 01/01/08 ..............    3,600,000        3,429,515
                                                    -----------
U.S. GOVERNMENT (17.6%)
U.S. Treasury:
  6.75% Note, 04/30/00 ..........    4,000,000        4,047,500
  6.0% Note, 08/15/00 ...........   20,000,000       20,125,000
  6.25% Note, 04/30/01 ..........    9,500,000        9,615,786
  6.5% Note, 08/31/01 ...........    7,100,000        7,233,125
  7.25% Note, 05/15/04 ..........   11,200,000       11,882,506
  8.125% Bond, 08/15/19 .........    6,570,000        7,935,312
  6.125% Bond, 11/15/27 .........    9,240,000        9,153,375
  5.25% Bond, 11/15/28 ..........    2,650,000        2,345,250
  5.25% Bond, 02/15/29 ..........    4,615,000        4,141,962
                                                    -----------
                                                     76,479,816
                                                    -----------
  TOTAL CREDIT SENSITIVE (45.6%)                    198,206,075
                                                    -----------

THE HUDSON RIVER TRUST
ALLIANCE CONSERVATIVE INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 1999 (Unaudited)


-------------------------------------------------------------
                                    PRINCIPAL        VALUE
                                      AMOUNT        (NOTE 1)
-------------------------------------------------------------
ENERGY (1.0%)
RAILROADS
Union Pacific Corp.
  6.625%, 02/01/29 ..............  $ 4,845,000   $  4,244,303
                                                 ------------
TOTAL LONG-TERM DEBT SECURITIES (50.5%)
  (Amortized Cost $225,444,763)..                 219,299,104
                                                 ------------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES
Federal Home Loan Bank
  4.6%, due 07/01/99 ............   60,800,000     60,800,000
Federal Home Loan Mortgage
  Corp.
  4.81%, due 07/14/99 ...........   11,146,000     11,126,680
                                                 ------------
  TOTAL U.S. GOVERNMENT AGENCIES (16.6%)           71,926,680
                                                 ------------
TOTAL SHORT-TERM DEBT SECURITIES (16.6%)
  (Amortized Cost $71,926,680)...                  71,926,680
                                                 ------------
TOTAL INVESTMENTS (99.1%)
  (Cost/Amortized Cost $401,511,837)              430,122,424
OTHER ASSETS
  LESS LIABILITIES (0.9%) .......                   3,920,499
                                                 ------------
NET ASSETS (100.0%) .............                $434,042,923
                                                 ============


DISTRIBUTION OF INVESTMENTS BY GLOBAL REGION
As a Percentage of Total Investments
Australia ..................................       0.6%
Canada. ....................................       0.1
France .....................................       1.0
Germany ....................................       0.2
Japan ......................................       1.2
Latin America ..............................       0.4
Netherlands ................................       0.4
Scandinavia. ...............................       0.4
Southeast Asia .............................       0.6
Spain ......................................       0.2
Switzerland ................................       0.2
United Kingdom .............................       1.5
United States**. ...........................      93.0
Other European Countries ...................       0.2
                                                 -----
                                                 100.0%
                                                 =====







----------
*     Non-income producing.

**    Includes Short-Term Debt Securities of 16.6%.

+ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 1999, these securities amounted to $7,166,720 or 1.7% of net assets.

(a)   Fair value security.

      Glossary:
      ADR--American Depository Receipt
      GDR--Global Depository Receipt


                       See Notes to Financial Statements.

THE HUDSON RIVER TRUST
ALLIANCE BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1999 (Unaudited)




--------------------------------------------------------------------------------
                                               NUMBER                  VALUE
                                             OF SHARES                (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS AND OTHER
  INVESTMENTS:
BASIC MATERIALS
CHEMICALS (0.1%)
Georgia Gulf Corp. ........................   136,000               $  2,295,000
                                                                    ------------
CHEMICALS--SPECIALTY (0.2%)
Lyondell Chemical Co. .....................   120,000                  2,475,000
                                                                    ------------
METALS & MINING (0.0%)
Nord Resources Corp.* .....................    27,939                     15,715
Randgold Resources Ltd.
  (GDR)* ..................................    30,300                    121,200
                                                                    ------------
                                                                         136,915
                                                                    ------------
STEEL (0.0%)
NatSteel Ltd. .............................   220,000                    385,115
                                                                    ------------
  TOTAL BASIC MATERIALS (0.3%) ............                            5,292,030
                                                                    ------------
BUSINESS SERVICES
PRINTING, PUBLISHING &
  BROADCASTING (3.7%)
AT&T Corp.--Liberty Media
  Group--A* ...............................   467,066                 17,164,675
Cablevision Systems Corp.
  (Class A) ...............................    98,000                  6,860,000
CBS Corp.* ................................    69,000                  2,997,188
Chancellor Media Corp.* ...................   104,600                  5,766,075
Clear Channel Communications,
  Inc.* ...................................    80,900                  5,577,044
Comcast Corp. (Class A) SPL ...............    76,000                  2,921,250
Gannett Co., Inc. .........................    86,900                  6,202,487
MediaOne Group, Inc.* .....................    63,200                  4,700,500
New Straits Times Press
  BHD(b) ..................................    65,000                    133,235
Nippon Television Network
  Corp. ...................................       960                    397,121
Reuters Group PLC .........................    20,000                    263,278
Time Warner, Inc. .........................   181,500                 13,340,250
United News & Media PLC ...................   419,100                  4,032,795
USA Networks, Inc.* .......................    35,600                  1,428,450
Wolters Kluwer N.V. .......................    80,000                  3,188,502
                                                                    ------------
                                                                      74,972,850
                                                                    ------------
PROFESSIONAL SERVICES (0.3%)
Cap Gemini SA .............................     6,000                    944,160
Nielsen Media Research, Inc.* .............   160,000                  4,680,000
Securitas AB (B Shares) ...................    30,000                    449,876
                                                                    ------------
                                                                       6,074,036
                                                                    ------------
TRUCKING, SHIPPING (0.1%)
Frontline Ltd.--Warrants
  (expire 05/11/01)* ......................    26,628                          0
OMI Corp.* ................................   835,000                  1,722,187
                                                                    ------------
                                                                       1,722,187
                                                                    ------------
  TOTAL BUSINESS SERVICES (4.1%)...........                           82,769,073
                                                                    ------------
CAPITAL GOODS
AEROSPACE (0.4%)
British Aerospace PLC .....................   315,000                  2,045,987
General Motors Corp.
  (Class H)* ..............................    59,900                  3,369,375
Loral Space & Communications*..............   120,000                  2,160,000
                                                                    ------------
                                                                       7,575,362
                                                                    ------------



--------------------------------------------------------------------------------
                                               NUMBER                  VALUE
                                             OF SHARES                (NOTE 1)
--------------------------------------------------------------------------------
BUILDING & CONSTRUCTION (0.6%)
ABB AG ....................................     1,100               $  1,630,470
American Standard Companies,
  Inc.* ...................................   128,600                  6,172,800
CRH PLC ...................................   100,000                  1,772,796
Sekisui House Ltd. ........................    64,000                    691,520
Technip SA ................................    15,350                  1,724,434
                                                                    ------------
                                                                      11,992,020
                                                                    ------------
BUILDING MATERIALS & FOREST
  PRODUCTS (0.5%)
Compagnie de St. Gobain ...................    16,000                  2,552,453
Louisiana-Pacific Corp. ...................    20,000                    475,000
Martin Marietta Materials, Inc. ...........   120,000                  7,080,000
                                                                    ------------
                                                                      10,107,453
                                                                    ------------
ELECTRICAL EQUIPMENT (1.2%)
General Electric Co. ......................   189,000                 21,357,000
Johnson Electric Holdings Ltd. ............   500,000                  2,062,308
Schneider SA ..............................    14,300                    803,976
                                                                    ------------
                                                                      24,223,284
                                                                    ------------
MACHINERY (1.2%)
AlliedSignal, Inc. ........................   123,000                  7,749,000
Schindler Holding AG
  Participating Certificate ...............       915                  1,403,429
United Technologies Corp. .................   209,700                 15,032,869
Valmet Oyj ................................    17,400                    197,629
                                                                    ------------
                                                                      24,382,927
                                                                    ------------
  TOTAL CAPITAL GOODS (3.9%) ..............                           78,281,046
                                                                    ------------
CONSUMER CYCLICALS
AIRLINES (0.8%)
Alaska Air Group, Inc.* ...................    40,000                  1,670,000
British Airways PLC .......................   404,000                  2,789,756
Continental Airlines, Inc.
  (Class B)* ..............................   160,000                  6,020,000
Northwest Airlines Corp.* .................   100,000                  3,250,000
UAL Corp.* ................................    30,000                  1,950,000
                                                                    ------------
                                                                      15,679,756
                                                                    ------------
APPAREL, TEXTILE (0.0%)
Unifi, Inc.* ..............................     4,800                    102,000
                                                                    ------------
AUTO RELATED (0.2%)
AutoNation, Inc.* .........................    60,000                  1,068,750
Budget Group, Inc. (Class A)* .............    10,000                    123,125
DaimlerChrysler AG ........................    30,000                  2,623,699
                                                                    ------------
                                                                       3,815,574
                                                                    ------------
AUTOS & TRUCKS (0.1%)
UMW Holdings BHD(b) .......................   170,000                    344,431
Valeo SA ..................................    24,000                  1,982,488
                                                                    ------------
                                                                       2,326,919
                                                                    ------------
FOOD SERVICES, LODGING (0.5%)
Compass Group PLC .........................    90,000                    893,001
Starbucks Corp.* ..........................   193,400                  7,264,587
U.S. Foodservice* .........................    55,000                  2,344,375
                                                                    ------------
                                                                      10,501,963
                                                                    ------------
HOUSEHOLD FURNITURE, APPLIANCES (0.5%)
Newell Rubbermaid, Inc. ...................   232,881                 10,828,967
                                                                    ------------
LEISURE RELATED (1.6%)
Berjaya Sports Toto BHD(b) ................   140,000                    291,943

THE HUDSON RIVER TRUST
ALLIANCE BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1999 (Unaudited)




-------------------------------------------------------------------------
                                           NUMBER                VALUE
                                         OF SHARES              (NOTE 1)
-------------------------------------------------------------------------
Carnival Corp. (Class A) ...........       197,400           $  9,573,900
Cyrk, Inc.* ........................       219,700              1,331,931
Harley-Davidson, Inc. ..............       160,400              8,721,750
Hasbro, Inc. .......................        30,000                838,125
MGM Grand, Inc.* ...................       120,000              5,880,000
Royal Caribbean Cruises Ltd. .......        84,000              3,675,000
SHIMANO, INC. ......................        55,000              1,303,674
                                                             ------------
                                                               31,616,323
                                                             ------------
PHOTO & OPTICAL (0.1%)
Fuji Photo Film Co. ................        50,000              1,894,598
                                                             ------------
RETAIL--GENERAL (3.1%)
Bed Bath & Beyond, Inc.* ...........        50,000              1,925,000
Castorama Dubois ...................         8,000              1,899,884
Circuit City Stores-Circuit City
  Group ............................       103,100              9,588,300
Genesis Direct, Inc.* ..............        94,400                177,000
Home Depot, Inc. ...................       141,568              9,122,288
Kingfisher PLC .....................       152,326              1,754,105
Kohl's Corp.* ......................       124,000              9,571,250
Koninklijke Ahold NV ...............        75,000              2,586,527
Limited, Inc. ......................       277,500             12,591,563
Next PLC ...........................       213,000              2,588,874
Wal-Mart Stores, Inc. ..............       230,300             11,111,975
                                                             ------------
                                                               62,916,766
                                                             ------------
  TOTAL CONSUMER CYCLICALS (6.9%)                             139,682,866
                                                             ------------
CONSUMER NONCYCLICALS
BEVERAGES (0.6%)
Coca-Cola Enterprises, Inc. ........       346,500             10,308,375
Diageo PLC .........................        80,000                836,054
Fomento Economico Mexico
  (ADR) ............................        20,000                797,500
                                                             ------------
                                                               11,941,929
                                                             ------------
CONTAINERS (0.4%)
Sealed Air Corp.* ..................       131,400              8,524,575
                                                             ------------
DRUGS (2.8%)
Banyu Pharmaceutical Co. Ltd. ......       110,000              1,820,137
Biogen, Inc.* ......................        59,000              3,794,438
Bristol-Myers Squibb Co. ...........       256,000             18,032,000
Human Genome Sciences, Inc.* .......        60,600              2,393,700
Millennium Pharmaceuticals,
  Inc.* ............................        85,000              3,060,000
Novartis AG ........................           900              1,316,621
Sanofi-Synthelabo SA* ..............        36,000              1,529,613
Santen Pharmaceutical Co. Ltd. .....       112,000              2,159,014
Schering-Plough Corp. ..............       318,600             16,885,800
Takeda Chemical Industries .........        50,000              2,320,675
Yamanouchi Pharmaceutical Co.
  Ltd. .............................       102,000              3,907,173
                                                             ------------
                                                               57,219,171
                                                             ------------
FOODS (0.2%)
Ajinomoto Co., Inc. ................       150,000              1,712,584
Tyson Foods, Inc. (Class A) ........       116,200              2,614,500
                                                             ------------
                                                                4,327,084
                                                             ------------
HOSPITAL SUPPLIES & SERVICES (1.2%)
Columbia/HCA Healthcare
  Corp. ............................       150,000              3,421,875


-------------------------------------------------------------------------
                                           NUMBER                VALUE
                                         OF SHARES              (NOTE 1)
-------------------------------------------------------------------------
Health Management Associates,
  Inc. (Class A)* ..................       130,000           $  1,462,500
HEALTHSOUTH Corp.* .................        50,000                746,875
Medtronic, Inc. ....................       165,700             12,903,888
PT Tempo Scan Pacific ..............       206,000                 85,523
Sun International Hotels Ltd.* .....        65,300              2,922,175
Tenet Healthcare Corp.* ............       164,300              3,049,819
                                                             ------------
                                                               24,592,655
                                                             ------------
RETAIL--FOOD (1.2%)
Delhaize-Le Lion SA ................        18,800              1,602,449
Familymart Co. .....................        30,200              1,386,697
Food Lion, Inc. (Class A) ..........       274,400              3,258,500
Kroger Co.* ........................       426,890             11,926,239
Safeway, Inc.* .....................       121,225              6,000,638
                                                             ------------
                                                               24,174,523
                                                             ------------
SOAPS & TOILETRIES (0.4%)
Benckiser NV (B Shares) ............        28,000              1,496,159
Gillette Co. .......................        53,650              2,199,650
Kao Corp. ..........................       133,000              3,741,209
                                                             ------------
                                                                7,437,018
                                                             ------------
TOBACCO (1.0%)
Japan Tobacco, Inc. ................           150              1,662,944
Loews Corp. ........................        12,000                949,500
Philip Morris Cos., Inc. ...........       276,500             11,111,844
Seita ..............................        42,700              2,469,024
Tabacalera SA--A ...................       154,000              3,116,638
                                                             ------------
                                                               19,309,950
                                                             ------------
  TOTAL CONSUMER NONCYCLICALS (7.8%)
                                                              157,526,905
                                                             ------------
CREDIT SENSITIVE
BANKS (3.8%)
Allied Irish Bank ..................        30,000                397,520
Banca Nazionale del Lavoro
  (BNL) ............................        20,000                 51,834
Banco Santander Central
  Hispano SA .......................       188,400              1,964,769
Bangkok Bank Public Co. Ltd.*.......        20,000                 74,827
Bank of America Corp. ..............       237,000             17,375,062
Bank of Ireland ....................        60,000              1,009,830
Bank of Scotland ...................       120,000              1,590,081
Bank of Tokyo-Mitsubishi Ltd. ......        90,000              1,282,949
Bank One Corp. .....................       208,500             12,418,781
Banque Nationale de Paris ..........        23,700              1,977,284
Barclays PLC .......................        18,000                524,159
Citigroup, Inc. ....................       496,700             23,593,250
ForeningsSparbanken AB .............        54,450                771,520
Istituto Bancario San Paolo di
  Torino Spa .......................        35,511                484,001
National Australia Bank Ltd. .......        45,000                741,825
National Bank of Canada ............        30,000                392,782
Nordbanken Holding AB ..............        20,000                117,369
PT Bank Dagang Nasional
  Indonesia Tbk* ...................     1,230,000                      0
Royal Bank of Scotland Group
  PLC ..............................       116,000              2,364,173
Shizuoka Bank Ltd. .................        25,000                249,442
Societe Generale (Class A) .........        16,600              2,929,271
Standard Chartered PLC .............        55,000                898,837
Thai Farmers Bank Public Co.--
  Warrants (expire 09/15/02)* ......         2,875                    678

THE HUDSON RIVER TRUST
ALLIANCE BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1999 (Unaudited)




--------------------------------------------------------------------------------
                                                 NUMBER                VALUE
                                               OF SHARES              (NOTE 1)
--------------------------------------------------------------------------------
UBS AG--Registered ........................     6,400               $  1,913,772
Unicredito Italiano Spa ...................   610,500                  2,685,373
United Overseas Bank Ltd. .................     4,000                     27,961
                                                                    ------------
                                                                      75,837,350
                                                                    ------------
FINANCIAL SERVICES (3.4%)
A.G. Edwards, Inc. ........................    50,000                  1,612,500
Acom Co. Ltd. .............................    20,000                  1,729,130
Associates First Capital Corp.
  (Class A) ...............................   336,500                 14,911,156
Credit Saison Co. .........................    62,000                  1,297,758
Irish Life & Permanent PLC ................    60,850                    644,012
Legg Mason, Inc. ..........................    40,000                  1,540,000
MBIA, Inc. ................................    79,900                  5,173,525
MBNA Corp. ................................   700,000                 21,437,500
Merrill Lynch & Co., Inc. .................    59,000                  4,716,313
Morgan Stanley Dean Witter &
  Co. .....................................    91,000                  9,327,500
Peregrine Investment Holdings
  Ltd.* ...................................   472,000
Radian Group, Inc. ........................   133,800                  6,531,113
Takefuji Corp. ............................     6,000                    620,998
Worms Et Compagnie* .......................     2,500                    118,510
                                                                    ------------
                                                                      69,660,015
                                                                    ------------
INSURANCE (1.2%)
Ace Ltd. ..................................     5,000                    141,250
American International Group,
  Inc. ....................................    68,000                  7,960,250
CGU PLC ...................................   125,000                  1,807,179
CNA Financial Corp.* ......................    10,000                    403,125
Everest Reinsurance Holdings,
  Inc. ....................................   115,000                  3,751,875
Gallagher (Arthur J.) & Co. ...............    50,000                  2,475,000
ING Groep N.V. ............................    54,000                  2,927,267
Royal & Sun Alliance Insurance
  Group PLC ...............................   214,396                  1,924,367
Sampo Insurance Co. (A Shares).............    22,000                    638,320
UnumProvident Corp. .......................    48,000                  2,628,000
                                                                    ------------
                                                                      24,656,633
                                                                    ------------
REAL ESTATE (0.2%)
Boston Properties, Inc. ...................    30,000                  1,076,250
Cheung Kong Holdings Ltd. .................    40,000                    355,748
China Resources Enterprise Ltd.............   440,000                    776,974
City Developments Ltd. ....................     4,000                     25,612
Slough Estates PLC ........................   140,700                    799,016
                                                                    ------------
                                                                       3,033,600
                                                                    ------------
UTILITY--ELECTRIC (0.6%)
AES Corp.* ................................   114,200                  6,637,875
Electricidade de Portugal SA ..............     5,000                     90,141
Endesa SA .................................   120,000                  2,562,366
Fortum Oyj ................................    44,938                    217,618
Korea Electric Power Corp.
  (ADR) ...................................   100,000                  2,050,000
                                                                    ------------
                                                                      11,558,000
                                                                    ------------
UTILITY--GAS (0.0%)
Anglian Water PLC (B Shares) ..............   128,600                     93,316
                                                                    ------------

--------------------------------------------------------------------------------
                                                 NUMBER                VALUE
                                               OF SHARES              (NOTE 1)
--------------------------------------------------------------------------------
UTILITY--TELEPHONE (0.5%)
AT&T Corp. ................................        40               $      2,253
British Telecommunications PLC.............   129,600                  2,173,186
Sprint Corp. (FON Group) ..................    92,800                  4,901,000
Telecom Italia Spa ........................   110,800                    601,776
Telefonica SA* ............................    51,816                  2,499,097
Telekom Malaysia BHD(b) ...................    38,500                    129,550
                                                                    ------------
                                                                      10,306,862
                                                                    ------------
  TOTAL CREDIT SENSITIVE (9.7%) ...........                          195,145,776
                                                                    ------------
ENERGY
OIL--DOMESTIC (0.4%)
Kerr-McGee Corp. ..........................    59,300                  2,976,119
Louis Dreyfus Natural Gas
  Corp.* ..................................   150,000                  3,234,375
Tom Brown, Inc.* ..........................   141,000                  2,194,312
                                                                    ------------
                                                                       8,404,806
                                                                    ------------
OIL--INTERNATIONAL (0.9%)
BP Amoco PLC ..............................    48,700                    873,470
ENI Spa ...................................   300,000                  1,793,532
Gulf Indonesia Resources Ltd.* ............    17,900                    205,850
Repsol SA .................................    41,850                    855,598
Total Fina SA--B ..........................    22,234                  2,871,999
Total Fina SA (ADR) .......................   183,000                 11,792,063
                                                                    ------------
                                                                      18,392,512
                                                                    ------------
OIL--SUPPLIES & CONSTRUCTION (0.3%)
Noble Drilling Corp.* .....................   262,700                  5,171,906
Stolt Comex Seaway S.A.
  (ADR)* ..................................    50,000                    537,500
Woodside Petroleum Ltd. ...................   120,000                    809,480
                                                                    ------------
                                                                       6,518,886
                                                                    ------------
  TOTAL ENERGY (1.6%) .....................                           33,316,204
                                                                    ------------
TECHNOLOGY
ELECTRONICS (4.6%)
Alps Electric Co. Ltd. ....................    54,000                  1,266,567
Cisco Systems, Inc.* ......................   382,000                 24,639,000
CMG PLC* ..................................    36,000                    942,691
Intel Corp. ...............................   269,200                 16,017,400
Micron Technology, Inc.* ..................    50,000                  2,015,625
Sanmina Corp.*+ ...........................   154,900                 11,753,038
Seagate Technology, Inc.* .................   189,600                  4,858,500
Solectron Corp.*+ .........................   392,832                 26,197,002
The Swatch Group AG .......................     9,050                  1,294,773
Tokyo Electron Ltd. .......................    50,000                  3,396,211
                                                                    ------------
                                                                      92,380,807
                                                                    ------------
OFFICE EQUIPMENT (2.2%)
Canon, Inc. ...............................    74,000                  2,130,554
Ceridian Corp.* ...........................   235,100                  7,684,831
Dell Computer Corp.* ......................   467,000                 17,279,000
International Business Machines
  Corp. ...................................    86,800                 11,218,900
Policy Management Systems
  Corp.* ..................................   213,600                  6,408,000
                                                                    ------------
                                                                      44,721,285
                                                                    ------------
OFFICE EQUIPMENT SERVICES (2.6%)
Electronic Data Systems Corp. .............   121,000                  6,844,062

THE HUDSON RIVER TRUST
ALLIANCE BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1999 (Unaudited)




-----------------------------------------------------------------------------
                                          NUMBER                   VALUE
                                        OF SHARES                 (NOTE 1)
-----------------------------------------------------------------------------
First Data Corp. .....................   306,000               $   14,974,875
Fiserv, Inc.* ........................    95,000                    2,974,688
McKesson HBOC, Inc. ..................   110,000                    3,533,750
Microsoft Corp.* .....................   195,200                   17,604,600
Misys PLC ............................   269,000                    2,304,150
Novell, Inc.* ........................   200,000                    5,300,000
                                                               --------------
                                                                   53,536,125
                                                               --------------
TELECOMMUNICATIONS (4.8%)
Cable & Wireless PLC (ADR) ...........    70,000                    2,773,750
China Telecom (Hong Kong)
  Ltd. ...............................   300,000                      833,301
Clearnet Communications, Inc.
  (Class A)* .........................   170,000                    2,369,375
Energis PLC ..........................    40,000                      954,680
Equant N.V.* .........................    10,000                      941,250
Equant N.V.--New York
  Registered Shares* .................    20,000                    1,846,192
Global TeleSystems Group, Inc.*.......   189,000                   15,309,000
Helsinki Telephone Corp. .............     8,300                      394,226
Hyperion Telecommunications,
  Inc. (Class A)* ....................   148,800                    2,799,300
Intermedia Communications,
  Inc. ...............................       131                        3,930
Keppel Telecommunications &
  Transportation Ltd. ................   193,000                      272,094
Korea Telecom Corp. (ADR)* ...........    22,271                      890,840
Lucent Technologies, Inc. ............   183,800                   12,395,012
Mannesmann AG ........................    21,000                    3,144,102
MCI WorldCom, Inc.* ..................   168,800                   14,559,000
Millicom International Cellular
  SA* ................................    40,000                    1,260,000
Nextel Communications, Inc.
  (Class A)* .........................   120,000                    6,022,500
Nokia Oyj ............................    81,400                    7,144,185
NTL, Inc.* ...........................    75,200                    6,481,300
NTT Mobile Communications
  Network, Inc. ......................       300                    4,030,777
Orange PLC* ..........................   217,000                    3,183,475
Pacific Internet Ltd.* ...............     4,400                      208,450
RCN Corp.* ...........................    35,000                    1,456,875
SK Telecom Co. Ltd. (ADR) ............       681                       11,578
SmarTone Telecommunications
  Holdings Ltd. ......................   300,000                    1,067,244
Telstra Corp. Ltd. ...................   352,000                    2,009,366
United Pan-Europe
  Communications N.V.* ...............    30,400                    1,651,082
Vodafone AirTouch PLC ................   140,000                    2,760,557
WinStar Communications, Inc.* ........     1,424                       69,420
                                                               --------------
                                                                   96,842,861
                                                               --------------
  TOTAL TECHNOLOGY (14.2%) ...........                            287,481,078
                                                               --------------
DIVERSIFIED
MISCELLANEOUS (1.1%)
Citic Pacific Ltd. ...................   400,000                    1,276,053
Suez Lyonnaise des Eaux ..............     7,000                    1,264,146
Tomkins PLC ..........................   300,000                    1,301,405
Tyco International Ltd. ..............   186,000                   17,623,500
Vivendi--Rights* .....................    15,600                       18,363
                                                               --------------
  TOTAL DIVERSIFIED (1.1%) ...........                             21,483,467
                                                               --------------


-----------------------------------------------------------------------------
                                          NUMBER                    VALUE
                                        OF SHARES                 (NOTE 1)
-----------------------------------------------------------------------------
TOTAL COMMON STOCKS AND OTHER
  INVESTMENTS (49.6%)
  (Cost $751,683,813).................                         $1,000,978,445
                                                               --------------
PREFERRED STOCKS:
BUSINESS SERVICES
PRINTING, PUBLISHING &
  BROADCASTING (0.1%)
Chancellor Media Corp.
  7.0% Conv. .........................    11,500                    1,766,688
                                                               --------------
TRUCKING, SHIPPING (0.1%)
CNF Trust I
  5.0% Conv., Series A ...............    30,600                    1,748,025
                                                               --------------
  TOTAL BUSINESS SERVICES (0.2%) .....                              3,514,713
                                                               --------------
CONSUMER CYCLICALS
LEISURE RELATED (0.2%)
Royal Caribbean Cruises Ltd.
  7.25% Series A .....................    22,300                    3,038,375
                                                               --------------
RETAIL--GENERAL (0.0%)
Hornbach Holding AG ..................     8,010                      343,234
                                                               --------------
  TOTAL CONSUMER CYCLICALS (0.2%)                                   3,381,609
                                                               --------------
CONSUMER NONCYCLICALS (0.0%)
DRUGS
Alkermes, Inc.
  6.5% Conv. .........................    11,100                      532,106
                                                               --------------
CREDIT SENSITIVE (0.2%)
UTILITY--ELECTRIC
AES Trust I
  5.375% Conv., Series A .............    41,200                    3,409,300
                                                               --------------
TECHNOLOGY
ELECTRONICS (0.0%)
Times Mirror Co.
  4.25% Conv. ........................    11,900                    1,072,488
                                                               --------------
TELECOMMUNICATIONS (0.9%)
Adelphia Communications, Inc.
  5.5% Conv., Series D ...............    11,800                    2,280,350
Globalstar Telecommunications
  Ltd.
  8.0% Conv.+ ........................    18,400                    1,046,500
ICG Communications, Inc.
  6.75% Conv. ........................    24,200                    1,279,575
IXC Communications, Inc.:
  6.75% Conv. ........................    12,400                      468,100
  6.75% Conv.+ .......................    32,300                    1,219,325
Nextel Strypes Trust
  7.25% Conv. ........................   112,900                    4,741,800
Nextlink Communications:
  6.5% Conv.+ ........................     4,900                      449,575
  6.5% Conv. .........................    32,800                    3,009,400
WinStar Communications, Inc.
  7.0% Conv.+ ........................    64,100                    3,645,687
                                                               --------------
                                                                   18,140,312
                                                               --------------
  TOTAL TECHNOLOGY (0.9%) ............                             19,212,800
                                                               --------------
TOTAL PREFERRED STOCKS (1.5%)
  (Cost $25,529,737)..................                             30,050,528
                                                               --------------

THE HUDSON RIVER TRUST
ALLIANCE BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1999 (Unaudited)




-----------------------------------------------------------------------------
                                        PRINCIPAL                   VALUE
                                         AMOUNT                   (NOTE 1)
-----------------------------------------------------------------------------
LONG-TERM DEBT SECURITIES:
BUSINESS SERVICES
PRINTING, PUBLISHING &
  BROADCASTING (1.5%)
P-Com, Inc.:
  4.25% Conv., 11/01/02+ ............   $   690,000              $    393,300
  4.25% Conv., 11/01/02 .............       680,000                   387,600
Time Warner Entertainment Co.
  8.375%, 03/15/23 ..................    23,580,000                25,541,149
Time Warner, Inc.
  6.625%, 05/15/29 ..................     4,600,000                 4,052,094
                                                                 ------------
                                                                   30,374,143
                                                                 ------------
PROFESSIONAL SERVICES (0.1%)
Doubleclick, Inc.
  4.75% Conv., 03/15/06+ ............     1,285,000                 1,595,006
                                                                 ------------
  TOTAL BUSINESS SERVICES (1.6%).....                              31,969,149
                                                                 ------------
CONSUMER CYCLICALS
AUTOS & TRUCKS (1.0%)
Ford Motor Co.
  6.375%, 02/01/29 ..................    23,000,000                19,983,389
                                                                 ------------
LEISURE RELATED (0.1%)
CUC International, Inc.:
  3.0% Conv., 02/15/02+ .............       590,000                   564,187
  3.0% Conv., 02/15/02 ..............     1,180,000                 1,128,375
                                                                 ------------
                                                                    1,692,562
                                                                 ------------
RETAIL--GENERAL (0.1%)
Amazon.Com, Inc.
  4.75% Conv., 02/01/09+ ............     2,270,000                 2,201,900
                                                                 ------------
  TOTAL CONSUMER CYCLICALS (1.2%)                                  23,877,851
                                                                 ------------
CONSUMER NONCYCLICALS
DRUGS (0.3%)
MedImmune, Inc.:
  7.0% Conv., 07/01/03 ..............       765,000                 5,267,025
  7.0% Conv. Sub. Note,
     07/01/03+ ......................       210,000                 1,445,850
Quintiles Transnational Corp.
  4.25% Conv., 05/31/00 .............       450,000                   502,875
                                                                 ------------
                                                                    7,215,750
                                                                 ------------
HOSPITAL SUPPLIES & SERVICES (0.1%)
FPA Medical Management, Inc.
  6.5% Conv., 12/15/01(a) ...........     1,130,000                       113
RES-Care, Inc.:
  6.0% Conv., 12/01/04+ .............     1,095,000                 1,398,862
  6.0% Conv., 12/01/04 ..............       145,000                   185,238
Sunrise Assisted Living, Inc.
  5.5% Conv., 06/15/02 ..............       615,000                   681,881
                                                                 ------------
                                                                    2,266,094
                                                                 ------------
  TOTAL CONSUMER NONCYCLICALS (0.4%)                                9,481,844
                                                                 ------------
CREDIT SENSITIVE
ASSET BACKED (2.3%)
Capital Auto Receivables Asset
  Trust
  Series 1999-1, Class A2
  5.58%, 06/15/02 ...................    20,000,000                19,818,800


-----------------------------------------------------------------------------
                                           PRINCIPAL                VALUE
                                            AMOUNT                (NOTE 1)
-----------------------------------------------------------------------------
Carco Auto Loan Master Trust
 Series 1998-1, Class A2
  4.9825%, 06/15/05 .................   $15,930,000              $ 15,842,863
Citibank Credit Card Master
  Trust I
 Series 1999-2, Class A
  5.875%, 03/10/11 ..................    12,000,000                11,235,000
                                                                 ------------
                                                                   46,896,663
                                                                 ------------
BANKS (0.7%)
Citicorp
  6.375%, 11/15/08 ..................    15,000,000                14,230,050
                                                                 ------------
FINANCIAL SERVICES (1.6%)
Household Finance Corp.
  6.5%, 11/15/08 ....................    20,100,000                19,077,473
Merrill Lynch & Co., Inc.
  6.0%, 02/17/09 ....................    13,290,000                12,277,302
                                                                 ------------
                                                                   31,354,775
                                                                 ------------
MORTGAGE RELATED (15.0%)
Federal Home Loan Mortgage
  Corp.:
  GOLD 7.0%, 09/01/11 ...............    16,225,098                16,306,953
  GOLD 7.0%, 01/01/12 ...............     3,457,550                 3,474,994
Federal National Mortgage
  Association:
  7.0%, 05/01/26 ....................     4,598,781                 4,545,619
  7.0%, 09/01/27 ....................     1,645,815                 1,626,772
  7.0%, 10/01/27 ....................    15,401,538                15,246,152
  7.5%, 11/01/27 ....................    16,014,838                16,196,430
  7.0%, 01/01/28 ....................     7,174,219                 7,101,839
  6.5%, 03/01/28 ....................     5,480,425                 5,300,842
  6.5%, 07/01/28 ....................       391,864                   379,023
  6.5%, 09/01/28 ....................     5,701,850                 5,515,012
  6.5%, 10/01/28 ....................     5,771,075                 5,581,968
  8.0%, 11/01/28 ....................     7,572,586                 7,778,409
  8.0%, 12/01/28 ....................    12,405,003                12,730,076
  6.0%, 01/01/29 ....................    15,389,677                14,484,163
  6.0%, 03/01/29 ....................    20,146,669                18,961,260
  7.5%, 03/01/29 ....................     1,173,330                 1,186,634
  7.5%, 04/01/29 ....................    14,402,550                14,565,860
Government National Mortgage
Association:
  7.0%, 12/15/25 ....................       109,086                   107,795
  7.0%, 07/15/27 ....................     8,734,143                 8,630,819
  7.0%, 02/15/28 ....................    23,185,220                22,910,938
  6.5%, 03/15/28 ....................    11,525,501                11,110,272
  6.5%, 04/15/28 ....................     8,272,721                 7,974,680
  6.5%, 05/15/28 ....................     2,686,593                 2,589,803
  7.0%, 06/15/28 ....................        41,910                    41,414
  7.0%, 10/15/28 ....................        94,151                    93,038
  7.0%, 12/15/28 ....................    35,777,770                35,354,519
  6.5%, 03/15/29 ....................    54,704,625                52,733,782
Prudential Securities Secured
 Financing
  Series 1999-NRF1, Class A2
  6.48%, 01/15/09 ...................    11,000,000                10,621,930
                                                                 ------------
                                                                  303,150,996
                                                                 ------------

THE HUDSON RIVER TRUST
ALLIANCE BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1999 (Unaudited)

------------------------------------------------------------------------------
                                                PRINCIPAL             VALUE
                                                 AMOUNT             (NOTE 1)
------------------------------------------------------------------------------
UTILITY--ELECTRIC (0.8%)
Consolidated Edison, Inc.
 Series 98-A
  6.25%, 02/01/08 .........................   $15,780,000       $   15,266,519
                                                                --------------
U.S. GOVERNMENT (13.9%)
U.S. Treasury:
  6.75% Note, 04/30/00 ....................    11,175,000           11,307,703
  6.0% Note, 08/15/00 .....................    38,495,000           38,735,594
  6.25% Note, 04/30/01 ....................    31,200,000           31,580,265
  6.5% Note, 08/31/01 .....................    73,340,000           74,715,125
  7.25% Note, 05/15/04 ....................    11,800,000           12,519,068
  6.875% Note, 05/15/06 ...................    30,905,000           32,537,186
  8.125% Bond, 08/15/19 ...................    29,670,000           35,835,723
  6.125% Bond, 11/15/27 ...................    21,025,000           20,827,891
  5.25% Bond, 11/15/28 ....................     8,220,000            7,274,700
  5.25% Bond, 02/15/29 ....................    17,630,000           15,822,925
                                                                --------------
                                                                   281,156,180
                                                                --------------
  TOTAL CREDIT SENSITIVE (34.3%) ..........                        692,055,183
                                                                --------------
ENERGY
GAS (0.4%)
RAS Laffan Liquid Natural Gas
  8.294%, 03/15/14+ .......................     7,730,000            7,133,476
                                                                --------------
OIL--SUPPLIES & CONSTRUCTION (0.0%)
Diamond Offshore Drilling, Inc.
  3.75% Conv., 02/15/07 ...................       350,000              348,250
Nabors Industries, Inc.
  5.0% Conv., 05/15/06 ....................       350,000              473,375
                                                                --------------
                                                                       821,625
                                                                --------------
RAILROADS (0.4%)
Burlington Northern Santa Fe
  7.082%, 05/13/29 ........................     8,200,000            8,031,564
                                                                --------------
  TOTAL ENERGY (0.8%) .....................                         15,986,665
                                                                --------------
TECHNOLOGY
ELECTRONICS (1.2%)
America Online, Inc.
  4.0% Conv., 11/15/02 ....................       695,000            5,885,347
Amkor Technologies, Inc.
  5.75% Conv., 05/01/03 ...................     2,470,000            2,420,600
EMC Corp.
  3.25% Conv., 03/15/02 ...................       730,000            3,545,975
HNC Software, Inc.
  4.75% Conv., 03/01/03 ...................     1,175,000            1,148,563
Level One Communications, Inc.:
  4.0% Conv., 09/01/04+ ...................       790,000            1,541,487
  4.0% Conv., 09/01/04 ....................     1,045,000            2,039,056
LSI Logic Corp.
  4.25% Conv., 03/15/04+ ..................     2,345,000            3,801,831
Mindspring Enterprises, Inc.
  5.0% Conv., 04/15/06 ....................     1,040,000              981,500
Photronics, Inc.
  6.0% Conv., 06/01/04 ....................     1,840,000            2,007,900
Wind River Systems, Inc.
  5.0% Conv., 08/01/02+ ...................     1,100,000              957,000
                                                                --------------
                                                                    24,329,259
                                                                --------------


------------------------------------------------------------------------------
                                                PRINCIPAL             VALUE
                                                 AMOUNT             (NOTE 1)
------------------------------------------------------------------------------
TELECOMMUNICATIONS (0.7%)
At Home Corp.
  0.5246% Conv., 12/28/18+ ................   $ 1,585,000       $    1,258,094
CNET, Inc.
  5.0%, 03/01/06 ..........................       690,000            1,159,200
Comverse Technology, Inc.:
  5.75% Conv., 10/01/06 ...................     1,605,000            3,990,431
  5.75% Conv., 10/01/06+ ..................       805,000            2,001,431
Global TeleSystems Group, Inc.
  5.75% Conv., 07/01/10 ...................     3,265,000            5,183,188
Nextel Communications, Inc.
  4.75% Conv., 07/01/07+ ..................       940,000            1,142,100
NTL, Inc.
  7.0% Conv., 12/15/08 ....................       260,000              412,231
                                                                --------------
                                                                    15,146,675
                                                                --------------
  TOTAL TECHNOLOGY (1.9%) .................                         39,475,934
                                                                --------------
TOTAL LONG-TERM DEBT SECURITIES (40.2%)
 (Amortized Cost $815,377,450).............                        812,846,626
                                                                --------------
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER
BellSouth Corp.
  5.09%, due 07/29/99 .....................    15,000,000           14,940,850
Ford Motor Credit Co.
  5.75%, due 07/01/99 .....................    50,000,000           50,000,000
Teachers Insurance and Annuity
 Association
  5.22%, due 07/30/99 .....................    13,000,000           12,945,544
                                                                --------------
  TOTAL COMMERCIAL PAPER (3.9%)                                     77,886,394
                                                                --------------
TIME DEPOSITS (1.6%)
Societe Generale
  5.87%, due 07/01/99 .....................    33,200,000           33,200,000
                                                                --------------
U.S. GOVERNMENT AGENCIES (2.7%)
Federal Home Loan Bank
  4.6%, due 07/01/99 ......................    53,900,000           53,900,000
                                                                --------------
TOTAL SHORT-TERM DEBT
 SECURITIES (8.2%)
 (Amortized Cost $164,986,394).............                        164,986,394
                                                                --------------
TOTAL INVESTMENTS (99.5%)
 (Cost/Amortized Cost
 $1,757,577,394)...........................                      2,008,861,993
OTHER ASSETS
 LESS LIABILITIES (0.5%) ..................                         10,474,811
                                                                --------------
NET ASSETS (100.0%) .......................                     $2,019,336,804
                                                                ==============

THE HUDSON RIVER TRUST
ALLIANCE BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 1999 (Unaudited)


DISTRIBUTION OF INVESTMENTS BY GLOBAL REGION
    As a Percentage of Total Investments
Australia ........................     0.2%
Canada ...........................     0.1
France ...........................     1.7
Germany ..........................     0.3
Japan ............................     1.9
Latin America ....................     0.5
Netherlands ......................     0.7
Scandinavia ......................     0.5
Southeast Asia ...................     0.6
Spain ............................     0.6
Switzerland ......................     0.4
United Kingdom ...................     3.1
United States** ..................    88.9
Other European Countries .........     0.5
                                     -----
                                     100.0%
                                     =====

----------
*     Non-income producing.

**    Includes Short-Term Debt Securities of 8.2%.

+ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 1999, these securities amounted to $69,745,651 or 3.5% of net assets.

(a)   Security in default.

(b)   Fair value securities.

      Glossary:

      ADR--American Depository Receipt

      GDR--Global Depository Receipt


                       See Notes to Financial Statements.

THE HUDSON RIVER TRUST
ALLIANCE GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1999 (Unaudited)




---------------------------------------------------------------------------
                                              NUMBER                VALUE
                                            OF SHARES              (NOTE 1)
---------------------------------------------------------------------------
COMMON STOCKS AND OTHER
  INVESTMENTS:
BASIC MATERIALS
CHEMICALS (0.3%)
Akzo Nobel N.V. ........................       28,000           $ 1,179,580
Georgia Gulf Corp. .....................      292,000             4,927,500
GP Batteries International Ltd.
  --Warrants (expire 11/15/00)*.........        5,750                 4,121
                                                                -----------
                                                                  6,111,201
                                                                -----------
CHEMICALS--SPECIALTY (0.2%)
Lyondell Chemical Co. ..................      264,500             5,455,312
                                                                -----------
PAPER (0.1%)
UPM-Kymmene Oyj ........................       87,792             2,520,050
                                                                -----------
 TOTAL BASIC MATERIALS (0.6%) ..........                         14,086,563
                                                                -----------
BUSINESS SERVICES
ENVIRONMENTAL CONTROL (0.0%)
Rentokil Initial PLC ...................      320,000             1,249,349
                                                                -----------
PRINTING, PUBLISHING &
  BROADCASTING (5.8%)
AT&T Corp.--Liberty Media
  Group--A* ............................      582,782            21,417,230
Cablevision Systems Corp.
  (Class A) ............................      203,500            14,245,000
CBS Corp.* .............................      693,650            30,130,422
Chancellor Media Corp.* ................      132,800             7,320,600
Clear Channel Communications,
  Inc.* ................................      117,000             8,065,687
Comcast Corp. (Class A) SPL ............      149,000             5,727,188
Gannett Co., Inc. ......................       97,000             6,923,375
MediaOne Group, Inc.* ..................       82,100             6,106,188
Seat Pagine Gialle Spa .................    3,356,000             4,591,422
Television Broadcasts Ltd. .............      426,000             1,998,685
Time Warner, Inc. ......................      245,000            18,007,500
United News & Media PLC ................      415,000             3,993,343
USA Networks, Inc.* ....................       74,200             2,977,275
Wolters Kluwer N.V. ....................       59,800             2,383,405
                                                                -----------
                                                                133,887,320
                                                                -----------
PROFESSIONAL SERVICES (0.7%)
Cap Gemini SA ..........................       31,800             5,004,047
Nielsen Media Research, Inc.* ..........      390,000            11,407,500
                                                                -----------
                                                                 16,411,547
                                                                -----------
TRUCKING, SHIPPING (0.3%)
Brambles Industries Ltd. ...............       80,000             2,099,530
Frontline Ltd.--Warrants (expire
  05/11/01)* ...........................       76,080                     0
Knightsbridge Tankers Ltd. .............       60,700             1,062,250
OMI Corp.* .............................    1,677,900             3,460,669
                                                                -----------
                                                                  6,622,449
                                                                -----------
 TOTAL BUSINESS SERVICES (6.8%).........                        158,170,665
                                                                -----------
CAPITAL GOODS
AEROSPACE (0.5%)
British Aerospace PLC ..................      110,000               714,472


---------------------------------------------------------------------------
                                             NUMBER                VALUE
                                           OF SHARES              (NOTE 1)
---------------------------------------------------------------------------
General Motors Corp.
  (Class H)* ...........................    153,000             $ 8,606,250
Loral Space &
  Communications*+ .....................    220,000               3,960,000
                                                                -----------
                                                                 13,280,722
                                                                -----------
BUILDING & CONSTRUCTION (0.9%)
ABB AG .................................        300                 444,674
ABB Ltd.* ..............................     25,000               2,360,314
American Standard Companies,
  Inc.* ................................    308,800              14,822,400
New World Infrastructure Ltd. ..........  1,561,000               2,937,577
                                                                -----------
                                                                 20,564,965
                                                                -----------
BUILDING MATERIALS & FOREST
  PRODUCTS (0.9%)
Lafarge SA .............................      8,000                 761,606
Louisiana-Pacific Corp. ................    227,000               5,391,250
Martin Marietta Materials, Inc. ........    241,200              14,230,800
Unidare PLC--Units .....................      1,700                   3,721
                                                                -----------
                                                                 20,387,377
                                                                -----------
ELECTRICAL EQUIPMENT (1.3%)
General Electric Co. ...................    241,500              27,289,500
Schneider SA ...........................     42,000               2,361,329
                                                                -----------
                                                                 29,650,829
                                                                -----------
MACHINERY (1.2%)
AlliedSignal, Inc. .....................    154,500               9,733,500
United Technologies Corp. ..............    253,400              18,165,612
                                                                -----------
                                                                 27,899,112
                                                                -----------
 TOTAL CAPITAL GOODS (4.8%) ............                        111,783,005
                                                                -----------
CONSUMER CYCLICALS
AIRLINES (1.1%)
Alaska Air Group, Inc.* ................    100,000               4,175,000
British Airways PLC ....................    580,500               4,008,548
Continental Airlines, Inc.
  (Class B)* ...........................    360,000              13,545,000
Northwest Airlines Corp.* ..............    120,000               3,900,000
                                                                -----------
                                                                 25,628,548
                                                                -----------
APPAREL, TEXTILE (0.0%)
Unifi, Inc.* ...........................      9,700                 206,125
                                                                -----------
AUTO RELATED (0.4%)
Autoliv, Inc.+ .........................     76,400               2,336,474
AutoNation, Inc.* ......................    200,000               3,562,500
Bridgestone Corp. ......................     13,000                 393,646
Budget Group, Inc. (Class A)* ..........     60,000                 738,750
DaimlerChrysler AG .....................     40,199               3,515,669
                                                                -----------
                                                                 10,547,039
                                                                -----------
AUTOS & TRUCKS (0.1%)
Honda Motor Co. Ltd. ...................     33,000               1,400,596
                                                                -----------
FOOD SERVICES, LODGING (0.6%)
Starbucks Corp.* .......................    269,000              10,104,312
U.S. Foodservice* ......................    115,000               4,901,875
                                                                -----------
                                                                 15,006,187
                                                                -----------
HOUSEHOLD FURNITURE, APPLIANCES (0.6%)
Newell Rubbermaid, Inc. ................    291,200              13,540,800
                                                                -----------

THE HUDSON RIVER TRUST
ALLIANCE GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1999 (Unaudited)




----------------------------------------------------------------------------
                                               NUMBER               VALUE
                                             OF SHARES            (NOTE 1)
----------------------------------------------------------------------------
LEISURE RELATED (2.7%)
Brass Eagle, Inc.* .....................       156,100           $ 2,926,875
Carnival Corp. (Class A) ...............       264,500            12,828,250
Cendant Corp.* .........................       500,000            10,250,000
Cyrk, Inc.* ............................       309,400             1,875,738
Harley-Davidson, Inc. ..................       211,600            11,505,750
Hasbro, Inc. ...........................        50,000             1,396,875
MGM Grand, Inc.* .......................       215,000            10,535,000
Royal Caribbean Cruises Ltd. ...........       148,000             6,475,000
Sankyo Co. Ltd. ........................        92,000             4,407,049
TABCORP Holdings Ltd. ..................       216,600             1,453,969
                                                                 -----------
                                                                  63,654,506
                                                                 -----------
PHOTO & OPTICAL (0.2%)
Fuji Photo Film Co. ....................       104,000             3,940,763
                                                                 -----------
RETAIL--GENERAL (4.0%)
Bed Bath & Beyond, Inc.* ...............       100,000             3,850,000
Circuit City Stores-Circuit City
  Group ................................       127,400            11,848,200
Dixons Group PLC .......................       180,000             3,364,725
Genesis Direct, Inc.* ..................       225,200               422,250
Home Depot, Inc. .......................       162,809            10,491,005
Kingfisher PLC .........................       150,300             1,730,775
Kohl's Corp.* ..........................       153,400            11,840,562
Koninklijke Ahold N.V. .................       119,000             4,103,957
Limited, Inc. ..........................       595,125            27,003,797
Next PLC ...............................       305,420             3,712,178
Wal-Mart Stores, Inc. ..................       286,670            13,831,827
                                                                 -----------
                                                                  92,199,276
                                                                 -----------
 TOTAL CONSUMER CYCLICALS (9.7%)                                 226,123,840
                                                                 -----------
CONSUMER NONCYCLICALS
BEVERAGES (0.6%)
Coca-Cola Enterprises, Inc. ............       404,000            12,019,000
Diageo PLC .............................       280,000             2,926,190
                                                                 -----------
                                                                  14,945,190
                                                                 -----------
CONTAINERS (0.5%)
Sealed Air Corp.* ......................       160,800            10,431,900
                                                                 -----------
DRUGS (3.5%)
AstraZeneca Group PLC ..................        64,450             2,494,917
Biogen, Inc.* ..........................        75,000             4,823,438
Bristol-Myers Squibb Co. ...............       321,000            22,610,437
Genzyme Corp. (General
  Division)* ...........................        30,000             1,455,000
Human Genome Sciences, Inc.* ...........       125,300             4,949,350
Millennium Pharmaceuticals,
  Inc.* ................................       154,100             5,547,600
Novartis AG ............................         1,000             1,462,912
Sanofi-Synthelabo SA* ..................        95,200             4,044,978
Santen Pharmaceutical Co. Ltd. .........        59,000             1,137,338
Schering-Plough Corp. ..................       428,300            22,699,900
Takeda Chemical Industries .............       128,000             5,940,928
Yamanouchi Pharmaceutical Co.
  Ltd. .................................       115,000             4,405,146
                                                                 -----------
                                                                  81,571,944
                                                                 -----------
FOODS (0.5%)
Ajinomoto Co., Inc. ....................       180,000             2,055,101
Grand Union Co.* .......................       270,000             2,919,375
Nestle SA ..............................           930             1,678,759


----------------------------------------------------------------------------
                                              NUMBER                VALUE
                                            OF SHARES              (NOTE 1)
----------------------------------------------------------------------------
Ng Fung Hong Ltd. ......................   1,834,000             $ 1,524,728
Tyson Foods, Inc. (Class A) ............     147,650               3,322,125
                                                                 -----------
                                                                  11,500,088
                                                                 -----------
HOSPITAL SUPPLIES & SERVICES
  (1.6%)
Columbia/HCA Healthcare
  Corp. ................................     200,000               4,562,500
Genzyme Surgical Products* .............       5,370                  23,662
Health Management Associates,
  Inc. (Class A)* ......................     130,000               1,462,500
HEALTHSOUTH Corp.* .....................     100,000               1,493,750
Medtronic, Inc. ........................     208,500              16,236,937
Sun International Hotels Ltd.* .........     212,200               9,495,950
Tenet Healthcare Corp.* ................     209,900               3,896,269
                                                                 -----------
                                                                  37,171,568
                                                                 -----------
RETAIL--FOOD (1.5%)
Familymart Co. .........................      75,000               3,443,783
Food Lion, Inc. (Class A) ..............     544,400               6,464,750
Kroger Co.* ............................     583,400              16,298,737
Safeway, Inc.* .........................     157,450               7,793,775
Seven-Eleven Japan Co. Ltd. ............       7,900                 775,163
                                                                 -----------
                                                                  34,776,208
                                                                 -----------
SOAPS & TOILETRIES (0.5%)
Gillette Co. ...........................      68,275               2,799,275
Kao Corp. ..............................     194,000               5,457,103
Shiseido Co. Ltd. ......................     288,000               4,322,263
                                                                 -----------
                                                                  12,578,641
                                                                 -----------
TOBACCO (1.2%)
Loews Corp. ............................      15,000               1,186,875
Philip Morris Cos., Inc. ...............     359,000              14,427,313
Seita ..................................      51,201               2,960,573
Tabacalera SA-A ........................     415,800               8,414,918
                                                                 -----------
                                                                  26,989,679
                                                                 -----------
 TOTAL CONSUMER NONCYCLICALS (9.9%)                              229,965,218
                                                                 -----------
CREDIT SENSITIVE
BANKS (4.8%)
Banca Nazionale del Lavoro
  (BNL) ................................      15,403                  39,920
Bank of America Corp. ..................     318,000              23,313,375
Bank of Ireland ........................      90,000               1,514,745
Bank of Scotland .......................     500,000               6,625,337
Bank of Tokyo-Mitsubishi Ltd. ..........     457,000               6,514,528
Bank One Corp. .........................     269,000              16,022,312
Banque Nationale de Paris ..............      38,150               3,182,843
Barclays PLC ...........................      50,000               1,455,997
Citigroup, Inc. ........................     646,700              30,718,250
Commonwealth Bank of
  Australia ............................      86,000               1,363,837
Development Bank of Singapore
  Ltd. .................................     212,000               2,590,302
Fuji Bank Ltd. .........................     306,000               2,136,709
HSBC Holdings PLC ......................      20,000                 708,596
National Australia Bank Ltd. ...........      48,000                 791,280
Societe Generale (Class A) .............      22,730               4,010,983
Standard Chartered PLC .................     393,800               6,435,676
UBS AG--Registered .....................       6,000               1,794,161

THE HUDSON RIVER TRUST
ALLIANCE GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1999 (Unaudited)




------------------------------------------------------------------------------
                                                NUMBER                VALUE
                                              OF SHARES              (NOTE 1)
------------------------------------------------------------------------------
Unicredito Italiano Spa .................       580,800           $  2,554,733
                                                                  ------------
                                                                   111,773,584
                                                                  ------------
FINANCIAL SERVICES (4.4%)
A.G. Edwards, Inc. ......................       100,000              3,225,000
Associates First Capital Corp.
  (Class A) .............................       427,000             18,921,438
Credit Saison Co. .......................        51,200              1,071,697
Daiwa Securities Group, Inc. ............       599,000              3,964,590
Legg Mason, Inc. ........................       120,000              4,620,000
MBIA, Inc. ..............................       156,500             10,133,375
MBNA Corp. ..............................       849,100             26,003,687
Merrill Lynch & Co., Inc. ...............        74,000              5,915,375
Morgan Stanley Dean Witter &
  Co. ...................................       122,400             12,546,000
Nomura Securities Co. ...................        61,000                715,124
Radian Group, Inc. ......................       311,700             15,214,856
                                                                  ------------
                                                                   102,331,142
                                                                  ------------
INSURANCE (1.7%)
Ace Ltd. ................................         5,000                141,250
American International Group,
  Inc. ..................................        91,000             10,652,688
Assicurazioni Generali ..................        24,000                832,645
CNA Financial Corp.* ....................        20,000                806,250
E. W. Blanch Holdings, Inc. .............        11,000                750,063
Everest Reinsurance Holdings,
  Inc. ..................................       230,000              7,503,750
Gallagher (Arthur J.) & Co. .............       103,900              5,143,050
GIO Australia Holdings Ltd. .............       100,000                242,659
ING Groep N.V. ..........................        93,000              5,041,410
UnumProvident Corp. .....................        63,000              3,449,250
Zurich Allied AG ........................         7,610              4,335,400
                                                                  ------------
                                                                    38,898,415
                                                                  ------------
REAL ESTATE (0.3%)
Boston Properties, Inc. .................        35,000              1,255,625
Cheung Kong Holdings Ltd. ...............        70,000                622,559
City Developments Ltd. ..................        43,000                275,325
New World Development Co. ...............       945,000              2,831,967
Sun Hung Kai Properties Ltd. ............       222,000              2,024,477
                                                                  ------------
                                                                     7,009,953
                                                                  ------------
UTILITY--ELECTRIC (0.5%)
AES Corp.* ..............................       144,000              8,370,000
Huaneng Power International,
  Inc. ..................................     5,564,000              2,330,794
                                                                  ------------
                                                                    10,700,794
                                                                  ------------
UTILITY--TELEPHONE (0.6%)
British Telecommunications PLC...........        90,992              1,525,791
Sprint Corp. (FON Group) ................       119,600              6,316,375
Telecom Italia Spa ......................       150,900                819,567
Telefonica SA* ..........................        62,424              3,010,723
Telekomunikacja Polska S.A.
  (GDR)* ................................       192,600              1,357,830
Viatel, Inc.* ...........................        10,000                561,250
                                                                  ------------
                                                                    13,591,536
                                                                  ------------
 TOTAL CREDIT SENSITIVE (12.3%)                                    284,305,424
                                                                  ------------


------------------------------------------------------------------------------
                                              NUMBER                VALUE
                                            OF SHARES              (NOTE 1)
------------------------------------------------------------------------------
ENERGY
OIL--DOMESTIC (0.7%)
Kerr-McGee Corp. ........................     148,200             $  7,437,787
Louis Dreyfus Natural Gas
  Corp.* ................................     224,700                4,845,094
Tom Brown, Inc.* ........................     200,000                3,112,500
                                                                  ------------
                                                                    15,395,381
                                                                  ------------
OIL--INTERNATIONAL (1.1%)
BP Amoco PLC ............................     149,481                2,681,051
Elf Aquitaine SA ........................      13,000                1,910,107
Repsol SA ...............................      45,000                  919,998
Royal Dutch Petroleum Co. ...............      50,788                2,978,645
Total Fina SA--B ........................      21,470                2,773,312
Total Fina SA (ADR) .....................     228,000               14,691,751
                                                                  ------------
                                                                    25,954,864
                                                                  ------------
OIL--SUPPLIES & CONSTRUCTION (0.5%)
Noble Drilling Corp.* ...................     357,900                7,046,156
Stolt Comex Seaway S.A.
  (ADR)* ................................     285,650                3,070,738
Woodside Petroleum Ltd. .................     282,400                1,904,975
                                                                  ------------
                                                                    12,021,869
                                                                  ------------
 TOTAL ENERGY (2.3%) ....................                           53,372,114
                                                                  ------------
TECHNOLOGY
ELECTRONICS (6.0%)
ABB AB (B Shares) .......................     173,800                2,308,719
Cisco Systems, Inc.* ....................     509,200               32,843,400
Hoya Corp. ..............................      43,000                2,429,801
Infosys Technologies Ltd.
  (ADR) .................................      70,600                4,094,800
Intel Corp. .............................     355,300               21,140,350
Micron Technology, Inc.* ................     100,000                4,031,250
Rohm Co. Ltd. ...........................      18,000                2,822,040
Sanmina Corp.* ..........................     160,100               12,147,587
Seagate Technology, Inc.* ...............     480,000               12,300,000
Solectron Corp.*+ .......................     480,082               32,015,452
Sterling Commerce, Inc.* ................     164,100                5,989,650
TDK Corp. ...............................      39,000                3,571,854
Tokyo Electron Ltd. .....................      55,000                3,735,832
                                                                  ------------
                                                                   139,430,735
                                                                  ------------
OFFICE EQUIPMENT (3.1%)
Canon, Inc. .............................      45,000                1,295,607
Ceridian Corp.* .........................     665,000               21,737,187
Dell Computer Corp.* ....................     611,500               22,625,500
International Business Machines
  Corp. .................................     107,500               13,894,375
Policy Management Systems
  Corp.* ................................     454,600               13,638,000
                                                                  ------------
                                                                    73,190,669
                                                                  ------------
OFFICE EQUIPMENT SERVICES (4.4%)
Electronic Data Systems Corp. ...........     244,000               13,801,250
First Data Corp. ........................     563,200               27,561,600
Fiserv, Inc.* ...........................     187,500                5,871,094
Fuji Soft ABC, Inc. .....................       5,580                  332,390
Intuit, Inc.* ...........................      11,200                1,009,400
McKesson HBOC, Inc. .....................     131,098                4,211,523
Microsoft Corp.* ........................     251,900               22,718,232

THE HUDSON RIVER TRUST
ALLIANCE GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1999 (Unaudited)




---------------------------------------------------------------------------
                                          NUMBER                 VALUE
                                         OF SHARES              (NOTE 1)
---------------------------------------------------------------------------
Misys PLC ..........................       220,000            $   1,884,435
Novell, Inc.* ......................       900,000               23,850,000
                                                              -------------
                                                                101,239,924
                                                              -------------
TELECOMMUNICATIONS (7.2%)
Cable & Wireless PLC (ADR) .........       150,000                5,943,750
China Telecom (Hong Kong)
  Ltd. .............................     1,032,000                2,866,556
Clearnet Communications, Inc.
  (Class A)* .......................       393,000                5,477,438
Equant N.V.* .......................        53,520                5,037,570
Global TeleSystems Group, Inc.*.....       278,400               22,550,400
Hyperion Telecommunications,
  Inc. (Class A)* ..................       303,700                5,713,356
Intermedia Communications, Inc.                 98                    2,940
Korea Telecom Corp. (ADR)* .........       104,162                4,166,480
Lucent Technologies, Inc. ..........       236,250               15,932,109
Mannesmann AG ......................        38,800                5,809,103
MCI WorldCom, Inc.* ................       207,400               17,888,250
Millicom International Cellular
  SA* ..............................        59,200                1,864,800
Nextel Communications, Inc.
  (Class A)* .......................       250,000               12,546,875
Nokia Oyj ..........................       168,768               14,812,159
NTL, Inc.* .........................       160,000               13,790,000
NTT Mobile Communications
  Network, Inc. ....................           380                5,105,651
Orange PLC* ........................       583,550                8,560,906
RCN Corp.* .........................        60,000                2,497,500
SK Telecom Co. Ltd. (ADR) ..........       206,000                3,502,000
SmarTone Telecommunications
  Holdings Ltd. ....................       524,500                1,865,898
Telstra Corp. Ltd. .................       322,000                1,838,113
United Pan-Europe
  Communications N.V.* .............       106,270                5,771,727
Vodafone AirTouch PLC ..............       213,400                4,207,878
WinStar Communications, Inc.* ......         2,829                  137,914
                                                              -------------
                                                                167,889,373
                                                              -------------
 TOTAL TECHNOLOGY (20.7%) ..........                            481,750,701
                                                              -------------
DIVERSIFIED
MISCELLANEOUS (1.0%)
Ratin A/S-B ........................           385                   45,176
Suez Lyonnaise des Eaux ............         4,200                  758,488
Tyco International Ltd. ............       230,500               21,839,876
                                                              -------------
 TOTAL DIVERSIFIED (1.0%) ..........                             22,643,540
                                                              -------------
TOTAL COMMON STOCKS AND OTHER
  INVESTMENTS (68.1%)
  (Cost $1,218,960,857).............                          1,582,201,070
                                                              -------------
PREFERRED STOCKS:
BUSINESS SERVICES
PRINTING, PUBLISHING &
  BROADCASTING (0.1%)
Chancellor Media Corp.
  7.0% Conv. .......................         9,600                1,474,800
ProSieben Media AG .................        23,000                1,061,560
                                                              -------------
                                                                  2,536,360
                                                              -------------
TRUCKING, SHIPPING (0.1%)
CNF Trust I
  5.0% Conv., Series A .............        26,400                1,508,100
                                                              -------------
 TOTAL BUSINESS SERVICES (0.2%).....                              4,044,460
                                                              -------------



---------------------------------------------------------------------------
                                              NUMBER                 VALUE
                                             OF SHARES              (NOTE 1)
---------------------------------------------------------------------------
CONSUMER CYCLICALS (0.1%)
LEISURE RELATED
Royal Caribbean Cruises Ltd.
  7.25% Series A ...................        18,500            $   2,520,625
                                                              -------------
CONSUMER NONCYCLICALS (0.0%)
DRUGS
Alkermes, Inc.
  6.5% Conv. .......................         5,900                  282,831
                                                              -------------
CREDIT SENSITIVE (0.1%)
UTILITY--ELECTRIC
AES Trust I
  5.375% Conv., Series A ...........        35,200                2,912,800
                                                              -------------
TECHNOLOGY
ELECTRONICS (0.0%)
Times Mirror Co.
  4.25% Conv. ......................        11,700                1,054,463
                                                              -------------
TELECOMMUNICATIONS (0.7%)
Adelphia Communications, Inc.
  5.5% Conv., Series D .............         9,900                1,913,175
Globalstar Telecommunications
  Ltd.
 8.0% Conv.+ .......................        15,400                  875,875
ICG Communications, Inc.
  6.75% Conv. ......................        20,100                1,062,788
IXC Communications, Inc.:
  6.75% Conv. ......................        17,600                  664,400
 6.75% Conv.+ ......................        23,600                  890,900
Nextel Strypes Trust
  7.25% Conv. ......................        94,400                3,964,800
Nextlink Communications
  6.5% Conv. .......................        31,500                2,890,125
WinStar Communications, Inc.
  7.0% Conv.+ ......................        52,500                2,985,937
                                                              -------------
                                                                 15,248,000
                                                              -------------
 TOTAL TECHNOLOGY (0.7%)                                         16,302,463
                                                              -------------
TOTAL PREFERRED STOCKS (1.1%)
  (Cost $22,072,310)................                             26,063,179
                                                              -------------
                                            PRINCIPAL
                                              AMOUNT
                                           -----------
LONG-TERM DEBT SECURITIES:
BASIC MATERIALS (0.2%)
CHEMICALS--SPECIALTY
Lyondell Chemical Co.
  9.625%, 05/01/07+ ................    $3,400,000                3,480,750
                                                              -------------
BUSINESS SERVICES
PRINTING, PUBLISHING &
  BROADCASTING (0.3%)
P-Com, Inc.:
  4.25% Conv., 11/01/02+ ...........       575,000                  327,750
 4.25% Conv., 11/01/02 .............       560,000                  319,200
Time Warner, Inc.
  6.625%, 05/15/29 .................     8,450,000                7,443,520
                                                              -------------
                                                                  8,090,470
                                                              -------------
PROFESSIONAL SERVICES (0.1%)
Doubleclick, Inc.
  4.75% Conv., 03/15/06+ ...........     1,075,000                1,334,344
                                                              -------------
 TOTAL BUSINESS SERVICES (0.4%).....                              9,424,814
                                                              -------------

THE HUDSON RIVER TRUST
ALLIANCE GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1999 (Unaudited)




----------------------------------------------------------------------------
                                         PRINCIPAL                VALUE
                                          AMOUNT                (NOTE 1)
----------------------------------------------------------------------------
CONSUMER CYCLICALS
AUTO RELATED (0.3%)
Federal Mogul Corp.
  7.75%, 07/01/06 ..................   $6,775,000               $  6,473,194
                                                                ------------
AUTOS & TRUCKS (0.4%)
Ford Motor Co.
  6.375%, 02/01/29 .................   11,500,000                  9,991,694
                                                                ------------
LEISURE RELATED (0.0%)
CUC International, Inc.
  3.0% Conv., 02/15/02 .............    1,475,000                  1,410,469
                                                                ------------
RETAIL--GENERAL (0.1%)
Amazon.Com, Inc.
  4.75% Conv., 02/01/09+ ...........    1,895,000                  1,838,150
                                                                ------------
 TOTAL CONSUMER CYCLICALS (0.8%)                                  19,713,507
                                                                ------------
CONSUMER NONCYCLICALS
DRUGS (0.2%)
MedImmune, Inc.:
  7.0% Conv., 07/01/03 .............      775,000                  5,335,875
 7.0% Conv. Sub. Note,
   07/01/03+ .......................       40,000                    275,400
Quintiles Transnational Corp.
  4.25% Conv., 05/31/00+ ...........      375,000                    419,062
                                                                ------------
                                                                   6,030,337
                                                                ------------
HOSPITAL SUPPLIES & SERVICES (0.1%)
FPA Medical Management, Inc.
  6.5% Conv., 12/15/01(a)+ .........      925,000                         93
RES-Care, Inc.:
  6.0% Conv., 12/01/04+ ............      820,000                  1,047,550
 6.0% Conv., 12/01/04 ..............      250,000                    319,375
Sunrise Assisted Living, Inc.
  5.5% Conv., 06/15/02 .............      520,000                    576,550
                                                                ------------
                                                                   1,943,568
                                                                ------------
 TOTAL CONSUMER NONCYCLICALS (0.3%)                                7,973,905
                                                                ------------
CREDIT SENSITIVE
ASSET BACKED (0.6%)
Carco Auto Loan Master Trust
 Series 1999-1, Class A1
  5.65%, 03/15/03 ..................    6,500,000                  6,464,445
Citibank Credit Card Master
  Trust I
  Series 1999-2, Class A
  5.875%, 03/10/11 .................    8,300,000                  7,770,875
                                                                ------------
                                                                  14,235,320
                                                                ------------
BANKS (1.1%)
Citicorp
  6.375%, 11/15/08 .................    5,000,000                  4,743,350
Dresdner Funding Trust I
  8.151%, 06/30/31+ ................    4,500,000                  4,306,685
Fuji Bank Ltd.
  9.87%, 12/31/49+ .................    7,000,000                  6,090,000
Grupo Financiero Banorte
  Zero Coupon, 12/05/02 ............       20,800                      2,207
St. George Bank Ltd.
  7.15%, 10/15/05+ .................    9,525,000                  9,388,888
                                                                ------------
                                                                  24,531,130
                                                                ------------


----------------------------------------------------------------------------
                                        PRINCIPAL                  VALUE
                                         AMOUNT                  (NOTE 1)
----------------------------------------------------------------------------
FINANCIAL SERVICES (0.7%)
Household Finance Corp.
  5.875%, 02/01/09 .................   $8,000,000               $  7,268,320
Morgan Stanley Dean
  Witter & Co.
  5.625%, 01/20/04 .................   10,300,000                  9,927,552
                                                                ------------
                                                                  17,195,872
                                                                ------------
FOREIGN GOVERNMENT (0.1%)
United Mexican States
  10.375%, 02/17/09 ................    2,020,000                  2,027,575
                                                                ------------
MORTGAGE RELATED (7.9%)
Federal Home Loan Mortgage
  Corp.:
  GOLD 7.0%, 09/01/11 ..............    5,775,035                  5,804,170
 GOLD 7.0%, 01/01/12 ...............    2,737,227                  2,751,037
Federal National Mortgage
  Association:
 6.0%, 04/01/11 ....................    8,775,093                  8,475,406
 7.5%, 04/01/26 ....................    9,075,224                  9,178,128
 7.0%, 05/01/26 ....................    1,636,854                  1,617,932
 7.0%, 08/01/26 ....................      297,323                    294,324
 7.0%, 09/01/27 ....................      662,109                    654,449
 7.0%, 01/01/28 ....................    3,563,665                  3,527,711
 6.5%, 03/01/28 ....................    2,648,871                  2,562,073
 6.5%, 09/01/28 ....................    1,900,617                  1,838,337
 6.5%, 10/01/28 ....................    2,908,162                  2,812,867
 8.0%, 11/01/28 ....................    4,014,590                  4,123,707
 8.0%, 12/01/28 ....................    6,600,098                  6,773,053
 6.0%, 03/01/29 ....................   18,820,597                 17,698,494
 7.5%, 04/01/29 ....................    7,678,258                  7,765,321
 7.5%, 05/01/29 ....................    9,000,000                  9,102,051
 6.5%, 06/01/29 ....................    4,600,000                  4,449,267
 7.0%, 06/01/29 ....................    6,800,000                  6,728,036
 8.0%, 06/01/29 ....................    4,300,430                  4,412,061
Government National Mortgage
  Association:
 7.0%, 07/15/27 ....................    3,176,052                  3,138,479
 7.5%, 09/15/27 ....................           71                         72
 7.0%, 02/15/28 ....................   11,601,797                 11,464,549
 6.5%, 03/15/28 ....................   16,808,905                 16,203,331
 6.5%, 05/15/28 ....................      719,624                    693,698
 7.0%, 05/15/28 ....................   10,672,442                 10,546,187
 6.5%, 07/15/28 ....................    4,397,859                  4,239,417
 6.5%, 11/15/28 ....................   12,326,924                 11,853,077
 7.0%, 12/15/28 ....................   19,611,055                 19,379,056
Prudential Securities Secured
  Financing
 Series 1999-NRF1, Class A2
 6.48%, 01/15/09 ...................    6,000,000                  5,793,780
                                                                ------------
                                                                 183,880,070
                                                                ------------
UTILITY--ELECTRIC (0.3%)
Texas Utilities (Series C)
  6.375%, 01/01/08 .................    6,900,000                  6,573,237
                                                                ------------
U.S. GOVERNMENT (6.3%)
U.S. Treasury:
 6.0% Note, 08/15/00 ...............   25,000,000                 25,156,250
 6.25% Note, 04/30/01 ..............   42,500,000                 43,017,990
 6.5% Note, 08/31/01 ...............    8,775,000                  8,939,531

THE HUDSON RIVER TRUST
ALLIANCE GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1999 (Unaudited)




------------------------------------------------------------------------------
                                                 PRINCIPAL            VALUE
                                                  AMOUNT            (NOTE 1)
------------------------------------------------------------------------------
 7.25% Note, 05/15/04 ......................  $14,315,000       $   15,187,328
 6.875% Note, 05/15/06 .....................    2,000,000            2,105,626
 8.125% Bond, 08/15/19 .....................   18,100,000           21,861,361
 6.125% Bond, 11/15/27 .....................   10,560,000           10,461,000
 5.25% Bond, 11/15/28 ......................   11,040,000            9,785,966
 5.25% Bond, 02/15/29 ......................   11,500,000           10,321,250
                                                                --------------
                                                                   146,836,302
                                                                --------------
 TOTAL CREDIT SENSITIVE (17.0%)                                    395,279,506
                                                                --------------
ENERGY
GAS (0.2%)
RAS Laffan Liquid Natural Gas
  8.294%, 03/15/14+ ........................    3,500,000            3,229,905
                                                                --------------
OIL--SUPPLIES & CONSTRUCTION (0.0%)
Diamond Offshore Drilling, Inc.
  3.75% Conv., 02/15/07 ....................      290,000              288,550
Nabors Industries, Inc.
  5.0% Conv., 05/15/06 .....................      290,000              392,225
                                                                --------------
                                                                       680,775
                                                                --------------
 TOTAL ENERGY (0.2%) .......................                         3,910,680
                                                                --------------
TECHNOLOGY
ELECTRONICS (0.9%)
America Online, Inc.
  4.0% Conv., 11/15/02 .....................      555,000            4,699,809
Amkor Technologies, Inc.
  5.75% Conv., 05/01/03 ....................    2,055,000            2,013,900
EMC Corp.
  3.25% Conv., 03/15/02 ....................      625,000            3,035,937
HNC Software, Inc.
  4.75% Conv., 03/01/03 ....................      980,000              957,950
Level One Communications, Inc.:
  4.0% Conv., 09/01/04+ ....................      670,000            1,307,337
 4.0% Conv., 09/01/04 ......................      860,000            1,678,075
LSI Logic Corp.
  4.25% Conv., 03/15/04+ ...................    1,960,000            3,177,650
Mindspring Enterprises, Inc.
  5.0% Conv., 04/15/06 .....................      870,000              821,063
Photronics, Inc.
  6.0% Conv., 06/01/04 .....................    1,535,000            1,675,069
Wind River Systems, Inc.
  5.0% Conv., 08/01/02 .....................      920,000              800,400
                                                                --------------
                                                                    20,167,190
                                                                --------------
TELECOMMUNICATIONS (0.5%)
At Home Corp.
  0.5246% Conv., 12/28/18+ .................    1,325,000            1,051,719
CNET, Inc.
  5.0%, 03/01/06 ...........................      575,000              966,000


------------------------------------------------------------------------------
                                                 PRINCIPAL            VALUE
                                                  AMOUNT            (NOTE 1)
------------------------------------------------------------------------------
Comverse Technology, Inc.:
  5.75% Conv., 10/01/06 ....................  $ 1,295,000       $    3,219,694
 5.75% Conv., 10/01/06+ ....................      715,000            1,777,669
Global TeleSystems Group, Inc.
  5.75% Conv., 07/01/10 ....................    2,725,000            4,325,937
Nextel Communications, Inc.
  4.75% Conv., 07/01/07+ ...................      775,000              941,625
NTL, Inc.
  7.0% Conv., 12/15/08 .....................      170,000              269,536
                                                                --------------
                                                                    12,552,180
                                                                --------------
 TOTAL TECHNOLOGY (1.4%) ...................                        32,719,370
                                                                --------------
TOTAL LONG-TERM DEBT SECURITIES (20.3%)
  (Amortized Cost $470,205,620)                                    472,502,532
                                                                --------------
SHORT-TERM DEBT SECURITIES:
BANKERS ACCEPTANCES (0.2%)
KeyCorp.
  4.89%, due 07/16/99 ......................    4,000,000            3,991,867
                                                                --------------
COMMERCIAL PAPER
BellSouth Corp.
  5.09%, due 07/29/99 ......................   50,000,000           49,802,834
Gillette Co.
  5.65%, due 07/01/99 ......................   44,000,000           44,000,000
Household Finance Corp.
  5.17%, due 07/30/99 ......................   18,000,000           17,925,325
Teachers Insurance and Annuity
  Association
  4.98%, due 07/15/99 ......................   25,000,000           24,951,680
                                                                --------------
 TOTAL COMMERCIAL PAPER (5.9%)                                     136,679,839
                                                                --------------
TIME DEPOSITS (2.2%)
Societe Generale
  5.87%, due 07/01/99 ......................   51,300,000           51,300,000
                                                                --------------
U.S. GOVERNMENT AGENCIES (1.7%)
Federal Home Loan Bank
  4.6%, due 07/01/99 .......................   40,500,000           40,500,000
                                                                --------------
TOTAL SHORT-TERM DEBT
SECURITIES (10.0%)
 (Amortized Cost $232,471,706)..............                       232,471,706
                                                                --------------
TOTAL INVESTMENTS (99.5%)
  (Cost/Amortized Cost
  $1,943,710,493)...........................                     2,313,238,487
OTHER ASSETS
 LESS LIABILITIES (0.5%) ...................                        11,429,045
                                                                --------------
NET ASSETS (100.0%) ........................                    $2,324,667,532
                                                                ==============

THE HUDSON RIVER TRUST
ALLIANCE GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 1999 (Unaudited)


DISTRIBUTION OF INVESTMENTS BY GLOBAL
REGION
As a Percentage of Total Investments
Canada ........................     0.2%
France ........................     1.8
Germany .......................     0.5
Japan .........................     3.1
Latin America .................     0.6
Netherlands ...................     1.2
New Zealand & Australia .......     0.8
Scandinavia ...................     1.0
Southeast Asia ................     1.5
Spain .........................     0.5
Switzerland ...................     0.5
United Kingdom ................     3.8
United States** ...............    84.0
Other European Countries ......     0.5
                                  -----
                                  100.0%
                                  =====



----------
*     Non-income producing.

**    Includes Short-Term Debt Securities of 10.0%.

+ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 1999, these securities amounted to $83,059,215 or 3.6% of net assets.

(a)   Security in default.

      Glossary:
      ADR--American Depository Receipt
      GDR--Global Depository Receipt








                       See Notes to Financial Statements.

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 1999 (Unaudited)

1. Organization and Significant Accounting Policies

     The Hudson River Trust (the "Trust") (successor to The Hudson River Fund, Inc., a Maryland corporation organized in 1984) was formed as a Massachusetts business trust on July 10, 1987 and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company. The Trust issues shares of beneficial interest currently divided among fourteen Portfolios (the "Portfolios"): Alliance Money Market, Alliance Intermediate Government Securities, Alliance Quality Bond, Alliance High Yield, Alliance Growth and Income, Alliance Equity Index, Alliance Common Stock, Alliance Global, Alliance International, Alliance Aggressive Stock, Alliance Small Cap Growth, Alliance Conservative Investors, Alliance Balanced and Alliance Growth Investors. Effective October 2, 1996, the Trust made available a second class of shares, Class IB, for each of the Trust's Portfolios. In connection with the Class IB shares offering, the existing class of shares was redesignated Class IA. The Class IB shares are subject to distribution fees imposed under a distribution plan (the "Distribution Plan") adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Trust's multiple class distribution system, both classes of shares have identical voting, dividend, liquidation, and other rights, other than the payment of distribution fees under the Distribution Plan.

     Class IA shares are offered to separate accounts of The Equitable Life Assurance Society of the United States ("Equitable"), a wholly-owned subsidiary of The Equitable Companies Incorporated, and to separate accounts of other insurance companies unaffiliated with Equitable. Class IB shares are offered to separate accounts of Equitable.

     The investment objectives of each Portfolio are as follows:

     Alliance Money Market Portfolio -- High level of current income, preserve its assets and maintain liquidity. The Portfolio pursues this objective by investing in primarily high quality U.S. dollar denominated money market instruments.

     Alliance Intermediate Government Securities Portfolio -- High current income consistent with relative stability of principal through investment primarily in debt securities issued or guaranteed as to principal and interest by the U.S. Government or any of its agencies or instrumentalities.

     Alliance Quality Bond Portfolio -- High current income consistent with preservation of capital by investing primarily in investment grade fixed income securities. The Portfolio reserves the right to invest in convertible debt securities, preferred stocks and dividend-paying common stocks.

     Alliance High Yield Portfolio -- High return by maximizing current income and, to the extent consistent with that objective, capital appreciation. The Portfolio pursues this objective by investing primarily in a diversified mix of high yield, fixed income securities involving greater volatility of price and risk of principal and income than high quality fixed income securities. The medium and lower quality debt securities in which the Portfolio may invest are known as "junk bonds."

     Alliance Growth and Income Portfolio -- High total return through a combination of current income and capital appreciation by investing primarily in income-producing common stocks and securities convertible into common stocks.

     Alliance Equity Index Portfolio -- Total return before expenses that approximates the total return performance of the Standard & Poor's 500 Index, including reinvestment of dividends, at a risk level consistent with that of the Index.

     Alliance Common Stock Portfolio -- Long-term growth of its capital and increase income. The Portfolio pursues this objective by investing primarily in common stock and other equity-type instruments.

     Alliance Global Portfolio -- Long-term growth of capital. The Portfolio pursues this objective by investing primarily in equity securities of non-United States companies as well as United States issuers.

     Alliance International Portfolio -- Long-term growth of capital by investing primarily in a diversified portfolio of equity securities selected principally to permit participation in non-United States companies with prospects for growth.

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
June 30, 1999

     Alliance Aggressive Stock Portfolio -- Long-term growth of capital. The Portfolio pursues this objective by investing primarily in common stocks and other equity-type securities issued by quality small and intermediate sized companies with strong growth prospects.

     Alliance Small Cap Growth Portfolio -- Long-term growth of capital. The Portfolio pursues this objective by investing primarily in common stocks and other equity-type securities issued by smaller-sized companies with strong growth potential.

     Alliance Conservative Investors Portfolio -- High total return without, in the investment adviser's opinion, undue risk to principal. The Portfolio pursues this objective by investing in a diversified mix of publicly traded equity and debt securities.

     Alliance Balanced Portfolio -- High return through both appreciation of capital and current income. The Portfolio pursues this objective by investing in a diversified portfolio of publicly traded equity and debt securities and short-term money market instruments.

     Alliance Growth Investors Portfolio -- Highest total return consistent with the investment adviser's determination of reasonable risk. The Portfolio pursues this objective by investing in a diversified mix of publicly traded equity and fixed income securities, including at times common stocks issued by intermediate and small-sized companies and at times fixed income securities that are medium and lower quality debt securities known as "junk bonds."

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

     The following is a summary of the significant accounting policies of the
Trust:

     Stocks listed on national securities exchanges and certain over-the-counter issues traded on the NASDAQ national market system are valued at the last sale price or, if there is no sale, at the latest available bid price. Other unlisted stocks are valued at their last sale price or, if no reported sale during the day, at a bid price estimated by a broker.

     Convertible preferred stocks listed on national securities exchanges are valued as of their last sale price or, if there is no sale, at the latest available bid price.

     Convertible bonds and unlisted convertible preferred stocks are valued at bid prices obtained from one or more of the major dealers in such securities. Where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stocks.

     Mortgage backed and asset backed securities are valued at prices obtained from a bond pricing service where available, or at a bid price obtained from one or more of the major dealers in such securities. If a quoted price is unavailable, an equivalent yield or yield spread quotes will be obtained from a broker and converted to a price.

     Purchased options, including options on futures, are valued at their last bid price. Written options are valued at their last asked price.
Over-the-counter written options are valued using prices provided by brokers.

     Long-term corporate bonds may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service take into account many factors, including institutional size, trading in similar groups of securities and any developments related to specific securities; however, when such prices are not available, such bonds are valued at a bid price estimated by a broker.

     U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities are valued at representative quoted prices.

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
June 30, 1999

     Foreign securities not traded directly, or in American Depository Receipt
(ADR) or similar form in the United States, are valued at representative quoted prices in the currency of the country of origin.

     Except for the Alliance Money Market Portfolio, short-term debt securities which mature in 60 days or less are valued at amortized cost, which approximates market value. Short-term debt securities which mature in more than 60 days are valued at representative quoted prices. Short-term debt securities held in the Alliance Money Market Portfolio are valued at representative quoted prices regardless of the length of maturity.

     Futures and forward contracts are valued at their last sale price or, if there is no sale, at the latest available bid price.

     Other securities, including restricted securities, and assets for which market quotations are not readily available or for which valuation cannot be provided, are valued at "fair value" as determined in good faith by the Valuation Committee of the Board of Trustees.

     Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees.

     Interest income (including amortization of premium and accretion of discount on securities using the effective yield method) is accrued daily. Dividend income is recorded on the ex-dividend date.

     Realized gains and losses on the sale of investments are computed on the basis of the identified cost of the related investments sold.

     All income earned and expenses incurred by the Portfolios are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in each Portfolio represented by the net assets of such class. Expenses of the Trust are charged to each Portfolio in proportion to net assets.

     Under a deferred compensation plan, the Trust owes several Trustees the payment of all or part of the fees payable for their services. Such amounts are reflected in the Statements of Assets and Liabilities.

     The Board of Trustees has approved the lending of portfolio securities through its custodian bank, Chase Manhattan Bank ("Chase"), acting as lending agent, to certain broker-dealers in exchange for negotiated lenders' fees. Any such loan of portfolio securities will be continuously secured by collateral at least equal to the value of the securities loaned. All loans will be collateralized in the form of cash or U.S. Government securities. Chase invests the cash collateral in short-term investments and retains a portion of the interest earned. Chase will indemnify the Portfolios from any loss resulting from a borrower's failure to return a loaned security when due. The following table shows the value of securities loaned and collateral received at June 30, 1999, and the security loan fees received, net of rebates paid, for the six months ended June 30, 1999. Such net fees are included in interest income in the accompanying Statements of Operations.




                                                              VALUE OF               VALUE OF           SECURITY LOAN
PORTFOLIO                                                SECURITIES LOANED     COLLATERAL RECEIVED*     FEES RECEIVED
-----------------------------------------------------   -------------------   ----------------------   --------------
Alliance Intermediate Government Securities .........       $ 47,191,956           $ 48,469,073          $   81,591
Alliance Quality Bond ...............................         71,399,023             73,599,264             109,500
Alliance Growth and Income ..........................         36,261,245             37,512,306              69,702
Alliance Equity Index ...............................         24,027,726             24,126,740             109,631
Alliance Common Stock ...............................        584,479,563            587,676,922             657,885
Alliance Global .....................................         94,642,958             97,668,284             320,385
Alliance International ..............................         14,728,416             15,492,734              83,440
Alliance Aggressive Stock ...........................        290,483,094            296,817,450           1,218,628
Alliance Conservative Investors .....................         69,920,720             72,270,783              98,270
Alliance Balanced ...................................        304,067,472            315,550,794             428,432
Alliance Growth Investors ...........................        184,810,704            190,964,160             448,331

----------
* Including U.S. Government securities valued at $24,902,253, $53,772,754, $40,486,861, $215,558,926 and $54,895,182 for the Alliance Intermediate
      Government Securities, Alliance Quality Bond, Alliance Conservative Investors, Alliance Balanced and Alliance Growth Investors Portfolios, respectively.

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
June 30, 1999

     The books and records of the Trust are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the bid price last quoted by a composite list of major U.S. banks at the following dates:

     (i) market value of investment securities, other assets and liabilities--at the valuation date.

     (ii) purchase and sales of investment securities, income and expenses--at the date of such transactions.

     The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

     Net currency gains or losses realized and unrealized as a result of differences between interest, dividends and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amount actually received or paid are presented under foreign currency transactions in the realized and unrealized gains and losses section of the Statements of Operations.

     The Trust intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and net realized capital gains to shareholders of each Portfolio. Therefore, no Federal income tax provision is required. Dividends from net investment income are declared and distributed quarterly; distributions from net realized short-term and long-term capital gains are declared and distributed at least annually to the shareholders of the Portfolios to which such gains are attributable. All dividends and distributions are reinvested in additional full and fractional shares of the related Portfolios. All dividends and distributions are distributed on a tax basis and as such, the amounts may differ from financial statement investment income and realized capital gains.

     Options Written:

     All Portfolios (except for the Alliance Money Market and Alliance Equity Index Portfolios) may write (sell) covered options as a hedge to provide protection against adverse movements in the price of securities in the portfolio or to enhance investment performance. When a Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently adjusted on a daily basis to the current market price of the option written. Premiums received from writing options which expire unexercised are realized as gains on the expiration date. In writing options, a Portfolio must assume that the option may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds of the sale or cost of purchase of the underlying securities pursuant to the call or put option may be substantially below or above the prevailing market price. A Portfolio also has the additional risk of not being able to enter into a closing purchase transaction if a liquid secondary market does not exist and bears the risk of unfavorable changes in the price of the financial instruments underlying the options.

     Futures and Forward Contracts:

     Futures and forward contracts are agreements to buy or sell a security for a set price in the future. A Portfolio may buy or sell futures and forward contracts for the purpose of protecting its portfolio securities against future changes in interest rates which might adversely affect the value of the Portfolio's securities or the price of securities that it intends to purchase at a later date. Initial margin deposits are made upon entering into futures contracts and can be either in cash or U.S. Treasury securities. During the period the futures and forward contracts are open, changes in the market price of the contract are recognized as unrealized gains or losses by "marking-to-market" at the end of each trading day. Variation margin payments on futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio's basis in the contract. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures and forward contracts and may incur a loss. The use of futures and forward contracts transactions involves the risk of imperfect correlation in movements in the price of futures and forward contracts, interest rates and the underlying hedged assets.

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
June 30, 1999

     Limitations on Market and Credit Risk:

     Written options, futures and forward contracts involve elements of both market and credit risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The risk involved in writing an option on a security is that, if the option is exercised, the underlying security is then purchased or sold by the Portfolio at the contract price, which could be disadvantageous relative to the market price. The contract amounts of these futures and forward contracts reflect the extent of the Portfolio's exposure to off-balance sheet risk. The Portfolio bears the market risk which arises from any changes in security values. The credit risk for futures contracts is limited to failure to trade or exercise the futures contracts purchased through the exchange or board of trade which acts as the counterparty to the Portfolio's futures transactions. Forward contracts are entered into directly with the counterparty and not through an exchange and can be terminated only by agreement of both parties to the contract. There is no daily margin settlement and the Portfolio is exposed to the risk of default by the counterparty.

     Statement of Position 93-2:

     For the year ended December 31, 1998, in conformity with Statement of Position 93-2 Determination, Disclosure and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies, the reclassification arising from current book/tax differences resulted in increases (decreases) to the components of net assets as follows:




                                                 ALLIANCE
                                               INTERMEDIATE     ALLIANCE
                                                GOVERNMENT      QUALITY       ALLIANCE
                                                SECURITIES        BOND       HIGH YIELD
                                                 PORTFOLIO     PORTFOLIO     PORTFOLIO
                                              -------------- ------------- -------------
Undistributed (overdistributed) net
 investment income ..........................   $   1,558     $   101,980   $   197,552
Accumulated net realized gain (loss) ........      (1,558)       (101,980)     (197,552)



                                                ALLIANCE
                                                 EQUITY        ALLIANCE         ALLIANCE
                                                 INDEX       COMMON STOCK        GLOBAL
                                               PORTFOLIO      PORTFOLIO        PORTFOLIO
                                              ----------- ----------------- ---------------
Undistributed (overdistributed) net
 investment income ..........................  $   3,951    $ (15,541,411)   $   1,533,285
Accumulated net realized gain (loss) ........     (3,951)      15,541,411       (1,533,285)


                                                               ALLIANCE
                                               ALLIANCE       AGGRESSIVE
                                            INTERNATIONAL       STOCK
                                              PORTFOLIO       PORTFOLIO
                                           --------------- ---------------
Paid-in capital ..........................  $ (2,256,875)   $          --
Undistributed (overdistributed) net
 investment income .......................     2,913,186        9,723,281
Accumulated net realized gain (loss) .....      (656,311)      (9,723,281)



                                              ALLIANCE       ALLIANCE                       ALLIANCE
                                              SMALL CAP    CONSERVATIVE      ALLIANCE        GROWTH
                                               GROWTH        INVESTORS       BALANCED      INVESTORS
                                              PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                           -------------- -------------- --------------- -------------
Paid-in capital ..........................   $ (168,661)   $        --    $          --   $    64,483
Undistributed (overdistributed) net
 investment income .......................       27,043       (173,812)      (1,175,974)     (105,678)
Accumulated net realized gain (loss) .....      141,618        173,812        1,175,974        41,195

     Net capital and net currency losses incurred after October 31 and within the taxable year are deemed to arise on the first day of the Portfolio's next taxable year. For the period from November 1, 1998 to December 31, 1998 certain Portfolios incurred and elected to defer until January 1, 1999 for U.S. Federal income tax purposes net capital and net currency losses of approximately:



                                         CAPITAL       CURRENCY
PORTFOLIO                                 LOSSES        LOSSES
-----------------------------------   -------------   ----------
Alliance Quality Bond .............    $ 1,114,087     $     --
Alliance High Yield ...............     35,405,973           --
Alliance Common Stock .............      4,742,342       26,979
Alliance Global ...................             --      435,898
Alliance Small Cap Growth .........      2,835,065           --
Alliance Balanced .................             --      106,329
Alliance Growth Investors .........             --      101,198

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
June 30, 1999

2. Management of the Trust

     Alliance Capital Management L.P. ("Alliance"), a publicly traded limited partnership, indirectly majority-owned by Equitable, is the investment adviser. Under the terms of an Investment Advisory Agreement, Alliance receives fees from each Portfolio at the following rates:




                                                                          AVERAGE DAILY NET ASSETS
                                                   ----------------------------------------------------------------------
                                                        FIRST           NEXT          NEXT          NEXT
PORTFOLIO                                           $750 MILLION    $750 MILLION   $1 BILLION   $2.5 BILLION   THEREAFTER
-------------------------------------------------  --------------  -------------- ------------ -------------- -----------
Alliance Money Market ...........................        .350%           .325%         .300%         .280%       .270  %
Alliance Intermediate Government Securities .....        .500%           .475%         .450%         .430%       .420  %
Alliance Quality Bond ...........................        .525%           .500%         .475%         .455%       .445  %
Alliance High Yield .............................        .600%           .575%         .550%         .530%       .520  %
Alliance Growth and Income ......................        .550%           .525%         .500%         .480%       .470  %
Alliance Equity Index ...........................        .325%           .300%         .275%         .255%       .245  %
Alliance Common Stock ...........................        .475%           .425%         .375%         .355%       .345  %*
Alliance Global .................................        .675%           .600%         .550%         .530%       .520  %
Alliance International ..........................        .900%           .825%         .800%         .780%       .770  %
Alliance Aggressive Stock .......................        .625%           .575%         .525%         .500%       .475  %
Alliance Small Cap Growth .......................        .900%           .850%         .825%         .800%       .775  %
Alliance Conservative Investors .................        .475%           .425%         .375%         .350%       .325  %
Alliance Balanced ...............................        .450%           .400%         .350%         .325%       .300  %
Alliance Growth Investors .......................        .550%           .500%         .450%         .425%       .400  %

----------
* On assets in excess of $10 billion, the management fee for the Alliance Common Stock Portfolio is reduced to 0.335% of average daily net assets.


3. Distribution Plan

     Each Portfolio's Distribution Plan permits the Portfolio to pay a distribution fee of up to 0.50% of the average daily net assets attributable to its Class IB shares. The Trust, on behalf of each Portfolio, has entered into distribution agreements ("the Class IB Distribution Agreements") pursuant to the Distribution Plans with each of Equitable Distributors, Inc. ("EDI") and EQ Financial Consultants, Inc. ("EQ Financial") (each a "Class IB Distributor"). Both EDI and EQ Financial are indirect, wholly-owned subsidiaries of the Equitable. The Class IB Distribution Agreements provide that each Class IB Distributor receives payments from each Portfolio (except the Alliance Small Cap Growth Portfolio) at a rate equal to 0.25% of the average daily net assets of such Portfolio attributable to Class IB shares for which such Class IB Distributor provides services and/or assumes expenses under the Distribution Plan. With respect to the Alliance Small Cap Growth Portfolio, this amount shall not exceed the lesser of (a) 0.25% of the average daily net assets of the Portfolio attributable to Class IB shares for which each Class IB Distributor provides services and/or assumes expenses under the Distribution Plan and (b) an amount that, when added to certain other expenses of the Class IB shares, would result in a ratio of expenses to average daily net assets attributable to Class IB shares for which such Class IB Distributor provides services and/or assumes expenses under the Distribution Plan equaling 1.20%.

     The Distribution Plans provide that EDI and EQ Financial will use the payments received under the Class IB Distribution Agreements for services rendered (and expenses borne) in connection with activities primarily intended to result in the sale of the Trust's Class IB shares. Since the Class IB Distributor's compensation is not directly tied to their expenses, the amount of compensation received under the Class IB Distribution Agreements during any year may be more or less than actual expenses. For this reason, the Distribution Plans are characterized by the staff of the Securities and Exchange Commission as being of the "compensation" variety.

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
June 30, 1999

4. Investment Transactions


     Investment security transactions, excluding short-term debt securities, for the six months ended June 30, 1999 were as follows:




                                                                   PURCHASES                            SALES
                                                      ----------------------------------- ----------------------------------
                                                          STOCKS AND     U.S. GOVERNMENT      STOCKS AND     U.S. GOVERNMENT
PORTFOLIO                                              DEBT SECURITIES     AND AGENCIES    DEBT SECURITIES    AND AGENCIES
----------------------------------------------------- ----------------- ----------------- ----------------- ----------------
Alliance Intermediate Government Securities .........  $   40,425,593      $412,076,608    $    7,184,196     $443,836,696
Alliance Quality Bond ...............................     122,051,665       228,113,690        73,552,102      243,588,898
Alliance High Yield .................................     494,365,448                --       482,677,799               --
Alliance Growth and Income ..........................     536,543,469                --       383,727,610               --
Alliance Equity Index ...............................     458,768,017                --        40,934,459               --
Alliance Common Stock ...............................   5,128,191,902                --     4,505,434,725               --
Alliance Global .....................................     442,590,159                --       401,617,919               --
Alliance International ..............................     163,523,539                --       160,100,683               --
Alliance Aggressive Stock ...........................   1,502,025,768                --     1,939,647,461               --
Alliance Small Cap Growth ...........................     302,245,329                --       309,592,707               --
Alliance Conservative Investors .....................     119,383,626       112,664,154       117,678,929       98,276,429
Alliance Balanced ...................................     728,143,491       426,325,182       774,852,307      460,959,737
Alliance Growth Investors ...........................     929,068,336       222,461,738       882,322,247      216,764,728

     No activity is shown for the Alliance Money Market Portfolio since it trades exclusively in short-term debt securities.


     Transactions in options written for the six months ended June 30, 1999 are summarized as follows:




                                                                             ALLIANCE
                                                                           COMMON STOCK
                                                                             PORTFOLIO
                                                                -----------------------------------
                                                                   NUMBER OF           PREMIUMS
                                                                   CONTRACTS           RECEIVED
                                                                ---------------   -----------------
Options outstanding--January 1, 1999 ........................         492,960      $  195,807,516
Options written .............................................       1,241,095         460,512,513
Options terminated in closing purchase transactions .........        (201,380)        (65,700,130)
Options expired .............................................         (10,000)         (3,449,500)
Options exercised ...........................................      (1,125,175)       (439,414,074)
                                                                   ----------      --------------
Options outstanding--June 30, 1999 ..........................         397,500      $  147,756,325
                                                                   ==========      ==============

     The Portfolios (except for the Alliance Money Market, Alliance Intermediate Government Securities and Alliance Equity Index Portfolios) may enter into forward currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign securities holdings. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions. At June 30, 1999, the Alliance Common Stock, Alliance Global, Alliance International, Alliance Conservative Investors, Alliance Balanced and Alliance Growth Investors Portfolios had outstanding forward currency contracts to buy/sell foreign currencies as follows:




                                               CONTRACT       COST ON          U.S. $         UNREALIZED
                                                AMOUNT      ORIGINATION       CURRENT        APPRECIATION
ALLIANCE COMMON STOCK PORTFOLIO:                (000'S)         DATE           VALUE        (DEPRECIATION)
-------------------------------------------   ----------   -------------   -------------   ---------------
FOREIGN CURRENCY BUY CONTRACTS
British Pounds, settling 07/01/99 .........   802           $1,276,036      $1,264,462        $ (11,574)
                                                                                              =========

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
June 30, 1999


                                                           CONTRACT       COST ON          U.S. $         UNREALIZED
                                                            AMOUNT      ORIGINATION       CURRENT        APPRECIATION
ALLIANCE GLOBAL PORTFOLIO:                                  (000'S)         DATE           VALUE        (DEPRECIATION)
-------------------------------------------------------   ----------   -------------   -------------   ---------------
FOREIGN CURRENCY BUY CONTRACTS
British Pounds, settling 07/03/99 -- 07/07/99 .........      2,686      $ 4,253,796     $ 4,237,453      $ (16,343)
Euro, settling 07/02/99 -- 07/30/99 ...................      9,315        9,657,331       9,627,421        (29,910)
Hong Kong Dollar, settling 07/02/99 ...................      2,496          321,703         321,699             (4)
Japanese Yen, settling 07/01/99 .......................    322,586        2,664,857       2,668,869          4,012
Swiss Franc, settling 07/01/99 ........................      3,556        2,298,494       2,291,680         (6,814)
FOREIGN CURRENCY SALE CONTRACTS
British Pounds, settling 07/06/99 .....................         59           93,553          93,815           (262)
Euro, settling 07/01/99 -- 07/07/99 ...................     10,623       10,971,096      10,970,140            956
                                                                                                         -----------
                                                                                                         $ (48,365)
                                                                                                         ===========


                                                         CONTRACT       COST ON         U.S. $         UNREALIZED
                                                          AMOUNT      ORIGINATION       CURRENT       APPRECIATION
ALLIANCE INTERNATIONAL PORTFOLIO:                         (000'S)         DATE           VALUE       (DEPRECIATION)
-----------------------------------------------------   ----------   -------------   ------------   ---------------
FOREIGN CURRENCY BUY CONTRACTS
Hong Kong Dollar, settling 07/02/99 .................        899      $  115,816      $  115,812       $    (4)
Japanese Yen, settling 07/01/99 -- 07/02/99 .........    116,782         966,036         966,180           144
Swiss Franc, settling 07/01/99 ......................      1,022         659,780         658,632        (1,148)
FOREIGN CURRENCY SALE CONTRACTS
British Pounds, settling 07/06/99 ...................        755       1,189,023       1,191,524        (2,501)
Euro, settling 07/01/99 -- 07/02/99 .................      2,088       2,157,448       2,155,615         1,833
                                                                                                       ---------
                                                                                                       $(1,676)
                                                                                                       =========


                                                 CONTRACT       COST ON         U.S. $        UNREALIZED
                                                  AMOUNT      ORIGINATION      CURRENT       APPRECIATION
ALLIANCE CONSERVATIVE INVESTORS PORTFOLIO:        (000'S)         DATE          VALUE       (DEPRECIATION)
---------------------------------------------   ----------   -------------   -----------   ---------------
FOREIGN CURRENCY BUY CONTRACTS
Euro, settling 07/01/99 .....................        134        $138,712      $138,301         $ (411)
Swiss Franc, settling 07/01/99 ..............        254         163,722       163,437           (285)
FOREIGN CURRENCY SALE CONTRACTS
British Pounds, settling 07/02/99 ...........        152         241,682       240,196          1,486
Euro, settling 07/02/99 -- 07/30/99 .........        252         260,314       260,751           (437)
Japanese Yen, settling 07/06/99 .............      2,470          20,090        20,452           (362)
                                                                                               ------
                                                                                               $   (9)
                                                                                               ======


                                                   CONTRACT       COST ON         U.S. $         UNREALIZED
                                                    AMOUNT      ORIGINATION       CURRENT       APPRECIATION
ALLIANCE BALANCED PORTFOLIO:                        (000'S)         DATE           VALUE       (DEPRECIATION)
-----------------------------------------------   ----------   -------------   ------------   ---------------
FOREIGN CURRENCY BUY CONTRACTS
Australian Dollars, settling 07/02/99 .........        254      $  168,590      $  167,498       $ (1,092)
British Pounds, settling 07/06/99 .............        942       1,486,817       1,486,733            (84)
Japanese Yen, settling 07/02/99 ...............     52,847         437,512         437,222           (290)
FOREIGN CURRENCY SALE CONTRACTS
Euro, settling 07/02/99 .......................      2,233       2,300,901       2,305,591         (4,690)
Japanese Yen, settling 07/02/99 ...............     45,019         371,385         372,460         (1,075)
Swiss Franc, settling 07/02/99 ................      3,814       2,461,977       2,457,693          4,284
                                                                                                 --------
                                                                                                 $ (2,947)
                                                                                                 ========

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
June 30, 1999


                                                         CONTRACT       COST ON         U.S. $         UNREALIZED
                                                          AMOUNT      ORIGINATION       CURRENT       APPRECIATION
ALLIANCE GROWTH INVESTORS PORTFOLIO:                      (000'S)         DATE           VALUE       (DEPRECIATION)
-----------------------------------------------------   ----------   -------------   ------------   ---------------
FOREIGN CURRENCY BUY CONTRACTS
British Pounds, settling 07/06/99 ...................        320      $  504,499      $  504,471       $     (28)
Euro, settling 07/01/99 .............................      1,396       1,445,612       1,441,349          (4,263)
Swiss Franc, settling 07/01/99 ......................      3,522       2,273,865       2,269,908          (3,957)
FOREIGN CURRENCY SALE CONTRACTS
British Pounds, settling 07/01/99 ...................        345         547,187         543,830           3,357
Euro, settling 07/02/99 .............................      3,127       3,230,999       3,229,159           1,840
Greek Drachma, settling 07/02/99 ....................    139,723         443,114         444,255          (1,141)
Japanese Yen, settling 07/02/99 -- 07/06/99 .........    254,115       2,097,774       2,102,724          (4,950)
Singapore Dollars, settling 07/06/99 ................        122          70,474          71,681          (1,207)
                                                                                                       ---------
                                                                                                       $ (10,349)
                                                                                                       =========

     As of June 30, 1999, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:



                                                                                GROSS UNREALIZED            NET UNREALIZED
                                                           COST OF      ---------------------------------    APPRECIATION
PORTFOLIO                                                INVESTMENTS      APPRECIATION     DEPRECIATION     (DEPRECIATION)
----------------------------------------------------- ----------------- ---------------- ---------------- -----------------
Alliance Money Market ...............................  $ 1,146,367,340   $      117,766   $     (450,332)  $     (332,566)
Alliance Intermediate Government Securities .........      230,389,656          562,965       (3,508,732)      (2,945,767)
Alliance Quality Bond ...............................      353,420,955          211,254      (11,908,284)     (11,697,030)
Alliance High Yield .................................      644,839,529        7,164,957      (77,130,497)     (69,965,540)
Alliance Growth and Income ..........................    1,071,291,751      273,799,318      (48,060,969)     225,738,349
Alliance Equity Index ...............................    1,611,619,102      745,387,678      (18,829,738)     726,557,940
Alliance Common Stock ...............................   10,956,530,821    4,980,509,261     (604,498,424)   4,376,010,837
Alliance Global .....................................    1,174,050,920      464,123,852      (51,083,457)     413,040,395
Alliance International ..............................      230,330,560       31,960,880      (14,786,391)      17,174,489
Alliance Aggressive Stock ...........................    3,917,047,003      927,245,788     (286,733,851)     640,511,937
Alliance Small Cap Growth ...........................      287,618,901       41,282,247      (18,096,066)      23,186,181
Alliance Conservative Investors .....................      401,608,147       38,534,097      (10,019,820)      28,514,277
Alliance Balanced ...................................    1,761,221,272      310,133,712      (62,492,991)     247,640,721
Alliance Growth Investors ...........................    1,946,428,632      433,793,626      (66,983,771)     366,809,855

     During the year ended December 31, 1998, the Alliance Intermediate Government Securities Portfolio utilized available capital loss carryforwards of $3,248,623.


     The Alliance Intermediate Government Securities Portfolio and Alliance Small Cap Growth Portfolio had net capital loss carryforwards of $5,583,325 (of which $5,101,186 expires in the year 2002 and $482,139 expires in the year
2004) and $16,465,876 (all of which expires in the year 2006), respectively. To the extent the above losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders.


5. Capital Share Transactions


     At June 30, 1999, there was an unlimited number of shares of beneficial interest (Shares), without par value, available for issuance by the Board of Trustees. Shares are divided into two classes, designated Class IA and Class IB for each Portfolio.

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
June 30, 1999

     Transactions in Shares were as follows:



                                                                       ALLIANCE
                                      ALLIANCE                       INTERMEDIATE
                                    MONEY MARKET                GOVERNMENT SECURITIES
                                      PORTFOLIO                       PORTFOLIO
                          --------------------------------- ------------------------------
                             SIX MONTHS       YEAR ENDED       SIX MONTHS     YEAR ENDED
                               ENDED         DECEMBER 31,        ENDED       DECEMBER 31,
                           JUNE 30, 1999         1998        JUNE 30, 1999       1998
                          --------------- ----------------- --------------- --------------
                            (UNAUDITED)                       (UNAUDITED)
Class IA
Shares sold .............    81,199,559       136,020,103       3,394,360      7,332,095
Shares issued in
 reinvestment of
 dividends and
 distributions ..........            --         2,682,886              --        724,448
                             ----------       -----------       ---------      ---------
Total shares issued .....    81,199,559       138,702,989       3,394,360      8,056,543
Shares redeemed .........   (76,872,869)     (112,151,509)     (2,140,700)    (4,388,356)
                            -----------      ------------      ----------     ----------
Net increase
 (decrease) .............     4,326,690        26,551,480       1,253,660      3,668,187
                            ===========      ============      ==========     ==========



                                     ALLIANCE                        ALLIANCE
                                   QUALITY BOND                     HIGH YIELD
                                    PORTFOLIO                       PORTFOLIO
                          ------------------------------ --------------------------------
                             SIX MONTHS     YEAR ENDED      SIX MONTHS      YEAR ENDED
                               ENDED       DECEMBER 31,       ENDED        DECEMBER 31,
                           JUNE 30, 1999       1998       JUNE 30, 1999        1998
                          --------------- -------------- --------------- ----------------
                            (UNAUDITED)                    (UNAUDITED)
Class IA
Shares sold .............     4,758,113     12,172,248       5,242,478       18,951,617
Shares issued in
 reinvestment of
 dividends and
 distributions ..........            --      2,093,682              --        5,403,877
                              ---------     ----------       ---------       ----------
Total shares issued .....     4,758,113     14,265,930       5,242,478       24,355,494
Shares redeemed .........    (2,071,610)    (2,355,892)     (7,440,728)     (11,963,174)
                             ----------     ----------      ----------      -----------
Net increase
 (decrease) .............     2,686,503     11,910,038      (2,198,250)      12,392,320
                             ==========     ==========      ==========      ===========


                                       ALLIANCE                       ALLIANCE
                                  GROWTH AND INCOME                 EQUITY INDEX
                                      PORTFOLIO                      PORTFOLIO
                            ------------------------------ ------------------------------
                               SIX MONTHS     YEAR ENDED      SIX MONTHS     YEAR ENDED
                                 ENDED       DECEMBER 31,       ENDED       DECEMBER 31,
                             JUNE 30, 1999       1998       JUNE 30, 1999       1998
                            --------------- -------------- --------------- --------------
                              (UNAUDITED)                    (UNAUDITED)
Class IA
Shares sold ...............     7,205,939     15,163,368      33,387,921     26,611,092
Shares issued in
 reinvestment of
 dividends and
 distributions ............            --      4,401,644              --        694,933
                                ---------     ----------      ----------     ----------
Total shares issued . .....     7,205,939     19,565,012      33,387,921     27,306,025
Shares redeemed ...........    (1,053,837)    (3,992,469)    (17,283,278)    (7,487,195)
                               ----------     ----------     -----------     ----------
Net increase ..............     6,152,102     15,572,543      16,104,643     19,818,830
                               ==========     ==========     ===========     ==========



                                        ALLIANCE                         ALLIANCE
                                      COMMON STOCK                        GLOBAL
                                       PORTFOLIO                        PORTFOLIO
                            -------------------------------- --------------------------------
                               SIX MONTHS      YEAR ENDED       SIX MONTHS      YEAR ENDED
                                 ENDED        DECEMBER 31,        ENDED        DECEMBER 31,
                             JUNE 30, 1999        1998        JUNE 30, 1999        1998
                            --------------- ---------------- --------------- ----------------
                              (UNAUDITED)                      (UNAUDITED)
Class IA
Shares sold ...............    17,594,431       43,379,931      10,928,681        8,066,603
Shares issued in
 reinvestment of
 dividends and
 distributions ............            --       63,907,193              --        5,362,782
                               ----------       ----------      ----------        ---------
Total shares issued . .....    17,594,431      107,287,124      10,928,681       13,429,385
Shares redeemed ...........   (15,200,873)     (43,764,983)     (9,756,893)     (13,140,812)
                              -----------      -----------      ----------      -----------
Net increase ..............     2,393,558       63,522,141       1,171,788          288,573
                              ===========      ===========      ==========      ===========


                                        ALLIANCE                         ALLIANCE
                                     INTERNATIONAL                   AGGRESSIVE STOCK
                                       PORTFOLIO                        PORTFOLIO
                            -------------------------------- --------------------------------
                               SIX MONTHS      YEAR ENDED       SIX MONTHS      YEAR ENDED
                                 ENDED        DECEMBER 31,        ENDED        DECEMBER 31,
                             JUNE 30, 1999        1998        JUNE 30, 1999        1998
                            --------------- ---------------- --------------- ----------------
                              (UNAUDITED)                      (UNAUDITED)
Class IA
Shares sold ...............    28,829,068       40,984,802      11,981,534       33,480,797
Shares issued in
 reinvestment of
 dividends and
 distributions ............            --          362,445              --        7,661,455
                               ----------       ----------      ----------       ----------
Total shares issued . .....    28,829,068       41,347,247      11,981,534       41,142,252
Shares redeemed ...........   (26,332,713)     (41,520,686)    (25,421,486)     (40,575,903)
                              -----------      -----------     -----------      -----------
Net increase
 (decrease) ...............     2,496,355         (173,439)    (13,439,952)         566,349
                              ===========      ===========     ===========      ===========



                                        ALLIANCE                        ALLIANCE
                                    SMALL CAP GROWTH             CONSERVATIVE INVESTORS
                                       PORTFOLIO                        PORTFOLIO
                            -------------------------------- -------------------------------
                               SIX MONTHS      YEAR ENDED       SIX MONTHS      YEAR ENDED
                                 ENDED        DECEMBER 31,        ENDED        DECEMBER 31,
                             JUNE 30, 1999        1998        JUNE 30, 1999        1998
                            --------------- ---------------- --------------- ---------------
                              (UNAUDITED)                      (UNAUDITED)
Class IA
Shares sold ...............    24,607,219       52,458,409       2,024,321       3,583,057
Shares issued in
 reinvestment of
 dividends and
 distributions ............            --            1,203              --       2,581,375
                               ----------       ----------       ---------       ---------
Total shares issued . .....    24,607,219       52,459,612       2,024,321       6,164,432
Shares redeemed ...........   (25,802,167)     (43,349,403)     (1,515,528)     (3,201,439)
                              -----------      -----------      ----------      ----------
Net increase
 (decrease) ...............    (1,194,948)       9,110,209         508,793       2,962,993
                              ===========      ===========      ==========      ==========

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
June 30, 1999


                                                          ALLIANCE                       ALLIANCE
                                                          BALANCED                   GROWTH INVESTORS
                                                         PORTFOLIO                       PORTFOLIO
                                               ------------------------------ -------------------------------
                                                  SIX MONTHS     YEAR ENDED      SIX MONTHS      YEAR ENDED
                                                    ENDED       DECEMBER 31,       ENDED        DECEMBER 31,
                                                JUNE 30, 1999       1998       JUNE 30, 1999        1998
                                               --------------- -------------- --------------- ---------------
                                                 (UNAUDITED)                    (UNAUDITED)
Class IA
Shares sold ..................................     2,138,360      4,836,054       3,801,520       6,034,474
Shares issued in reinvestment of dividends and
 distributions ...............................            --     11,476,087              --       9,929,342
                                                   ---------     ----------       ---------       ---------
Total shares issued ..........................     2,138,360     16,312,141       3,801,520      15,963,816
Shares redeemed ..............................    (4,732,536)    (9,732,301)     (2,987,875)     (5,077,946)
                                                  ----------     ----------      ----------      ----------
Net increase (decrease) ......................    (2,594,176)     6,579,840         813,645      10,885,870
                                                  ==========     ==========      ==========      ==========


                                                                        ALLIANCE
                                        ALLIANCE                      INTERMEDIATE
                                      MONEY MARKET               GOVERNMENT SECURITIES
                                       PORTFOLIO                       PORTFOLIO
                            -------------------------------- ------------------------------
                               SIX MONTHS      YEAR ENDED       SIX MONTHS     YEAR ENDED
                                 ENDED        DECEMBER 31,        ENDED       DECEMBER 31,
                             JUNE 30, 1999        1998        JUNE 30, 1999       1998
                            --------------- ---------------- --------------- --------------
                              (UNAUDITED)                      (UNAUDITED)
Class IB
Shares sold ...............    18,007,384       40,257,599      1,460,918      2,732,736
Shares issued in
 reinvestment of
 dividends and
 distributions ............            --        1,123,590             --         87,259
                               ----------       ----------      ---------      ---------
Total shares issued .......    18,007,384       41,381,189      1,460,918      2,819,995
Shares redeemed ...........   (20,737,304)     (15,656,425)      (325,432)      (156,546)
                              -----------      -----------      ---------      ---------
Net increase
 (decrease) ...............    (2,729,920)      25,724,764      1,135,486      2,663,449
                              ===========      ===========      =========      =========



                                        ALLIANCE                        ALLIANCE
                                      QUALITY BOND                     HIGH YIELD
                                        PORTFOLIO                       PORTFOLIO
                            --------------------------------- -----------------------------
                               SIX MONTHS     JULY 8, 1998*      SIX MONTHS     YEAR ENDED
                                 ENDED       TO DECEMBER 31,       ENDED       DECEMBER 31,
                             JUNE 30, 1999         1998        JUNE 30, 1999       1998
                            --------------- ----------------- --------------- -------------
                              (UNAUDITED)                       (UNAUDITED)
Class IB
Shares sold ...............      27,922           1,010           3,354,910    15,829,829
Shares issued in
 reinvestment of
 dividends and
 distributions ............          --              47                  --     2,231,229
                                 ------           -----           ---------    ----------
Total shares issued .......      27,922           1,057           3,354,910    18,061,058
Shares redeemed ...........     (11,604)             --          (1,106,717)     (612,661)
                                -------           -----          ----------    ----------
Net increase
 (decrease) ...............      16,318           1,057           2,248,193    17,448,397
                                =======           =====          ==========    ==========


                                       ALLIANCE                       ALLIANCE
                                  GROWTH AND INCOME                 EQUITY INDEX
                                      PORTFOLIO                      PORTFOLIO
                            ------------------------------ ------------------------------
                               SIX MONTHS     YEAR ENDED      SIX MONTHS     YEAR ENDED
                                 ENDED       DECEMBER 31,       ENDED       DECEMBER 31,
                             JUNE 30, 1999       1998       JUNE 30, 1999       1998
                            --------------- -------------- --------------- --------------
                              (UNAUDITED)                    (UNAUDITED)
Class IB
Shares sold ...............    2,569,660      4,613,042        265,421         13,073
Shares issued in
 reinvestment of
 dividends and
 distributions ............           --        579,115             --            108
                               ---------      ---------        -------         ------
Total shares issued . .....    2,569,660      5,192,157        265,421         13,181
Shares redeemed ...........      (47,607)      (208,611)       (51,823)        (1,032)
                               ---------      ---------        -------         ------
Net increase ..............    2,522,053      4,983,546        213,598         12,149
                               =========      =========        =======         ======



                                       ALLIANCE                      ALLIANCE
                                     COMMON STOCK                     GLOBAL
                                      PORTFOLIO                      PORTFOLIO
                            ------------------------------ -----------------------------
                               SIX MONTHS     YEAR ENDED      SIX MONTHS     YEAR ENDED
                                 ENDED       DECEMBER 31,       ENDED       DECEMBER 31,
                             JUNE 30, 1999       1998       JUNE 30, 1999       1998
                            --------------- -------------- --------------- -------------
                              (UNAUDITED)                    (UNAUDITED)
Class IB
Shares sold ...............   10,797,596      19,886,395        788,468      1,194,769
Shares issued in
 reinvestment of
 dividends and
 distributions ............           --       4,121,858             --        176,642
                              ----------      ----------        -------      ---------
Total shares issued . .....   10,797,596      24,008,253        788,468      1,371,411
Shares redeemed ...........     (337,265)       (278,288)      (115,632)      (145,815)
                              ----------      ----------       --------      ---------
Net increase ..............   10,460,331      23,729,965        672,836      1,225,596
                              ==========      ==========       ========      =========

----------
* Commencement of operations.

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
June 30, 1999

                                     ALLIANCE                       ALLIANCE
                                  INTERNATIONAL                 AGGRESSIVE STOCK
                                    PORTFOLIO                      PORTFOLIO
                          ------------------------------ ------------------------------
                             SIX MONTHS     YEAR ENDED      SIX MONTHS     YEAR ENDED
                               ENDED       DECEMBER 31,       ENDED       DECEMBER 31,
                           JUNE 30, 1999       1998       JUNE 30, 1999       1998
                          --------------- -------------- --------------- --------------
                            (UNAUDITED)                    (UNAUDITED)
Class IB
Shares sold .............      480,544        592,943       1,057,491      2,372,000
Shares issued in
 reinvestment of
 dividends and
 distributions ..........           --          9,904              --        244,653
                               -------        -------       ---------      ---------
Total shares issued .....      480,544        602,847       1,057,491      2,616,653
Shares redeemed .........     (360,691)      (244,562)       (458,503)      (129,735)
                              --------       --------       ---------      ---------
Net increase ............      119,853        358,285         598,988      2,486,918
                              ========       ========       =========      =========

                                     ALLIANCE                      ALLIANCE
                                 SMALL CAP GROWTH           CONSERVATIVE INVESTORS
                                    PORTFOLIO                      PORTFOLIO
                          ------------------------------ -----------------------------
                             SIX MONTHS     YEAR ENDED      SIX MONTHS     YEAR ENDED
                               ENDED       DECEMBER 31,       ENDED       DECEMBER 31,
                           JUNE 30, 1999       1998       JUNE 30, 1999       1998
                          --------------- -------------- --------------- -------------
                            (UNAUDITED)                    (UNAUDITED)
Class IB
Shares sold .............     1,330,074     6,064,836       1,878,273      2,038,248
Shares issued in
 reinvestment of
 dividends and
 distributions ..........            --            --              --        185,980
                              ---------     ---------       ---------      ---------
Total shares issued .....     1,330,074     6,064,836       1,878,273      2,224,228
Shares redeemed .........    (1,161,403)     (295,805)        (46,097)       (49,850)
                             ----------     ---------       ---------      ---------
Net increase ............       168,671     5,769,031       1,832,176      2,174,378
                             ==========     =========       =========      =========


                                                           ALLIANCE                        ALLIANCE
                                                           BALANCED                    GROWTH INVESTORS
                                                           PORTFOLIO                       PORTFOLIO
                                               --------------------------------- -----------------------------
                                                  SIX MONTHS     JULY 8, 1998*      SIX MONTHS     YEAR ENDED
                                                    ENDED       TO DECEMBER 31,       ENDED       DECEMBER 31,
                                                JUNE 30, 1999         1998        JUNE 30, 1999       1998
                                               --------------- ----------------- --------------- -------------
                                                 (UNAUDITED)                       (UNAUDITED)
Class IB
Shares sold ..................................     392,734            513           1,606,610      2,539,628
Shares issued in reinvestment of dividends and
 distributions ...............................          --             54                  --        424,011
                                                   -------            ---           ---------      ---------
Total shares issued ..........................     392,734            567           1,606,610      2,963,639
Shares redeemed ..............................     (23,325)            --             (87,897)      (253,305)
                                                   -------            ---           ---------      ---------
Net increase .................................     369,409            567           1,518,713      2,710,334
                                                   =======            ===           =========      =========

----------
* Commencement of operations.


6. Bank Borrowing


     A number of open-end mutual funds managed by the Adviser, including the Trust, participate in a $750 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions, in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the Statements of Operations. The Trust did not utilize the Facility during the six months ended June 30, 1999.

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS--(Concluded)
June 30, 1999

7. Transactions with Affiliated Companies

     An affiliated company is a company in which a Portfolio has ownership of at least 5% of the voting securities. Investments in companies which were affiliates during the six months ended June 30, 1999 are summarized as follows:





                                               MARKET VALUE
                                               DECEMBER 31,      PURCHASES
                                                   1998           AT COST
                                             ---------------- --------------
ALLIANCE COMMON STOCK PORTFOLIO:
Ceridian Corp. .............................  $ 266,334,688    $  3,300,500
Chris Craft Industries, Inc. (Class B) .....     60,857,849              --
Ingram Micro, Inc. (Class A) ...............     83,700,000      68,642,495
Loral Space & Communications ...............    180,280,312     177,097,718
SCI Systems, Inc. ..........................    206,514,000     146,556,164
                                              -------------
                                              $ 797,686,849
                                              =============



                                                              MARKET VALUE                   REALIZED
                                                  SALES         JUNE 30,      DIVIDEND         GAIN
                                                 AT COST          1999         INCOME         (LOSS)
                                             -------------- ---------------- ---------- ------------------
ALLIANCE COMMON STOCK PORTFOLIO:
Ceridian Corp. .............................  $         --   $  252,674,375   $    --     $           --
Chris Craft Industries, Inc. (Class B) .....       689,320       57,954,292        --          2,237,187
Ingram Micro, Inc. (Class A) ...............    81,278,310       88,889,000        --        (42,075,492)
Loral Space & Communications ...............    49,692,615      315,678,600        --        (14,263,226)
SCI Systems, Inc. ..........................    36,089,744      298,656,250        --          1,704,024
                                                             --------------   -------     --------------
                                                             $1,013,852,517   $    --     $  (52,397,507)
                                                             ==============   =======     ==============


                                               MARKET VALUE
                                               DECEMBER 31,      PURCHASES        SALES
                                                   1998           AT COST        AT COST
                                             ---------------- -------------- --------------
ALLIANCE AGGRESSIVE STOCK PORTFOLIO:
Circuit City Stores, Inc.--
 CarMax Group ................................  $ 34,580,869    $         --   $ 23,620,002
Continental Airlines, Inc. (Class B) .........   148,468,650      17,459,950      7,898,247
Florida Panthers Holdings, Inc.(a) ...........    23,292,425         949,326     52,742,207
Millicom International Cellular SA ...........    85,782,037       9,835,349      3,436,356
Mohawk Industries, Inc .......................   158,441,025      24,841,404      1,665,382
Premier Parks, Inc. ..........................   162,327,550      12,158,011      5,013,900
Teekay Shipping Corp. ........................    49,463,706       3,085,628             --
Tiffany & Co.(a) .............................   132,327,937              --     45,194,863
Venator Group, Inc. ..........................    61,230,925      15,942,289             --
                                                ------------
                                                $855,915,124
                                                ============



                                                 MARKET VALUE                   REALIZED
                                                   JUNE 30,      DIVIDEND         GAIN
                                                     1999         INCOME         (LOSS)
                                               ---------------- ---------- ------------------
ALLIANCE AGGRESSIVE STOCK PORTFOLIO:
Circuit City Stores, Inc.--
 CarMax Group ................................  $ 27,769,500    $       --    $  (17,183,407)
Continental Airlines, Inc. (Class B) .........   170,922,850            --         5,836,094
Florida Panthers Holdings, Inc.(a) ...........            --            --       (30,818,257)
Millicom International Cellular SA ...........    78,507,450            --         3,480,203
Mohawk Industries, Inc .......................   135,761,063            --         3,649,947
Premier Parks, Inc. ..........................   203,712,600            --         1,624,494
Teekay Shipping Corp. ........................    50,074,388     1,176,136                --
Tiffany & Co.(a) .............................   136,547,500       398,688        41,943,920
Venator Group, Inc. ..........................   118,631,581            --                --
                                                ------------    ----------    --------------
                                                $921,926,932    $1,574,824    $    8,532,994
                                                ============    ==========    ==============

----------
(a) Holdings represented less than 5% of outstanding shares at June 30, 1999, although ownership was above 5% for a period of time during the period.


     For the six months ended June 30, 1999, the Common Stock Portfolio incurred brokerage commissions of $5,550,695. This amount includes $4,050 which was paid to Donaldson, Lufkin & Jenrette Securities Corp. ("DLJ"), an affiliate of the Adviser.


8. Substitution

     An application has been filed with the SEC requesting approval for the substitution of securities issued by 14 newly-organized portfolios of EQ Advisors Trust (EQAT) for securities issued by portfolios of the Trust currently used as underlying investment options for certain variable annuity contracts and/or variable life insurance policies issued by Equitable and other insurance companies (the "Substitutions"). Equitable will bear all expenses incurred in connection with the Substitutions. The 14 newly-organized EQAT portfolios will have investment objectives, investment strategies and anticipated risks that are identical in all material respects to those of the corresponding Trust portfolios. Pursuant to the application, the effect of the Substitutions will be to transfer the assets and liabilities of each Trust portfolio to the corresponding new EQAT portfolio. Alliance will continue to serve as investment advisor for each of the 14 new portfolios with Equitable serving as the investment manager. Pursuant to the application, there will be no increase in investment management fees; other Trust operating expenses may increase slightly. In connection with the anticipated Substitutions, EQAT has filed with the SEC a post-effective amendment to its registration statement in order to register the 14 newly-organized portfolios. Subject to SEC approval, it is expected that the Substitutions will be completed in the fall of 1999.

THE HUDSON RIVER TRUST
FINANCIAL HIGHLIGHTS
June 30, 1999


SELECTED DATA FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD(a)


ALLIANCE MONEY MARKET PORTFOLIO:



                                                                             CLASS IA
                                         ---------------------------------------------------------------------------------
                                            SIX MONTHS                        YEAR ENDED DECEMBER 31,
                                               ENDED      ----------------------------------------------------------------
                                             JUNE 30,
                                               1999           1998         1997         1996         1995         1994
                                         ---------------- ------------ ------------ ------------ ------------ ------------
                                            (UNAUDITED)
 Net asset value, beginning of
  period (b) ...........................       $10.22         $10.18       $10.17       $10.16       $10.14       $10.12
                                               ------         ------       ------       ------       ------       ------
  INCOME FROM INVESTMENT
   OPERATIONS:
  Net investment income ................         0.24           0.53         0.54         0.54         0.57         0.41
  Net realized and unrealized
   gain (loss) on investments ..........           --             --           --        (0.01)          --           --
                                               ------         ------       ------       ------       ------       ------
  Total from investment
   operations ..........................         0.24           0.53         0.54         0.53         0.57         0.41
                                               ------         ------       ------       ------       ------       ------
  LESS DISTRIBUTIONS:
  Dividends from net investment
   income ..............................           --          (0.49)       (0.53)       (0.52)       (0.55)       (0.39)
  Dividends in excess of net
   investment income ...................           --             --           --           --           --           --
                                               ------         ------       ------       ------       ------       ------
  Total dividends and
   distributions .......................           --          (0.49)       (0.53)       (0.52)       (0.55)       (0.39)
                                               ------         ------       ------       ------       ------       ------
 Net asset value, end of period ........       $10.46         $10.22       $10.18       $10.17       $10.16       $10.14
                                               ======         ======       ======       ======       ======       ======
 Total return (c) ......................         2.28%          5.34%        5.42%        5.33%        5.74%        4.02%
                                               ======         ======       ======       ======       ======       ======
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's) .....     $785,055       $723,311     $449,960     $463,422     $386,691     $325,391
 Ratio of expenses to average net
  assets ...............................         0.36%(d)       0.37%        0.39%        0.43%        0.44%        0.42%
 Ratio of net investment income
  to average net assets ................         4.73%(d)       5.13%        5.28%        5.17%        5.53%        4.01%



                                                                  CLASS IB
                                         -----------------------------------------------------------
                                            SIX MONTHS           YEAR ENDED            OCTOBER 2,
                                               ENDED            DECEMBER 31,             1996 TO
                                             JUNE 30,     -------------------------   DECEMBER 31,
                                               1999           1998         1997           1996
                                         ---------------- ------------ ------------ ----------------
                                            (UNAUDITED)
 Net asset value, beginning of
  period (b) ...........................      $10.21         $10.17       $10.16         $10.16
                                              ------         ------       ------         ------
  INCOME FROM INVESTMENT
   OPERATIONS:
  Net investment income ................        0.23           0.49         0.52           0.11
  Net realized and unrealized
   gain (loss) on investments ..........       (0.01)          0.02           --           0.01
                                              ------         ------       ------         ------
  Total from investment
   operations ..........................        0.22           0.51         0.52           0.12
                                              ------         ------       ------         ------
  LESS DISTRIBUTIONS:
  Dividends from net investment
   income ..............................          --          (0.47)       (0.51)         (0.02)
  Dividends in excess of net
   investment income ...................          --             --           --          (0.10)
                                              ------         ------       ------         ------
  Total dividends and
   distributions .......................          --          (0.47)       (0.51)         (0.12)
                                              ------         ------       ------         ------
 Net asset value, end of period ........      $10.43         $10.21       $10.17         $10.16
                                              ------         ------       ------         ------
                                              ======         ======       ======         ======
 Total return (c) ......................        2.16%          5.08%        5.16%          1.29%
                                              ======         ======       ======         ======
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's) .....    $366,584       $386,718     $123,675         $3,184
 Ratio of expenses to average net
  assets ...............................        0.61%(d)       0.62%        0.63%          0.67%(d)
 Ratio of net investment income
  to average net assets ................        4.48%(d)       4.82%        5.02%          4.94%(d)

ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES PORTFOLIO(e):


                                                                           CLASS IA
                                         -----------------------------------------------------------------------------
                                                                            YEAR ENDED DECEMBER 31,
                                            SIX MONTHS    ------------------------------------------------------------
                                               ENDED
                                             JUNE 30,
                                               1999           1998         1997        1996       1995        1994
                                         ---------------- ------------ ------------ ---------- ---------- ------------
                                            (UNAUDITED)
 Net asset value, beginning of
  period (b) ...........................    $ 9.67            $ 9.44       $ 9.29      $ 9.47    $ 8.87     $10.08
                                            ------            ------       ------      ------    ------     ------
  INCOME FROM INVESTMENT
   OPERATIONS:
  Net investment income ................      0.24              0.50         0.53        0.54      0.58       0.65
  Net realized and unrealized
   gain (loss) on investments ..........     (0.33)             0.21         0.13       (0.19)     0.57      (1.08)
                                            ------            ------       ------      ------    ------     ------
  Total from investment
   operations ..........................     (0.09)             0.71         0.66        0.35      1.15      (0.43)
                                            ------            ------       ------      ------    ------     ------
  LESS DISTRIBUTIONS:
  Dividends from net investment
   income ..............................        --             (0.48)       (0.51)      (0.53)    (0.55)     (0.78)
                                            ------            ------       ------      ------    ------     ------
 Net asset value, end of period ........    $ 9.58            $ 9.67       $ 9.44      $ 9.29    $ 9.47     $ 8.87
                                            ======            ======       ======      ======    ======     ======
 Total return (c) ......................    (0.99)%             7.74%        7.29%       3.78%    13.33%     (4.37)%
                                            ======            ======       ======      ======    ======     ======
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's) ..... $163,877           $153,383     $115,114     $88,384   $71,780    $48,518
 Ratio of expenses to average net
  assets ...............................     0.55%(d)           0.55%        0.55%       0.56%     0.57%      0.56%
 Ratio of net investment income
  to average net assets ................     4.96%(d)           5.21%        5.61%       5.73%     6.15%      6.75%
 Portfolio turnover rate ...............      237%               539%         285%        318%      255%       133%



                                                             CLASS IB
                                         ------------------------------------------------
                                            SIX MONTHS                     MAY 1, 1997
                                               ENDED        YEAR ENDED         TO
                                             JUNE 30,      DECEMBER 31,   DECEMBER 31,
                                               1999            1998           1997
                                         ---------------- ------------- ----------------
                                            (UNAUDITED)
 Net asset value, beginning of
  period (b) ...........................    $ 9.66            $ 9.43         $ 9.27
                                            ------            ------         ------
  INCOME FROM INVESTMENT
   OPERATIONS:
  Net investment income ................      0.22              0.47           0.32
  Net realized and unrealized
   gain (loss) on investments ..........     (0.33)             0.22           0.22
                                            ------            ------         ------
  Total from investment
   operations ..........................     (0.11)             0.69           0.54
                                            ------            ------         ------
  LESS DISTRIBUTIONS:
  Dividends from net investment
   income ..............................        --             (0.46)         (0.38)
                                            ------            ------         ------
 Net asset value, end of period ........    $ 9.55            $ 9.66         $ 9.43
                                            ======            ======         ======
 Total return (c) ......................     (1.11)%            7.48%          5.83%
                                            ======            ======         ======
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's) .....   $41,401           $30,898         $5,052
 Ratio of expenses to average net
  assets ...............................      0.80%(d)          0.80%          0.81%(d)
 Ratio of net investment income
  to average net assets ................      4.72%(d)          4.87%          5.15%(d)
 Portfolio turnover rate ...............       237%              539%           285%

THE HUDSON RIVER TRUST
FINANCIAL HIGHLIGHTS--(Continued)
June 30, 1999

ALLIANCE QUALITY BOND PORTFOLIO:



                                                                        CLASS IA
                                                 -------------------------------------------------------
                                                                         YEAR ENDED DECEMBER 31,
                                                    SIX MONTHS    --------------------------------------
                                                       ENDED
                                                     JUNE 30,
                                                       1999           1998         1997         1996
                                                 ---------------- ------------ ------------ ------------
                                                    (UNAUDITED)
 Net asset value, beginning of period (b) ......        $9.84          $9.74        $9.49        $9.61
                                                        -----         -----        -----         -----
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income ........................         0.26           0.55         0.60         0.57
  Net realized and unrealized gain (loss) on
   investments and foreign currency
   transactions ................................        (0.50)          0.28         0.24        (0.07)
                                                        -----         -----        -----         -----
  Total from investment operations .............        (0.24)          0.83         0.84         0.50
                                                        -----         -----        -----         -----
  LESS DISTRIBUTIONS:
  Dividends from net investment income .........           --          (0.53)       (0.59)       (0.60)
  Dividends in excess of net investment
   income ......................................           --             --           --        (0.02)
  Distributions from realized gains ............           --          (0.20)          --           --
  Tax return of capital distributions ..........           --             --           --           --
                                                        -----         -----        -----         -----
  Total dividends and distributions ............           --          (0.73)       (0.59)       (0.62)
                                                        -----         -----        -----         -----
 Net asset value, end of period ................        $9.60         $9.84        $9.74         $9.49
                                                        =====         =====        =====         =====
 Total return (c) ..............................        (2.38)%         8.69%        9.14%        5.36%
                                                        =====         =====        =====         =====
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's) .............     $340,458       $322,418     $203,233     $155,023
 Ratio of expenses to average net assets .......         0.56%(d)       0.57%        0.57%        0.59%
 Ratio of net investment income to average
  net assets ...................................         5.44%(d)       5.48%        6.19%        6.06%
 Portfolio turnover rate .......................           99%           194%         374%         431%



                                                         CLASS IA                      CLASS IB
                                                 ------------------------- ----------------------------------
                                                  YEAR ENDED DECEMBER 31,  Six Months Ended  JULY 8, 1998 TO
                                                 -------------------------     June 30,        DECEMBER 31,
                                                     1995         1994           1999             1998
                                                 ------------ ------------ ---------------- -----------------
                                                                              (UNAUDITED)
 Net asset value, beginning of period (b) ......     $ 8.72       $ 9.82          $ 9.84           $ 9.90
                                                     ------       ------          ------           ------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income ........................       0.57         0.66            0.25             0.25
  Net realized and unrealized gain (loss) on
   investments and foreign currency
   transactions ................................       0.88        (1.16)          (0.50)            0.14
                                                     ------       ------          ------           ------
  Total from investment operations .............       1.45        (0.50)          (0.25)            0.39
                                                     ------       ------          ------           ------
  LESS DISTRIBUTIONS:
  Dividends from net investment income .........      (0.56)       (0.55)             --            (0.25)
  Dividends in excess of net investment
   income ......................................         --           --              --               --
  Distributions from realized gains ............         --           --              --            (0.20)
  Tax return of capital distributions ..........         --        (0.05)             --               --
                                                     ------       ------          ------           ------
  Total dividends and distributions ............      (0.56)       (0.60)             --            (0.45)
                                                     ------       ------          ------           ------
 Net asset value, end of period ................     $ 9.61       $ 8.72          $ 9.59           $ 9.84
                                                     ======       ======          ======           ======
 Total return (c) ..............................      17.02%       (5.10)%         (2.52)%           4.05%
                                                     ======       ======          ======           ======
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's) .............   $157,443     $127,575          $  167           $   10
 Ratio of expenses to average net assets .......       0.59%        0.59%           0.81%(d)         0.81%(d)
 Ratio of net investment income to average
  net assets ...................................       6.13%        7.17%           5.21%(d)         5.06%(d)
 Portfolio turnover rate .......................        411%         222%             99%             194%

THE HUDSON RIVER TRUST
FINANCIAL HIGHLIGHTS--(Continued)
June 30, 1999

ALLIANCE HIGH YIELD PORTFOLIO:





                                                                       CLASS IA
                                    -------------------------------------------------------------------------------
                                       SIX MONTHS                       YEAR ENDED DECEMBER 31,
                                          ENDED      --------------------------------------------------------------
                                        JUNE 30,
                                          1999           1998        1997        1996         1995         1994
                                    ---------------- ----------- ----------- ------------ ------------ ------------
                                       (UNAUDITED)
Net asset value, beginning of
 period (b) .......................    $ 8.71             $10.41      $10.02      $ 9.64        $ 8.91      $10.08
                                       ------             ------      ------      ------        ------      ------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income ............      0.47               1.07        1.04        1.02          0.98        0.89
 Net realized and unrealized
  gain (loss) on investments            (0.62)             (1.56)       0.75        1.07          0.73       (1.17)
                                       ------             ------      ------      ------        ------      ------
 Total from investment
  operations ......................     (0.15)             (0.49)       1.79        2.09          1.71       (0.28)
                                       ------             ------      ------      ------        ------      ------
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income ...............        --              (1.03)      (0.97)      (0.98)        (0.94)      (0.88)
 Dividends in excess of net
  investment income ...............        --                 --          --       (0.03)        (0.04)      (0.01)
 Distributions from realized
  gains ...........................        --              (0.18)      (0.43)      (0.70)           --          --
 Distributions in excess of
  realized gains ..................        --                 --          --          --            --          --
                                       ------             ------      ------      ------        ------      ------
 Total dividends and
  distributions ...................        --              (1.21)      (1.40)      (1.71)        (0.98)      (0.89)
                                       ------             ------      ------      ------        ------      ------
Net asset value, end of period         $ 8.56             $ 8.71      $10.41      $10.02        $ 9.64      $ 8.91
                                       ======             ======      ======      ======        ======      ======
Total return (c) ..................     (1.68)%            (5.15)%     18.48%      22.89%        19.92%      (2.79)%
                                       ======             ======      ======      ======        ======      ======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (000's) ..........................  $379,653           $405,308    $355,473    $199,360      $118,129     $73,895
Ratio of expenses to average
 net assets .......................      0.63%(d)           0.63%       0.62%       0.59%         0.60%       0.61%
Ratio of net investment
 income to average net
 assets ...........................     11.00%(d)          10.67%       9.82%       9.93%        10.34%       9.23%
Portfolio turnover rate ...........        87%               181%        390%        485%          350%        248%



                                                            CLASS IB
                                    ---------------------------------------------------------
                                       SIX MONTHS          YEAR ENDED           OCTOBER 2,
                                          ENDED           DECEMBER 31,            1996 TO
                                        JUNE 30,     -----------------------   DECEMBER 31,
                                          1999           1998        1997          1996
                                    ---------------- ----------- ----------- ----------------
                                       (UNAUDITED)
Net asset value, beginning of
 period (b) .......................    $ 8.69            $10.39       $10.01          $10.25
                                       ------            ------       ------          ------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income ............      0.46              1.04         1.05            0.19
 Net realized and unrealized
  gain (loss) on investments            (0.62)            (1.56)        0.71            0.15
                                       ------            ------       ------          ------
 Total from investment
  operations ......................     (0.16)            (0.52)        1.76            0.34
                                       ------            ------       ------          ------
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income ...............        --             (1.00)       (0.95)          (0.03)
 Dividends in excess of net
  investment income ...............        --                --           --           (0.25)
 Distributions from realized
  gains ...........................        --             (0.18)       (0.43)          (0.01)
 Distributions in excess of
  realized gains ..................        --                --           --           (0.29)
                                       ------            ------       ------          ------
 Total dividends and
  distributions ...................        --             (1.18)       (1.38)          (0.58)
                                       ------            ------       ------          ------
Net asset value, end of period         $ 8.53            $ 8.69       $10.39          $10.01
                                       ======            ======       ======          ======
Total return (c) ..................     (1.80)%           (5.38)%      18.19%           3.32%
                                       ======            ======       ======          ======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (000's) ..........................  $222,470          $207,042      $66,338            $685
Ratio of expenses to average
 net assets .......................     0.88%(d)           0.88%        0.88%           0.82%(d)
Ratio of net investment
 income to average net
 assets ...........................    10.74%(d)          10.60%        9.76%           8.71%(d)
Portfolio turnover rate ...........       87%               181%         390%            485%

THE HUDSON RIVER TRUST
FINANCIAL HIGHLIGHTS--(Continued)
June 30, 1999

ALLIANCE GROWTH AND INCOME PORTFOLIO:





                                                                       CLASS IA
                                     -----------------------------------------------------------------------------
                                         SIX MONTHS
                                           ENDED                         YEAR ENDED DECEMBER 31,
                                          JUNE 30,     -----------------------------------------------------------
                                            1999           1998        1997        1996       1995        1994
                                     ----------------- ----------- ----------- ----------- ---------- ------------
                                        (UNAUDITED)
 Net asset value, beginning of
  period (b) .......................       $16.99          $15.38      $13.01      $11.70    $ 9.70     $ 9.95
                                           ------          ------      ------      ------    ------     ------
  INCOME FROM INVESTMENT
   OPERATIONS:
  Net investment income ............         0.05            0.06        0.15        0.24      0.33       0.31
  Net realized and unrealized
   gain (loss) on investments                2.34            3.08        3.30        2.05      1.97      (0.36)
                                           ------          ------      ------      ------    ------     ------
  Total from investment
   operations ......................         2.39            3.14        3.45        2.29      2.30      (0.05)
                                           ------          ------      ------      ------    ------     ------
  LESS DISTRIBUTIONS:
  Dividends from net
   investment income ...............           --           (0.05)      (0.15)      (0.23)    (0.30)     (0.20)
  Distributions from realized
   gains ...........................           --           (1.48)      (0.93)      (0.75)       --         --
                                           ------          ------      ------      ------    ------     ------
  Total dividends and
   distributions ...................           --           (1.53)      (1.08)      (0.98)    (0.30)     (0.20)
                                           ------          ------      ------      ------    ------     ------
 Net asset value, end of period            $19.38          $16.99      $15.38      $13.01    $11.70     $ 9.70
                                           ======          ======      ======      ======    ======     ======
 Total return (c) ..................        14.08%          20.86%      26.90%      20.09%    24.07%     (0.58)%
                                           ======          ======      ======      ======    ======     ======
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period
  (000's) ..........................   $1,120,582        $877,744    $555,059    $232,080   $98,053    $31,522
 Ratio of expenses to average
  net assets .......................         0.56%(d)        0.58%       0.58%       0.58%     0.60%      0.78%
 Ratio of net investment
  income to average net
  assets ...........................         0.54%(d)        0.38%       0.99%       1.94%     3.11%      3.13%
 Portfolio turnover rate ...........           35%             74%         79%         88%       65%        52%



                                                          CLASS IB
                                     --------------------------------------------------
                                        SIX MONTHS         YEAR
                                           ENDED          ENDED         MAY 1, 1997
                                         JUNE 30,      DECEMBER 31,         TO
                                           1999            1998      DECEMBER 31, 1997
                                     ---------------- ------------- ------------------
                                        (UNAUDITED)
 Net asset value, beginning of
  period (b) .......................       $16.95         $15.36         $13.42
                                           ------         ------         ------
  INCOME FROM INVESTMENT
   OPERATIONS:
  Net investment income ............         0.03           0.03           0.05
  Net realized and unrealized
   gain (loss) on investments                2.34           3.07           2.91
                                           ------         ------         ------
  Total from investment
   operations ......................         2.37           3.10           2.96
                                           ------         ------         ------
  LESS DISTRIBUTIONS:
  Dividends from net
   investment income ...............           --          (0.03)         (0.09)
  Distributions from realized
   gains ...........................           --          (1.48)         (0.93)
                                           ------         ------         ------
  Total dividends and
   distributions ...................           --          (1.51)         (1.02)
                                           ------         ------         ------
 Net asset value, end of period            $19.32         $16.95         $15.36
                                           ======         ======         ======
 Total return (c) ..................        13.94%         20.56%         22.41%
                                           ======         ======         ======
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period
  (000's) ..........................     $186,084       $120,558        $32,697
 Ratio of expenses to average
  net assets .......................         0.81%(d)       0.83%          0.83%(d)
 Ratio of net investment
  income to average net
  assets ...........................         0.30%(d)       0.17%          0.43%(d)
 Portfolio turnover rate ...........           35%            74%            79%

THE HUDSON RIVER TRUST
FINANCIAL HIGHLIGHTS--(Continued)
June 30, 1999

ALLIANCE EQUITY INDEX PORTFOLIO:





                                                                   CLASS IA
                                     ---------------------------------------------------------------------
                                         SIX MONTHS
                                           ENDED                     YEAR ENDED DECEMBER 31,
                                          JUNE 30,     ---------------------------------------------------
                                            1999            1998          1997        1996        1995
                                     ----------------- -------------- ----------- ----------- ------------
                                        (UNAUDITED)
 Net asset value, beginning of
  period (b) .......................       $25.00          $19.74        $15.16      $13.13      $ 9.87
                                           ------          ------        ------      ------      ------
  INCOME FROM INVESTMENT
   OPERATIONS:
  Net investment income ............         0.15            0.27          0.26        0.27        0.26
  Net realized and unrealized
   gain (loss) on investments
   and foreign currency
   transactions ....................         2.85            5.25          4.64        2.65        3.32
                                           ------          ------        ------      ------      ------
  Total from investment
   operations ......................         3.00            5.52          4.90        2.92        3.58
                                           ------          ------        ------      ------      ------
  LESS DISTRIBUTIONS:
  Dividends from net
   investment income ...............           --           (0.25)        (0.25)      (0.25)      (0.22)
  Distributions from realized
   gains ...........................           --           (0.01)        (0.07)      (0.64)      (0.09)
  Distributions in excess of
   realized gains ..................           --              --            --          --       (0.01)
                                           ------          ------        ------      ------      ------
  Total dividends and
   distributions ...................           --           (0.26)        (0.32)      (0.89)      (0.32)
                                           ------          ------        ------      ------      ------
 Net asset value, end of period            $28.00          $25.00        $19.74      $15.16      $13.13
                                           ======          ======        ======      ======      ======
 Total return (c) ..................        12.01%          28.07%        32.58%      22.39%      36.48%
                                           ======          ======        ======      ======      ======
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period
  (000's) ..........................   $2,344,018      $1,689,913      $943,631    $386,249    $165,785
 Ratio of expenses to average
  net assets .......................         0.32%(d)        0.34%         0.37%       0.39%       0.48%
 Ratio of net investment
  income to average net
  assets ...........................         1.14%(d)        1.23%         1.46%       1.91%       2.16%
 Portfolio turnover rate ...........            2%              6%            3%         15%          9%



                                        CLASS IA                       CLASS IB
                                     --------------- ---------------------------------------------
                                      MARCH 1, 1994     SIX MONTHS         YEAR       MAY 1, 1997
                                            TO             ENDED           ENDED           TO
                                       DECEMBER 31,      JUNE 30,      DECEMBER 31,   DECEMBER 31,
                                           1994            1999            1998           1997
                                     --------------- ---------------- -------------- -------------
                                                        (UNAUDITED)
 Net asset value, beginning of
  period (b) .......................      $10.00           $24.98      $19.73         $16.35
                                          ------           ------      ------         ------
  INCOME FROM INVESTMENT
   OPERATIONS:
  Net investment income ............        0.20             0.12        0.22           0.14
  Net realized and unrealized
   gain (loss) on investments
   and foreign currency
   transactions ....................       (0.09)            2.84        5.24           3.48
                                          ------           ------      ------         ------
  Total from investment
   operations ......................        0.11             2.96        5.46           3.62
                                          ------           ------      ------         ------
  LESS DISTRIBUTIONS:
  Dividends from net
   investment income ...............       (0.20)              --       (0.20)         (0.17)
  Distributions from realized
   gains ...........................       (0.03)              --       (0.01)         (0.07)
  Distributions in excess of
   realized gains ..................       (0.01)              --          --             --
                                          ------           ------      ------         ------
  Total dividends and
   distributions ...................       (0.24)              --       (0.21)         (0.24)
                                          ------           ------      ------         ------
 Net asset value, end of period           $ 9.87           $27.94      $24.98         $19.73
                                          ======           ======      ======         ======
 Total return (c) ..................        1.08%           11.87%      27.74%         22.28%
                                          ======           ======      ======         ======
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period
  (000's) ..........................     $36,748           $6,464        $443           $110
 Ratio of expenses to average
  net assets .......................        0.49%(d)         0.57%(d)    0.59%          0.62%(d)
 Ratio of net investment
  income to average net
  assets ...........................        2.42%(d)         0.94%(d)    0.98%          1.10%(d)
 Portfolio turnover rate ...........           7%               2%          6%             3%

THE HUDSON RIVER TRUST
FINANCIAL HIGHLIGHTS--(Continued)
June 30, 1999

ALLIANCE COMMON STOCK PORTFOLIO:

                                                                CLASS IA
                                    ----------------------------------------------------------------
                                        SIX MONTHS                YEAR ENDED DECEMBER 31,
                                           ENDED       ---------------------------------------------
                                         JUNE 30,
                                           1999              1998           1997           1996
                                    ------------------ --------------- -------------- --------------
                                        (UNAUDITED)
Net asset value, beginning of
 period (b) .......................        $24.35           $     21.61    $    18.23     $    16.48
                                        ---------           -----------    ----------     ----------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income ............          0.11                  0.18          0.14           0.15
 Net realized and unrealized
  gain (loss) on investments
  and foreign currency
  transactions ....................          3.23                  5.99          5.12           3.73
                                        ---------           -----------    ----------     ----------
 Total from investment
  operations ......................          3.34                  6.17          5.26           3.88
                                        ---------           -----------    ----------     ----------
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income ...............            --                 (0.15)        (0.11)         (0.15)
 Dividends in excess of net
  investment income ...............            --                    --            --             --
 Distributions from realized
  gains ...........................            --                 (3.28)        (1.77)         (1.76)
 Distributions in excess of
  realized gains ..................            --                    --            --          (0.22)
 Tax return of capital
  distributions ...................            --                    --            --             --
                                        ---------           -----------    ----------     ----------
 Total dividends and
  distributions ...................            --                 (3.43)        (1.88)         (2.13)
                                        ---------           -----------    ----------     ----------
Net asset value, end of period          $   27.69           $     24.35    $    21.61     $    18.23
                                        =========           ===========    ==========     ==========
Total return (c) ..................         13.69%                29.39%        29.40%         24.28%
                                        =========           ===========    ==========     ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (000's) ..........................   $13,779,459           $12,061,977    $9,331,994     $6,625,390
Ratio of expenses to average
 net assets .......................          0.38%(d)              0.39%         0.39%          0.38%
Ratio of net investment
 income to average net
 assets ...........................          0.85%(d)              0.75%         0.69%          0.85%
Portfolio turnover rate ...........            34%                   46%           52%            55%


                                              CLASS IA                                          CLASS IB
                                    ----------------------------- ----------------------------------------------------------
                                                                                          YEAR ENDED        OCTOBER 2, 1996
                                       YEAR ENDED DECEMBER 31,        SIX MONTHS          DECEMBER 31,             TO
                                    -----------------------------   ENDED JUNE 30,  -----------------------   DECEMBER 31,
                                         1995           1994             1999           1998        1997          1996
                                    -------------- -------------- ----------------- ----------- ----------- ----------------
                                                                     (UNAUDITED)
Net asset value, beginning of
 period (b) .......................     $    13.36     $    14.65     $  24.30        $  21.58    $  18.22     $   17.90
                                        ----------     ----------     --------        --------    --------     ---------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income ............           0.20           0.20         0.08            0.10        0.10          0.02
 Net realized and unrealized
  gain (loss) on investments
  and foreign currency
  transactions ....................           4.12          (0.51)        3.21            6.00        5.11          1.52
                                        ----------     ----------     --------        --------    --------     ---------
 Total from investment
  operations ......................           4.32          (0.31)        3.29            6.10        5.21          1.54
                                        ----------     ----------     --------        --------    --------     ---------
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income ...............          (0.20)         (0.19)          --           (0.10)      (0.08)        (0.00)
 Dividends in excess of net
  investment income ...............          (0.02)         (0.01)          --              --          --         (0.03)
 Distributions from realized
  gains ...........................          (0.95)         (0.77)          --           (3.28)      (1.77)        (0.16)
 Distributions in excess of
  realized gains ..................          (0.03)            --           --              --          --         (1.03)
 Tax return of capital
  distributions ...................             --          (0.01)          --              --          --            --
                                        ----------     ----------     --------        --------    --------     ---------
 Total dividends and
  distributions ...................          (1.20)         (0.98)          --           (3.38)      (1.85)        (1.22)
                                        ----------     ----------     --------        --------    --------     ---------
Net asset value, end of period          $    16.48     $    13.36     $  27.59        $  24.30    $  21.58     $   18.22
                                        ==========     ==========     ========        ========    ========     =========
Total return (c) ..................          32.45%         (2.14)%      13.55%          29.06%      29.07%         8.49%
                                        ==========     ==========     ========        ========    ========     =========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (000's) ..........................     $4,879,677     $3,466,245   $1,235,773        $834,144    $228,780     $   1,244
Ratio of expenses to average
 net assets .......................           0.38%          0.38%        0.62%(d)        0.64%       0.64%         0.63%(d)
Ratio of net investment
 income to average net
 assets ...........................           1.27%          1.40%        0.61%(d)        0.44%       0.46%         0.61%(d)
Portfolio turnover rate ...........             61%            52%          34%             46%         52%           55%

THE HUDSON RIVER TRUST
FINANCIAL HIGHLIGHTS--(Continued)
June 30, 1999

ALLIANCE GLOBAL PORTFOLIO:


                                                                              CLASS IA
                                         -----------------------------------------------------------------------------------
                                             SIX MONTHS                         YEAR ENDED DECEMBER 31,
                                               ENDED       -----------------------------------------------------------------
                                              JUNE 30,
                                                1999            1998           1997          1996        1995        1994
                                         ----------------- -------------- -------------- ----------- ----------- -----------
                                            (UNAUDITED)
 Net asset value, beginning of
  period (b) ...........................     $  19.46          $    17.29     $    16.92   $  15.74    $  13.87    $  13.62
                                             --------          ----------     ----------   --------    --------     --------
  INCOME FROM INVESTMENT
   OPERATIONS:
  Net investment income ................         0.08                0.14           0.17       0.21        0.26        0.20
  Net realized and unrealized
   gain on investments and
   foreign currency transactions                 2.31                3.56           1.75       2.05        2.32        0.52
                                             --------          ----------     ----------   --------    --------     --------
  Total from investment
   operations ..........................         2.39                3.70           1.92       2.26        2.58        0.72
                                             --------          ----------     ----------   --------    --------     --------
  LESS DISTRIBUTIONS:
  Dividends from net investment
   income ..............................           --               (0.22)         (0.36)     (0.21)      (0.25)      (0.17)
  Dividends in excess of net
   investment income ...................           --                  --             --      (0.08)         --          --
  Distributions from realized
   gains ...............................           --               (1.31)         (1.19)     (0.79)      (0.42)      (0.28)
  Distributions in excess of
   realized gains ......................           --                  --             --         --       (0.03)      (0.00)
  Tax return of capital
   distributions .......................           --                  --             --      (0.00)      (0.01)      (0.02)
                                             --------          ----------     ----------   --------    --------     --------
  Total dividends and
   distributions .......................           --               (1.53)         (1.55)     (1.08)      (0.71)      (0.47)
                                             --------          ----------     ----------   --------    --------     --------
 Net asset value, end of period ........     $  21.85          $    19.46     $    17.29   $  16.92    $  15.74     $  13.87
                                             ========          ==========     ==========   ========    ========     ========
 Total return (c) ......................        12.32%              21.80%         11.66%     14.60%      18.81%       5.23%
                                             ========          ==========     ==========   ========    ========     ========
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's) .....   $1,553,371          $1,360,220     $1,203,867   $997,041    $686,140    $421,698
 Ratio of expenses to average net
  assets ...............................         0.70%(d)            0.71%          0.69%      0.60%       0.61%       0.69%
 Ratio of net investment income
  to average net assets ................         0.82%(d)            0.72%          0.97%      1.28%       1.76%       1.41%
 Portfolio turnover rate ...............           28%                105%            57%        59%         67%         71%



                                                                 CLASS IB
                                         ---------------------------------------------------------
                                            SIX MONTHS          YEAR ENDED           OCTOBER 2,
                                               ENDED           DECEMBER 31,            1996 TO
                                             JUNE 30,     -----------------------   DECEMBER 31,
                                               1999           1998        1997          1996
                                         ---------------- ----------- ----------- ----------------
                                            (UNAUDITED)
 Net asset value, beginning of
  period (b) ...........................    $   19.41      $ 17.27     $ 16.91       $   16.57
                                            ---------      -------     -------       ---------
  INCOME FROM INVESTMENT
   OPERATIONS:
  Net investment income ................         0.06         0.08        0.12            0.02
  Net realized and unrealized
   gain on investments and
   foreign currency transactions                 2.31         3.56        1.76            0.81
                                            ---------      -------     -------       ---------
  Total from investment
   operations ..........................         2.37         3.64        1.88            0.83
                                            ---------      -------     -------       ---------
  LESS DISTRIBUTIONS:
  Dividends from net investment
   income ..............................           --        (0.19)      (0.33)             --
  Dividends in excess of net
   investment income ...................           --           --          --           (0.11)
  Distributions from realized
   gains ...............................           --        (1.31)      (1.19)          (0.10)
  Distributions in excess of
   realized gains ......................           --           --          --           (0.28)
  Tax return of capital
   distributions .......................           --           --          --           (0.00)
                                            ---------      -------     -------       ---------
  Total dividends and
   distributions .......................           --        (1.50)      (1.52)          (0.49)
                                            ---------      -------     -------       ---------
 Net asset value, end of period ........    $   21.78      $ 19.41     $ 17.27       $   16.91
                                            =========      =======     =======       =========
 Total return (c) ......................        12.18%       21.50%      11.38%           4.98%
                                            =========     =========   =========      =========
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's) .....    $  68,473     $47,982      $21,520       $     290
 Ratio of expenses to average net
  assets ...............................         0.95%(d)    0.96%        0.97%           0.86%(d)
 Ratio of net investment income
  to average net assets ................         0.59%(d)    0.41%        0.67%           0.48%(d)
 Portfolio turnover rate ...............           28%        105%          57%             59%

THE HUDSON RIVER TRUST
FINANCIAL HIGHLIGHTS--(Continued)
June 30, 1999

ALLIANCE INTERNATIONAL PORTFOLIO:





                                                                       CLASS IA
                                         --------------------------------------------------------------------
                                            SIX MONTHS                                         APRIL 3, 1995
                                               ENDED            YEAR ENDED DECEMBER 31,              TO
                                             JUNE 30,     -----------------------------------   DECEMBER 31,
                                               1999           1998        1997        1996          1995
                                         ---------------- ----------- ----------- ----------- ---------------
                                            (UNAUDITED)
 Net asset value, beginning of
  period (b) ...........................    $   11.13       $  10.27    $  11.50    $  10.87    $ 10.00
                                            ---------       --------    --------    --------    -------
  INCOME FROM INVESTMENT
   OPERATIONS:
  Net investment income ................         0.09           0.09        0.10        0.13       0.14
  Net realized and unrealized
   gain (loss) on investments
   and foreign currency
   transactions ........................         0.56           0.97       (0.45)       0.94       0.98
                                            ---------       --------    --------    --------    -------
  Total from investment
   operations ..........................         0.65           1.06       (0.35)       1.07       1.12
                                            ---------       --------    --------    --------    -------
  LESS DISTRIBUTIONS:
  Dividends from net investment
   income ..............................           --          (0.20)      (0.32)      (0.10)     (0.07)
  Dividends in excess of net
   investment income ...................           --             --          --       (0.09)     (0.13)
  Distributions from realized
   gains ...............................           --          (0.00)      (0.56)      (0.25)     (0.05)
                                            ---------       --------    --------    --------    -------
  Total dividends and
   distributions .......................           --          (0.20)      (0.88)      (0.44)     (0.25)
                                            ---------       --------    --------    --------    -------
 Net asset value, end of period ........    $   11.78       $  11.13      $10.27      $11.50     $10.87
                                            =========       ========    ========    ========    =======
 Total return (c) ......................         5.85%         10.57%      (2.98)%      9.82%     11.29%
                                            =========     ==========  ==========  ==========    =======
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's) .....    $ 246,170       $204,767     $190,611    $151,907    $28,684
 Ratio of expenses to average net
  assets ...............................         1.05%(d)       1.06%       1.08%        1.06%      1.03%(d)
 Ratio of net investment income
  to average net assets ................         1.53%(d)       0.81%       0.83%       1.10%      1.71%(d)
 Portfolio turnover rate ...............           78%            59%         59%         48%        56%



                                                           CLASS IB
                                         --------------------------------------------
                                            SIX MONTHS                   MAY 1, 1997
                                               ENDED        YEAR ENDED        TO
                                             JUNE 30,      DECEMBER 31,  DECEMBER 31,
                                               1999            1998          1997
                                         ---------------- ------------- -------------
                                            (UNAUDITED)
 Net asset value, beginning of
  period (b) ...........................    $   11.11     $ 10.26       $ 11.39
                                            ---------     -------       -------
  INCOME FROM INVESTMENT
   OPERATIONS:
  Net investment income ................         0.07       0.05           0.02
  Net realized and unrealized
   gain (loss) on investments
   and foreign currency
   transactions ........................         0.57       0.98          (0.31)
                                            ---------     -------       -------
  Total from investment
   operations ..........................         0.64       1.03          (0.29)
                                            ---------     -------       -------
  LESS DISTRIBUTIONS:
  Dividends from net investment
   income ..............................           --      (0.18)         (0.28)
  Dividends in excess of net
   investment income ...................           --         --             --
  Distributions from realized
   gains ...............................           --      (0.00)         (0.56)
                                            ---------     -------       -------
  Total dividends and
   distributions .......................           --      (0.18)         (0.84)
                                            ---------     -------       -------
 Net asset value, end of period ........    $   11.75     $ 11.11       $ 10.26
                                            =========     =======       =======
 Total return (c) ......................         5.72%      10.30%        (2.54)%
                                            =========     =======       =======
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's) .....    $   9,383     $ 7,543        $3,286
 Ratio of expenses to average net
  assets ...............................         1.30%(d)    1.31%         1.38%(d)
 Ratio of net investment income
  to average net assets ................         1.32%(d)    0.44%         0.20%(d)
 Portfolio turnover rate ...............           78%         59%           59%

THE HUDSON RIVER TRUST
FINANCIAL HIGHLIGHTS--(Continued)
June 30, 1999

ALLIANCE AGGRESSIVE STOCK PORTFOLIO:





                                                                             CLASS IA
                                   --------------------------------------------------------------------------------------------
                                       SIX MONTHS                             YEAR ENDED DECEMBER 31,
                                         ENDED       --------------------------------------------------------------------------
                                        JUNE 30,
                                          1999            1998           1997           1996           1995           1994
                                   ----------------- -------------- -------------- -------------- -------------- --------------
                                      (UNAUDITED)
Net asset value, beginning of
 period (b) ......................     $  34.15          $    36.22     $    35.85     $    35.68     $    30.63     $    31.89
                                       --------          ----------     ----------     ----------     ----------     ----------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income ...........         0.06                0.09           0.04           0.09           0.10           0.04
 Net realized and unrealized
  gain (loss) on investments               4.17               (0.28)          3.71           7.52           9.54          (1.26)
                                       --------          ----------     ----------     ----------     ----------     ----------
 Total from investment
  operations .....................         4.23               (0.19)          3.75           7.61           9.64          (1.22)
                                       --------          ----------     ----------     ----------     ----------     ----------
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income ..............           --               (0.16)         (0.05)        ((0.09)         (0.10)         (0.04)
 Dividends in excess of net
  investment income ..............           --                  --             --          (0.00)            --             --
 Distributions from realized
  gains ..........................           --               (1.72)         (3.33)         (7.33)         (4.49)            --
 Distributions in excess of
  realized gains .................           --                  --             --          (0.02)            --             --
 Tax return of capital
  distributions ..................           --                  --             --             --             --          (0.00)
                                       --------          ----------     ----------     ----------     ----------     ----------
 Total dividends and
  distributions ..................           --               (1.88)         (3.38)         (7.44)         (4.59)         (0.04)
                                       --------          ----------     ----------     ----------     ----------     ----------
Net asset value, end of period         $  38.38          $    34.15     $    36.22     $    35.85     $    35.68     $    30.63
                                       ========          ==========     ==========     ==========     ==========     ==========
Total return (c) .................        12.38%               0.29%         10.94%         22.20%         31.63%         (3.81)%
                                       ========          ==========     ==========     ==========     ==========     ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (000's) .........................   $4,369,334          $4,346,907     $4,589,771     $3,865,256     $2,700,515     $1,832,164
Ratio of expenses to average
 net assets ......................         0.56%(d)            0.56%          0.54%          0.48%          0.49%          0.49%
Ratio of net investment
 income (loss) to average
 net assets ......................         0.32%(d)            0.24%          0.11%          0.24%          0.28%          0.12%
Portfolio turnover rate ..........           35%                105%           123%           108%           127%            92%



                                                             CLASS IB
                                   ------------------------------------------------------------
                                      SIX MONTHS           YEAR ENDED            OCTOBER 2,
                                         ENDED            DECEMBER 31,             1996 TO
                                       JUNE 30,     ------------------------    DECEMBER 31,
                                         1999           1998        1997            1996
                                   ---------------- ----------- ------------ ------------------
                                      (UNAUDITED)
Net asset value, beginning of
 period (b) ......................    $   34.01       $  36.13   $ 35.83        $    37.28
                                      ---------       --------   -------        ----------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income ...........         0.01           0.01     (0.11)            (0.01)
 Net realized and unrealized
  gain (loss) on investments               4.16          (0.29)     3.77              0.85
                                      ---------       --------   -------        ----------
 Total from investment
  operations .....................         4.17          (0.28)     3.66              0.84
                                      ---------       --------   -------        ----------
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income ..............           --          (0.12)    (0.03)               --
 Dividends in excess of net
  investment income ..............           --             --        --             (0.02)
 Distributions from realized
  gains ..........................           --          (1.72)    (3.33)            (0.23)
 Distributions in excess of
  realized gains .................           --             --        --             (2.04)
 Tax return of capital
  distributions ..................           --             --        --                --
                                      ---------       --------   -------        ----------
 Total dividends and
  distributions ..................           --          (1.84)    (3.36)            (2.29)
                                      ---------       --------   -------        ----------
Net asset value, end of period        $   38.18       $  34.01   $ 36.13        $    35.83
                                      =========       ========   =======        ==========
Total return (c) .................        12.24%          0.05%    10.66%             2.32%
                                      =========       ========   =======        ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (000's) .........................    $ 195,480       $153,782   $73,486        $      613
Ratio of expenses to average
 net assets ......................         0.81%(d)       0.82%     0.81%             0.73%(d)
Ratio of net investment
 income (loss) to average
 net assets ......................         0.08%(d)       0.02%    (0.28)%           (0.10)%(d)
Portfolio turnover rate ..........           35%           105%      123%              108%

THE HUDSON RIVER TRUST
FINANCIAL HIGHLIGHTS--(Continued)
June 30, 1999

ALLIANCE SMALL CAP GROWTH PORTFOLIO:





                                                                       CLASS IA
                                                 -----------------------------------------------------
                                                     SIX MONTHS          YEAR
                                                        ENDED            ENDED         MAY 1, 1997
                                                      JUNE 30,       DECEMBER 31,           TO
                                                        1999             1998       DECEMBER 31, 1997
                                                 ------------------ -------------- -------------------
                                                     (UNAUDITED)
 Net asset value, beginning of period (b) ......    $    11.82        $  12.35         $   10.00
                                                    ----------        --------         ---------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss) .................         (0.02)           0.01              0.01
  Net realized and unrealized gain (loss) on
   investments .................................         (0.03)          (0.54)             2.65
                                                    ----------        --------         ---------
  Total from investment operations .............         (0.05)          (0.53)             2.66
                                                    ----------        --------         ---------
  LESS DISTRIBUTIONS:
  Dividends from net investment income .........            --              --             (0.01)
  Distributions from realized gains ............            --              --             (0.30)
                                                    ----------        --------         ---------
  Total dividends and distributions ............            --              --             (0.31)
                                                    ----------        --------         ---------
 Net asset value, end of period ................    $    11.77        $  11.82         $   12.35
                                                    ==========        ========         =========
 Total return (c) ..............................         (0.49)%         (4.28)%           26.74%
                                                    ==========      ============       =========
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's) .............    $  183,363        $198,360         $  94,676
 Ratio of expenses to average net assets .......          0.95%(d)        0.96%             0.95%(d)
 Ratio of net investment income (loss) to
  average net assets ...........................         (0.37)%(d)       0.08%             0.10%(d)
 Portfolio turnover rate .......................           113%             94%               96%




                                                                       CLASS IB
                                                 ----------------------------------------------------
                                                     SIX MONTHS          YEAR
                                                        ENDED            ENDED         MAY 1, 1997
                                                      JUNE 30,       DECEMBER 31,          TO
                                                        1999             1998       DECEMBER 31, 1997
                                                 ------------------ -------------- ------------------
                                                     (UNAUDITED)
 Net asset value, beginning of period (b) ......    $    11.79        $  12.34        $    10.00
                                                    ----------        --------        ----------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss) .................         (0.03)          (0.02)            (0.01)
  Net realized and unrealized gain (loss) on
   investments .................................         (0.04)          (0.53)             2.65
                                                    ----------        --------        ----------
  Total from investment operations .............         (0.07)          (0.55)             2.64
                                                    ----------        --------        ----------
  LESS DISTRIBUTIONS:
  Dividends from net investment income .........            --              --                --
  Distributions from realized gains ............            --              --             (0.30)
                                                    ----------        --------        ----------
  Total dividends and distributions ............            --              --             (0.30)
                                                    ----------        --------        ----------
 Net asset value, end of period ................    $    11.72        $  11.79        $    12.34
                                                    ==========        ========        ==========
 Total return (c) ..............................         (0.61)%         (4.44)%           26.57%
                                                    ==========      ============      ==========
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's) .............    $  113,562        $112,254        $   46,324
 Ratio of expenses to average net assets .......          1.20%(d)        1.20%             1.15%(d)
 Ratio of net investment income (loss) to
  average net assets ...........................         (0.62)%(d)      (0.17)%           (0.12)%(d)
 Portfolio turnover rate .......................           113%             94%               96%


THE HUDSON RIVER TRUST
FINANCIAL HIGHLIGHTS--(Continued)
June 30, 1999

ALLIANCE CONSERVATIVE INVESTORS PORTFOLIO:





                                                                          CLASS IA
                                        ----------------------------------------------------------------------------
                                           SIX MONTHS
                                              ENDED                        YEAR ENDED DECEMBER 31,
                                            JUNE 30,     -----------------------------------------------------------
                                              1999           1998        1997        1996        1995        1994
                                        ---------------- ----------- ----------- ----------- ----------- -----------
                                           (UNAUDITED)
 Net asset value, beginning of
  period (b) ..........................    $   12.32       $  11.89    $  11.29    $  11.52    $  10.15    $  11.12
                                           ---------       --------    --------    --------    --------    --------
  INCOME FROM INVESTMENT
   OPERATIONS:
  Net investment income ...............         0.23           0.49        0.49        0.50        0.60        0.55
  Net realized and unrealized
   gain (loss) on investments
   and foreign currency
   transactions .......................         0.28           1.12        0.97        0.07        1.43       (1.00)
                                           ---------       --------    --------    --------    --------    --------
  Total from investment
   operations .........................         0.51           1.61        1.46        0.57        2.03       (0.45)
                                           ---------       --------    --------    --------    --------    --------
  LESS DISTRIBUTIONS:
  Dividends from net investment
   income .............................           --         (0.48)       (0.49)      (0.51)      (0.59)      (0.52)
  Distributions from realized
   gains ..............................           --         (0.70)       (0.37)      (0.27)      (0.07)         --
  Distributions in excess of
   realized gains .....................           --             --          --       (0.02)         --          --
                                           ---------       --------    --------    --------    --------    --------
  Total dividends and
   distributions ......................           --          (1.18)      (0.86)      (0.80)      (0.66)      (0.52)
                                           ---------       --------    --------    --------    --------    --------
 Net asset value, end of period .......    $   12.83       $  12.32    $  11.89    $  11.29    $  11.52    $  10.15
                                           =========       ========    ========    ========    ========    ========
 Total return (c) .....................         4.13%         13.88%      13.25%       5.21%      20.40%      (4.10)%
                                           =========       ========    ========    ========    ========    ========
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's) ....    $ 376,637       $355,441    $307,847    $282,402    $252,101    $173,691
 Ratio of expenses to average net
  assets ..............................         0.52%(d)       0.53%       0.57%       0.61%       0.59%       0.59%
 Ratio of net investment income
  to average net assets ...............         3.63%(d)       3.99%       4.17%       4.48%       5.48%       5.22%
 Portfolio turnover rate ..............           64%           103%        206%        181%        287%        228%



                                                          CLASS IB
                                        --------------------------------------------
                                           SIX MONTHS         YEAR      MAY 1, 1997
                                              ENDED          ENDED           TO
                                            JUNE 30,      DECEMBER 31,  DECEMBER 31,
                                              1999            1998          1997
                                        ---------------- ------------- -------------
                                           (UNAUDITED)
 Net asset value, beginning of
  period (b) ..........................    $   12.31      $ 11.88      $ 11.29
                                           ---------      -------      -------
  INCOME FROM INVESTMENT
   OPERATIONS:
  Net investment income ...............         0.21         0.46        0.31
  Net realized and unrealized
   gain (loss) on investments
   and foreign currency
   transactions .......................         0.28         1.12        1.01
                                           ---------      -------      -------
  Total from investment
   operations .........................         0.49         1.58        1.32
                                           ---------      -------      -------
  LESS DISTRIBUTIONS:
  Dividends from net investment
   income .............................           --        (0.45)      (0.36)
  Distributions from realized
   gains  ..............................           --       (0.70)      (0.37)
  Distributions in excess of
   realized gains .....................           --           --          --
                                           ---------      -------      -------
  Total dividends and
   distributions ......................           --        (1.15)      (0.73)
                                           ---------      -------      -------
 Net asset value, end of period .......    $   12.80      $ 12.31      $ 11.88
                                           =========      =======      =======
 Total return (c) .....................         4.00%       13.60%       11.84%
                                           =========      =======      =======
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's) ....      $57,405      $32,653       $5,694
 Ratio of expenses to average net
  assets ..............................         0.77%(d)     0.78%        0.80%(d)
 Ratio of net investment income
  to average net assets ...............         3.39%(d)     3.68%        3.82%(d)
 Portfolio turnover rate ..............           64%         103%         206%

THE HUDSON RIVER TRUST
FINANCIAL HIGHLIGHTS--(Continued)
June 30, 1999

ALLIANCE BALANCED PORTFOLIO:





                                                                             CLASS IA
                                                  --------------------------------------------------------------
                                                      SIX MONTHS
                                                        ENDED                 YEAR ENDED DECEMBER 31,
                                                       JUNE 30,     --------------------------------------------
                                                         1999            1998           1997           1996
                                                  ----------------- -------------- -------------- --------------
                                                     (UNAUDITED)
 Net asset value, beginning of period (b) .......     $  18.51          $    17.58     $    16.64     $    16.76
                                                      --------          ----------     ----------     ----------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income .........................         0.26                0.56           0.58           0.53
  Net realized and unrealized gain (loss) on
   investments and foreign currency
   transactions .................................         0.95                2.54           1.86           1.31
                                                      --------          ----------     ----------     ----------
  Total from investment operations ..............         1.21                3.10           2.44           1.84
                                                      --------          ----------     ----------     ----------
  LESS DISTRIBUTIONS:
  Dividends from net investment income ..........           --               (0.50)         (0.59)         (0.53)
  Dividends in excess of net investment
   income .......................................           --                  --             --             --
  Distributions from realized gains .............           --               (1.67)         (0.91)         (1.40)
  Distributions in excess of realized gains .....           --                  --             --          (0.03)
  Tax return of capital distributions ...........           --                  --             --             --
                                                      --------          ----------     ----------     ----------
  Total dividends and distributions .............           --               (2.17)         (1.50)         (1.96)
                                                      --------          ----------     ----------     ----------
 Net asset value, end of period .................     $  19.72          $    18.51     $    17.58     $    16.64
                                                      ========          ==========     ==========     ==========
 Total return (c) ...............................         6.55%              18.11%         15.06%         11.68%
                                                      ========      ============== ============== ==============
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's) ..............     $2,012,051        $1,936,429     $1,724,089     $1,637,856
 Ratio of expenses to average net assets ........         0.44%(d)            0.45%          0.45%          0.41%
 Ratio of net investment income to average
  net assets ....................................         2.74%(d)            3.00%          3.30%          3.15%
 Portfolio turnover rate ........................           63%                 95%           146%           177%



                                                            CLASS IA                        CLASS IB
                                                  ----------------------------- ---------------------------------
                                                                                    SIX MONTHS    JULY 8, 1998
                                                     YEAR ENDED DECEMBER 31,         ENDED             TO
                                                  -----------------------------     JUNE 30,      DECEMBER 31,
                                                       1995           1994            1999             1998
                                                  -------------- -------------- ---------------- ----------------
                                                                                   (UNAUDITED)
 Net asset value, beginning of period (b) .......     $    14.87     $    16.67    $   18.51        $   19.48
                                                      ----------     ----------    ---------        ---------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income .........................           0.54           0.45         0.24             0.24
  Net realized and unrealized gain (loss) on
   investments and foreign currency
   transactions .................................           2.36          (1.78)        0.94             0.66
                                                      ----------     ----------    ---------        ---------
  Total from investment operations ..............           2.90          (1.33)        1.18             0.90
                                                      ----------     ----------    ---------        ---------
  LESS DISTRIBUTIONS:
  Dividends from net investment income ..........          (0.54)         (0.44)          --            (0.20)
  Dividends in excess of net investment
   income .......................................             --          (0.03)          --               --
  Distributions from realized gains .............          (0.47)            --           --            (1.67)
  Distributions in excess of realized gains .....             --             --           --               --
  Tax return of capital distributions ...........             --          (0.00)          --               --
                                                      ----------     ----------    ---------        ---------
  Total dividends and distributions .............          (1.01)         (0.47)          --            (1.87)
                                                      ----------     ----------    ---------        ---------
 Net asset value, end of period .................     $    16.76     $    14.87    $   19.69        $   18.51
                                                      ==========     ==========    =========        =========
 Total return (c) ...............................          19.75%         (8.02)%       6.42%            4.92%
                                                      ==========     ==========    =========        =========
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's) ..............     $1,523,142     $1,329,820       $7,286        $      10
 Ratio of expenses to average net assets ........           0.40%          0.39%        0.69%(d)         0.70%(d)
 Ratio of net investment income to average
  net assets ....................................           3.33%          2.87%        2.55%(d)         2.65%(d)
 Portfolio turnover rate ........................            186%           115%          63%              95%

THE HUDSON RIVER TRUST
FINANCIAL HIGHLIGHTS--(Continued)
June 30, 1999

ALLIANCE GROWTH INVESTORS PORTFOLIO:





                                                                                CLASS IA
                                         --------------------------------------------------------------------------------------
                                             SIX MONTHS                          YEAR ENDED DECEMBER 31,
                                               ENDED       --------------------------------------------------------------------
                                              JUNE 30,
                                                1999            1998           1997           1996          1995        1994
                                         ----------------- -------------- -------------- -------------- ----------- -----------
                                            (UNAUDITED)
 Net asset value, beginning of
  period (b) ...........................     $  19.87          $    18.55     $    17.20     $    17.68   $  14.66    $  15.61
                                             --------          ----------     ----------     ----------   --------    --------
  INCOME FROM INVESTMENT
   OPERATIONS:
  Net investment income ................         0.19                0.41           0.41           0.40       0.57        0.50
  Net realized and unrealized
   gain (loss) on investments
   and foreign currency
   transactions ........................         1.93                3.03           2.43           1.66       3.24       (0.98)
                                             --------          ----------     ----------     ----------   --------    --------
  Total from investment
   operations ..........................         2.12                3.44           2.84           2.06       3.81       (0.48)
                                             --------          ----------     ----------     ----------   --------    --------
  LESS DISTRIBUTIONS:
  Dividends from net investment
   income ..............................           --               (0.41)         (0.46)         (0.40)     (0.54)      (0.46)
  Dividends in excess of net
   investment income ...................           --                  --             --          (0.03)     (0.01)      (0.01)
  Distributions from realized
   gains ...............................           --               (1.71)         (1.03)         (2.10)     (0.24)         --
  Distributions in excess of
   realized gains ......................           --                  --             --          (0.01)        --          --
                                             --------          ----------     ----------     ----------   --------    --------
  Total dividends and
   distributions .......................           --               (2.12)         (1.49)         (2.54)     (0.79)      (0.47)
                                             --------          ----------     ----------     ----------   --------    --------
 Net asset value, end of period ........     $  21.99          $    19.87     $    18.55     $    17.20   $  17.68    $  14.66
                                             ========          ==========     ==========     ==========   ========    ========
 Total return (c) ......................        10.63%              19.13%         16.87%         12.61%     26.37%      (3.15)%
                                             ========          ==========     ==========     ==========   ========    ========
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's) .....   $2,189,695          $1,963,074     $1,630,389     $1,301,643   $896,134    $492,478
 Ratio of expenses to average net
  assets ...............................         0.54%(d)            0.55%          0.57%          0.57%      0.56%       0.59%
 Ratio of net investment income
  to average net assets ................         1.83%(d)            2.10%          2.18%          2.31%      3.43%       3.32%
 Portfolio turnover rate ...............           56%                102%           121%           190%       107%        131%



                                                                 CLASS IB
                                         ---------------------------------------------------------
                                            SIX MONTHS          YEAR ENDED           OCTOBER 2,
                                               ENDED           DECEMBER 31,            1996 TO
                                             JUNE 30,     -----------------------   DECEMBER 31,
                                               1999           1998        1997          1996
                                         ---------------- ----------- ----------- ----------------
                                            (UNAUDITED)
 Net asset value, beginning of
  period (b) ...........................    $   19.84      $ 18.52     $ 17.19       $   16.78
                                            ---------      -------     -------       ---------
  INCOME FROM INVESTMENT
   OPERATIONS:
  Net investment income ................         0.16         0.36        0.36            0.07
  Net realized and unrealized
   gain (loss) on investments
   and foreign currency
   transactions ........................         1.92         3.03        2.43            0.71
                                            ---------      -------     -------       ---------
  Total from investment
   operations ..........................         2.08         3.39        2.79            0.78
                                            ---------      -------     -------       ---------
  LESS DISTRIBUTIONS:
  Dividends from net investment
   income ..............................           --        (0.36)      (0.43)          (0.02)
  Dividends in excess of net
   investment income ...................           --           --          --           (0.09)
  Distributions from realized
   gains ...............................           --        (1.71)      (1.03)          (0.02)
  Distributions in excess of
   realized gains ......................           --           --          --           (0.24)
                                            ---------      -------     -------       ---------
  Total dividends and
   distributions .......................           --        (2.07)      (1.46)          (0.37)
                                            ---------      -------     -------       ---------
 Net asset value, end of period ........    $   21.92      $ 19.84     $ 18.52       $   17.19
                                            =========      =======     =======       =========
 Total return (c) ......................        10.50%       18.83%      16.58%           4.64%
                                            =========      =======     =======       =========
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's) .....    $ 134,973      $92,027     $35,730       $     472
 Ratio of expenses to average net
  assets ...............................         0.79%(d)     0.80%       0.82%           0.84%(d)
 Ratio of net investment income
  to average net assets ................         1.58%(d)     1.85%       1.88%           1.69%(d)
 Portfolio turnover rate ...............           56%         102%        121%            190%

THE HUDSON RIVER TRUST
FINANCIAL HIGHLIGHTS--(Concluded)
June 30, 1999

---------
(a) Net investment income and capital changes per share are based upon monthly average shares outstanding.

(b) Date as of which funds were first allocated to the Portfolios are as follows:

    Class IA:

    Alliance Common Stock Portfolio--June 16, 1975
    Alliance Money Market Portfolio--July 13, 1981
    Alliance Balanced Portfolio--January 27, 1986
    Alliance Aggressive Stock Portfolio--January 27, 1986
    Alliance High Yield Portfolio--January 2, 1987
    Alliance Global Portfolio--August 27, 1987
    Alliance Conservative Investors Portfolio--October 2, 1989
    Alliance Growth Investors Portfolio--October 2, 1989
    Alliance Intermediate Government Securities Portfolio--April 1, 1991 Alliance Quality Bond Portfolio--October 1, 1993
    Alliance Growth and Income Portfolio--October 1, 1993
    Alliance Equity Index Portfolio--March 1, 1994
    Alliance International Portfolio--April 3, 1995
    Alliance Small Cap Growth Portfolio--May 1, 1997

    Class IB:

    Alliance Money Market, Alliance High Yield, Alliance Common Stock, Alliance Global, Alliance Aggressive Stock and Alliance Growth Investors Portfolios--October 2, 1996.
    Alliance Intermediate Government Securities, Alliance Growth and Income, Alliance Equity Index, Alliance International, Alliance Small Cap Growth and Alliance Conservative Investors Portfolios--May 1, 1997.
    Alliance Quality Bond and Alliance Balanced Portfolios--July 8, 1998.

(c) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(d) Annualized.

(e) On February 22, 1994, shares of the Alliance Intermediate Government Securities Portfolio of the Trust were substituted for shares of the Trust's Alliance Short-Term World Income Portfolio.